UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                    ------------

                                 HIGHMARK FUNDS
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             SAN FRANCISCO, CA 94104
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             SAN FRANCISCO, CA 94111
                 ---------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                          ---------------

                     Date of fiscal year end: JULY 31, 2009
                                              -------------

                     Date of reporting period: JULY 31, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                JULY 31, 2009
--------------------------------------------------------------------------------

      HIGHMARK
                       The smarter approach to investing.

                                     ANNUAL REPORT

      [GRAPHIC OMITTED]

      [HIGHMARK FUNDS LOGO](R)

                                TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ..........................................................    2
   cognitive value fund ...................................................    4
   core equity fund .......................................................    6
   enhanced growth fund ...................................................    8
   equity income fund .....................................................   10
   fundamental equity fund ................................................   12
   geneva growth fund .....................................................   14
   geneva small cap growth fund ...........................................   16
   international opportunities fund .......................................   18
   large cap growth fund ..................................................   20
   large cap value fund ...................................................   22
   nyse arca tech 100 index fund ..........................................   24
   small cap advantage fund ...............................................   26
   small cap value fund ...................................................   28
   value momentum fund ....................................................   30
   capital growth allocation fund .........................................   32
   diversified equity allocation fund .....................................   34
   growth & income allocation fund ........................................   36
   income plus allocation fund ............................................   38
   bond fund ..............................................................   40
   california intermediate tax-free bond fund .............................   42
   national intermediate tax-free bond fund ...............................   44
   short term bond fund ...................................................   46
   wisconsin tax-exempt fund ..............................................   48
   california tax-free money market fund ..................................   50
   taxable money market funds .............................................   51

disclosure of fund expenses ...............................................   52
schedules of investments ..................................................   56
statements of assets and liabilities ......................................  138 statements of operations ..................................................  150
statements of changes in net assets .......................................  156 financial highlights ......................................................  184
notes to financial statements .............................................  198
report of independent registered public accounting firm ...................  215 notice to shareholders ....................................................  216
trustees and officers .....................................................  217
board approval of the existing advisory and sub-advisory agreements .......  219 fund information ..........................................................  224
service providers & board of trustees .....................................  228

                            [HIGHMARK FUNDS LOGO](R)

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

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                             WWW.HIGHMARKFUNDS.COM
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

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
DANAHER                                                                   2.6%

PRAXAIR                                                                   2.5

CVS CAREMARK                                                              2.1

CISCO SYSTEMS                                                             2.0

SUNCOR ENERGY                                                             1.9

ORACLE                                                                    1.8

OCCIDENTAL PETROLEUM                                                      1.7

GOLDMAN SACHS GROUP                                                       1.7

GOOGLE, CL A                                                              1.7

INTEL                                                                     1.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   14.2%

ENERGY                                                                   12.3

FINANCIALS                                                               10.4

HEALTH CARE                                                               9.7

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                        8.6

CONSUMER STAPLES                                                          8.4

INDUSTRIAL                                                                7.8

CONSUMER DISCRETIONARY                                                    7.1

REPURCHASE AGREEMENT                                                      7.1

UTILITIES                                                                 4.8

MATERIALS                                                                 4.6

ASSET-BACKED SECURITIES                                                   3.8

REGISTERED INVESTMENT COMPANY                                             0.6

TELECOMMUNICATION SERVICES                                                0.6

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Balanced Fund (the "Fund") produced a total return of -8.24% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned -19.96%, 7.85% and -8.83%, respectively.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing. These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the Fund's reporting period.

Cognizant of the unwinding and deleveraging in real estate and consumer debt, the equity investment portion of the Fund positioned itself conservatively in lower risk assets in the first half of the reporting period, and transitioned to neutral position in risk assets in the second half of the year. The Fund outperformed its blended benchmark for the fiscal year.

Within energy, the Fund's transition out of the integrated oil sector and into the oil services, exploration and production sectors contributed to its equity investment performance. Suncor, one of the Fund's holdings, was a top performer in the exploration and production sectors. The technology sector, which performed strongly beginning in November 2008, also contributed to the Fund's performance. Given concerns about reform in the sector, health care performed poorly during the period, but the Fund's underweight in this sector positively impacted performance. Specific stock selection within the health care sector also contributed to performance, with Hospira, a global pharmaceutical and medication company, acting as a top contributor.

An underweight to the consumer discretionary sector, which performed well during the period, detracted from the Fund's equity investment performance. Specific stocks that detracted from performance include Pepsi in the consumer staples sector and Exxon Mobile in the integrated oil sector.

Credit quality was a key factor in the Fund's fixed income investment performance, as lower quality securities underperformed higher quality securities in the first half of the reporting period. Treasuries performed particularly well, and peaked in December 2009 as investors continued their flight to quality in the face of credit market turmoil. Corporate bond spreads, which had already widened to historical levels, expanded even further during the period.

The opposite was true in the second half of the reporting period. Corporate bonds rallied due to reports of solid corporate earnings. The Fund's overweight to corporate bonds, which was detrimental to performance early in the reporting period, was the reason for the Fund's fixed income outperformance of its benchmark later in the reporting period.

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2                                1.800.433.6884
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

                                [GRAPHIC OMITTED]

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KENNETH WEMER]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JACK MONTGOMERY]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

       HighMark
       Balanced       HighMark                                         60/40 Hybrid               Barclays     Morningstar
         Fund,        Balanced        HighMark         'HighMark           of the                Capital U.S.     Moderate
       Fiduciary   Fund, Class A   Balanced Fund,   Balanced Fund,    following two   S&P 500     Aggregate     Allocation
        Shares         Shares      Class B Shares   Class C Shares+      Indexes:     Index++   Bond Index++     Category
       ---------   -------------   --------------   ---------------   -------------   -------   ------------   -----------
7/99    $10,000       $ 9,450          $10,000          $10,000         $10,000       $10,000      $10,000       $10,000
7/00    $10,228       $ 9,642          $10,133          $10,168         $10,803       $10,897      $10,597       $10,667
7/01    $ 9,630       $ 9,049          $ 9,455          $ 9,485         $10,377       $ 9,335      $11,941       $10,574
7/02    $ 8,258       $ 7,739          $ 8,036          $ 8,062         $ 9,142       $ 7,129      $12,840       $ 9,300
7/03    $ 8,861       $ 8,293          $ 8,549          $ 8,577         $ 9,977       $ 7,888      $13,536       $10,008
7/04    $ 9,571       $ 8,928          $ 9,150          $ 9,177         $10,964       $ 8,927      $14,191       $10,913
7/05    $10,462       $ 9,738          $ 9,910          $ 9,934         $12,102       $10,181      $14,871       $12,235
7/06    $10,857       $10,080          $10,197          $10,224         $12,568       $10,729      $15,088       $12,838
7/07    $12,102       $11,203          $11,262          $11,295         $14,062       $12,459      $15,927       $14,416
7/08    $11,313       $10,453          $10,450          $10,472         $13,473       $11,078      $16,906       $13,528
7/09    $10,381       $ 9,569          $ 9,506          $ 9,526         $12,283       $ 8,867      $18,233       $11,934

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                        3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                           ONE YEAR     RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares             -8.24%     -1.48%        1.64%        0.37%       5.91%       1.23%     0.97%
-----------------------------------------------------------------------------------------------------------
Class A Shares               -8.46%     -1.72%        1.40%        0.13%       5.72%+      1.48%     1.22%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*      -13.49%     -3.56%        0.26%       -0.44%       5.39%+      1.48%     1.22%
-----------------------------------------------------------------------------------------------------------
Class B Shares               -9.03%     -2.31%        0.77%       -0.51%       5.34%+      1.98%     1.82%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -13.52%     -3.16%        0.43%       -0.51%       5.34%+      1.98%     1.82%
-----------------------------------------------------------------------------------------------------------
Class C Shares               -9.03%     -2.32%        0.75%       -0.48%+      5.42%+      1.98%     1.82%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***     -9.93%     -2.32%        0.75%       -0.48%+      5.42%+      1.98%     1.82%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

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                             WWW.HIGHMARKFUNDS.COM                             3
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

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
RYDEX S&P SMALLCAP 600 PURE VALUE ETF                                     1.4%

CASH AMERICA INTERNATIONAL                                                1.1

COVENTRY HEALTH CARE                                                      1.1

SONOCO PRODUCTS                                                           1.0

UGI                                                                       1.0

PS BUSINESS PARKS REIT                                                    1.0

SOUTHSIDE BANCSHARES                                                      1.0

ATMOS ENERGY                                                              1.0

NEW JERSEY RESOURCES                                                      1.0

CATO, CL A                                                                0.9

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               21.6%

INDUSTRIAL                                                               16.7

INFORMATION TECHNOLOGY                                                   15.0

CONSUMER DISCRETIONARY                                                   14.4

MATERIALS                                                                 6.9

HEALTH CARE                                                               6.7

CONSUMER STAPLES                                                          5.2

ENERGY                                                                    5.1

UTILITIES                                                                 4.5

REGISTERED INVESTMENT COMPANIES                                           2.1

TELECOMMUNICATION SERVICES                                                1.0

REPURCHASE AGREEMENT                                                      0.8

*    EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Cognitive Value Fund (the "Fund") produced a total return of -22.02% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned -18.43% for the same period.

FACTORS AFFECTING PERFORMANCE

Two factors primarily contributed to the Fund's shortfall in performance. First, micro-cap stocks underperformed during the stock market downturn in the first part of the fiscal year. Second, the quantitative strategies struggled more recently as hedge funds were forced to unwind both long and short positions without regard to investment merit. The market's gyrations inverted the expected returns based on the Fund's fundamental investment factors.

The weakening economy and continued financial sector difficulties resulted in micro-cap underperformance in the second half of 2008. Since micro-cap companies are considered higher credit risks than larger cap companies, investors avoided them as economic trends deteriorated. The Fund's micro-cap stocks underperformed the benchmark by 6.5% in the August through January period. Historically, micro-cap stocks have outperformed large cap stocks coming out of recessions, and typically, investors anticipate economic recoveries before they become apparent. The Fund's micro-cap stocks outperformed the benchmark by 5.9% in the February through July period, with the bulk of that outperformance occurring in May.

While outperforming the benchmark in the first part of the fiscal year, the Fund's behavioral ranking model began to struggle as the market rebounded in early March and the Fund had its worst quarterly result in its history in the second quarter of 2009. This disappointing result was mitigated to a large degree by the Fund's risk control methods and micro-cap focus. The extreme market dislocations in late 2008 and early 2009 caused several of the Fund's investment factors to underperform. Additionally, the Fund's performance was hurt by a strong rally in low quality stocks (low priced stocks in poor financial condition, with a history of underperformance).

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4                                1.800.433.6884
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

                                [GRAPHIC OMITTED]

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF TOM MUDGE]

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

                            HighMark
             HighMark       Cognitive        HighMark          HighMark
             Cognitive     Value Fund,   Cognitive Value       Cognitive      S&P SmallCap
            Value Fund,     Fiduciary     Fund, Class A       Value Fund,    600/Citigroup    Morningstar Small
          Class M Shares     Shares+         Shares+       Class C Shares+    Value Index++     Value Category
          --------------   -----------   ---------------   ---------------   --------------   -----------------
5/30/01       $10,000        $10,000         $ 9,450           $10,000          $10,000            $10,000
   7/01       $10,070        $10,057         $ 9,509           $10,046          $10,343            $10,567
   7/02       $ 9,528        $ 9,494         $ 8,954           $ 9,412          $ 9,428            $ 9,267
   7/03       $10,412        $10,350         $ 9,738           $10,185          $10,879            $10,519
   7/04       $12,358        $12,255         $11,502           $11,970          $13,201            $11,464
   7/05       $15,317        $15,154         $14,186           $14,690          $16,614            $12,780
   7/06       $16,552        $16,361         $15,279           $15,721          $17,763            $13,256
   7/07       $18,535        $18,320         $17,041           $17,417          $20,066            $14,752
   7/08       $16,499        $16,310         $15,129           $15,360          $17,833            $13,019
   7/09       $12,866        $12,706         $11,740           $11,840          $14,546            $10,713

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN     INCEPTION    RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares           -22.10%     -8.09%        0.72%+      2.98%+      1.29%     1.18%
----------------------------------------------------------------------------------------------
Class A Shares             -22.40%     -8.41%        0.41%+      2.69%+      1.54%     1.43%
----------------------------------------------------------------------------------------------
Class A Shares w/load*     -26.65%    -10.12%       -0.71%+      1.97%+      1.54%     1.43%
----------------------------------------------------------------------------------------------
Class C Shares             -22.92%     -9.02%       -0.21%+      2.09%+      2.04%     2.03%
----------------------------------------------------------------------------------------------
Class C Shares w/load**    -23.69%     -9.02%       -0.21%+      2.09%+      2.04%     2.03%
----------------------------------------------------------------------------------------------
Class M Shares             -22.02%     -8.05%        0.81%       3.13%       1.04%     1.03%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
INTEL                                                                     3.1%

PFIZER                                                                    3.1

GOLDMAN SACHS GROUP                                                       2.8

VERIZON COMMUNICATIONS                                                    2.5

CONOCOPHILIPS                                                             2.5

INTERNATIONAL BUSINESS MACHINES                                           2.5

AMGEN                                                                     2.4

CHEVRON                                                                   2.3

EXXON MOBIL                                                               2.3

WELLPOINT                                                                 2.2

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   18.4%

HEALTH CARE                                                              13.4

ENERGY                                                                   12.8

CONSUMER STAPLES                                                         12.6

FINANCIALS                                                               12.3

INDUSTRIALS                                                              10.5

CONSUMER DISCRETIONARY                                                    9.1

TELECOMMUNICATIONS SERVICES                                               3.6

UTILITIES                                                                 3.5

MATERIALS                                                                 2.0

REPURCHASE AGREEMENT                                                      1.3

REGISTERED INVESTMENT COMPANY                                             0.5

*    EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Core Equity Fund (the "Fund") produced a total return of -19.59% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -19.96% over the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the fund's reporting period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009 given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

The Fund outperformed its benchmark for the reporting period, mainly due to its stock selection. In the last six months of the Fund's reporting period in particular, the Fund focused on value for stock selection. Returns to less expensive stocks generally are higher during periods leading up to, and during, economic recoveries. This proved true for the reporting period.

An overweight to the strong information technology sector positively impacted performance, as did an overweight to the energy sector. An underweight in the resurgent financials sector negatively impacted the Fund's performance, as did an underweight in the materials sector.

Specific stocks that contributed to performance were Coach Inc. in the Consumer sector. Also, Aflac performed well in the financial sector. Specific stocks that detracted from performance included Conoco Phillips in the energy sector, as well as General Electric in the industrials sector.

--------------------------------------------------------------------------------
6                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark Core      HighMark Core     HighMark Core     HighMark Core              Morningstar
            Equity Fund,       Equity Fund,     Equity Fund,      Equity Fund,     S&P 500   Large Value
          Fiduciary Shares   Class A Shares+   Class B Shares+   Class C Shares+   Index++     Category
          ----------------   ---------------   ---------------   ---------------   -------   -----------
5/31/00        $10,000           $9,450            $10,000           $10,000       $10,000     $10,000
   7/00        $ 9,768           $9,231            $ 9,758           $ 9,768       $10,087     $ 9,793
   7/01        $ 8,312           $7,829            $ 8,230           $ 8,312       $ 8,642     $10,564
   7/02        $ 6,296           $5,914            $ 6,178           $ 6,296       $ 6,600     $ 8,542
   7/03        $ 6,872           $6,441            $ 6,685           $ 6,872       $ 7,302     $ 9,280
   7/04        $ 7,546           $7,051            $ 7,260           $ 7,503       $ 8,263     $10,705
   7/05        $ 8,411           $7,849            $ 8,031           $ 8,298       $ 9,428     $12,408
   7/06        $ 9,213           $8,567            $ 8,724           $ 9,004       $ 9,935     $13,433
   7/07        $10,559           $9,787            $ 9,907           $10,228       $11,538     $15,361
   7/08        $ 9,043           $8,373            $ 8,413           $ 8,689       $10,259     $13,034
   7/09        $ 7,272           $6,712            $ 6,701           $ 6,906       $ 8,211     $10,408

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN     INCEPTION    RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares            -19.59%     -7.58%       -0.74%      -3.42%       1.11%     0.95%
----------------------------------------------------------------------------------------------
Class A Shares              -19.83%     -7.81%       -0.98%      -3.66%+      1.36%     1.20%
----------------------------------------------------------------------------------------------
Class A Shares w/load*      -24.22%     -9.53%       -2.10%      -4.25%+      1.36%     1.20%
----------------------------------------------------------------------------------------------
Class B Shares              -20.35%     -8.41%       -1.59%      -4.27%+      1.86%     1.80%
----------------------------------------------------------------------------------------------
Class B Shares w/load**     -24.28%     -9.28%       -1.96%      -4.27%+      1.86%     1.80%
----------------------------------------------------------------------------------------------
Class C Shares              -20.52%     -8.46%       -1.65%      -3.96%+      1.86%     1.80%
----------------------------------------------------------------------------------------------
Class C Shares w/load***    -21.30%     -8.46%       -1.65%      -3.96%+      1.86%     1.80%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                             7
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     5.2%

MICROSOFT                                                                 3.9

QUALCOMM                                                                  3.8

GOOGLE, CL A                                                              3.6

HEWLETT-PACKARD                                                           3.5

CISCO SYSTEMS                                                             3.1

INTEL                                                                     3.0

INTERNATIONAL BUSINESS MACHINES                                           2.9

ORACLE                                                                    2.8

RESEARCH IN MOTION                                                        1.8

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   83.7%

HEALTH CARE                                                              10.7

TELECOMMUNICATION SERVICES                                                1.9

CONSUMER DISCRETIONARY                                                    1.7

REPURCHASE AGREEMENT                                                      1.6

REGISTERED INVESTMENT COMPANY                                             0.4

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Enhanced Growth Fund (the "Fund") produced a total return of -12.84% (Class M shares). In comparison, the Fund's benchmark, the NASDAQ 100 Index, returned -13.29% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund, which invests primarily in information technology and healthcare stocks, lost value over the past fiscal year. It is important, however, to differentiate between the first six months and the second six months of this twelve-month period.

During the first six months of the fiscal year, global equities fell sharply as the credit crisis escalated and fears of recession increased. Information technology and healthcare stocks were not immune from the selling pressure, which intensified from September forward. Technology stocks, in particular, were negatively impacted by the belief that the demand for their products and services is tied to the general health of the economy. As a result, the Fund lost -36.68% for the six-month period ending January 31, 2009.

The ensuing six months proved to be quite different for the Fund and for the information technology sector. During the first part of this six-month period, when stocks were still declining, technology stocks outperformed other sectors because they were viewed as a defensive bet due to their strong balance sheets, low to non-existent debt levels, high margins and proven ability to navigate deflationary scenarios. Then, after the stock market bottomed in early March, the information technology sector benefitted from the strong rally in the U.S. stock market as investors began to look forward to an economic recovery. The Fund's large weighting in information technology stocks fueled significant gains for the Fund in the second half of the year.

Winning sub-sectors for the Fund in the technology industry were computer hardware, application software and communications equipment. Relative detractors from the Fund's performance were semiconductor and semiconductor equipment stocks which usually perform very well coming out of a recession. While these two sub-sectors posted healthy positive returns, they did not perform as well as the information technology sector as a whole.

--------------------------------------------------------------------------------
8                                1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF SONYA THADHANI]

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

             HighMark                             HighMark          HighMark
             Enhanced      HighMark Enhanced      Enhanced          Enhanced                     Morningstar
           Growth Fund        Growth Fund        Growth Fund      Growth Fund        NASDAQ       Technology
          Class M Shares   Fiduciary Shares+   Class A Shares+   Class C Shares+   100 Index++     Category
          --------------   -----------------   ---------------   ---------------   -----------   -----------
5/30/01       $10,000           $10,000            $9,450            $10,000         $10,000       $10,000
   7/01       $ 9,320           $ 9,318            $8,799            $ 9,303         $ 9,465       $ 8,836
   7/02       $ 5,490           $ 5,474            $5,158            $ 5,426         $ 5,413       $ 6,185
   7/03       $ 7,180           $ 7,145            $6,711            $ 7,026         $ 7,196       $ 7,020
   7/04       $ 7,840           $ 7,777            $7,292            $ 7,595         $ 7,910       $ 7,651
   7/05       $ 8,886           $ 8,800            $8,223            $ 8,523         $ 9,100       $ 8,530
   7/06       $ 8,139           $ 8,079            $7,488            $ 7,746         $ 8,595       $ 8,298
   7/07       $10,328           $10,251            $9,461            $ 9,725         $11,053       $10,576
   7/08       $ 9,350           $ 9,270            $8,531            $ 8,716         $10,579       $ 9,468
   7/09       $ 8,150           $ 8,079            $7,405            $ 7,515         $ 9,173       $ 8,391

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares           -12.85%      0.00%       0.76%+       -2.58%+     1.27%     1.16%
----------------------------------------------------------------------------------------------
Class A Shares             -13.20%     -0.37%       0.30%+       -2.95%+     1.52%     1.41%
----------------------------------------------------------------------------------------------
Class A Shares w/load*     -17.94%     -2.24%      -0.83%+       -3.62%+     1.52%     1.41%
----------------------------------------------------------------------------------------------
Class C Shares             -13.78%     -1.00%      -0.21%+       -3.44%+     2.02%     2.01%
----------------------------------------------------------------------------------------------
Class C Shares w/load**    -14.64%     -1.00%      -0.21%+       -3.44%+     2.02%     2.01%
----------------------------------------------------------------------------------------------
Class M Shares             -12.84%      0.04%       0.78%        -2.47%      1.02%     1.01%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                             9
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                              PORTFOLIO
EXXON MOBIL                                                              6.0%

INTERNATIONAL BUSINESS MACHINES                                          4.0

ACE (SWITZERLAND)                                                        3.8

AT&T                                                                     3.7

VERIZON COMMUNICATIONS                                                   3.5

GENERAL ELECTRIC                                                         3.4

RAYONIER REIT                                                            3.3

CHEVRON                                                                  3.1

WELLS FARGO                                                              3.0

MERCK                                                                    3.0

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
FINANCIALS                                                              25.0%

ENERGY                                                                  16.9

HEALTH CARE                                                             13.7

TELECOMMUNICATION SERVICES                                               8.3

CONSUMER DISCRETIONARY                                                   7.8

INFORMATION TECHNOLOGY                                                   7.2

INDUSTRIAL                                                               7.1

CONSUMER STAPLES                                                         5.4

UTILITIES                                                                4.8

MATERIALS                                                                2.2

REGISTERED INVESTMENT COMPANY                                            1.6

*     EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the nine month period from the predecessor fund's last fiscal year through July 31, 2009, HighMark Equity Income Fund (the "Fund") produced a total return of -2.93% (A shares without load). The Fund's one year return ended July 31, 2009, was -22.15% (A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned -22.94% over the same one year period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's fiscal year period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the fund's reporting period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009 given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

The Fund positioned itself for this turbulent environment by investing in companies that exhibited higher earnings. As a result, the Fund outperformed its benchmark for the reporting period.

The Fund's overweight to the strongly-performing information technology sector contributed to performance. An underweight to the industrials sector, which exhibited the worst relative performance among all sectors over the Fund's fiscal year period, also contributed to performance. Consumer discretionary stocks were the best relative performing sector during the Fund's fiscal year, but the Fund's underweight to the sector detracted from its performance, as did its underweight to consumer staples. The Fund's overweight to the financial sector also detracted from performance.

Specific holdings that impacted performance include Lorillard Inc., a manufacturer and seller of cigarettes in the consumer staples sector, which contributed positively to performance, as did Bristol Myers in the health care sector. Boston Properties Inc., an office-property company in the REIT sector, detracted from performance, as did TransCanada in the energy sector.

--------------------------------------------------------------------------------
10                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK EQUITY INCOME FUND

INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OF DONALD J. NESBITT]

PORTFOLIO MANAGER
DONALD J. NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL I. ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL I. ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

                                                               HighMark
             HighMark         HighMark         HighMark         Equity
              Equity           Equity           Equity       Income Fund
          Income Fund       Income Fund      Income Fund      Fiduciary    Russell 1000    Morningstar Large
          Class A Shares   Class B Shares   Class C Shares     Shares+     Value Index++     Value Category
          --------------   --------------   --------------   -----------   ------------    -----------------
3/31/05      $ 9,450          $10,000          $10,000          $10,000       $10,000           $10,000
   7/05      $ 9,943          $10,490          $10,607          $10,520       $10,497           $10,449
   7/06      $10,421          $10,901          $11,029          $11,024       $11,713           $11,312
   7/07      $11,810          $12,268          $12,408          $12,493       $13,291           $12,935
   7/08      $10,062          $10,369          $10,490          $10,644       $11,277           $10,976
   7/09      $ 7,833          $ 8,026          $ 8,112          $ 8,287       $ 8,690           $ 8,764

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED     GROSS       NET
                                     ONE YEAR       3 YEAR        SINCE       EXPENSE    EXPENSE
                                     RETURN(1)      RETURN      INCEPTION     RATIO++    RATIO++
-------------------------------------------------------------------------------------------------
Fiduciary Shares                     -22.15%+       -9.07%+      -4.24%+       1.23%      0.90%
-------------------------------------------------------------------------------------------------
Class A Shares                       -22.15%        -9.07%       -4.24%        1.48%      1.15%
-------------------------------------------------------------------------------------------------
Class A Shares w/load*               -26.44%       -10.77%       -5.48%        1.48%      1.15%
-------------------------------------------------------------------------------------------------
Class B Shares                       -22.60%        -9.71%       -4.95%        1.98%      1.75%
-------------------------------------------------------------------------------------------------
Class B Shares w/load*               -26.39%       -10.52%       -5.34%        1.98%      1.75%
-------------------------------------------------------------------------------------------------
Class C Shares                       -22.67%        -9.74%       -4.73%        1.98%      1.75%
-------------------------------------------------------------------------------------------------
Class C Shares w/load**              -23.42%        -9.74%       -4.73%        1.98%      1.75%
-------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund (see Note 10 in notes to financial statements). The fiscal year end of North Track Equity Income Fund, the predecessor fund to HighMark Equity Income Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced investment operations on July 24, 2009. The performance of the Class A Shares, Class B Shares and Class C Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class B Shares and Class C Shares, respectively. Fiduciary returns, from commencement of operations through July 31, 2009, can be found in the financial highlights section of this report. The returns for Class A, Class B and Class C Shares, from October 31, 2008 through July 31, 2009, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            11
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
DANAHER                                                                   3.9%

PRAXAIR                                                                   3.8

CVS CAREMARK                                                              3.1

CISCO SYSTEMS                                                             3.0

SUNCOR ENERGY                                                             2.8

GOLDMAN SACHS GROUP                                                       2.8

ORACLE                                                                    2.7

OCCIDENTAL PETROLEUM                                                      2.5

GOOGLE, CL A                                                              2.5

INTEL                                                                     2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   18.7%

ENERGY                                                                   15.1

HEALTH CARE                                                              12.1

FINANCIALS                                                               10.4

INDUSTRIALS                                                              10.1

CONSUMER STAPLES                                                         10.0

CONSUMER DISCRETIONARY                                                    7.3

MATERIALS                                                                 6.5

REGISTERED INVESTMENT COMPANIES                                           5.8

UTILITIES                                                                 4.0

*     EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND (UNAUDITED)

PERFORMANCE

For the period since inception (August 1, 2008) and ended July 31, 2009, HighMark Fundamental Equity Fund (the "Fund") produced a total return of -18.02% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -19.51% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing. These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the fund's reporting period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009 given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

Cognizant of the unwinding and deleveraging in real estate and consumer debt, the Fund positioned itself conservatively in lower risk assets in the first half of the reporting period, and transitioned to neutral position in risk assets in the second half of the year. As a result of this defensive action and a properly timed repositioning of the portfolio, the Fund outperformed its benchmark.

Within energy, the Fund's transition out of the integrated oil sector and into the oil services, exploration and production sectors contributed to performance. Suncor, one of the Fund's holdings, was a top performer in the exploration and production sectors. The technology sector, which performed strongly beginning in November 2008, also contributed to the Fund's performance. Given concerns about reform in the sector, health care performed poorly during the period, but the Fund's underweight in this sector positively impacted performance. Specific stock selection within the health care sector also contributed to performance, with Hospira, a global pharmaceutical and medication company, acting as a top contributor.

An underweight to the consumer discretionary sector, which performed well during the period, detracted from performance. Specific stocks that detracted from performance include Pepsi in the consumer staples sector and Exxon Mobile in the integrated oil sector.

--------------------------------------------------------------------------------
12                               1.800.433.6884
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

                                [GRAPHIC OMITTED]

HIGHMARK FUNDAMENTAL EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

[PHOTO OF KEN WEMER]

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

                                  [LINE GRAPH]

              HighMark          HighMark         HighMark
            Fundamental       Fundamental      Fundamental
            Equity Fund,      Equity Fund,     Equity Fund,
          Fiduciary Shares   Class A Shares   Class C Shares   S&P 500 Index++
          ----------------   --------------   --------------   ---------------
 8/1/08        $10,000           $10,000          $10,000          $10,000
  10/08        $ 7,535           $ 7,525          $ 7,509          $ 7,690
   1/09        $ 6,632           $ 6,628          $ 6,603          $ 6,605
   4/09        $ 7,232           $ 7,216          $ 7,155          $ 7,033
   7/09        $ 8,198           $ 8,171          $ 8,092          $ 8,004

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                        CUMULATIVE        GROSS          NET
                                          SINCE          EXPENSE       EXPENSE
                                        INCEPTION+       RATIO++       RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares                          -18.02%         1.08%          0.97%
--------------------------------------------------------------------------------
Class A Shares                            -18.29%         1.33%          1.22%
--------------------------------------------------------------------------------
Class A Shares w/load*                    -22.77%         1.33%          1.22%
--------------------------------------------------------------------------------
Class C Shares                            -19.08%         1.83%          1.82%
--------------------------------------------------------------------------------
Class C Shares w/load**                   -19.88%         1.83%          1.82%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 +    Commenced investment operations on August 1, 2008.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                        % OF
COMPANY*                                                              PORTFOLIO
O'REILLY AUTOMOTIVE                                                      2.7%

CERNER                                                                   2.6

CITRIX SYSTEMS                                                           2.6

SOUTHWESTERN ENERGY                                                      2.6

MCAFEE                                                                   2.6

CH ROBINSON WORLDWIDE                                                    2.4

COGNIZANT TECHNOLOGY SOLUTIONS, CL A                                     2.4

L-3 COMMUNICATIONS HOLDINGS                                              2.3

PANERA BREAD, CL A                                                       2.3

STERICYCLE                                                               2.3

                                  FUND SECTORS

                                                                        % OF
SECTOR                                                                PORTFOLIO
INFORMATION TECHNOLOGY                                                  28.1%

INDUSTRIALS                                                             24.5

CONSUMER DISCRETIONARY                                                  15.2

HEALTH CARE                                                             14.1

ENERGY                                                                   8.0

CONSUMER STAPLES                                                         4.8

REGISTERED INVESTMENT COMPANY                                            2.4

FINANCIALS                                                               2.0

MATERIALS                                                                0.9

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA GROWTH FUND (UNAUDITED)

PERFORMANCE

For the nine month period from the predecessor fund's last fiscal year through July 31, 2009, HighMark Geneva Growth Fund (the "Fund") produced a total return of 11.16% (A shares without load). The Fund's one year return ended July 31, 2009, was -16.91% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Midcap Growth Index, returned -21.87% for the same one year period.

FACTORS AFFECTING PERFORMANCE

Over the Fund's fiscal year, the U.S. economy - and the domestic stock market -faced considerable headwinds and unprecedented volatility. In reaction to this challenge, the government approved the Temporary Liquidity Guarantee Program and instituted the Troubled Asset Recovery Program, both of which contributed to the stabilization of global financial markets during the second half of the Fund's reporting period. Beginning in March 2009, broad market indices traded higher, a trend that continued through the end of the reporting period.

With this instability as a backdrop, HighMark Geneva Growth Fund outperformed its benchmark by 4.96% for the fiscal year.

This measurable outperformance is attributed to stock selection within the underweighted consumer discretionary and energy sectors. Underweights within the materials and utilities sectors also aided the Fund's total return.

The Companies that were top contributors to the Fund's performance include O'Reilly Automotive, Inc., a consumer discretionary stock that operates as a specialty retailer of automotive aftermarket parts, tools, supplies, equipment and accessories in the United States. Other top contributors were Cerner Corp. and Citrix Systems Inc., companies within the health care and information technology sectors, respectively.

Conversely, overweighting health care and information technology were negative contributors to the Fund's relative performance. Specific holdings that detracted from performance include Smith International Inc., Joy Global Inc. and Covance Inc. These companies operate within the energy, industrial and health care sectors, respectively. Joy Global was sold from the portfolio during the fiscal year.

--------------------------------------------------------------------------------
14                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK GENEVA GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

TEAM LEADER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF WILLIAM SCOTT PRIEBE]

PORTFOLIO MANAGER
WILLIAM SCOTT PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA GROWTH FUND VERSUS THE RUSSELL MID-CAP GROWTH INDEX AND MORNINGSTAR MID-CAP GROWTH CATEGORY.

                                  [LINE GRAPH]

          Geneva        Geneva        Geneva
       Growth Fund   Growth Fund   Growth Fund   Geneva Growth        Russell
         Class A       Class B       Class C     Fund Fiduciary       Mid-Cap      Morningstar Mid-Cap
          Shares        Shares       Shares+        Shares+       Growth Index++     Growth Category
       -----------   -----------   -----------   --------------   --------------   -------------------
7/99      $ 9,450      $10,000       $10,000         $10,000         $10,000             $10,000
7/00      $11,367      $11,941       $12,018         $12,029         $14,376             $14,700
7/01      $11,570      $12,064       $12,181         $12,243         $ 9,803             $10,878
7/02      $10,105      $10,461       $10,560         $10,693         $ 6,991             $ 7,807
7/03      $11,136      $11,442       $11,549         $11,784         $ 8,610             $ 9,027
7/04      $12,888      $13,138       $13,261         $13,639         $ 9,883             $ 9,992
7/05      $16,086      $16,284       $16,432         $17,023         $12,419             $12,230
7/06      $16,491      $16,571       $16,728         $17,452         $12,789             $12,521
7/07      $18,764      $18,705       $18,889         $19,857         $15,525             $15,217
7/08      $18,526      $18,335       $18,498         $19,605         $14,296             $14,008
7/09      $15,393      $15,119       $15,259         $16,290         $11,169             $10,816

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------
                                          ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                              ONE YEAR      3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                              RETURN(1)     RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
---------------------------------------------------------------------------------------------------------------
Fiduciary Shares               -16.91%+     -2.27%+       3.62%+       5.00%+       4.54%+     1.27%     1.13%
---------------------------------------------------------------------------------------------------------------
Class A Shares                 -16.91%      -2.27%        3.62%        5.00%        4.54%      1.52%     1.38%
---------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         -21.46%      -4.10%        2.45%        4.41%        3.98%      1.52%     1.38%
---------------------------------------------------------------------------------------------------------------
Class B Shares                 -17.54%      -3.01%        2.85%        4.22%        3.78%      2.02%     1.98%
---------------------------------------------------------------------------------------------------------------
Class B Shares w/load*         -21.66%      -3.93%        2.49%        4.22%        3.78%      2.02%     1.98%
---------------------------------------------------------------------------------------------------------------
Class C Shares                 -17.51%      -3.02%        2.85%        4.32%+       3.89%+     2.02%     1.98%
---------------------------------------------------------------------------------------------------------------
Class C Shares w/load**        -18.33%      -3.02%        2.85%        4.32%+       3.89%+     2.02%     1.98%
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from January 4, 1999 with the performance of Class C Shares on May 8, 2000 and the performance of Fiduciary Shares on June 26, 2009. With respect to Class C Shares, Class A Share performance has been adjusted for the maximum CDSC applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to the Class; with those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Geneva Growth Fund (see Note 10 in notes to financial statements). The fiscal year end of North Track Geneva Growth Fund, the predecessor fund to HighMark Geneva Growth Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced investment operations on June 26, 2009. Fiduciary returns, from commencement of investment operations through July 31, 2009, can be found in the financial highlights section of this report. The returns for Class A, Class B and Class C Shares, from October 31, 2008 through July 31, 2009, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                              [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                          % OF
COMPANY*                                                               PORTFOLIO
IDEXX LABORATORIES                                                        3.3%

KNIGHT TRANSPORTATION                                                     3.2

ANSYS                                                                     3.0

FACTSET RESEARCH SYSTEMS                                                  2.9

DOLBY LABORATORIES, CL A                                                  2.9

LKQ                                                                       2.8

DONALDSON                                                                 2.8

F5 NETWORKS                                                               2.7

TECHNE                                                                    2.6

WMS INDUSTRIES                                                            2.4

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
INDUSTRIAL                                                               26.1%

INFORMATION TECHNOLOGY                                                   19.6

CONSUMER DISCRETIONARY                                                   19.3

HEALTH CARE                                                              18.2

FINANCIALS                                                                6.6

ENERGY                                                                    4.8

CONSUMER STAPLES                                                          1.7

MATERIALS                                                                 1.6

REGISTERED INVESTMENT COMPANY                                             1.1

TELECOMMUNICATION SERVICES                                                1.0

*    EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the period since inception (June 12, 2009) and ended July 31, 2009, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 3.50% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 4.83% for the same period.

FACTORS AFFECTING PERFORMANCE

Beginning in March 2009, broad market indices traded higher, a trend that continued into, and through, the Fund's reporting period. However, stocks with low return on equity, no earnings and share prices below $10 outperformed their higher quality counterparts.

With this instability as a backdrop, HighMark Geneva Small Cap Growth Fund underperformed its benchmark for the reporting period since the Fund's inception. This underperformance is attributed to the higher quality stocks held by the Fund, and the lower quality nature of the rally mentioned above. Sectors that outperformed during the period include consumer discretionary and energy.

Specific investments that contributed to the Fund's performance include WMS Industries and LKQ Corp. in the consumer discretionary sector, as well as Factset Research Systems in the information technology sector.

Specific sectors that detracted from the Fund's performance include health care and information technology. Specific investments that detracted from the Fund's performance include Gen-Probe Inc. in the health care sector, Digital River Inc. in the information technology sector and American Ecology Corp. in the industrials sector.

--------------------------------------------------------------------------------
16                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK GENEVA SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

TEAM LEADER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF WILLIAM SCOTT PRIEBE]

PORTFOLIO MANAGER
WILLIAM SCOTT PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

                                  [LINE GRAPH]

                                         HighMark
          HighMark       HighMark      Geneva Small
        Geneva Small   Geneva Small     Cap Growth
         Cap Growth     Cap Growth         Fund,        Russell
       Fund, Class A   Fund, Class C    Fiduciary     2000 Growth   Morningstar Small
           Shares         Shares          Shares        Index++      Growth Category
       -------------   -------------   ------------   -----------   -----------------
6/09      $ 9,450         $10,000         $10,000       $10,000          $10,000
7/09      $10,350         $10,345         $10,350       $10,483          $10,491

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                                  CUMULATIVE    GROSS      NET
                                                    SINCE      EXPENSE   EXPENSE
                                                  INCEPTION+   RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares                                    3.50%       1.54%     1.37%
--------------------------------------------------------------------------------
Class A Shares                                      3.50%       1.79%     1.62%
--------------------------------------------------------------------------------
Class A Shares w/load*                              3.50%       1.79%     1.62%
--------------------------------------------------------------------------------
Class C Shares                                      3.45%       2.29%     2.22%
--------------------------------------------------------------------------------
Class C Shares w/load**                             3.45%       2.29%     2.22%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced investment operations on June 12, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS+

                                                                        % OF
COMPANY*                                                              PORTFOLIO
BANCO SANTANDER                                                          1.4%

TOTAL                                                                    1.2

NESTLE                                                                   1.1

GLAXOSMITHKLINE                                                          1.1

TELEFONICA                                                               1.1

SANOFI-AVENTIS                                                           1.1

ROCHE HOLDING                                                            1.0

ASTRAZENECA                                                              0.8

HSBC SECURITIES                                                          0.8

BHP BILLITON                                                             0.8

                                 FUND SECTORS +

                                                                        % OF
SECTOR                                                                PORTFOLIO
FINANCIALS                                                              22.2%

INDUSTRIAL                                                              11.5

ENERGY                                                                  10.0

CONSUMER DISCRETIONARY                                                   9.4

MATERIALS                                                                9.2

CONSUMER STAPLES                                                         8.7

HEALTH CARE                                                              8.3

TELECOMMUNICATION SERVICES                                               7.3

INFORMATION TECHNOLOGY                                                   5.7

UTILITIES                                                                5.2

REPURCHASE AGREEMENT                                                     1.3

REGISTERED INVESTMENT COMPANY                                            1.2

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark International Opportunities Fund (the "Fund") produced a total return of -25.55% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S."), returned -20.90% for the same period.

FACTORS AFFECTING PERFORMANCE

The global equity markets plummeted during the first three months of the fiscal year, as the global financial panic spread and the global recession intensified. Dramatic policy response globally, both from a fiscal and monetary perspective gradually brought a degree of confidence back to the markets. China and the U.S. were the global leaders in this respect, quickly orchestrating the largest stimuli relative to their respective GDPs. At the market's bottom/lowest point in early March, both developed and emerging markets as a whole had fallen more than 50% since the beginning of the fiscal year based on the MSCI Emerging Market Index and the MSCI EAFE Index. Since that time, returns have been led by the emerging markets which have advanced more than 70% through the fiscal year end, based on the same two indices. The general characteristics of this rally were that low quality stocks prospered much more than higher quality names, and more volatile stocks (and countries) tended to rise most.

The best results globally were in Asia, where only one out of fourteen markets failed to outperform the ACWI ex-U.S during the fiscal year. On the other hand, Eastern Europe struggled with a foreign-denominated debt problem over this period; only one of the five markets in the region had returns in excess of ACWI ex-U.S.. Since the market's bottom, this story has generally reversed within many emerging and developed markets around the world, including Hungary, Turkey and Singapore, more than doubling through the fiscal year end.

The Fund underperformed its benchmark for the fiscal year. Country allocation added value over the entire period - primarily by a heightened focus on risk reduction in late 2008 that led to beneficial overweights in Japan and Switzerland. Exposure to Eastern Europe has been beneficial in 2009, but a slight underweight to emerging markets as a whole detracted from overall results. Stock selection within markets contributed to the Fund's shortfall in performance. Many factors that have historically been effective in selecting stocks proved otherwise in these extremely volatile markets. The quality of companies' earnings, one of the Fund's screens for selecting stocks, was ignored in the "junk rally" of 2009. Down-trodden stocks with questionable future earnings, which had been largely ignored by investors in the first half of the fiscal year, outperformed after March 2009. Japan was responsible for more than half of the Fund's negative stock selection while Western Europe was secondary.

--------------------------------------------------------------------------------
18                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF PETER HILL]

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

            HighMark            HighMark              HighMark             HighMark
         International        International        International        International     MCSI All-Country     Morningstar
      Opportunities Fund,  Opportunities Fund,  Opportunities Fund,  Opportunities Fund,    World ex-U.S.     Foreign Large
         Class M Shares     Fiduciary Shares+     Class A Shares+      Class C Shares+      Index Gross++     Blend Category
      -------------------  -------------------  -------------------  -------------------  ----------------    --------------
7/99        $10,000              $10,000              $ 9,450              $10,000             $10,000            $10,000
7/00        $11,006              $10,986              $10,357              $10,905             $11,055            $10,980
7/01        $ 8,337              $ 8,307              $ 7,815              $ 8,185             $ 8,534            $ 8,395
7/02        $ 7,119              $ 7,080              $ 6,631              $ 6,925             $ 7,213            $ 7,033
7/03        $ 7,873              $ 7,817              $ 7,308              $ 7,587             $ 7,828            $ 7,579
7/04        $ 9,761              $ 9,674              $ 9,022              $ 9,321             $ 9,773            $ 9,405
7/05        $12,371              $12,239              $11,387              $11,704             $12,157            $11,628
7/06        $15,831              $15,662              $14,529              $14,833             $15,149            $14,323
7/07        $20,498              $20,251              $18,742              $18,992             $19,383            $17,703
7/08        $18,438              $18,205              $16,812              $16,928             $17,580            $15,690
7/09        $13,727              $13,537              $12,479              $12,469             $13,906            $12,083

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                          ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE    EXPENSE
                           RETURN      RETURN       RETURN       RETURN     INCEPTION     RATIO++    RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares           -25.64%     -4.74%       6.94%+       3.08%+       7.16%+      1.51%      1.43%
------------------------------------------------------------------------------------------------------------
Class A Shares             -25.77%     -4.95%       6.69%+       2.82%+       6.90%+      1.76%      1.58%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*     -29.84%     -6.74%       5.51%+       2.24%+       6.70%+      1.76%      1.58%
------------------------------------------------------------------------------------------------------------
Class C Shares             -26.34%     -5.62%       5.98%+       2.23%+       6.34%+      2.26%      2.26%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load**    -27.05%     -5.62%       5.98%+       2.23%+       6.34%+      2.26%      2.26%
------------------------------------------------------------------------------------------------------------
Class M Shares             -25.55%     -4.64%       7.06%         3.22%       7.34%       1.26%      1.26%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            19
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
CISCO SYSTEMS                                                             3.9%

GOOGLE, CL A                                                              3.6

MICROSOFT                                                                 3.2

APPLE                                                                     3.0

ORACLE                                                                    3.0

PHILIP MORRIS INTERNATIONAL                                               3.0

PRAXAIR                                                                   2.8

WAL-MART STORES                                                           2.8

CVS CAREMARK                                                              2.7

MONSANTO                                                                  2.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   29.4%

CONSUMER STAPLES                                                         13.7

HEALTH CARE                                                              13.6

INDUSTRIAL                                                               10.5

ENERGY                                                                    9.6

CONSUMER DISCRETIONARY                                                    8.5

MATERIALS                                                                 7.8

FINANCIALS                                                                3.5

UTILITIES                                                                 2.5

REGISTERED INVESTMENT COMPANY                                             0.9

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Large Cap Growth Fund (the "Fund") produced a total return of -12.97% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned -17.57% over the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing. These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the fund's reporting period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009, given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

Cognizant of the unwinding and deleveraging in real estate and consumer debt, the Fund positioned itself conservatively in lower risk assets in the first half of the reporting period, and transitioned to neutral position in risk assets in the second half of the year. As a result of this defensive action and a properly timed repositioning of the portfolio, the Fund outperformed its benchmark.

The technology sector, which performed strongly beginning in November 2008, contributed to the Fund's performance. Given concerns about reform in the sector, health care performed poorly during the period, but the Fund's underweight in this sector positively impacted performance. Specific stock selection within the health care sector also contributed positively to performance, with Hospira, a global pharmaceutical and medication company, acting as a top contributor.

An underweight to the consumer discretionary sector, which performed well during the period, detracted from performance. Specific stocks that detracted from performance include Pepsi in the consumer staples sector and Exxon Mobile in the integrated oil sector.

--------------------------------------------------------------------------------
20                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OF KEN WEMER]

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                                  [LINE GRAPH]

         HighMark
        Large Cap     HighMark Large      HighMark         HighMark
       Growth Fund,     Cap Growth       Large Cap        Large Cap         Russell
        Fiduciary      Fund, Class A    Growth Fund,     Growth Fund,     1000 Growth   Morningstar Large
          Shares          Shares       Class B Shares   Class C Shares+     Index++      Growth Category
       ------------   --------------   --------------   ---------------   -----------   -----------------
7/99      $10,000         $ 9,450          $10,000          $10,000         $10,000          $10,000
7/00      $11,113         $10,478          $11,018          $11,053         $12,438          $12,712
7/01      $ 6,033         $ 5,676          $ 5,924          $ 5,950         $ 8,077          $ 8,965
7/02      $ 4,539         $ 4,266          $ 4,422          $ 4,436         $ 5,755          $ 6,411
7/03      $ 5,043         $ 4,714          $ 4,861          $ 4,884         $ 6,424          $ 7,134
7/04      $ 5,217         $ 4,872          $ 4,989          $ 5,012         $ 6,971          $ 7,623
7/05      $ 6,008         $ 5,596          $ 5,690          $ 5,715         $ 7,881          $ 8,755
7/06      $ 6,132         $ 5,697          $ 5,761          $ 5,786         $ 7,822          $ 8,724
7/07      $ 7,022         $ 6,502          $ 6,540          $ 6,560         $ 9,344          $10,296
7/08      $ 6,411         $ 5,922          $ 5,917          $ 5,942         $ 8,757          $ 9,603
7/09      $ 5,579         $ 5,140          $ 5,117          $ 5,124         $ 7,218          $ 7,682

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                          ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE    EXPENSE
                           RETURN      RETURN       RETURN       RETURN     INCEPTION     RATIO++    RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares           -12.97%     -3.10%       1.35%        -5.67%       3.24%       1.11%      0.97%
------------------------------------------------------------------------------------------------------------
Class A Shares             -13.21%     -3.37%       1.08%        -5.91%       3.04%+      1.36%      1.22%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*     -17.97%     -5.17%      -0.06%        -6.44%       2.68%+      1.36%      1.22%
------------------------------------------------------------------------------------------------------------
Class B Shares             -13.53%     -3.88%       0.51%        -6.48%       2.59%+      1.86%      1.82%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**    -17.86%     -4.85%       0.11%        -6.48%       2.59%+      1.86%      1.82%
------------------------------------------------------------------------------------------------------------
Class C Shares             -13.76%     -3.96%       0.45%        -6.47%+      2.68%+      1.86%      1.82%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***   -14.62%     -3.96%       0.45%        -6.47%+      2.68%+      1.86%      1.82%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            21
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
EXXON MOBIL                                                               6.4%

CHEVRON                                                                   4.0

AT&T                                                                      3.7

PFIZER                                                                    2.5

CONOCOPHILLIPS                                                            2.3

VERIZON COMMUNICATIONS                                                    2.0

WELLPOINT                                                                 1.6

TRAVELERS                                                                 1.5

MARATHON OIL                                                              1.5

JPMORGAN CHASE                                                            1.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               22.4%

ENERGY                                                                   18.7

HEALTH CARE                                                              10.4

INDUSTRIAL                                                                8.9

CONSUMER DISCRETIONARY                                                    8.6

UTILITIES                                                                 7.6

INFORMATION TECHNOLOGY                                                    7.2

TELECOMMUNICATION SERVICES                                                6.1

CONSUMER STAPLES                                                          5.9

MATERIALS                                                                 3.1

REPURCHASE AGREEMENT                                                      1.1

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Large Cap Value Fund (the "Fund") produced a total return of -19.43% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned -22.94% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's fiscal year can be best described as a tale of two periods: the period through March 9, 2009, when the Fund outperformed during a rapid bear-market decline, and March 9 to July 31, 2009, when the Fund's performance suffered during the equally extreme market rally.

The Fund is disciplined and maintains a broadly diversified portfolio of large-cap stocks. Companies are evaluated relative to their industry peers using a bottom-up style of stock selection that measures three broad categories: value, management and momentum. Value is defined by somewhat traditional ratios, comparing price to fundamental value. Management provides evidence that a company's executive team has and will continue to emphasize earnings power. Momentum helps determine when stocks might begin their ascent toward full valuation. In searching for opportunities, a sharp eye is kept on minimizing transaction costs, helping to maximize profits in its stock-selection effort.

The Fund outperformed relative to its benchmark in the first half of the reporting period primarily due to poorly performing stocks it was able to avoid. In the normal course of seeking companies with effective management and positive momentum, the Fund avoided Citigroup, Bank of America, and Merrill Lynch. While value is always important to the Fund's stock selection, companies were still coming to terms with their true post-risk-bubble valuation, so ultimately, value had little influence throughout the crisis.

As the financial markets rallied in the second half of the Fund's reporting period, much of the reward went to low-priced stocks, but in contrast to the Fund's take on value, it was often indiscriminate with little regard for evidence of future earnings power. Further, companies that issued stock participated heartily in the rally; however, stock issuance is a management signal the Fund's strategy does not favor. Finally, when the market turned upward on March 9, 2009, the Fund's longer-term take on momentum proved counterproductive, most dramatically in the complete reversal in the stocks that had previously helped the Fund's performance throughout the financial crisis.

Overall, despite the recent reversal, the Fund's stock-picking effort was most successful in the financial sector. It was most challenged in the materials sector, especially chemicals, metals and mining companies, with lagging positions that included U.S. Steel and Dow Chemical Company.

--------------------------------------------------------------------------------
22                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF TED ARONSON]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OF KEVIN JOHNSON]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OF MARTHA ORTIZ]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

         HighMark
        Large Cap    HighMark Large      HighMark         HighMark
       Value Fund,      Cap Value       Large Cap        Large Cap
        Fiduciary     Fund, Class A    Value Fund,       Value Fund,     Russell 1000    Morningstar Large
          Shares         Shares       Class B Shares   Class C Shares+   Value Index++     Value Category
       -----------   --------------   --------------   ---------------   -------------   -----------------
7/99     $10,000         $ 9,450          $10,000          $10,000          $10,000           $10,000
7/00     $ 9,033         $ 8,516          $ 8,950          $ 8,987          $ 9,501           $ 9,692
7/01     $ 8,772         $ 8,242          $ 8,606          $ 8,640          $10,331           $10,678
7/02     $ 6,639         $ 6,219          $ 6,457          $ 6,483          $ 8,550           $ 8,651
7/03     $ 7,121         $ 6,661          $ 6,871          $ 6,895          $ 9,469           $ 9,386
7/04     $ 8,567         $ 7,994          $ 8,188          $ 8,219          $11,144           $10,821
7/05     $10,397         $ 9,680          $ 9,846          $ 9,888          $13,264           $12,530
7/06     $11,522         $10,699          $10,811          $10,863          $14,802           $13,559
7/07     $12,950         $11,992          $12,044          $12,097          $12,808           $11,620
7/08     $10,923         $10,093          $10,077          $10,124          $10,867           $ 9,875
7/09     $ 8,801         $ 8,106          $ 8,044          $ 8,077          $ 8,374           $11,864

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                          ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE    EXPENSE
                           RETURN      RETURN       RETURN       RETURN     INCEPTION     RATIO++    RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares           -19.43%     -8.59%        0.54%       -1.27%       8.76%       1.09%      0.95%
------------------------------------------------------------------------------------------------------------
Class A Shares             -19.69%     -8.84%        0.28%       -1.52%       8.63%+      1.34%      1.20%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*     -24.09%    -10.55%       -0.85%       -2.08%       8.39%+      1.34%      1.20%
------------------------------------------------------------------------------------------------------------
Class B Shares             -20.18%     -9.39%       -0.36%       -2.15%       8.32%+      1.84%      1.80%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**    -24.13%    -10.23%       -0.72%       -2.15%       8.32%+      1.84%      1.80%
------------------------------------------------------------------------------------------------------------
Class C Shares             -20.22%     -9.40%       -0.35%       -2.11%+      8.39%+      1.84%      1.80%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***   -21.00%     -9.40%       -0.35%       -2.11%+      8.39%+      1.84%      1.80%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            23
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     6.0%

INTERNATIONAL BUSINESS MACHINES                                           4.3

LOCKHEED MARTIN                                                           2.7

MILLIPORE                                                                 2.6

AMGEN                                                                     2.3

GENZYME                                                                   1.9

GOODRICH                                                                  1.9

COMPUTER SCIENCES                                                         1.8

BIOGEN IDEC                                                               1.7

SAP, ADR                                                                  1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   72.5%

HEALTH CARE                                                              20.0

INDUSTRIAL                                                                6.4

TELECOMMUNICATION SERVICES                                                0.9

REGISTERED INVESTMENT COMPANY                                             0.2

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the nine month period from the predecessor fund's last fiscal year through July 31, 2009, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 19.05% (A shares without load). The Fund's one year return ended July 31, 2009 was-12.46% (A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned -11.30% over the same one year period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the Fund's of reporting the period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009 given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

Beginning in November 2008, the technology sector experienced strong outperformance, relative to other sectors, and continued to do so through the end of the Fund's reporting period.

HighMark NYSE Arca Tech Index Fund is passively managed, so the difference in performance is between it and its benchmark is directly tied to expenses associated with the management and operation of the Fund. Because the Fund is passively managed and makes no active industry or security-selection bets as an investment strategy, therefore, the Fund's performance reflects the benchmark/index's exposure to various industries and the individual stocks held by those industries. The software industry carries the largest representation in the Fund, and software security firm McAfee Inc. is a stock that contributed favorably to the Fund's performance. Computer and peripherals stocks comprise the second largest segment in the Fund with industry member Apple Inc. being the Fund's largest single stock holding. Its performance made it the top-contributor to the Fund's performance. The Fund carries exposure to health care technology, and Astrazeneca PLC ADR made a positive contribution to the Fund's performance. Stocks that detracted most from performance include Lockheed Martin Corp. and biotechnology firm Genzyme Corp.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCA(SM)" and "NYSE Arca Tech 100(SM)" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
24                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DONALD J. NESBITT]

PORTFOLIO MANAGER
DONALD J. NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL I. ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL I. ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

       HighMark NYSE   HighMark NYSE   HighMark NYSE    HighMark NYSE
       Arca Tech 100   Arca Tech 100   Arca Tech 100    Arca Tech 100    NYSE Arca
       Index Class A   Index Class B   Index Class C   Index Fiduciary   Tech 100        Morningstar
           Shares         Shares          Shares+          Shares+        Index++    Technology Category
       -------------   -------------   -------------   ---------------   ---------   -------------------
7/99      $ 9,450         $10,000         $10,000          $10,000        $10,000          $10,000
7/00      $16,087         $16,898         $17,006          $17,023        $17,230          $18,269
7/01      $10,675         $11,136         $11,209          $11,296        $11,537          $ 8,495
7/02      $ 6,969         $ 7,215         $ 7,260          $ 7,373        $ 7,605          $ 4,645
7/03      $ 9,051         $ 9,301         $ 9,361          $ 9,576        $ 9,953          $ 5,887
7/04      $10,209         $10,413         $10,478          $10,801        $11,311          $ 6,191
7/05      $12,120         $12,266         $12,348          $12,823        $13,517          $ 7,235
7/06      $11,511         $11,564         $11,644          $12,181        $12,910          $ 7,045
7/07      $13,953         $13,911         $14,004          $14,763        $15,717          $ 8,981
7/08      $13,086         $12,943         $13,031          $13,845        $14,788          $ 8,035
7/09      $11,456         $11,246         $11,325          $12,122        $12,997          $ 7,121

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                       ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR      3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                           RETURN(1)     RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares            -12.46%+     -0.17%+      2.33%+       1.94%+       9.41%+      0.94%     0.83%
------------------------------------------------------------------------------------------------------------
Class A Shares              -12.46%      -0.17%       2.33%        1.94%        9.41%       1.19%     1.08%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      -17.29%      -2.03%       1.18%        1.37%        8.94%       1.19%     1.08%
------------------------------------------------------------------------------------------------------------
Class B Shares              -13.11%      -0.92%       1.55%        1.18%        8.73%+      1.69%     1.68%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -17.45%      -1.92%       1.17%        1.18%        8.73%+      1.69%     1.68%
------------------------------------------------------------------------------------------------------------
Class C Shares              -13.09%      -0.92%       1.57%        1.25%+       8.84%+      1.69%     1.68%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    -13.96%      -0.92%       1.57%        1.25%+       8.84%+      1.69%     1.68%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from June 10, 1996 with the performance of Class B Shares on July 27, 1998, Class C Shares on May 8, 2000 and Fiduciary Shares on July 23, 2009. With respect to Class B and C Shares, Class A Share performance has been adjusted for the maximum CDSC applicable to Class B and C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track NYSE Arca Tech 100 Index Fund (see
      Note 10 in notes to financial statements). The fiscal year end of North Track NYSE Arca Tech 100 Index Fund, the predecessor fund to HighMark NYSE Arca Tech 100 Index Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced investment operations on July 23, 2009. Fiduciary returns, from commencement of investment operations through July 31, 2009, can be found in the financial highlights section of this report. The returns for Class A, Class B and Class C Shares, from October 31, 2008 through July 31, 2009, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            25
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
TIBCO SOFTWARE                                                            1.8%

SYBASE                                                                    1.8

SCHWEITZER-MAUDUIT
INTERNATIONAL                                                             1.6

RENT-A-CENTER                                                             1.5

MANHATTAN ASSOCIATES                                                      1.4

MEDAREX                                                                   1.4

EMCOR GROUP                                                               1.2

CENTENE                                                                   1.2

SYNNEX                                                                    1.2

AFC ENTERPRISES                                                           1.1

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   20.2%

FINANCIALS                                                               17.4

INDUSTRIALS                                                              17.1

HEALTH CARE                                                              14.8

CONSUMER DISCRETIONARY                                                   13.5

MATERIALS                                                                 3.7

ENERGY                                                                    3.3

CONSUMER STAPLES                                                          2.7

TELECOMMUNICATION SERVICES                                                2.7

REPURCHASE AGREEMENTS                                                     2.4

UTILITIES                                                                 2.2

*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of -27.90% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned -20.72% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. The Federal Reserve and the U.S. Treasury also lowered funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

These measures, put in place in the first half of the Fund's reporting period, began to take effect in the second half of the fund's reporting period. Corporate America took aggressive cost cutting actions during the fourth quarter of 2008 and the first quarter of 2009 given the dramatic downturn in revenues. These actions, coupled with the stabilization of revenues in the second quarter of 2009, drove healthy sequential improvements in margins and earnings. This led to a more sustained rally in the financial markets that continued through the end of the Fund's reporting period.

However, the Fund underperformed its benchmark for the reporting period, due mainly to a focus on investment quality. The Fund's investment discipline focuses on high quality stocks that are not at risk of insolvency. It looks for good valuation accompanied by potential for appreciation and a margin of safety. As the economy began to show signs of recovery, market performance was driven by a high return from poor quality stocks. The Fund was underweight in holdings of this nature, and did not benefit significantly from their recovery.

An overweight to the consumer sector positively impacted performance, as did an underweight to the financial sector. An underweight in the health care sector negatively impacted the Fund's performance, as did an underweight in the telecom services sector.

Specific stocks that contributed to the Fund's performance were Rehab Care Group in the health care sector. Also, World Fuel Services performed well in the energy sector. Specific stocks that detracted from performance included Pacer International in the industrials sector, as well as Stone Energy in the energy sector.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

                                               HighMark
         HighMark Small    HighMark Small     Small Cap
          Cap Advantage     Cap Advantage     Advantage
         Fund, Fiduciary    Fund, Class A   Fund, Class C   Russell 2000   Morningstar Small
              Shares           Shares           Shares         Index++      Value Category
         ---------------   --------------   -------------   ------------   ----------------
3/1/07       $10,000           $9,452          $10,000         $10,000         $10,000
  7/07       $ 9,415           $8,894          $ 9,400         $ 9,861         $ 9,842
  7/08       $ 8,334           $7,850          $ 8,241         $ 9,199         $ 8,673
  7/09       $ 6,009           $5,646          $ 5,863         $ 7,293         $ 7,137

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                                  ANNUALIZED    GROSS      NET
                                       ONE YEAR     SINCE      EXPENSE   EXPENSE
                                        RETURN    INCEPTION    RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares                        -27.90%     -19.00%     1.67%     1.32%
--------------------------------------------------------------------------------
Class A Shares                          -28.08%     -19.21%     1.92%     1.57%
--------------------------------------------------------------------------------
Class A Shares w/load*                  -32.05%     -21.07%     1.92%     1.57%
--------------------------------------------------------------------------------
Class C Shares                          -28.85%     -19.82%     2.42%     2.17%
--------------------------------------------------------------------------------
Class C Shares w/load**                 -29.56%     -19.82%     2.42%     2.17%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            27
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS+

                                                                        % OF
COMPANY*                                                              PORTFOLIO
ORIENTAL FINANCIAL GROUP                                                 1.5%

UNITED ONLINE                                                            1.4

SPARTECH                                                                 1.4

STANDARD MOTOR PRODUCTS                                                  1.3

AMERICAN GREETINGS, CL A                                                 1.3

POLARIS INDUSTRIES                                                       1.2

BOB EVANS FARMS                                                          1.2

UNIVERSAL HEALTH SERVICES, CL B                                          1.2

HUBBELL, CL B                                                            1.2

STAGE STORES                                                             1.2

                                  FUND SECTORS+

                                                                        % OF
SECTOR                                                                PORTFOLIO
FINANCIALS                                                              28.7%

INDUSTRIAL                                                              15.9

CONSUMER DISCRETIONARY                                                  15.2

INFORMATION TECHNOLOGY                                                  14.9

HEALTH CARE                                                              6.8

MATERIALS                                                                6.2

CONSUMER STAPLES                                                         3.9

ENERGY                                                                   3.6

UTILITIES                                                                3.6

TELECOMMUNICATION SERVICES                                               0.6

REPURCHASE AGREEMENT                                                     0.6

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Small Cap Value Fund (the "Fund") produced a total return of -15.08% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned -20.67% for the same period.

FACTORS AFFECTING PERFORMANCE

Within the Fund's benchmark there were sharp differences in returns between the cheapest value stocks, "deep value stocks" and their more expensive counterparts, "relative value stocks". Although research indicates that deep value stocks outperform the broader market by a wide margin over longer-term periods, the reverse held true during the first half of the Fund's reporting period. Deep value stocks decreased in value more so than relative value stocks. Since the Fund's strategy is to invest in deep value stocks across its sectors and industries, this "return spread" within the Russell 2000 Value Index negatively impacted performance.

However, deep value stocks rallied in the second half of the Fund's reporting period. As a result, the Fund outperformed its benchmark for the reporting period.

An underweight to the poorly performing real estate investment trust sector positively impacted performance, as did the Fund's stock selection within the financial and health care sectors. An overweight in the poorly performing energy sector negatively impacted the Fund's performance, as did an underweight in the solidly-performing utility sector.

Specific stocks that contributed to performance were Odyssey RE Holdings Corp. and Oriental Financial Group Inc. in the financial sector. Also, Ruby Tuesday Inc. performed well in the consumer discretionary sector. Specific stocks that detracted from performance included auto component supplier Arvin Meritor in the automobile sector, as well as Pacer International in the industrial sector.

--------------------------------------------------------------------------------
28                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF JOSEF LAKONISHOK]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark   HighMark     HighMark   HighMark
          Small Cap   Small Cap   Small Cap   Small Cap
            Value       Value       Value       Value     Russell
            Fund,       Fund,       Fund,       Fund,       2000    Morningstar
          Fiduciary    Class A     Class B     Class C     Value    Small Value
            Shares     Shares       Shares     Shares+    Index++     Category
          ---------   ---------   ---------   ---------   -------   -----------
9/17/98   $  10,000   $   9,450   $  10,000   $  10,000   $10,000   $    10,000
   7/00   $  11,643   $  10,968   $  11,563   $  11,610   $12,041   $    10,418
   7/01   $  11,317   $  10,628   $  11,134   $  11,179   $14,901   $    13,174
   7/02   $  11,328   $  10,610   $  11,046   $  11,091   $14,080   $    12,495
   7/03   $  13,649   $  12,749   $  13,168   $  13,217   $16,701   $    14,596
   7/04   $  16,478   $  15,353   $  15,759   $  15,821   $20,514   $    17,901
   7/05   $  21,273   $  19,772   $  20,172   $  20,233   $25,996   $    22,286
   7/06   $  21,271   $  19,730   $  19,997   $  20,067   $27,797   $    23,115
   7/07   $  22,723   $  21,028   $  21,168   $  21,247   $29,929   $    25,724
   7/08   $  19,160   $  17,679   $  17,690   $  17,763   $26,951   $    22,702
   7/09   $  16,271   $  14,977   $  14,892   $  14,949   $21,380   $    18,681

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------
                                              ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                                    RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    -15.08%      -8.54%      -0.25%        4.99%        6.79%      1.51%     1.37%
--------------------------------------------------------------------------------------------------------------------
Class A Shares                      -15.28%      -8.77%      -0.49%        4.71%        6.51%      1.76%     1.62%
--------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              -19.92%     -10.47%      -1.61%        4.12%        5.96%      1.76%     1.62%
--------------------------------------------------------------------------------------------------------------------
Class B Shares                      -15.82%      -9.36%      -1.13%        4.06%        5.85%      2.26%     2.22%
--------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**             -19.95%      -9.98%      -1.36%        4.06%        5.85%      2.26%     2.22%
--------------------------------------------------------------------------------------------------------------------
Class C Shares                      -15.84%      -9.35%      -1.13%        4.10%+       5.96%+     2.26%     2.22%
--------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***            -16.66%      -9.35%      -1.13%        4.10%+       5.96%+     2.26%     2.22%
--------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            29
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                        % OF
COMPANY*                                                              PORTFOLIO
EXXON MOBIL                                                              4.0%

MICROSOFT                                                                4.0

JPMORGAN CHASE                                                           3.5

CHEVRON                                                                  3.2

INTERNATIONAL BUSINESS MACHINES                                          2.7

BERKSHIRE HATHAWAY, CL B                                                 2.6

GENERAL ELECTRIC                                                         2.5

DREYFUS CASH MANAGEMENT                                                  2.3

NESTLE                                                                   2.3

MERCK                                                                    2.2

                                  FUND SECTORS

                                                                        % OF
SECTOR                                                                PORTFOLIO
FINANCIALS                                                              16.9%

CONSUMER STAPLES                                                        15.4

INFORMATION TECHNOLOGY                                                  15.2

ENERGY                                                                  12.8

INDUSTRIAL                                                              11.5

HEALTH CARE                                                             10.1

CONSUMER DISCRETIONARY                                                  10.1

REGISTERED INVESTMENT COMPANY                                            2.3

TELECOMMUNICATION SERVICES                                               2.2

MATERIALS                                                                2.0

UTILITIES                                                                1.5

*     EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Value Momentum Fund (the "Fund") produced a total return of -23.11% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -19.96% for the same period.

FACTORS AFFECTING PERFORMANCE

The housing and credit crisis that began in 2007 accelerated significantly during the first half of the Fund's reporting period. As a result, the Purchasing Managers Index (PMI), auto sales, housing starts and overall consumer confidence fell sharply. The combination of falling home and stock prices had a dramatic, negative impact on consumer net worth. The financial markets shunned risk, notably risk related to credit and liquidity. This was evidenced by a widening of credit spreads throughout the first half of the reporting period for both investment grade and noninvestment grade debt. Credit spreads more than tripled since the beginning of the credit cycle and debt markets experienced their worst performance periods in years.

The government responded by expanding its balance sheet to include targeted federal lending programs to fill holes in private sector lending. This lending and liquidity injection by the Federal Reserve took hold in the second half of the Fund's reporting period, and allowed companies and institutions that were previously unable to gain financing to do so. At the same time, companies significantly reduced their operating expenses, and were therefore able to achieve earnings over and above what was expected in a weak sales environment.

As a result, the Fund continued to follow a barbell strategy throughout the reporting period, emphasizing inexpensive, high-quality, large-cap companies at one end and turnaround candidates suffering temporary problems at the other.

The technology, materials and consumer discretionary sectors all contributed to the Fund's performance. In the technology sector, Teradata Corp. was a top contributor. In the consumer discretionary sector, Time Warner was a top contributor.

The telecommunications, healthcare and consumer staples sectors detracted from the Fund's performance. These were highly defensive sectors that held up well in the first half of the reporting period, but lagged as the financial markets rallied in the second half of the reporting period. In the telecommunications sector, American Telephone negatively impacted the Fund's performance due to increased competition from cable television. Also, McGraw-Hill negatively impacted the Fund's performance in the publishing sector, as school textbook sales slowed due to state budget shortfalls.

As a result, the Fund underperformed its benchmark for the fiscal year.

--------------------------------------------------------------------------------
30                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OF RICHARD EARNEST]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEITH STRIBLING]
PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN]
PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark   HighMark   HighMark   HighMark
            Value       Value     Value       Value
           Momentum   Momentum   Momentum   Momentum             Russell
            Fund,       Fund,     Fund,       Fund,                1000    Morningstar
          Fiduciary    Class A   Class B     Class C   S&P 500    Value    Large Value
            Shares     Shares     Shares     Shares+   Index++   Index++     Category
          ---------   --------   --------   --------   -------   -------   -----------
7/99      $  10,000   $  9,450   $ 10,000   $ 10,000   $10,000   $10,000   $    10,000
7/00      $  10,447   $  9,850   $ 10,350   $ 10,385   $10,897   $ 9,501   $     9,692
7/01      $  10,390   $  9,771   $ 10,196   $ 10,232   $ 9,335   $10,331   $    10,678
7/02      $   8,305   $  7,792   $  8,084   $  8,105   $ 7,130   $ 8,550   $     8,651
7/03      $   9,135   $  8,551   $  8,812   $  8,835   $ 7,889   $ 9,469   $     9,386
7/04      $  10,569   $  9,865   $ 10,098   $ 10,127   $ 8,928   $11,144   $    10,821
7/05      $  12,362   $ 11,507   $ 11,708   $ 11,737   $10,182   $13,264   $    12,530
7/06      $  13,514   $ 12,550   $ 12,687   $ 12,716   $10,730   $14,802   $    13,559
7/07      $  15,728   $ 14,568   $ 14,638   $ 14,674   $12,461   $16,797   $    15,498
7/08      $  13,685   $ 12,642   $ 12,627   $ 12,665   $11,079   $14,252   $    13,170
7/09      $  10,522   $  9,696   $  9,629   $  9,656   $ 8,868   $10,983   $    10,516

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------
                                              ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                                    RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    -23.11%     -8.00%       -0.09%        0.51%       7.99%       1.08%     0.97%
--------------------------------------------------------------------------------------------------------------------
Class A Shares                      -23.30%     -8.24%       -0.34%        0.26%       7.79%+      1.33%     1.22%
--------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              -27.52%     -9.95%       -1.46%       -0.31%       7.46%+      1.33%     1.22%
--------------------------------------------------------------------------------------------------------------------
Class B Shares                      -23.74%     -8.78%       -0.95%       -0.38%       7.39%+      1.83%     1.82%
--------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**             -27.20%     -9.41%       -1.17%       -0.38%       7.39%+      1.83%     1.82%
--------------------------------------------------------------------------------------------------------------------
Class C Shares                      -23.76%     -8.77%       -0.95%       -0.35%+      7.49%+      1.83%     1.82%
--------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***            -24.46%     -8.77%       -0.95%       -0.35%+      7.49%+      1.83%     1.82%
--------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            31
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        85.5%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                   6.0%

EQUITY REGISTERED INVESTMENT COMPANIES                                    6.0%

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     1.6%

FIXED INCOME REGISTERED INVESTMENT COMPANY                                0.9%

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of -17.68% (Class A Shares without load). In comparison, the Fund's blended benchmark, a 80/15/5% blend of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Citigroup 3-Month Treasury Bill Index, respectively, returned -14.75% over the same period.

FACTORS AFFECTING PERFORMANCE

This fiscal year was challenging for the economy and financial markets. On the heels of significant decline in earnings, particularly in the financial sector, the S&P 500 Index plunged -20.0%. Commodities and credit followed suit, resulting in significant losses for investors. Policymakers responded with significant monetary stimulus, including dramatic global interest rate cuts, as well as meaningful fiscal stimulus.

Since the March 2009 global equity market lows, equity indices have staged a strong recovery across all sectors, led by financials and aided by strength in cyclical sectors, technology, industrials and consumer discretionary. Over the most recent annual period, the S&P 500 returned 21.2%, Emerging Markets soared 62.0%, and High Yield Bonds returned 29.8%.

The tide appears to be turning, as the global credit crisis has begun to unwind. Investor, business, and consumer confidence are improving, as equity prices rise, credit spreads tighten, and corporate debt issuance increases. Accumulating indicators of economic momentum, coupled with stimulative monetary and fiscal policies, seem to have inspired confidence. As credit markets showed some recent signs of stability and volatility in equity markets declined, investors increased their risk tolerance across all asset classes.

The Fund remains overweight in global equities, disfavoring bonds, with a neutral stance between growth and value stocks. The Fund remains underweighted to developed international stocks in favor of U.S. equities, including active tilts toward small-cap and technology stocks. In July 2009, the Fund introduced an allocation to mid-cap stocks utilizing HighMark Geneva Growth Fund.

The Fund's fundamental equity strategies provided a positive contribution to return. HighMark Fundamental Equity and Large Cap Growth Funds handily outperformed their respective indexes, HighMark Enhanced Growth Fund was in-line with its respective index, while HighMark Value Momentum Fund underperformed its index. During the period, the Fund's quantitative stock selection strategies provided mixed relative returns. HighMark Core Equity, Large Cap Value and Small Cap Value Funds all outperformed their respective indexes, while HighMark Small Cap Advantage and Cognitive Value Funds trailed their respective benchmarks.

The Fund's international strategies did not fare well versus their indexes. HighMark International Opportunities Fund and Lazard Emerging Markets Fund both underperformed their respective indexes by approximately 5% and 2%, respectively, over the fiscal year period.

During the reporting period, the Fund's fixed income strategies provided solid returns. Both HighMark Short Term Bond Fund and HighMark Bond Fund outperformed their respective indexes. Eaton Vance High Yield Fund rose 31.9%, also outperforming its index.

During the fiscal year reporting period, the Fund's exposure to equities averaged 92%. The Fund's overweight to equities and underweight to fixed income contributed most to the underperformance versus the three-way blended benchmark of stocks, bonds and cash. This underperformance was offset somewhat by favorable tilts toward high-yield, U.S. growth stocks, and the technology sector.

--------------------------------------------------------------------------------
32                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

            HighMark     HighMark     HighMark
            Capital      Capital      Capital                            Barclays   Citigroup
             Growth       Growth       Growth      80/15/5               Capital       Bond
           Allocation   Allocation   Allocation     Hybrid                 U.S.      3-Month
             Fund,        Fund,        Fund,        of the              Aggregate    Treasury   Morningstar
           Fiduciary     Class A      Class C     following   S&P 500      Bond        Bill     Large Blend
            Shares+       Shares       Shares      indexes:   Index++    Index++     Index++      Category
           ----------   ----------   ----------   ---------   -------   ---------   ---------   -----------
10/12/04   $   10,000   $    9,450   $   10,000   $  10,000   $10,000   $  10,000   $  10,000   $    10,000
    7/05   $   11,122   $   10,511   $   11,059   $  10,972   $11,159   $  10,226   $  10,192   $    11,268
    7/06   $   11,715   $   11,071   $   11,563   $  11,494   $11,759   $  10,375   $  10,613   $    11,827
    7/07   $   13,399   $   12,643   $   13,110   $  13,101   $13,656   $  10,954   $  11,150   $    13,697
    7/08   $   11,984   $   11,276   $   11,612   $  12,079   $12,142   $  11,628   $  11,490   $    12,219
    7/09   $    9,892   $    9,282   $    9,493   $  10,953   $ 9,718   $  12,541   $  11,565   $     9,812

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN     INCEPTION    RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares           -17.46%     -5.48%+      -0.23%+       1.69%   1.32%
--------------------------------------------------------------------------------
Class A Shares             -17.68%     -5.71%       -0.37%        1.94%   1.57%
--------------------------------------------------------------------------------
Class A Shares w/load*     -22.20%     -7.47%       -1.54%        1.94%   1.57%
--------------------------------------------------------------------------------
Class C Shares             -18.25%     -6.36%       -1.08%        2.44%   2.27%
--------------------------------------------------------------------------------
Class C Shares w/load**    -18.99%     -6.36%       -1.08%        2.44%   2.27%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            33
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        92.7%

EQUITY REGISTERED INVESTMENT COMPANIES                                    7.0

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     0.3

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of -19.92% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index returned -19.96% over the same period.

FACTORS AFFECTING PERFORMANCE

This fiscal year was challenging for the economy and financial markets. On the heels of significant decline in earnings, particularly in the financial sector, the S&P 500 Index plunged -20.0%. Commodities and credit followed suit, resulting in significant losses for investors. Policymakers responded with significant monetary stimulus, including dramatic global interest rate cuts, as well as meaningful fiscal stimulus.

Since the March 2009 global equity market lows, equity indices have staged a strong recovery across all sectors, led by financials and aided by strength in cyclical sectors, technology, industrials and consumer discretionary. Over the most recent annual period, the S&P 500 returned 21.2%, Emerging Markets soared 62.0%, and High Yield Bonds returned 29.8%.

The tide appears to be turning, as the global credit crisis has begun to unwind. Investor, business, and consumer confidence are improving, as equity prices rise, credit spreads tighten, and corporate debt issuance increases. Accumulating indicators of economic momentum, coupled with stimulative monetary and fiscal policies, seem to have inspired confidence. As credit markets showed some recent signs of stability and volatility in equity markets declined, investors increased their risk tolerance across all asset classes.

The Fund remains overweight in global equities, disfavoring bonds, with a neutral stance between growth and value stocks. The Fund remains underweighted to developed international stocks in favor of U.S. equities, including active tilts toward small-cap and technology stocks. In July 2009, the Fund introduced an allocation to mid-cap stocks utilizing HighMark Geneva Growth Fund.

The Fund's fundamental equity strategies provided a positive contribution to return. HighMark Fundamental Equity and Large Cap Growth Funds handily outperformed their respective indexes, HighMark Enhanced Growth Fund was in-line with its respective index, while HighMark Value Momentum Fund underperformed its index. During the period, the Fund's quantitative stock selection strategies provided mixed relative returns. HighMark Core Equity, Large Cap Value and Small Cap Value Funds all outperformed their respective indexes, while HighMark Small Cap Advantage and Cognitive Value Funds trailed their respective benchmarks.

The Fund's international strategies did not fare well versus indexes. HighMark International Opportunities Fund and Lazard Emerging Markets Fund both underperformed their respective indexes by approximately 5% and 2%, respectively, over the fiscal year period.

During the period, the Fund's underweight exposure to international equities averaged 15%, while the overweight exposure to small-cap stocks averaged 18%. The Fund's overweight tilt in equities accounted for most of the underperformance during the period. Any exposure to small cap or international equities would have detracted from performance relative to the S&P 500 Index, but on balance, the Fund has managed to keep pace with its benchmark over the fiscal year, while outpacing the index over the last six months.

--------------------------------------------------------------------------------
34                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

             HighMark
           Diversified     HighMark      HighMark
              Equity     Diversified   Diversified
           Allocation      Equity         Equity
              Fund,      Allocation     Allocation             Morningstar
            Fiduciary    Fund, Class   Fund, Class   S&P 500   Large Blend
              Shares      A Shares       C Shares     Index+     Category
           -----------   -----------   -----------   -------   -----------
11/15/06   $    10,000   $     9,450   $    10,000   $10,000   $    10,000
    7/07   $    10,609   $    10,010   $    10,545   $10,549   $    10,612
    7/08   $     9,304   $     8,757   $     9,156   $ 9,379   $     9,466
    7/09   $     7,461   $     7,013   $     7,277   $ 7,507   $     7,601

+     Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                                 ANNUALIZED    GROSS       NET
                                      ONE YEAR     SINCE      EXPENSE    EXPENSE
                                       RETURN    INCEPTION     RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares                       -19.81%     -10.25%      2.68%     1.36%
--------------------------------------------------------------------------------
Class A Shares                         -19.92%     -10.43%      2.93%     1.61%
--------------------------------------------------------------------------------
Class A Shares w/load*                 -24.33%     -12.28%      2.93%     1.61%
--------------------------------------------------------------------------------
Class C Shares                         -20.52%     -11.08%      3.43%     2.31%
--------------------------------------------------------------------------------
Class C Shares w/load**                -21.29%     -11.08%      3.43%     2.31%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.
--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            35
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        66.7%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                  23.4

EQUITY REGISTERED INVESTMENT COMPANIES                                    4.7

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     3.2

FIXED INCOME REGISTERED INVESTMENT COMPANY                                2.0

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of -12.29% (Class A Shares without load). In comparison, the Fund's blended benchmark, a 60/35/5% blend of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Citigroup 3-Month Treasury Bill Index, respectively, returned -9.19% over the same period.

FACTORS AFFECTING PERFORMANCE

This fiscal year was challenging for the economy and financial markets. On the heels of significant decline in earnings, particularly in the financial sector, the S&P 500 Index plunged -20.0%. Commodities and credit followed suit, resulting in significant losses for investors. Policymakers responded with significant monetary stimulus, including dramatic global interest rate cuts, as well as meaningful fiscal stimulus.

Since the March 2009 global equity market lows, equity indices have staged a strong recovery across all sectors, led by financials and aided by strength in cyclical sectors, technology, industrials and consumer discretionary. Over the most recent annual period, the S&P 500 returned 21.2%, Emerging Markets soared 62.0%, and High Yield Bonds returned 29.8%.

The tide appears to be turning, as the global credit crisis has begun to unwind. Investor, business, and consumer confidence are improving, as equity prices rise, credit spreads tighten, and corporate debt issuance increases. Accumulating indicators of economic momentum, coupled with stimulative monetary and fiscal policies, seem to have inspired confidence. As credit markets showed some recent signs of stability and volatility in equity markets declined, investors increased their risk tolerance across all asset classes.

The Fund remains overweight in global equities, disfavoring bonds, with a neutral stance between growth and value stocks. The Fund remains underweighted to developed international stocks in favor of U.S. equities, including active tilts toward small-cap and technology stocks. In July 2009, the Fund introduced an allocation to mid-cap stocks utilizing HighMark Geneva Growth Fund.

The Fund's fundamental equity strategies provided a positive contribution to return. HighMark Fundamental Equity and Large Cap Growth Funds handily outperformed their respective indexes, HighMark Enhanced Growth Fund was in-line with its respective index, while HighMark Value Momentum Fund underperformed its index. During the period, the Fund's quantitative stock selection strategies provided mixed relative returns. HighMark Core Equity, Large Cap Value and Small Cap Value Funds all outperformed their respective indexes, while HighMark Small Cap Advantage and Cognitive Value Funds trailed their respective benchmarks.

The Fund's international strategies did not fare well versus indexes. HighMark International Opportunities Fund and Lazard Emerging Markets Fund both underperformed their respective indexes by approximately 5% and 2%, respectively, over the fiscal year period.

During the reporting period, the Fund's fixed income strategies provided solid returns. Both HighMark Short Term Bond Fund and HighMark Bond Fund outperformed their respective indexes. Eaton Vance High Yield Fund rose 31.9%, also outperforming its index.

During the fiscal year reporting period, the Fund's exposure to equities averaged 72%. The Fund's overweight to equities and underweight to fixed income contributed most to the underperformance versus the three-way blended benchmark of stocks, bonds and cash. This underperformance was offset somewhat by favorable tilts toward high-yield, U.S. growth stocks, and the technology sector.
--------------------------------------------------------------------------------
36                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

            HighMark     HighMark     HighMark
            Growth &     Growth &     Growth &     60/35/5
             Income       Income       Income      Hybrid                 Barclay     Citigroup
           Allocation   Allocation   Allocation    of the                 Capital      3-Month       Morningstar
             Fund,         Fund,       Fund,      following                 U.S.         U.S.          Moderate
           Fiduciary      Class A     Class C       three     S&P 500    Aggregate     Treasury       Allocation
             Shares+      Shares       Shares      indexes    Index++   Bond Index++  Bill Index++     Category
           ----------   ----------   ----------   ---------   -------   ------------  ------------   -----------
10/12/04   $   10,000   $    9,450   $   10,000   $  10,000   $10,000   $     10,000  $   10,000     $    10,000
    7/05   $   10,885   $   10,286   $   10,820   $  10,786   $11,159   $     10,226  $   10,192     $    10,992
    7/06   $   11,365   $   10,740   $   11,219   $  11,216   $11,759   $     10,375  $   10,613     $    11,534
    7/07   $   12,765   $   12,039   $   12,485   $  12,546   $13,656   $     10,952  $   11,150     $    12,953
    7/08   $   11,852   $   11,146   $   11,484   $  12,000   $12,142   $     11,626  $   11,490     $    12,155
    7/09   $   10,418   $    9,776   $   10,000   $  10,897   $ 9,719   $     12,538  $   11,565     $    10,723

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------
                                     ANNUALIZED                GROSS      NET
                          ONE YEAR     3 YEAR       SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN     INCEPTION   RATIO++   RATIO++
-------------------------------------------------------------------------------
Fiduciary Shares           -12.10%     -2.86%+      0.86%+     1.63%     1.25%
-------------------------------------------------------------------------------
Class A Shares             -12.29%     -3.08%       0.71%      1.88%     1.50%
-------------------------------------------------------------------------------
Class A Shares w/load*     -17.10%     -4.90%      -0.47%      1.88%     1.50%
-------------------------------------------------------------------------------
Class C Shares             -12.92%     -3.76%       0.00%      2.38%     2.20%
-------------------------------------------------------------------------------
Class C Shares w/load**    -13.72%     -3.76%       0.00%      2.38%     2.20%
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            37
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                 50.7%

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                       39.0

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                    4.3

FIXED INCOME REGISTERED INVESTMENT COMPANY                               3.6

EQUITY REGISTERED INVESTMENT COMPANIES                                   2.4

INCOME PLUS ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of -4.26% (Class A Shares without load). In comparison, the Fund's blended benchmark, a 30/65/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index, respectively, returned -0.85% over the same period.

FACTORS AFFECTING PERFORMANCE

This fiscal year was challenging for the economy and financial markets. On the heels of significant decline in earnings, particularly in the financial sector, the S&P 500 Index plunged -20.0%. Commodities and credit followed suit, resulting in significant losses for investors. Policymakers responded with significant monetary stimulus, including dramatic global interest rate cuts, as well as meaningful fiscal stimulus.

Since the March 2009 global equity market lows, equity indices have staged a strong recovery across all sectors, led by financials and aided by strength in cyclical sectors, technology, industrials and consumer discretionary. Over the most recent annual period, the S&P 500 returned 21.2%, Emerging Markets soared 62.0%, and High Yield Bonds returned 29.8%.

The tide appears to be turning, as the global credit crisis has begun to unwind. Investor, business, and consumer confidence are improving, as equity prices rise, credit spreads tighten, and corporate debt issuance increases. Accumulating indicators of economic momentum, coupled with stimulative monetary and fiscal policies, seem to have inspired confidence. As credit markets showed some recent signs of stability and volatility in equity markets declined, investors increased their risk tolerance across all asset classes.

The Fund remains overweight in global equities, disfavoring bonds, with a neutral stance between growth and value stocks. The Fund remains underweighted to developed international stocks in favor of U.S. equities, including active tilts toward small-cap and technology stocks. In July 2009, the Fund introduced an allocation to mid-cap stocks utilizing HighMark Geneva Growth Fund.

The Fund's fundamental equity strategies provided a positive contribution to return. HighMark Fundamental Equity and Large Cap Growth Funds handily outperformed their respective indexes, HighMark Enhanced Growth Fund was in-line with its respective index, while HighMark Value Momentum Fund underperformed its index. During the period, the Fund's quantitative stock selection strategies provided mixed relative returns. HighMark Core Equity, Large Cap Value and Small Cap Value Funds all outperformed their respective indexes, while HighMark Small Cap Advantage and Cognitive Value Funds trailed their respective benchmarks.

The Fund's international strategies did not fare well versus indexes. HighMark International Opportunities Fund and Lazard Emerging Markets Fund both underperformed their respective indexes by approximately 5% and 2%, respectively, over the fiscal year period.

During the reporting period, the Fund's fixed income strategies provided solid returns. Both HighMark Short Term Bond Fund and HighMark Bond Fund outperformed their respective indexes. Eaton Vance High Yield Fund rose 31.9%, also outperforming its index.

During the fiscal year reporting period, the Fund's exposure to equities averaged 41%. The Fund's overweight to equities and underweight to fixed income contributed most to the underperformance versus the three-way blended benchmark of stocks, bonds and cash. This underperformance was offset somewhat by favorable tilts toward high-yield, U.S. growth stocks, and the technology sector.

--------------------------------------------------------------------------------
38                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 INDEX, 65% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

              HighMark     HighMark     HighMark
               Income       Income       Income      30/65/5              Barclays    Citigroup
                Plus         Plus         Plus       Hybrid                Capital     3-Month
             Allocation   Allocation   Allocation    of the                  U.S.       U.S.       Morningstar
               Fund,        Fund,         Fund,     following             Aggregate   Treasury    Conservative
             Fiduciary     Class A       Class C      three     S&P 500     Bond        Bill       Allocation
               Shares+      Shares       Shares      indexes    Index++    Index++     Index++      Category
             ----------   ----------   ----------   ---------   -------   ---------   ---------   ------------
10/12/2004   $   10,000   $    9,550   $   10,000   $  10,000   $10,000   $  10,000   $  10,000   $     10,000
      7/05   $   10,470   $    9,999   $   10,410   $  10,507   $11,159   $  10,226   $  10,192   $     10,581
      7/06   $   10,796   $   10,310   $   10,660   $  10,801   $11,759   $  10,375   $  10,613   $     10,955
      7/07   $   11,719   $   11,176   $   11,473   $  11,739   $13,656   $  10,952   $  11,150   $     11,830
      7/08   $   11,434   $   10,879   $   11,092   $  11,835   $12,142   $  11,626   $  11,490   $     11,528
      7/09   $   10,974   $   10,415   $   10,541   $  11,734   $ 9,718   $  12,538   $  11,565   $     10,940

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------
                                            ANNUALIZED   ANNUALIZED    GROSS      NET
                                 ONE YEAR     3 YEAR       SINCE      EXPENSE   EXPENSE
                                  RETURN      RETURN     INCEPTION    RATIO++   RATIO++
---------------------------------------------------------------------------------------
Fiduciary Shares                  -4.02%       0.55%+      1.96%+      1.81%     1.13%
---------------------------------------------------------------------------------------
Class A Shares                    -4.26%       0.34%       1.82%       2.06%     1.38%
---------------------------------------------------------------------------------------
Class A Shares w/load*            -8.58%      -1.19%       0.85%       2.06%     1.38%
---------------------------------------------------------------------------------------
Class C Shares                    -4.97%      -0.37%       1.11%       2.56%     2.08%
---------------------------------------------------------------------------------------
Class C Shares w/load**           -5.86%      -0.37%       1.11%       2.56%     2.08%
---------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 4.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            39
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                        % OF
HOLDING*                                                              PORTFOLIO
FNMA
   4.500%, 04/01/18                                                      4.9%

JPMORGAN CHASE
   3.125%, 12/01/11                                                      3.1

FNMA
   5.500%, 03/01/20                                                      3.0

FNMA
   5.000%, 08/01/34                                                      2.6

FNMA
   5.500%, 04/01/36                                                      2.4

FNMA
   6.000%, 05/01/38                                                      2.0

COMCAST
   5.700%, 07/01/19                                                      1.9

FNMA
   5.500%, 11/01/33                                                      1.9

CENTERPOINT ENERGY TRANSITION BOND CO. II
   5.090%, 08/01/15                                                      1.9

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                                      1.8

                                  FUND SECTORS

                                                                        % OF
SECTOR                                                                PORTFOLIO
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                      33.7%

MORTGAGE-BACKED SECURITIES                                              12.7

FINANCIALS                                                              11.0

UTILITIES                                                                8.4

ENERGY                                                                   6.3

CONSUMER DISCRETIONARY                                                   5.1

HEALTH CARE                                                              4.3

REGISTERED INVESTMENT COMPANY                                            3.2

ASSET-BACKED SECURITIES                                                  3.1

CONSUMER STAPLES                                                         2.7

TELECOMMUNICATION SERVICES                                               2.6

INFORMATION TECHNOLOGY                                                   2.5

FOREIGN GOVERNMENTS                                                      2.5

INDUSTRIAL                                                               1.9

*     EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Bond Fund (the "Fund") produced a total return of 7.93% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned 7.85% for the same period.

FACTORS AFFECTING PERFORMANCE

The beginning of the Fund's reporting period was marked by unprecedented volatility in global credit markets. A severe contraction of available credit led the Federal Reserve and the U.S. Treasury to lower funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

Due in part to these actions, financial markets began to stabilize in the second half of the reporting period. Beginning in March 2009, domestic markets in the U.S. traded higher, a trend that continued through the end of the reporting period.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities in the first half of the reporting period. Treasuries performed particularly well, and peaked in December 2009 as investors continued their flight to quality in the face of credit market turmoil. Corporate bond spreads, which had already widened to historical levels, expanded even further during the first half of the reporting period.

The opposite was true in the second half of the reporting period. Corporate bonds rallied due to reports of solid corporate earnings. The Fund's overweight to corporate bonds, which was detrimental to performance early in the reporting period, was the reason for the Fund's outperformance of its benchmark later in the reporting period.

As a result, the Fund outperformed its benchmark for the fiscal year.

--------------------------------------------------------------------------------
40                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                                  [LINE GRAPH]

                                                             Barclays
                                                             Capital
         HighMark     HighMark     HighMark     HighMark       U.S.
        Bond Fund,   Bond Fund,   Bond Fund,   Bond Fund,   Aggregate      Morningstar
        Fiduciary     Class A       Class B     Class C        Bond     Intermediate-Term
          Shares       Shares       Shares+      Shares+     Index++      Bond Category
        ----------   ----------   ----------   ----------   ---------   -----------------
7/99    $   10,000   $    9,772   $   10,000   $   10,000   $  10,000   $          10,000
7/00    $   10,486   $   10,250   $   10,486   $   10,486   $  10,597   $          10,451
7/01    $   11,821   $   11,558   $   11,741   $   11,821   $  11,941   $          11,688
7/02    $   12,304   $   12,024   $   12,097   $   12,304   $  12,840   $          12,252
7/03    $   13,105   $   12,785   $   12,761   $   13,105   $  13,536   $          12,988
7/04    $   13,719   $   13,356   $   13,234   $   13,660   $  14,191   $          13,574
7/05    $   14,315   $   13,910   $   13,674   $   14,153   $  14,871   $          14,166
7/06    $   14,470   $   14,015   $   13,682   $   14,208   $  15,088   $          14,322
7/07    $   15,251   $   14,731   $   14,288   $   14,863   $  15,927   $          15,020
7/08    $   16,078   $   15,503   $   14,921   $   15,579   $  16,906   $          15,327
7/09    $   17,353   $   16,678   $   15,946   $   16,715   $  18,233   $          16,127

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                            ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                 ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                                  RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   7.93%       6.24%        4.81%        5.67%        7.57%      0.98%     0.77%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                     7.58%       5.97%        4.54%        5.49%        7.48%+     1.23%     1.02%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             5.13%       5.15%        4.06%        5.25%        7.38%+     1.23%     1.02%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                     6.87%       5.24%        3.80%        4.78%+       7.22%+     1.73%     1.70%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**            1.87%       4.33%        3.46%        4.78%+       7.22%+     1.73%     1.70%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                     7.29%       5.57%        4.12%        5.27%+       7.41%+     1.48%     1.45%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***           6.29%       5.57%        4.12%        5.27%+       7.41%+     1.48%     1.45%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            41
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
ORANGE COUNTY, SANITATION DISTRICT
   SER B, COP, FSA INSURED,
   CALLABLE 02/01/17 @ 100
   5.000%, 02/01/23                                                       1.8%

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, NATIONAL-RE
   FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/17                                                       1.7

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT,
   SER I, RB, NATIONAL-RE INSURED,
   CALLABLE 07/01/11 @ 100
   5.000%, 07/01/14                                                       1.7

SAN MATEO, UNIFIED
   HIGH SCHOOL DISTRICT,
   ELECTION 2000, SER A, GO,
   FGIC INSURED,
   PREREFUNDED @ 100
   5.375%, 09/01/11                                                       1.6

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA SER A, RB,
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                                                       1.6

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, NATIONAL-RE INSURED
   5.250% 06/01/16                                                        1.5

EASTERN MUNICIPAL WATER DISTRICT
   SER A, COP, NATIONAL-RE
   FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                                                       1.5

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS,
   SER A, RB, NATIONAL-RE
   FGIC INSURED
   5.000%, 02/01/14                                                       1.5

UNIVERSITY OF CALIFORNIA,
   SER O, RB,
   CALLABLE 05/15/19 @ 100
   5.500%, 05/15/22                                                       1.5

LOS ANGELES, DEPARTMENT OF
   WATER & POWER,
   SER A-A-1, RB,
   NATIONAL-RE INSURED
   CALLABLE 07/01/11 @ 100
   5.250%, 07/01/13                                                       1.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
REVENUE BONDS                                                            45.7%

GENERAL OBLIGATIONS                                                      39.1

CERTIFICATE OF PARTICIPATION                                             12.4

REGISTERED INVESTMENT COMPANY                                             1.5

TAX ALLOCATION                                                            1.3

*     EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.80% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 8.01% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the first six months of the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Additionally, the State of California projected a $42 billion budget deficit due to lower property tax revenue and increased spending.

This negatively impacted the municipal bond market during the first half of the Fund's reporting period. Once largely thought of as a commoditized market, well-publicized problems with many bond insurers caused a renewed focus on the quality of individual municipal bonds themselves, rather than relying on insurance as many investors had done in the past. Fearing the poor quality of the insurance protection, a flight to quality in Treasuries ensued. As a result, the Fund performed relatively well through the fourth quarter 2008 due to its short-term exposure.

However, the second half of the Fund's reporting period saw a strong reversal. Investors realized the insurance protection was stronger than originally thought, and demand for municipal bonds once again grew, driving yields down. Investments with longer maturities did better than those with shorter-term maturities. Since the Fund holds shorter-term maturities, performance suffered and the Fund lagged its benchmark for the reporting period.

--------------------------------------------------------------------------------
42                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                                  [LINE GRAPH]

          HighMark       HighMark       HighMark       HighMark
         California     California     California     California    Barclays
        Intermediate   Intermediate   Intermediate   Intermediate    Capital    Morningstar
          Tax-Free       Tax-Free       Tax-Free       Tax-Free      7-Year      Municipal
         Bond Fund,     Bond Fund,     Bond Fund,     Bond Fund,    Municipal    California
          Fiduciary      Class A        Class B         Class C       Bond      Intermediate
           Shares         Shares         Shares+        Shares+      Index++      Category
        ------------   ------------   ------------   ------------   ---------   ------------
7/99    $     10,000   $      9,775   $     10,000   $     10,000   $  10,000   $     10,000
7/00    $     10,467   $     10,233   $     10,393   $     10,467   $  10,459   $     10,440
7/01    $     11,297   $     11,036   $     11,107   $     11,297   $  11,418   $     11,222
7/02    $     11,961   $     11,688   $     11,645   $     11,961   $  12,233   $     11,852
7/03    $     12,266   $     11,970   $     11,829   $     12,266   $  12,707   $     12,083
7/04    $     12,718   $     12,383   $     12,144   $     12,665   $  13,362   $     12,571
7/05    $     13,066   $     12,692   $     12,357   $     12,907   $  13,892   $     13,051
7/06    $     13,282   $     12,870   $     12,431   $     13,027   $  14,190   $     13,312
7/07    $     13,711   $     13,256   $     12,716   $     13,356   $  14,749   $     13,750
7/08    $     14,391   $     13,868   $     13,209   $     13,915   $  15,609   $     14,014
7/09    $     15,225   $     14,641   $     13,859   $     14,615   $  16,860   $     14,383

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                              ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                               RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                5.80%       4.66%        3.67%       4.30%        4.41%       1.01%     0.52%
--------------------------------------------------------------------------------------------------------------
Class A Shares                  5.57%       4.39%        3.41%       4.12%        4.29%       1.26%     0.77%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*          3.15%       3.62%        2.93%       3.89%        4.14%       1.26%     0.77%
--------------------------------------------------------------------------------------------------------------
Class B Shares                  4.92%       3.69%        2.68%       3.32%+       3.79%+      1.76%     1.47%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**        -0.08%       2.76%        2.33%       3.32%+       3.79%+      1.76%     1.47%
--------------------------------------------------------------------------------------------------------------
Class C Shares                  5.03%       3.90%        2.90%       3.87%+       4.14%+      1.51%     1.22%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***        4.03%       3.90%        2.90%       3.87%+       4.14%+      1.51%     1.22%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            43
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
WASHINGTON STATE, PUBLIC
   POWER SUPPLY SYSTEM,
   NUCLEAR PROJECT NO. 1,
   SER 1A-1, RB,
   LOC BANK OF AMERICA,
   PARTIALLY PREREFUNDED @ 100
   0.380%, 07/01/17                                                       3.1%

SEATTLE, LIMITED TAX, SER B, GO,
   5.500%, 03/01/11                                                       2.2

ILLINOIS STATE TOLL HIGHWAY AUTHORITY,
   TOLL HIGHWAY REVENUE,
   SER A-1, RB, FSA INSURED
   0.620%, 01/01/31                                                       2.1

SAN RAMON VALLEY,
   UNIFIED SCHOOL DISTRICT
   ELECTION 2002, GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                                                       2.0

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, FSA INSURED,
   CALLABLE 8/01/18 @ 100
   5.000%, 08/01/25                                                       1.8

UTAH STATE, BOARD OF REGENTS
   AUXILIARY & CAMPUS
   FACILITIES REVENUE
   SER A, RB, NATIONAL-RE INSURED
   CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                                                       1.8

PIERCE COUNTY,
   GO, AMBAC INSURED
   CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                                                       1.7

IDAHO STATE,
   HOUSING & FINANCE ASSOCIATION,
   GRANT & REVENUE ANTICIPATION,
   FEDERAL HIGHWAY TRUST, RB, SER A,
   CALLABLE 7/15/19 @ 100
   5.250%, 07/15/24                                                       1.7

ALASKA STATE, INTERNATIONAL
   AIRPORTS SYSTEM
   SER D, RB, NATIONAL-RE INSURED
   CALLABLE 10/01/16 @ 100
   5.000%, 10/01/22                                                       1.7

CHICAGO, O'HARE INTERNATIONAL AIRPORT
   SER B, RB, FSA INSURED
   CALLABLE 01/01/17 @ 100
   5.000%, 01/01/19                                                       1.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            49.9%

GENERAL OBLIGATIONS                                                      44.0

REGISTERED INVESTMENT COMPANY                                             2.9

CERTIFICATE OF PARTICIPATION                                              2.0

TAX ALLOCATION                                                            1.2

*     EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.85% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 8.01% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing and credit markets as well as bankruptcy and consolidation at a number of Wall Street institutions continued during the first six months of the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate from 2% at the beginning of the period to a range of between 0.25% and 0%. Additionally, many states suffered large deficits due to lower tax revenue and increased spending.

This negatively impacted the municipal bond market during the first half of the Fund's reporting period. Once largely thought of as a commoditized market, well-publicized problems with many bond insurers caused a renewed focus on the quality of individual municipal bonds themselves, rather than relying on insurance as many investors had done in the past. Fearing the poor quality of the insurance protection, a flight to quality in Treasuries ensued. As a result, the Fund performed relatively well through the fourth quarter 2008 due to its short-term exposure.

However, the second half of the Fund's reporting period saw a strong reversal. Investors realized the insurance protection was stronger than originally thought, and demand for municipal bonds once again grew, driving yields down. Investments with longer maturities did better than those with shorter-term maturities. Since the Fund holds shorter-term maturities, performance suffered and the Fund lagged its benchmark for the reporting period.

--------------------------------------------------------------------------------
44                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

             HighMark
             National        HighMark National    Barclays
           Intermediate        Intermediate       Capital      Morningstar
             Tax-Free            Tax-Free          7-Year        National
            Bond Fund,           Bond Fund,      Municipal     Intermediate
        Fiduciary Shares+    Class A Shares+    Bond Index++     Category
        -----------------   -----------------   ------------   ------------
7/99    $          10,000   $           9,778   $     10,000   $     10,000
7/00    $          10,325   $          10,070   $     10,459   $     10,304
7/01    $          11,169   $          10,873   $     11,418   $     11,201
7/02    $          11,774   $          11,423   $     12,233   $     11,875
7/03    $          12,092   $          11,705   $     12,707   $     12,192
7/04    $          12,476   $          12,048   $     13,362   $     12,732
7/05    $          12,778   $          12,310   $     13,892   $     13,214
7/06    $          13,026   $          12,518   $     14,190   $     13,450
7/07    $          13,511   $          12,940   $     14,749   $     13,885
7/08    $          14,194   $          13,575   $     15,609   $     14,231
7/09    $          15,025   $          14,335   $     16,860   $     14,679

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------
                                        ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            ONE YEAR      3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN       RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------
Fiduciary Shares              5.85%       4.87%        3.79%        4.16%+       4.90%+      1.05%     0.50%
-------------------------------------------------------------------------------------------------------------
Class A Shares                5.60%       4.62%        3.54%        3.90%+       4.64%+      1.30%     0.75%
-------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        3.24%       3.84%        3.06%        3.67%+       4.53%+      1.30%     0.75%
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 *    Reflects 2.25% front-end sales charge.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            45
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
GNMA, CMO REMIC, SER 52,
   CL A, 4.287%, 01/16/30                                                 2.4%

FNMA, 5.500%, 12/01/18                                                    2.2

FNMA, 6.000%, 05/01/38                                                    2.1

PG&E ENERGY RECOVERY
   FUNDING TRUST, SER 2005-2,
   CL A2, 5.030%, 03/25/14                                                1.8

SHELL INTERNATIONAL FINANCE,
   4.000%, 03/21/14                                                       1.6

BEAR STEARNS COMMERCIAL
   MORTGAGE SECURITIES,
   SER 2001-TOP2, CL A2,
   6.480%, 02/15/35                                                       1.6

BP CAPITAL MARKETS,
   3.125%, 03/10/12                                                       1.6

FPL GROUP CAPITAL,
   1.494%, 06/17/11                                                       1.6

U.S. TREASURY NOTE,
   0.875%, 05/31/11                                                       1.6

COMMERCIAL MORTGAGE
   PASS THROUGH CERTIFICATES,
   SER 2004-LB4A, CL A3,
   4.405%, 10/15/37                                                       1.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                       28.3%

MORTGAGE-BACKED SECURITIES                                               17.1

REGISTERED INVESTMENT COMPANIES                                          11.4

UTILITIES                                                                 7.3

ENERGY                                                                    6.3

FINANCIALS                                                                6.2

ASSET-BACKED SECURITIES                                                   4.8

HEALTH CARE                                                               4.8

CONSUMER STAPLES                                                          3.7

CONSUMER DISCRETIONARY                                                    3.1

TELECOMMUNICATION SERVICES                                                2.5

INFORMATION TECHNOLOGY                                                    2.1

U.S. TREASURY OBLIGATION                                                  1.6

INDUSTRIAL                                                                0.8

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2009, HighMark Short Term Bond Fund (the "Fund") produced a total return of 5.24% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Bond Index, returned 5.10% for the same period.

FACTORS AFFECTING PERFORMANCE

The beginning of the Fund's reporting period was marked by unprecedented volatility in global credit markets. A severe contraction of available credit led the Federal Reserve and the U.S. Treasury to lower funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program, which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

Due in part to these actions, financial markets began to stabilize in the second half of the reporting period. Beginning in March 2009, domestic markets in the U.S. traded higher, a trend that continued through the end of the reporting period.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities in the first half of the reporting period. Treasuries performed particularly well, and peaked in December 2009 as investors continued their flight to quality in the face of credit market turmoil. Corporate bond spreads, which had already widened to historical levels, expanded even further during the first half of the reporting period.

The opposite was true in the second half of the reporting period. Corporate bonds rallied due to reports of solid corporate earnings. The Fund's overweight to corporate bonds, which was detrimental to performance early in the reporting period, was the reason for the Fund's outperformance of its benchmark later in the reporting period.

As a result, the Fund outperformed its benchmark for the fiscal year.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                                  [LINE GRAPH]

            HighMark     HighMark     HighMark        Barclays
           Short Term   Short Term   Short Term      Capital 1-3
           Bond Fund,   Bond Fund,   Bond Fund,       Year U.S.       Morningstar
            Fiduciary    Class A       Class C    Government/Credit   Short Bond
             Shares       Shares       Shares+         Index++         Category
           ----------   ----------   ----------   -----------------   -----------
11/2/04    $   10,000   $    9,775   $   10,000   $          10,000   $    10,000
   7/05    $   10,034   $    9,792   $   10,028   $          10,086   $    10,063
   7/06    $   10,306   $   10,033   $   10,226   $          10,388   $    10,306
   7/07    $   10,801   $   10,478   $   10,648   $          10,943   $    10,782
   7/08    $   11,363   $   10,995   $   11,121   $          11,624   $    10,916
   7/09    $   11,959   $   11,531   $   11,262   $          12,217   $    11,138

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN     INCEPTION    RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares            5.24%       5.09%       3.85%       0.97%     0.68%
--------------------------------------------------------------------------------
Class A Shares              4.88%       4.75%       3.54%       1.22%     0.93%
--------------------------------------------------------------------------------
Class A Shares w/load*      2.49%       3.97%       3.05%       1.22%     0.93%
--------------------------------------------------------------------------------
Class C Shares              4.47%       4.34%       3.21%+      1.47%     1.38%
--------------------------------------------------------------------------------
Class C Shares w/load**     3.47%       4.34%       3.21%+      1.47%     1.38%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
GUAM POWER AUTHORITY,
   SER A, RB NATIONAL-RE
   INSURED-IBC BANK,
   CALLABLE 10/01/09 @ 101
   5.125%, 10/01/29                                                       3.1%

SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/26                                                       2.8

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   CALLABLE 08/01/19 @ 100
   6.375%, 08/01/39                                                       2.1

WISCONSIN CENTER DISTRICT,
   JUNIOR DEDICATED TAX REVENUE,
   SER 1998A, RB
   FSA INSURED
   5.250%, 12/15/23                                                       1.8

GREEN BAY/BROWN COUNTY
   PROFESSIONAL FOOTBALL
   STADIUM, LAMBEAU
   FIELD RENOVATION PROJECT,
   SER A, RB,
   CALLABLE 02/01/11 @ 100
   5.000%, 02/01/19                                                       1.7

VIRGIN ISLANDS PUBLIC
   FINANCE AUTHORITY,
   GROSS RECEIPTS TAXES
   LOAN NOTES, RB
   NATIONAL-RE FGIC INSURED,
   CALLABLE 10/01/16 @ 100
   5.000%, 10/01/24                                                       1.5

SOUTHEAST WISCONSIN PROFESSIONAL
   BASEBALL PARK DISTRICT, SALES TAX
   REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/05/19                                                       1.5

OAK CREEK, HOUSING
   AUTHORITY, REFUNDING,
   WOOD CREEK PROJECT, RB,
   GNMA COLLATERALIZED,
   CALLABLE 08/10/09 @ 100
   5.625%, 07/20/29                                                       1.5

MILWAUKEE, REDEVELOPMENT
   AUTHORITY, MILWAUKEE
   PUBLIC SCHOOLS, RB,
   AMBAC INSURED
   3.650%, 08/01/13                                                       1.5

MILWAUKEE, REDEVELOPMENT
   AUTHORITY, MILWAUKEE
   PUBLIC SCHOOLS, RB,
   AMBAC INSURED,
   CALLABLE 08/01/13 @ 100
   4.125%, 08/01/18                                                       1.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            87.9%

GENERAL OBLIGATIONS                                                       5.9

REGISTERED INVESTMENT COMPANY                                             3.4

CERTIFICATE OF PARTICIPATION                                              1.1

SPECIAL TAX                                                               1.0

TAX ALLOCATION                                                            0.7

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the nine month period from the predecessor fund's last fiscal year through July 31, 2009, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 7.76% (A shares without load). The Fund's one year return ended July 31, 2009, was 2.90% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 5.11% for the same one year period.

FACTORS AFFECTING PERFORMANCE

The beginning of the Fund's one year period was marked by unprecedented volatility in global credit markets. A severe contraction of available credit led the Federal Reserve and the U.S. Treasury to lower funding costs in attempts to renew confidence in the U.S. and global financial systems. In November 2008, Federal authorities approved the Temporary Liquidity Guarantee Program, which allowed eligible financial institutions to issue FDIC-guaranteed short-term debt. They also guaranteed short-term commercial paper issues, instituted the Troubled Asset Recovery Program and authorized the purchase of up to $500 billion in mortgage-backed securities in an effort to lower costs associated with consumer borrowing.

Due in part to these actions, financial markets began to stabilize in the second half of the reporting period. Beginning in March 2009, domestic markets in the U.S. traded higher, a trend that continued through the end of the reporting period.

Wisconsin double tax-exempt issues are relatively non-traditional municipal securities. Most issuing entities are non-rated and issue size is very small. Although the Fund benefited somewhat from strong municipal bond performance overall during the reporting period, the more illiquid nature of the issues in which the Fund primarily invests meant it was unable to participate fully in the market rally. Because the Wisconsin Tax-Exempt Fund holds a significant percentage of Wisconsin paper, it resulted in less exposure to issues in other states and territories that performed better. As a result the Fund's performance suffered, and it under-performed its benchmark for the reporting period.

Specific issues that contributed to the Fund's performance include Puerto Rico Highway and Transit Authority, Virgin Island Public Finance Authority and West Allis Community Hospital Revenue Bonds.

Specific issues that detracted from the Fund's performance include Little Chute Community Development Authority, Sturgeon Bay Waterfront Redevelopment Authority and Verona Community Development Authority.

--------------------------------------------------------------------------------
48                               1.800.433.6884
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

                                [GRAPHIC OMITTED]

HIGHMARK WISCONSIN TAX-EXEMPT FUND INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OF RICHARD D. SCARGILL]

PORTFOLIO MANAGER
RICHARD D. SCARGILL
ZIEGLER CAPITAL
MANAGEMENT, LLC

[PHOTO OF PAULA M. HORN]

PORTFOLIO MANAGER
PAULA M. HORN
ZIEGLER CAPITAL
MANAGEMENT, LLC

[PHOTO OF MICHAEL SANDERS]

PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MUNICIPAL MORNINGSTAR SINGLE STATE INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

         HighMark     HighMark     HighMark
        Wisconsin    Wisconsin     Wisconsin    Barclays   Morningstar
        Tax-Exempt   Tax-Exempt   Tax-Exempt    Capital     Municipal
          Fund,        Fund,         Fund,     Municipal   Single State
         Class A      Class B       Class C       Bond     Intermediate
          Shares       Shares+      Shares+     Index++      Category
        ----------   ----------   ----------   ---------   ------------
7/99    $   10,000   $   10,000   $   10,000   $  10,000   $     10,000
7/00    $   10,106   $   10,106   $   10,106   $  10,431   $     10,286
7/01    $   11,077   $   11,077   $   11,077   $  11,482   $     11,173
7/02    $   11,727   $   11,727   $   11,727   $  12,253   $     11,807
7/03    $   12,170   $   12,227   $   12,170   $  12,694   $     12,106
7/04    $   12,631   $   12,767   $   12,619   $  13,429   $     12,640
7/05    $   13,121   $   13,370   $   13,121   $  14,282   $     13,154
7/06    $   13,277   $   13,639   $   13,277   $  14,646   $     13,383
7/07    $   13,646   $   14,119   $   13,646   $  15,271   $     13,842
7/08    $   13,819   $   14,404   $   13,819   $  15,703   $     14,022
7/09    $   14,118   $   14,822   $   14,123   $  16,506   $     14,622

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                       ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR      3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                           RETURN(1)     RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Class A Shares               2.90%        2.81%        3.03%       4.01%        4.31%       1.26%     0.90%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       0.62%        2.03%        2.56%       3.77%        4.16%       1.26%     0.90%
------------------------------------------------------------------------------------------------------------
Class B Shares               2.16%        2.07%        2.25%       3.51%+       3.98%+      1.76%     1.60%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -2.81%        1.12%        1.89%       3.51%+       3.98%+      1.76%     1.60%
------------------------------------------------------------------------------------------------------------
Class C Shares               2.20%        2.08%        2.28%       3.51%+       3.98%+      1.51%     1.35%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     1.21%        2.08%        2.28%       3.51%+       3.98%+      1.51%     1.35%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of the Class A Shares from June 13, 1994 with the performance of Class B and Class C Shares on January 6, 2003. Class A Share performance has been adjusted for the CDSC applicable to Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Wisconsin Tax-Exempt Fund (see note 10 in notes to financial statements). The fiscal year end of North Track Wisconsin Tax-Exempt Fund, the predecessor fund to HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. As of the date of this report, Fiduciary Shares had not yet commenced investment operations. The returns for Class A Shares, Class B Shares and Class C Shares, from October 31, 2008 through July 31, 2009, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

                                  FUND SECTORS

                               CALIFORNIA TAX-FREE
                                MONEY MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            75.6%

GENERAL OBLIGATIONS                                                      11.6

TAX EXEMPT COMMERCIAL PAPER                                               4.1

CERTIFICATES OF PARTICIPATION                                             3.7

TAX AND REVENUE ANTICIPATION NOTES                                        3.0

REGISTERED INVESTMENT COMPANIES                                           1.0

SPECIAL TAX                                                               1.0

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

As of July 31, 2009, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.10% (Fiduciary Shares).** Using a combined federal and California state income tax rate of 34.9%, the seven-day effective yield is equivalent to a 0.15% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve lowered short-term interest rates from 2% to a range between 0.25% and 0%. Economic growth continued to slow in the first half of the reporting period as a result of the collapsed housing and mortgage industry, which strained global financial markets. Several major commercial banks and investment firms either failed or consolidated during the period. Additionally, the State of California projected a $24 billion budget deficit due to lower property tax revenue and increased spending.

U.S. economic growth continued to contract in the second half of the reporting period, but at a slower rate as global financial markets recovered from their lows and credit markets eased. The Federal Reserve saw some indicators that economic activity had stabilized, but was concerned by continued weak employment figures. Municipal note yields decreased from 0.93% to 0.83% during the Fund's reporting period, reflecting the demand for the new issuance of annual cash flow notes from municipal issuers. The Fund positioned itself with a shorter weighted average maturity than its peer group during this period, increasing its variable rate notes to maintain a higher level of liquidity.

As of July 31, 2009, California 's long-term rating from the three major rating agencies was Baa1/A/BBB, after multiple downgrades in the past six months. It remains on a negative credit watch. The downgrades reflect the State's $24 billion budget deficit, continued recession and State implemented employee layoffs and furloughs, reduction of social services and education funding cuts.

The Fund's weighted average maturity was 19 days.

 * An investment in HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government other than the protection offered through participation of the Fund in the U.S. Department of Treasury's Temporary Guarantee Program. See Note 11 to the accompanying financial statements. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of July 31, 2009, are as follows:

                                                   CLASS A   CLASS S   FIDUCIARY
                                                   SHARES     SHARES    SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund               0.02%     0.02%      0.10%

The above yields reflect voluntary waivers in place; without such waivers, yields would be lower.

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50                               1.800.433.6884
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

                            [HIGHMARK FUNDS LOGO](R)

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the twelve-month period ended July 31, 2009, HighMark 100% U.S. Treasury Money Market Fund produced a seven-day effective yield of 0.02% (Fiduciary Shares)**. HighMark Treasury Plus Money Market Fund produced a seven-day effective yield of 0.10% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 0.19% (Fiduciary Shares)**, and HighMark Diversified Money Market Fund produced a seven-day effective yield of 0.47% (Fiduciary Shares)**.

FACTORS AFFECTING PERFORMANCE

Money market funds benefited from substantial liquidity support during the fiscal period, as various government programs helped companies access capital, which improved trading flows. Short-term interest rates were lowered by the Federal Reserve to near zero in the final months of 2008, lowering inter-bank lending levels in the process.

Consumer confidence improved as the broader financial markets recovered in the first half of 2009, and investors paid attention to signs of economic recovery. FreddieMac, AIG and several major financial institutions posted positive earnings results for the second quarter of 2009.

Somewhat surprisingly, demand for U.S. Treasury bills or Treasury-only money market funds did not decrease, as would be expected in a stabilizing economic environment. HighMark 100% U.S. Treasury Money Market Fund struggled to balance yield against appropriately structured liquidity to mitigate portfolio risk if rates were to unexpectedly rise. This led the fund to take advantage of special issue cash management bills, which often came at prices modestly cheaper than the general marketplace.

HighMark Treasury Plus Money Market Fund launched on August 14, 2008. Initially, the Fund held large concentrations in overnight repurchase agreements. The Fund extended maturities in February 2009 using cash management bills to add yield. Thereafter, as securities matured, the Fund allowed the average life of the portfolio to decline, as overnight repurchase agreements again became a more attractive yield option.

HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund purchased a limited number of FDIC guaranteed issues that came to market in fall 2008. These longer term issues represented a limited opportunity as spreads declined dramatically after the first month of issuance. The addition of the longer term issues enhanced yield in both portfolios and acted as a barbell to the repurchase agreement positions held in the Funds.

HighMark Diversified Money Market Fund employed a strategy of careful credit review and security selection while attempting to provide adequate daily liquidity.

 * An investment in HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government other than the protection offered through participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program. See Note 11 to the accompanying financial statements. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of July 31, 2009, are as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS S   FIDUCIARY
                                       SHARES    SHARES    SHARES    SHARES      SHARES
----------------------------------------------------------------------------------------
Diversified Money Market Fund           0.22%      n/a       n/a      0.06%      0.47%
Treasury Plus Money Market Fund         0.05%      n/a       n/a      0.00%      0.10%
U.S. Government Money Market Fund       0.17%     0.18%     0.17%     0.15%      0.19%
100% U.S. Treasury Money Market Fund    0.02%      n/a       n/a      0.02%      0.02%

The above yields reflect voluntary waivers in place; without such waivers, yields would be lower.

                                  FUND SECTORS

                                DIVERSIFIED MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
COMMERCIAL PAPER                                                         49.5%

CERTIFICATES OF DEPOSIT                                                  36.9

CORPORATE OBLIGATIONS                                                     7.1

TIME DEPOSIT                                                              3.5

U.S. GOVERNMENT AGENCY OBLIGATIONS                                        2.1

REPURCHASE AGREEMENTS                                                     0.8

VARIABLE RATE DEMAND NOTE                                                 0.1

                               TREASURY PLUS MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    82.4%

U.S. TREASURY BILLS                                                      13.0

U.S. GOVERNMENT AGENCY OBLIGATIONS                                        4.6

                              U.S. GOVERNMENT MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
U.S. GOVERNMENT AGENCY OBLIGATIONS                                       49.3%

REPURCHASE AGREEMENTS                                                    34.0

VARIABLE RATE DEMAND NOTES                                               16.7

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                      100.0%

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,185.70      0.97%      $ 5.26
Class A Shares ................    1,000.00    1,184.90      1.22%        6.61
Class B Shares ................    1,000.00    1,180.00      1.82%        9.84
Class C Shares ................    1,000.00    1,180.70      1.82%        9.84

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.98      0.97%      $ 4.86
Class A Shares ................    1,000.00    1,018.74      1.22%        6.11
Class B Shares ................    1,000.00    1,015.77      1.82%        9.10
Class C Shares ................    1,000.00    1,015.77      1.82%        9.10
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,207.10      1.03%      $ 5.64
Class A Shares ................    1,000.00    1,204.60      1.40%        7.65
Class C Shares ................    1,000.00    1,200.00      2.02%       11.02
Class M Shares ................    1,000.00    1,207.10      1.02%        5.58

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.69      1.03%      $ 5.16
Class A Shares ................    1,000.00    1,017.85      1.40%        7.00
Class C Shares ................    1,000.00    1,014.78      2.02%       10.09
Class M Shares ................    1,000.00    1,019.74      1.02%        5.11

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT    EXPENSE      DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,224.20      0.92%      $ 5.07
Class A Shares ................    1,000.00    1,223.10      1.20%        6.61
Class B Shares ................    1,000.00    1,219.50      1.80%        9.91
Class C Shares ................    1,000.00    1,218.00      1.80%        9.90

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.23      0.92%      $ 4.61
Class A Shares ................    1,000.00    1,018.84      1.20%        6.01
Class B Shares ................    1,000.00    1,015.87      1.80%        9.00
Class C Shares ................    1,000.00    1,015.87      1.80%        9.00
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,377.10      1.00%      $ 5.89
Class A Shares ................    1,000.00    1,374.80      1.40%        8.24
Class C Shares ................    1,000.00    1,369.50      2.00%       11.75
Class M Shares ................    1,000.00    1,376.50      1.00%        5.89

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.84      1.00%      $ 5.01
Class A Shares ................    1,000.00    1,017.85      1.40%        7.00
Class C Shares ................    1,000.00    1,014.88      2.00%        9.99
Class M Shares ................    1,000.00    1,019.84      1.00%        5.01

--------------------------------------------------------------------------------
52                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT     EXPENSE     DURING
                                   2/1/09      7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ** ...........   $1,000.00   $1,011.60      0.90%      $ 0.12
Class A Shares ................    1,000.00    1,157.70      1.15%        6.15
Class B Shares ................    1,000.00    1,155.50      1.87%        9.99
Class C Shares ................    1,000.00    1,155.00      1.87%        9.99

HYPOTHETICAL
Fiduciary Shares ** ...........   $1,000.00   $1,000.55      0.90%      $ 0.12
Class A Shares ................    1,000.00    1,019.09      1.15%        5.76
Class B Shares ................    1,000.00    1,015.52      1.87%        9.35
Class C Shares ................    1,000.00    1,015.52      1.87%        9.35
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,236.10      0.82%      $ 4.55
Class A Shares ................    1,000.00    1,232.90      1.22%        6.75
Class C Shares ................    1,000.00    1,225.50      1.82%       10.04

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.73      0.82%      $ 4.11
Class A Shares ................    1,000.00    1,018.74      1.22%        6.11
Class C Shares ................    1,000.00    1,015.77      1.82%        9.10
--------------------------------------------------------------------------------
GENEVA GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares *** ..........   $1,000.00   $1,068.90      1.13%      $ 1.06
Class A Shares ................    1,000.00    1,261.80      1.70%        9.53
Class B Shares ................    1,000.00    1,256.30      1.70%        9.51
Class C Shares ................    1,000.00    1,257.00      1.22%        6.83

HYPOTHETICAL
Fiduciary Shares *** ..........   $1,000.00   $1,003.12      1.13%      $ 1.02
Class A Shares ................    1,000.00    1,016.36      1.70%        8.50
Class B Shares ................    1,000.00    1,016.36      1.70%        8.50
Class C Shares ................    1,000.00    1,018.74      1.22%        6.11
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND ****
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,035.00      1.37%      $ 1.79
Class A Shares ................    1,000.00    1,035.00      1.62%        2.12
Class C Shares ................    1,000.00    1,034.50      2.22%        2.91

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,004.67      1.37%      $ 1.77
Class A Shares ................    1,000.00    1,004.35      1.62%        2.09
Class C Shares ................    1,000.00    1,003.58      2.22%        2.86
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,295.90      1.39%      $ 7.91
Class A Shares ................    1,000.00    1,294.40      1.57%        8.93
Class C Shares ................    1,000.00    1,287.60      2.27%       12.88
Class M Shares ................    1,000.00    1,295.90      1.27%        7.23

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,017.90      1.39%      $ 6.95
Class A Shares ................    1,000.00    1,017.01      1.57%        7.85
Class C Shares ................    1,000.00    1,013.54      2.27%       11.33
Class M Shares ................    1,000.00    1,018.50      1.27%        6.36

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,237.40      0.93%      $ 5.16
Class A Shares ................    1,000.00    1,234.50      1.21%        6.70
Class B Shares ................    1,000.00    1,232.10      1.81%       10.02
Class C Shares ................    1,000.00    1,230.40      1.81%       10.01

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.18      0.93%      $ 4.66
Class A Shares ................    1,000.00    1,018.79      1.21%        6.06
Class B Shares ................    1,000.00    1,015.82      1.81%        9.05
Class C Shares ................    1,000.00    1,015.82      1.81%        9.05
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,143.00      0.94%      $ 4.99
Class A Shares ................    1,000.00    1,141.20      1.20%        6.37
Class B Shares ................    1,000.00    1,138.10      1.80%        9.54
Class C Shares ................    1,000.00    1,137.20      1.80%        9.54

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.13      0.94%      $ 4.71
Class A Shares ................    1,000.00    1,018.84      1.20%        6.01
Class B Shares ................    1,000.00    1,015.87      1.80%        9.00
Class C Shares ................    1,000.00    1,015.87      1.80%        9.00
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ***** ........   $1,000.00   $1,000.90      0.83%      $ 0.18
Class A Shares ................    1,000.00    1,283.30      1.47%        8.32
Class B Shares ................    1,000.00    1,278.10      1.99%       11.24
Class C Shares ................    1,000.00    1,278.10      1.99%       11.24

HYPOTHETICAL
Fiduciary Shares ***** ........   $1,000.00   $1,000.85      0.83%      $ 0.18
Class A Shares ................    1,000.00    1,017.50      1.47%        7.35
Class B Shares ................    1,000.00    1,014.93      1.99%        9.94
Class C Shares ................    1,000.00    1,014.93      1.99%        9.94
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,211.90      1.27%      $ 6.97
Class A Shares ................    1,000.00    1,210.30      1.57%        8.60
Class C Shares ................    1,000.00    1,206.20      2.17%       11.87

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,018.50      1.27%      $ 6.36
Class A Shares ................    1,000.00    1,017.01      1.57%        7.85
Class C Shares ................    1,000.00    1,014.03      2.17%       10.84

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                           53
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT    EXPENSE      DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,394.10      1.25%      $ 7.42
Class A Shares ................    1,000.00    1,392.80      1.51%        8.96
Class B Shares ................    1,000.00    1,388.20      2.11%       12.49
Class C Shares ................    1,000.00    1,387.50      2.11%       12.49

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,018.60      1.25%      $ 6.26
Class A Shares ................    1,000.00    1,017.31      1.51%        7.55
Class B Shares ................    1,000.00    1,014.33      2.11%       10.54
Class C Shares ................    1,000.00    1,014.33      2.11%       10.54
--------------------------------------------------------------------------------
VALUE MOMENTUM
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,207.10      0.96%      $ 5.25
Class A Shares ................    1,000.00    1,206.20      1.21%        6.62
Class B Shares ................    1,000.00    1,202.30      1.81%        9.88
Class C Shares ................    1,000.00    1,202.20      1.81%        9.88

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.03      0.96%      $ 4.81
Class A Shares ................    1,000.00    1,018.79      1.21%        6.06
Class B Shares ................    1,000.00    1,015.82      1.81%        9.05
Class C Shares ................    1,000.00    1,015.82      1.81%        9.05
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,229.70      0.33%      $ 1.82
Class A Shares ................    1,000.00    1,228.40      0.58%        3.20
Class C Shares ................    1,000.00    1,224.40      1.27%        7.00

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.16      0.33%      $ 1.66
Class A Shares ................    1,000.00    1,021.92      0.58%        2.91
Class C Shares ................    1,000.00    1,018.50      1.27%        6.36
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,242.70      0.34%      $ 1.89
Class A Shares ................    1,000.00    1,242.70      0.58%        3.23
Class C Shares ................    1,000.00    1,237.90      1.29%        7.16

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.11      0.34%      $ 1.71
Class A Shares ................    1,000.00    1,021.92      0.58%        2.91
Class C Shares ................    1,000.00    1,018.40      1.29%        6.46
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,193.60      0.33%      $ 1.79
Class A Shares ................    1,000.00    1,192.00      0.58%        3.15
Class C Shares ................    1,000.00    1,188.30      1.28%        6.95

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.16      0.33%      $ 1.66
Class A Shares ................    1,000.00    1,021.92      0.58%        2.91
Class C Shares ................    1,000.00    1,018.45      1.28%        6.41
--------------------------------------------------------------------------------

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,136.10      0.35%       $1.85
Class A Shares ................    1,000.00    1,134.70      0.60%        3.18
Class C Shares ................    1,000.00    1,130.60      1.30%        6.87

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.06      0.35%       $1.76
Class A Shares ................    1,000.00    1,021.82      0.60%        3.01
Class C Shares ................    1,000.00    1,018.35      1.30%        6.51
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,069.50      0.77%       $3.95
Class A Shares ................    1,000.00    1,068.20      1.02%        5.23
Class B Shares ................    1,000.00    1,063.80      1.70%        8.70
Class C Shares ................    1,000.00    1,065.60      1.45%        7.43

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.98      0.77%       $3.86
Class A Shares ................    1,000.00    1,019.74      1.02%        5.11
Class B Shares ................    1,000.00    1,016.36      1.70%        8.50
Class C Shares ................    1,000.00    1,017.60      1.45%        7.25
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,013.40      0.52%       $2.60
Class A Shares ................    1,000.00    1,012.20      0.77%        3.84
Class B Shares ................    1,000.00    1,009.60      1.47%        7.32
Class C Shares ................    1,000.00    1,010.10      1.22%        6.08

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.22      0.52%       $2.61
Class A Shares ................    1,000.00    1,020.98      0.77%        3.86
Class B Shares ................    1,000.00    1,017.50      1.47%        7.35
Class C Shares ................    1,000.00    1,018.74      1.22%        6.11
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,010.50      0.44%       $2.19
Class A Shares ................    1,000.00    1,009.30      0.69%        3.44

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.61      0.44%       $2.21
Class A Shares ................    1,000.00    1,021.37      0.69%        3.46
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,037.70      0.66%       $3.33
Class A Shares ................    1,000.00    1,035.50      0.93%        4.69
Class C Shares ................    1,000.00    1,033.90      1.38%        6.96

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,021.52      0.66%       $3.31
Class A Shares ................    1,000.00    1,020.18      0.93%        4.66
Class C Shares ................    1,000.00    1,017.95      1.38%        6.90
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
54                               1.800.433.6884
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

                               [GRAPHIC OMITTED]

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ................   $1,000.00   $1,025.80      0.08%       $0.40
Class B Shares ................    1,000.00    1,022.10      0.28%        1.40
Class C Shares ................    1,000.00    1,022.50      0.08%        0.40

HYPOTHETICAL
Class A Shares ................   $1,000.00   $1,024.40      0.08%       $0.40
Class B Shares ................    1,000.00    1,023.41      0.28%        1.40
Class C Shares ................    1,000.00    1,024.40      0.08%        0.40
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,002.10      0.54%       $2.68
Class A Shares ................    1,000.00    1,001.10      0.79%        3.92
Class S Shares ................    1,000.00    1,000.40      0.97%        4.81

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.12      0.54%       $2.71
Class A Shares ................    1,000.00    1,020.88      0.79%        3.96
Class S Shares ................    1,000.00    1,019.98      0.97%        4.86
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,004.10      0.58%       $2.88
Class A Shares ................    1,000.00    1,002.80      0.83%        4.12
Class S Shares ................    1,000.00    1,001.60      1.08%        5.36

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,021.92      0.58%       $2.91
Class A Shares ................    1,000.00    1,020.68      0.83%        4.16
Class S Shares ................    1,000.00    1,019.44      1.08%        5.41
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,000.80      0.15%       $0.74
Class A Shares ................    1,000.00    1,000.30      0.30%        1.49
Class S Shares ................    1,000.00    1,000.00      0.15%        0.74

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,024.05      0.15%       $0.75
Class A Shares ................    1,000.00    1,023.31      0.30%        1.51
Class S Shares ................    1,000.00    1,024.05      0.15%        0.75
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,001.20      0.49%       $2.43
Class A Shares ................    1,000.00    1,000.80      0.67%        3.32
Class B Shares ................    1,000.00    1,000.80      0.94%        4.66
Class C Shares ................    1,000.00    1,000.80      0.82%        4.07
Class S Shares ................    1,000.00    1,000.80      0.78%        3.87

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.36      0.49%       $2.46
Class A Shares ................    1,000.00    1,021.47      0.67%        3.36
Class B Shares ................    1,000.00    1,020.13      0.94%        4.71
Class C Shares ................    1,000.00    1,020.73      0.82%        4.11
Class S Shares ................    1,000.00    1,020.93      0.78%        3.91
--------------------------------------------------------------------------------

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT   VALUE AT     EXPENSE      DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,000.10      0.36%       $1.79
Class A Shares ................    1,000.00    1,000.10      0.42%        2.08
Class S Shares ................    1,000.00    1,000.10      0.52%        2.58

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.01      0.36%       $1.81
Class A Shares ................    1,000.00    1,022.71      0.42%        2.11
Class S Shares ................    1,000.00    1,022.22      0.52%        2.61

----------------------------------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

** The Equity Income Fund's Fiduciary Shares commenced operations on July 24, 2009. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 5/365 (to reflect the period since the Class commenced operations).

*** The Geneva Growth Fund's Fiduciary Shares commenced operations on June 26, 2009. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 33/365 (to reflect the period since the Class commenced operations).

**** The Geneva Small Cap Growth Fund commenced operations on June 12, 2009. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 47/365 (to reflect the period since the Class commenced operations).

***** The NYSE Arca Tech 100 Index Fund's Fiduciary Shares commenced operations on July 23, 2009. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 8/365 (to reflect the period since the Class commenced operations).

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            55
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 66.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.2%
      Kohl's *                                              5,127   $    248,916
      Lowe's                                                7,040        158,118
      NIKE, Cl B                                            2,240        126,874
      Nordstrom                                             3,290         86,988
      Staples                                              13,090        275,152
      Starwood Hotels & Resorts Worldwide                   3,070         72,483
      Tiffany & Co.                                         2,370         70,697
      Yum! Brands                                           3,340        118,436
                                                                    ------------
                                                                       1,157,664
                                                                    ------------
   CONSUMER STAPLES - 7.0%
      Cadbury PLC, SP ADR                                   2,680        105,940
      CVS Caremark                                         13,595        455,161
      Kellogg                                               2,135        101,412
      Kroger                                                4,585         98,027
      Philip Morris International                           6,620        308,492
      Procter & Gamble                                      3,025        167,918
      Wal-Mart Stores                                       6,515        324,968
                                                                    ------------
                                                                       1,561,918
                                                                    ------------
   ENERGY - 10.7%
      BG Group PLC, SP ADR                                  2,710        227,423
      Cameron International *                               5,305        165,675
      EOG Resources                                         1,610        119,188
      Exxon Mobil                                           4,418        310,983
      Occidental Petroleum                                  5,350        381,669
      Schlumberger                                          3,610        193,135
      Suncor Energy                                        12,780        415,094
      Tenaris, ADR                                          3,820        115,822
      Ultra Petroleum *                                     3,760        165,891
      XTO Energy                                            6,945        279,397
                                                                    ------------
                                                                       2,374,277
                                                                    ------------
   FINANCIALS - 7.1%
      American Express                                      4,200        118,986
      Goldman Sachs Group                                   2,335        381,305
      Hanover Insurance Group                               7,680        301,901
      Invesco                                               6,110        120,672
      JPMorgan Chase                                        8,210        317,316
      Wells Fargo                                          14,060        343,908
                                                                    ------------
                                                                       1,584,088
                                                                    ------------
   HEALTH CARE - 8.6%
      Abbott Laboratories                                   4,565        205,379
      Baxter International                                  3,070        173,056
      Genzyme *                                             2,690        139,584

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Hospira *                                             5,695   $    218,859
      Johnson & Johnson                                     4,695        285,879
      Laboratory Corporation of America
         Holdings *                                         1,150         77,268
      Merck                                                 6,720        201,667
      Thermo Fisher Scientific *                            4,210        190,629
      Wyeth                                                 6,510        303,040
      Zimmer Holdings *                                     2,210        102,986
                                                                    ------------
                                                                       1,898,347
                                                                    ------------
   INDUSTRIAL - 7.1%
      3M                                                    2,450        172,774
      Danaher                                               9,410        576,268
      Deere                                                 3,335        145,873
      Donaldson                                             4,600        174,846
      Emerson Electric                                      6,760        245,929
      General Electric                                      6,250         83,750
      Rockwell Collins                                      4,350        183,570
                                                                    ------------
                                                                       1,583,010
                                                                    ------------
   INFORMATION TECHNOLOGY - 13.3%
      Accenture, Cl A                                       2,400         84,168
      Apple *                                               1,110        181,363
      Applied Materials                                     9,580        132,204
      Cisco Systems *                                      20,465        450,435
      Citrix Systems *                                      7,885        280,706
      EMC *                                                 5,650         85,089
      Google, Cl A *                                          840        372,162
      Intel                                                17,975        346,019
      Linear Technology                                     6,075        163,235
      Microsoft                                             8,880        208,858
      Oracle                                               17,970        397,676
      QUALCOMM                                              3,930        181,605
      Riverbed Technology *                                 2,890         57,829
                                                                    ------------
                                                                       2,941,349
                                                                    ------------
   MATERIALS - 4.6%
      Ecolab                                                5,510        228,720
      Praxair                                               7,150        558,987
      Weyerhaeuser                                          6,690        234,418
                                                                    ------------
                                                                       1,022,125
                                                                    ------------
   UTILITIES - 2.9%
      Cleco                                                 5,975        141,548
      Exelon                                                2,365        120,284
      ITC Holdings                                          1,795         85,621

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
56                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares/Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Questar                                               6,570   $    217,270
      Wisconsin Energy                                      1,575         67,678
                                                                    ------------
                                                                         632,401
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $12,943,711)                                           14,755,179
                                                                    ------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 13.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.9%
      Comcast
         5.700%, 07/01/19                            $    150,000        159,915
      Staples
         9.750%, 01/15/14                                  50,000         58,576
      Time Warner Entertainment
         8.375%, 03/15/23                                 175,000        204,013
                                                                    ------------
                                                                         422,504
                                                                    ------------
   CONSUMER STAPLES - 1.4%
      General Mills
         5.700%, 02/15/17                                 100,000        107,980
      Kroger
         5.500%, 02/01/13                                  90,000         94,535
      Safeway
         7.500%, 09/15/09                                 100,000        100,564
                                                                    ------------
                                                                         303,079
                                                                    ------------
   ENERGY - 1.6%
      Energy Transfer Partners
         9.700%, 03/15/19                                 100,000        125,376
      Colorado Interstate Gas
         6.800%, 11/15/15                                 112,000        119,880
      ConocoPhillips
         5.750%, 02/01/19                                 100,000        109,567
                                                                    ------------
                                                                         354,823
                                                                    ------------
   FINANCIALS - 3.3%
      Bank of America, MTN
         5.650%, 05/01/18                                 100,000         95,381
      GE Global Insurance
         7.750%, 06/15/30                                 200,000        168,971
      JPMorgan Chase
         3.125%, 12/01/11                                 100,000        103,482
      JPMorgan Chase Bank
         6.000%, 10/01/17                                 125,000        129,884
      Lehman Brothers Holdings, MTN (A)
         5.625%, 01/24/13                                 125,000         21,875
      Morgan Stanley
         6.750%, 04/15/11                                 200,000        211,548
                                                                    ------------
                                                                         731,141
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 1.1%
      HCA
         7.875%, 02/01/11                            $     40,000   $     40,000
      UnitedHealth Group
         5.250%, 03/15/11                                 150,000        155,121
      Wellpoint
         6.000%, 02/15/14                                  58,000         60,299
                                                                    ------------
                                                                         255,420
                                                                    ------------
   INDUSTRIAL - 0.7%
      General Electric
         5.000%, 02/01/13                                 150,000        157,740
                                                                    ------------
   INFORMATION TECHNOLOGY - 1.0%
      Hewlett-Packard
         4.750%, 06/02/14                                 100,000        106,829
      International Business Machines
         6.500%, 01/15/28                                 100,000        110,386
                                                                    ------------
                                                                         217,215
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.6%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                  75,000         78,313
      New England Telephone & Telegraph
         7.875%, 11/15/29                                  50,000         54,590
                                                                    ------------
                                                                         132,903
                                                                    ------------
   UTILITIES - 1.9%
      Duke Energy
         6.300%, 02/01/14                                 100,000        109,972
      MidAmerican Energy Holdings
         5.750%, 04/01/18                                 100,000        106,650
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                 200,000        209,287
                                                                    ------------
                                                                         425,909
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,079,369)                                             3,000,734
                                                                    ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS - 8.6%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                                  81,748         87,225
         5.000%, 10/01/20                                  36,010         37,657
         4.500%, 03/01/18                                  32,360         33,403
         4.500%, 05/01/19                                  45,240         47,041
      FNMA
         8.000%, 05/01/25                                  17,901         20,215
         7.000%, 07/01/26                                  16,585         18,269
         7.000%, 12/01/27                                  18,958         20,874

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA - (continued)
         6.500%, 05/01/14                            $     41,682   $     44,638
         6.500%, 01/01/28                                  21,019         22,768
         6.500%, 05/01/29                                  11,364         12,289
         6.000%, 02/01/17                                  86,576         92,458
         6.000%, 03/01/28                                  19,381         20,553
         6.000%, 05/01/28                                  22,594         23,961
         6.000%, 05/01/38                                 159,959        167,935
         5.500%, 12/01/17                                  87,766         92,851
         5.500%, 11/01/33                                 180,013        187,357
         5.000%, 12/01/17                                  27,560         28,984
         5.000%, 04/01/18                                 165,408        173,930
         5.000%, 11/01/18                                  12,647         13,298
         4.500%, 02/01/19                                 108,684        113,486
         4.500%, 05/01/19                                 267,821        279,066
         4.500%, 06/01/19                                  36,232         37,753
         4.000%, 09/01/18                                  25,594         26,405
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                 110,568        112,318
      GNMA
         7.000%, 02/15/26                                  20,764         22,781
         7.000%, 10/15/27                                  21,926         24,067
         7.000%, 03/15/29                                  27,417         30,158
         6.500%, 05/15/28                                  18,218         19,736
         6.500%, 01/15/29                                  32,288         34,958
         6.000%, 04/15/29                                  59,817         63,447
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,815,694)                                             1,909,881
                                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.2%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 159,408        159,010
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (B)
         5.014%, 02/15/38                                 150,000        136,222
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                 260,629        142,817
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 107,237        108,964
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                                 240,883        168,129
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $902,339)                                                 715,142
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Par/Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - 0.6%
--------------------------------------------------------------------------------
      TXU Electric Delivery
         Transition Bond, Ser 2004-1, Cl A3
         5.290%, 05/15/18                            $    120,000   $    126,791
                                                                    ------------
      TOTAL ASSET-BACKED SECURITY
         (Cost $117,395)                                                 126,791
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                      9,290        120,863
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $89,520)                                                  120,863
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 7.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09, matures on
         08/03/09, repurchase price $1,567,004
         (collateralized by a U.S. Treasury Bill
         obligation, par value $1,600,000,
         0.170%, 10/01/2009, total market
         value $1,599,540)                           $  1,566,979      1,566,979
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,566,979)                                             1,566,979
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $20,515,007)                                              22,195,569
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (3,921)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 22,191,648
                                                                    ============
--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $21,875, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
58                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BALANCED FUND (CONCLUDED)

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/09        PRICE          INPUTS        INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock *                                          $ 14,755,179   $ 14,755,179   $         --   $         --
   U.S. Government Agency Mortgage-Backed Obligations         1,909,881             --      1,909,881             --
   Corporate Obligations                                      3,000,734             --      3,000,734             --
   Mortgage-Backed Securities                                   715,142             --        715,142             --
   Asset-Backed Security                                        126,791             --        126,791             --
   Registered Investment Company                                120,863        120,863             --             --
   Repurchase Agreement                                       1,566,979             --      1,566,979             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 22,195,569   $ 14,876,042   $  7,319,527   $         --
                                                           ============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2009:

                                                              TOTAL       INVESTMENTS IN
                                                            FAIR VALUE      SECURITIES
                                                           ------------   --------------
Asset-Backed Security
   Value, beginning of period                              $    249,570   $      249,570
   Net purchases (sales)                                        (25,308)         (25,308)
   Accrued discounts (premiums)                                     690              690
   Total realized and unrealized gains (losses)                 (82,135)         (82,135)
   Transfers in and/or out of Level 3                          (142,817)        (142,817)
                                                           ------------   --------------
   Value, end of period                                    $         --   $           --
                                                           ============   ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            59
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.3%
      Ascent Media *                                        3,600   $     99,792
      Bob Evans Farms                                       6,700        194,434
      Brinker International                                10,500        174,720
      Carter's *                                           14,400        408,096
      Cato, Cl A                                           33,400        663,992
      Charlotte Russe Holding *                            18,000        270,180
      Cinemark Holdings                                    17,900        198,511
      CKX *                                                36,700        264,240
      Core-Mark Holding *                                  13,000        349,180
      Dorman Products *                                    10,800        176,796
      Dress Barn *                                         33,400        520,706
      Foot Locker                                          16,000        177,280
      Hawk, Cl A *                                         23,400        333,450
      Interactive Data                                      8,700        197,925
      Interval Leisure Group *                             15,300        161,415
      Jo-Ann Stores *                                       8,400        195,720
      Lacrosse Footwear                                    15,200        163,400
      Marcus                                               16,900        213,616
      McCormick & Schmick's
         Seafood Restaurants *                             31,800        246,132
      MTR Gaming Group *                                   79,000        290,720
      National Presto Industries                            6,000        482,160
      Office Depot *                                      116,200        528,710
      Phillips-Van Heusen                                  13,900        491,782
      RadioShack                                           34,700        538,197
      RG Barry                                             35,600        254,184
      Russ Berrie and Company *                            40,700        213,268
      Spartan Motors                                       22,500        157,500
      Stage Stores                                         22,000        274,560
      Steiner Leisure *                                    10,700        339,297
      Steven Madden *                                       8,200        262,892
      Stoneridge *                                         65,100        289,044
      Ticketmaster Entertainment *                         23,200        187,920
      Warnaco Group *                                      11,700        425,061
      WMS Industries *                                      3,900        141,024
      Wolverine World Wide                                  8,100        195,210
                                                                    ------------
                                                                      10,081,114
                                                                    ------------
   CONSUMER STAPLES - 5.2%
      Casey's General Stores                               13,400        367,562
      Darling International *                              19,200        135,552
      Del Monte Foods                                      19,000        183,540
      J & J Snack Foods                                    15,200        658,768
      Lancaster Colony                                     12,200        555,588
      National Beverage *                                  26,100        278,487
      Nu Skin Enterprises, Cl A                            23,900        430,439
      Pantry *                                             15,800        277,290

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CONSUMER STAPLES - (CONTINUED)
      Pricesmart                                           10,300   $    167,993
      Schiff Nutrition International *                     28,500        161,595
      Village Super Market                                  6,600        192,258
      Weis Markets                                          7,500        248,025
                                                                    ------------
                                                                       3,657,097
                                                                    ------------
   ENERGY - 5.1%
      Dawson Geophysical *                                  6,400        194,624
      Dresser-Rand Group *                                 16,800        489,048
      ENGlobal *                                           33,700        163,445
      Geokinetics *                                        14,100        205,014
      Knightsbridge Tankers                                16,500        259,545
      Lufkin Industries                                     8,000        363,200
      Magellan Petroleum *                                211,066        211,066
      Newpark Resources *                                  55,100        144,913
      Oil States International *                           22,100        599,352
      OMNI Energy Services *                              148,300        304,015
      T-3 Energy Services *                                11,300        153,115
      Teekay Tankers, Cl A                                 15,600        151,008
      TGC Industries *                                     79,905        364,367
                                                                    ------------
                                                                       3,602,712
                                                                    ------------
   FINANCIALS - 21.5%
      1st Source                                           18,600        307,086
      Advance America Cash Advance Centers                 49,990        275,945
      American Financial Group                             12,000        292,680
      American Physicians Capital                           3,900        173,511
      American Physicians Service Group                    26,200        586,094
      Amerisafe *                                          32,900        547,127
      Cash America International                           28,600        764,478
      City Holding                                          9,400        302,868
      CNA Surety *                                         35,100        551,772
      Community Trust Bancorp                              13,100        355,665
      EMC Insurance Group                                   7,800        188,682
      Encore Capital Group *                               28,200        348,552
      Endurance Specialty Holdings                         10,400        347,048
      Entertainment Properties Trust REIT                   6,200        169,322
      Financial Institutions                               11,600        171,216
      First Financial                                      16,600        539,334
      Harleysville Group                                   14,000        434,280
      Liberty Property Trust REIT                           7,900        219,383
      LTC Properties REIT                                  23,800        581,196
      MarketAxess Holdings *                               26,900        281,374
      Meadowbrook Insurance Group                          30,700        242,837
      Mercer Insurance Group                               18,600        339,450
      MFA Financial REIT                                   19,700        145,780
      National Health Investors REIT                       20,000        622,800

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
60                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      OceanFirst Financial                                 15,300   $    186,201
      Ocwen Financial *                                    35,100        500,175
      Omega Healthcare Investors REIT                      14,200        237,282
      Penson Worldwide *                                   17,800        207,726
      Platinum Underwriters Holdings                       18,600        627,750
      PMC Commercial Trust REIT                            28,300        184,516
      ProAssurance *                                        6,000        304,680
      PS Business Parks REIT                               13,600        703,256
      Renasant                                             12,800        190,592
      Republic Bancorp, Cl A                                7,500        180,825
      Safety Insurance Group                                9,100        293,566
      Simmons First National, Cl A                         11,400        341,772
      Southside Bancshares                                 30,450        689,388
      Teche Holding                                         7,300        250,025
      Tompkins Financial                                   11,400        507,072
      TowneBank                                             9,200        121,992
      Trustmark                                             8,500        169,150
      Urstadt Biddle Properties, Cl A REIT                 14,300        220,077
      Validus Holdings                                     11,200        254,240
      Washington Real Estate
         Investment Trust REIT                              5,900        150,981
                                                                    ------------
                                                                      15,109,746
                                                                    ------------
   HEALTH CARE - 6.7%
      Allied Healthcare International *                   154,500        384,705
      Continucare *                                       144,200        421,064
      Coventry Health Care *                               33,000        759,000
      Gen-Probe *                                          11,000        408,320
      Hanger Orthopedic Group *                            12,200        167,384
      HealthTronics *                                     117,500        252,625
      Hi-Tech Pharmacal *                                  26,300        411,595
      Magellan Health Services *                            5,900        190,924
      Mediware Information Systems *                       34,700        183,910
      MEDNAX *                                              4,100        190,035
      RehabCare Group *                                    13,500        324,810
      Res-Care *                                           17,600        274,912
      Watson Pharmaceuticals *                             10,900        378,557
      Young Innovations                                    13,300        336,756
                                                                    ------------
                                                                       4,684,597
                                                                    ------------
   INDUSTRIAL - 16.7%
      Altra Holdings *                                     22,400        196,896
      Ampco-Pittsburgh                                     10,200        231,846
      Beacon Roofing Supply *                              12,300        206,271
      Chart Industries *                                   21,400        412,164
      CIRCOR International                                 15,500        357,430
      Comfort Systems USA                                  18,900        222,642
      Crane                                                29,000        615,380
      Diana Shipping                                       10,100        143,824

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Ducommun                                              8,700   $    150,336
      DynCorp International, Cl A *                        30,700        623,517
      Ecology and Environment, Cl A                        23,800        357,000
      EnerSys *                                            10,500        207,795
      Ennis                                                39,800        586,254
      Equifax                                               7,300        190,165
      Federal Signal                                       57,500        509,450
      Flowserve                                             4,900        395,773
      Gardner Denver *                                      6,600        192,654
      GP Strategies *                                      45,300        314,382
      Hub Group *                                          10,300        221,347
      Hubbell, Cl B                                        16,100        600,852
      International Shipholding                             9,700        281,397
      Intersections *                                      24,500        117,600
      Kforce *                                             35,000        340,900
      Lawson Products                                      12,800        215,040
      Manpower                                              4,300        206,185
      Marten Transport *                                   21,700        382,788
      Mueller Industries                                   16,700        396,792
      North American Galvanizing & Coatings *              35,900        179,500
      Saia *                                               13,900        251,034
      Shaw Group *                                          7,000        206,080
      SIFCO Industries *                                   29,000        298,700
      SkyWest                                              12,200        154,696
      SPX                                                  10,200        538,764
      Sykes Enterprises *                                  23,900        475,610
      Thomas & Betts *                                      5,900        157,176
      Timken                                               19,500        397,410
      Tredegar                                             15,700        229,848
      Watson Wyatt Worldwide                                4,800        179,232
                                                                    ------------
                                                                      11,744,730
                                                                    ------------
   INFORMATION TECHNOLOGY - 15.0%
      Analysts International *                            159,900        143,910
      Atmel *                                              45,100        188,067
      Brightpoint *                                        35,000        207,900
      CalAmp *                                            184,000        334,880
      CGI Group *                                          56,200        572,678
      Cirrus Logic *                                       36,800        197,984
      Communications Systems                               25,100        299,945
      Computer Task Group *                                55,000        357,500
      DDi *                                                58,400        280,320
      Diebold                                               5,600        155,232
      Dynamics Research *                                  21,500        264,880
      GSI Technology *                                     80,100        317,196
      GTSI *                                               44,300        281,748
      iGATE                                                29,200        211,700
      Ingram Micro, Cl A *                                 35,100        590,382

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Insight Enterprises *                                37,600   $    387,280
      INX *                                                38,400        220,800
      Lattice Semiconductor *                              92,600        204,646
      Lionbridge Technologies *                            94,800        208,560
      ManTech International, Cl A *                         3,600        191,880
      Microtune *                                          77,800        160,268
      Multi-Fineline Electronix *                          16,500        376,035
      NU Horizons Electronics *                            49,800        196,710
      OSI Systems *                                        20,000        396,200
      PC Connection *                                      56,400        323,736
      PC Mall *                                            23,700        205,953
      Pervasive Software *                                 37,600        200,032
      Photronics *                                         47,500        242,725
      Richardson Electronics                               56,500        210,180
      Rimage *                                             14,600        243,382
      S1 *                                                 63,600        450,924
      Semtech *                                            17,900        329,360
      Silicon Laboratories *                                7,600        325,508
      TeleTech Holdings *                                  23,800        397,936
      Telular *                                            92,500        242,350
      Tessco Technologies *                                23,900        360,412
      White Electronic Designs *                           52,300        239,011
                                                                    ------------
                                                                      10,518,210
                                                                    ------------
   MATERIALS - 6.9%
      Airgas                                                7,000        312,060
      FMC                                                   4,100        199,424
      Friedman Industries                                  52,100        287,071
      Glatfelter                                           39,200        405,720
      Innophos Holdings                                     9,400        176,532
      Innospec                                             18,800        224,472
      Lubrizol                                              9,300        538,749
      OM Group *                                            8,400        282,744
      Quaker Chemical                                      18,100        325,800
      RPM International                                    18,100        288,876
      Schulman A                                           13,100        279,161
      Sonoco Products                                      27,500        728,200
      Stepan                                                8,000        358,240
      Synalloy                                             15,800        137,460
      Valspar                                              11,300        286,116
                                                                    ------------
                                                                       4,830,625
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.0%
      D&E Communications                                   18,200        192,920
      Premiere Global Services *                           15,400        147,686
      Syniverse Holdings *                                 18,900        331,317
                                                                    ------------
                                                                         671,923
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 4.4%
      Atmos Energy                                         25,000   $    679,000
      CH Energy Group                                       4,500        222,705
      Energen                                               9,000        371,880
      Florida Public Utilities                             19,300        269,428
      Maine & Maritimes                                     5,500        198,000
      New Jersey Resources                                 17,400        671,640
      UGI                                                  27,200        719,168
                                                                    ------------
                                                                       3,131,821
                                                                    ------------
      TOTAL COMMON STOCK
          (Cost $63,558,622)                                          68,032,575
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.1%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index Fund ETF             5,000        257,500
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                     5,000        261,800
      Rydex S&P SmallCap 600 Pure Value ETF                33,000        970,860
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,508,303)                                             1,490,160
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09,
         matures on 08/03/09, repurchase
         price $566,241 (collateralized by a
         U.S. Treasury Bill obligation, par value
         $580,000, 0.170%, 10/01/09,
         total market value $579,832)                $    566,232        566,232
                                                                    ------------

      TOTAL REPURCHASE AGREEMENT
         (Cost $566,232)                                                 566,232
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $65,633,157)                                              70,088,967
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                205,145
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 70,294,112
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL   - CLASS
ETF  - EXCHANGE TRADED FUND
REIT - REAL ESTATE INVESTMENT TRUST
S&P  - STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
62                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

COGNITIVE VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows ( see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     07/31/09         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
  Common Stock *                   $ 68,032,575   $ 68,032,575   $        --   $         --
  Registered Investment Companies     1,490,160      1,490,160            --             --
  Repurchase Agreement                  566,232             --       566,232             --
                                   ------------   ------------   -----------   ------------
Total:                             $ 70,088,967   $ 69,522,735   $   566,232   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
      Amazon.com *                                          2,000   $    171,520
      Best Buy                                             10,800        403,596
      Brinker International                                17,700        294,528
      Career Education *                                    8,600        197,112
      Coach                                                36,100      1,068,199
      Ford Motor *                                         24,900        199,200
      Fortune Brands                                        6,200        245,334
      Home Depot                                           42,195      1,094,538
      KB Home                                              11,300        188,597
      Limited Brands                                       32,800        424,432
      Macy's                                               47,900        666,289
      Nordstrom                                            11,100        293,484
      Starwood Hotels & Resorts Worldwide                  11,900        280,959
      Target                                                6,000        261,720
                                                                    ------------
                                                                       5,789,508
                                                                    ------------
   CONSUMER STAPLES - 12.5%
      Altria Group                                         31,000        543,430
      Archer-Daniels-Midland                                9,200        277,104
      ConAgra Foods                                        63,400      1,244,542
      Hormel Foods                                         17,000        610,470
      Kimberly-Clark                                       22,905      1,338,797
      Procter & Gamble                                     19,800      1,099,098
      Reynolds American                                    15,700        683,107
      Safeway                                              30,700        581,151
      Wal-Mart Stores                                      26,100      1,301,868
      Whole Foods Market                                   11,700        283,023
                                                                    ------------
                                                                       7,962,590
                                                                    ------------
   ENERGY - 12.8%
      BP PLC, SP ADR                                       23,700      1,185,948
      Chevron                                              20,900      1,451,923
      ConocoPhillips                                       35,530      1,553,016
      Consol Energy                                         4,700        166,991
      Exxon Mobil                                          20,100      1,414,839
      Marathon Oil                                         11,200        361,200
      Nabors Industries *                                  55,400        942,908
      Patterson-UTI Energy                                 30,600        422,586
      Peabody Energy                                        4,800        158,928
      Tesoro                                               13,800        180,642
      Valero Energy                                        16,900        304,200
                                                                    ------------
                                                                       8,143,181
                                                                    ------------
   FINANCIALS - 12.2%
      Aflac                                                14,200        537,612
      Allstate                                             24,000        645,840
      American Express                                     18,700        529,771

--------------------------------------------------------------------------------
      Description                                          Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      AON                                                  11,000   $    433,950
      Bank of America                                      22,400        331,296
      Chubb                                                15,300        706,554
      Goldman Sachs Group                                  10,810      1,765,273
      JPMorgan Chase                                       27,820      1,075,243
      MetLife                                              10,600        359,870
      Moody's                                              11,000        261,140
      Progressive *                                        27,800        433,124
      Wells Fargo                                          28,900        706,894
                                                                    ------------
                                                                       7,786,567
                                                                    ------------
   HEALTH CARE - 13.3%
      AmerisourceBergen                                    27,800        548,216
      Amgen *                                              24,200      1,507,902
      Coventry Health Care *                               11,800        271,400
      DaVita *                                              9,600        477,120
      Forest Laboratories *                                23,500        607,005
      GlaxoSmithKline PLC, SP ADR                          13,200        505,428
      Pfizer                                              122,009      1,943,603
      Quest Diagnostics                                     7,000        382,340
      UnitedHealth Group                                   31,400        881,084
      WellPoint *                                          26,500      1,394,960
                                                                    ------------
                                                                       8,519,058
                                                                    ------------
   INDUSTRIAL - 10.4%
      Boeing                                               21,800        935,438
      Caterpillar                                          18,500        815,110
      Cooper Industries, Cl A                               8,500        280,075
      FedEx                                                 8,400        569,856
      General Electric                                     88,955      1,191,997
      Northrop Grumman                                     26,360      1,175,129
      Parker Hannifin                                      15,150        670,842
      Rockwell Automation                                  17,100        708,111
      Union Pacific                                         4,900        281,848
                                                                    ------------
                                                                       6,628,406
                                                                    ------------
   INFORMATION TECHNOLOGY - 18.3%
      Affiliated Computer Services, Cl A *                 11,200        530,992
      Computer Sciences *                                  12,700        611,759
      Corning                                              48,000        816,000
      eBay *                                               30,400        646,000
      EMC *                                                75,200      1,132,512
      Google, Cl A *                                          400        177,220
      Hewlett-Packard                                      26,600      1,151,780
      Intel                                               101,240      1,948,870

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
64                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      International Business Machines                      13,060   $  1,540,166
      Jabil Circuit                                        57,700        528,532
      LSI *                                                62,900        325,822
      Microsoft                                            39,925        939,036
      Oracle                                               10,500        232,365
      Symantec *                                           48,700        727,091
      Tellabs *                                            38,000        220,400
      Western Union                                         9,500        166,060
                                                                    ------------
                                                                      11,694,605
                                                                    ------------
   MATERIALS - 2.0%
      Alcoa                                                20,840        245,079
      Dow Chemical                                         34,600        732,482
      Newmont Mining                                        7,100        293,585
                                                                    ------------
                                                                       1,271,146
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.6%
      AT&T                                                 12,000        314,760
      Centurytel                                           13,152        412,841
      Verizon Communications                               48,600      1,558,602
                                                                    ------------
                                                                       2,286,203
                                                                    ------------
   UTILITIES - 3.4%
      CenterPoint Energy                                   25,900        312,095
      CMS Energy                                           26,000        336,440
      DTE Energy                                           24,300        837,378
      PNM Resources                                        15,400        187,880
      Sempra Energy                                         9,800        513,814
                                                                    ------------
                                                                       2,187,607
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $71,187,106)                                           62,268,871
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Health Care Select Sector SPDR ETF                   11,000   $    306,570
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $282,040)                                                 306,570
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.19%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $834,563
         (collateralized by U.S. Treasury Bill
         obligation, par value $855,000,
         0.170%, 10/01/09, total market
         value $854,752)                             $    834,550        834,550
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $834,550)                                                 834,550
                                                                    ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $72,303,696)                                              63,409,991
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                                393,354
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 63,803,345
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
S&P    - STANDARD & POOR'S
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2009 ARE AS FOLLOWS:

    TYPE OF             NUMBER OF            EXPIRATION             UNREALIZED
   CONTRACT             CONTRACTS               DATE               APPRECIATION
--------------------------------------------------------------------------------
S&P 500 E-mini             10              September 2009             $23,645

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     07/31/09         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
   Common Stock *                  $ 62,268,871   $ 62,268,871   $        --   $         --
   Registered Investment Company        306,570        306,570            --             --
   Repurchase Agreement                 834,550             --       834,550             --
   Futures Contracts                     23,645         23,645
                                   ------------   ------------   -----------   ------------
Total:                             $ 63,433,636   $ 62,599,086   $   834,550   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.7%
      Amazon.com *                                          7,700   $    660,352
      Comcast, Cl A                                        22,800        338,808
      Garmin ++                                             5,800        160,428
                                                                    ------------
                                                                       1,159,588
                                                                    ------------
   HEALTH CARE - 10.7%
      Alcon ++                                              3,000        382,800
      Allscripts-Misys Healthcare Solutions                 8,000        137,840
      Amgen *                                               8,000        498,480
      Amylin Pharmaceuticals *                             13,000        191,230
      athenahealth *                                        4,000        147,760
      Baxter International                                 10,000        563,700
      Celgene *                                            11,500        655,040
      Cephalon *                                            7,000        410,550
      Cerner *                                              8,000        520,640
      ev3 *                                                24,500        300,615
      Genzyme *                                            10,000        518,900
      Human Genome Sciences *                              40,000        572,000
      Intermune *                                          15,000        229,200
      Myriad Genetics *                                     8,500        233,070
      Quality Systems                                      15,800        867,262
      Sequenom *                                           22,000        126,720
      Thermo Fisher Scientific *                           11,500        520,720
      United Therapeutics *                                 5,500        509,410
                                                                    ------------
                                                                       7,385,937
                                                                    ------------
   INFORMATION TECHNOLOGY - 84.1%
      Accenture, Cl A ++                                   24,900        873,243
      Activision Blizzard *                                47,100        539,295
      Adobe Systems *                                      25,600        829,952
      Akamai Technologies *                                10,050        165,222
      Altera                                               34,600        646,674
      Amdocs * ++                                          26,700        638,664
      Analog Devices                                       14,450        395,497
      Apple *                                              22,195      3,626,441
      Applied Materials                                    52,300        721,740
      ASML Holding, Cl G ++                                12,847        334,150
      AU Optronics, ADR                                    16,482        183,609
      Autodesk *                                           19,900        434,019
      Automatic Data Processing                            20,300        756,175
      Avnet *                                               6,590        160,796
      BMC Software *                                       23,200        789,496
      Broadcom, Cl A *                                     31,810        897,996
      Check Point Software Technologies * ++               33,400        891,446
      Cisco Systems *                                      98,890      2,176,569
      Citrix Systems *                                     20,000        712,000
      Cognizant Technology Solutions, Cl A *               24,400        721,996
      Corning                                              38,010        646,170
      Dell *                                               31,300        418,794
      eBay *                                               42,100        894,625

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Electronic Arts *                                    28,400   $    609,748
      EMC *                                                48,620        732,217
      F5 Networks *                                        10,900        404,608
      Fiserv *                                              7,800        369,798
      Flextronics International * ++                       62,000        329,840
      Google, Cl A *                                        5,625      2,492,156
      Harris                                                6,850        214,474
      Hewlett-Packard                                      55,980      2,423,934
      IAC/InterActiveCorp *                                 9,125        167,991
      Intel                                               106,120      2,042,810
      International Business Machines                      16,750      1,975,328
      Intersil, Cl A                                       32,400        465,588
      Intuit *                                             12,750        378,675
      Juniper Networks *                                   26,100        681,993
      Kla-Tencor                                           15,000        478,200
      Lam Research *                                       15,200        456,912
      Linear Technology                                    15,350        412,455
      Marvell Technology Group * ++                        69,500        927,130
      Maxim Integrated Products                            26,800        474,896
      McAfee *                                             25,400      1,132,332
      MEMC Electronic Materials *                          14,150        249,323
      Microchip Technology                                 18,000        484,740
      Microsoft                                           115,810      2,723,851
      National Semiconductor                               39,300        591,858
      Network Appliance *                                  36,800        826,528
      Nintendo, ADR                                        17,100        566,352
      Nokia, SP ADR                                        31,000        413,540
      Nuance Communications *                              22,000        290,400
      Nvidia *                                             33,425        432,185
      Omniture *                                           15,000        205,200
      Open Text * ++                                        7,500        282,600
      Oracle                                               88,800      1,965,144
      Paychex                                              10,100        267,650
      QUALCOMM                                             57,080      2,637,667
      Rambus *                                             13,500        228,555
      Red Hat *                                            30,700        700,881
      Research In Motion * ++                              15,980      1,214,480
      Salesforce.com *                                     17,250        747,615
      Samsung Electronics, GDR ++                           3,000        888,000
      SAP, ADR                                             12,400        585,900
      Seagate Technology ++                                30,000        361,200
      Siliconware Precision Industries, ADR                66,009        447,541
      Symantec *                                           44,500        664,385
      SYNNEX *                                             12,400        352,408
      Taiwan Semiconductor
         Manufacturing, SP ADR                             51,806        542,411
      Texas Instruments                                    33,200        798,460
      Varian Semiconductor
         Equipment Associates *                            16,000        512,640
      VeriSign *                                           22,600        461,944

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
66                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      VMware, Cl A *                                        8,000   $    257,840
      Western Digital *                                    10,800        326,700
      Xilinx                                               35,300        765,657
      Yahoo! *                                             32,835        470,197
                                                                    ------------
                                                                      57,889,506
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.9%
      American Tower, Cl A *                               18,050        615,324
      Millicom International Cellular ++                    6,450        478,268
      Tele Norte Leste Participacoes, ADR                  14,700        226,233
                                                                    ------------
                                                                       1,319,825
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $58,471,565)                                           67,754,856
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
      Powershares QQQ                                       7,500        295,875
                                                                    ------------
         TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $297,224)                                                 295,875
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA),
         0.190% dated 07/31/09, matures on
         08/03/09, repurchase price $1,098,644
         (collateralized by a U.S. Treasury Bill
         obligation, par value $1,125,000,
         0.170%, 10/01/09, total market value
         $1,124,676)                                 $  1,098,627   $  1,098,627
                                                                    ------------

      TOTAL REPURCHASE AGREEMENT
         (Cost $1,098,627)                                             1,098,627
                                                                    ------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $59,867,416)                                              69,149,358
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.4)%                             (288,700)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 68,860,658
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF 07/31/09 WAS $888,000 AND REPRESENTED 1.3% OF NET ASSETS.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/09         PRICE          INPUTS        INPUTS
                                   -------------   -----------   -------------   ------------
   Common Stock *                  $  67,754,856   $67,754,856   $          --   $         --
   Registered Investment Company         295,875       295,875              --             --
   Repurchase Agreement                1,098,627            --       1,098,627             --
                                   -------------   -----------   -------------   ------------
Total:                             $  69,149,358   $68,050,731   $   1,098,627   $         --
                                   =============   ===========   =============   ============

* See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            67
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.8%
      Barnes & Noble                                       11,805   $    271,869
      Gannett                                              28,980        202,860
      Home Depot                                           10,255        266,015
      Newell Rubbermaid                                    14,490        186,486
      Polaris Industries                                    6,050        229,114
      Time Warner                                           6,235        166,225
                                                                    ------------
                                                                       1,322,569
                                                                    ------------
   CONSUMER STAPLES - 5.4%
      Altria Group                                         12,100        212,113
      Lorillard                                             5,185        382,238
      Philip Morris International                           7,100        330,860
                                                                    ------------
                                                                         925,211
                                                                    ------------
   ENERGY - 16.9%
      BP PLC, SP ADR                                        6,715        336,019
      Chevron                                               7,575        526,235
      ConocoPhillips                                        6,080        265,757
      Exxon Mobil                                          14,490      1,019,951
      Occidental Petroleum                                  5,100        363,834
      TransCanada ++                                       13,150        374,118
                                                                    ------------
                                                                       2,885,914
                                                                    ------------
   FINANCIALS - 25.0%
      ACE ++                                               13,240        649,554
      Annaly Capital Management REIT                       18,620        313,747
      BB&T                                                 12,255        280,394
      FirstMerit                                            9,507        177,591
      Goldman Sachs Group                                   2,575        420,498
      Home Properties REIT                                  7,200        257,040
      Morgan Stanley                                        8,540        243,390
      Rayonier REIT                                        14,490        564,965
      Travelers                                             2,890        124,472
      Trustmark                                             6,120        121,788
      U.S. Bancorp                                         15,640        319,212
      Unum Group                                            9,590        180,004
      Weingarten Realty Investors REIT                      6,050         93,352
      Wells Fargo                                          21,205        518,674
                                                                    ------------
                                                                       4,264,681
                                                                    ------------
   HEALTH CARE - 13.7%
      Biovail ++                                            6,815         91,253
      Bristol-Myers Squibb                                 20,340        442,192
      Eli Lilly                                             4,405        153,690
      Johnson & Johnson                                     6,905        420,445
      Merck                                                17,175        515,422
      Pfizer                                               22,840        363,841
      Teleflex                                              2,885        138,365
      Wyeth                                                 4,505        209,708
                                                                    ------------
                                                                       2,334,916
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 7.1%
      General Electric                                     42,995   $    576,133
      Honeywell International                               4,225        146,608
      Northrop Grumman                                      2,685        119,697
      Tyco International ++                                12,000        362,640
                                                                    ------------
                                                                       1,205,078
                                                                    ------------
   INFORMATION TECHNOLOGY - 7.2%
      Intel                                                 8,065        155,251
      International Business Machines                       5,755        678,687
      Microsoft                                            16,790        394,901
                                                                    ------------
                                                                       1,228,839
                                                                    ------------
   MATERIALS - 2.2%
      PPG Industries                                        6,905        379,775
                                                                    ------------
   TELECOMMUNICATION SERVICES - 8.2%
      AT&T                                                 24,180        634,241
      CenturyTel                                            1,535         48,184
      Qwest Communications International                   30,895        119,255
      Verizon Communications                               18,805        603,076
                                                                    ------------
                                                                       1,404,756
                                                                    ------------
   UTILITIES - 4.8%
      Dominion Resources                                    2,705         91,429
      Nicor                                                 3,740        136,286
      Northeast Utilities                                   9,985        229,755
      OGE Energy                                            5,100        153,510
      Sempra Energy                                         3,835        201,069
                                                                    ------------
                                                                         812,049
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $18,098,833)                                           16,763,788
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             269,096        269,096
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $269,096)                                                 269,096
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $18,367,929)                                              17,032,884
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                  8,943
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 17,041,827
                                                                    ============

--------------------------------------------------------------------------------
 + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THIS SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
68                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

EQUITY INCOME FUND (CONCLUDED)

PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2       LEVEL 3
                                        TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                         VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                         07/31/09         PRICE         INPUTS        INPUTS
                                       ------------   ------------   -----------   ------------
Investments in Securities *            $ 17,032,884   $ 17,032,884   $        --   $         --
                                       ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            69
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.5%
      Kohl's *                                              3,804   $    184,684
      Lowe's                                                5,233        117,533
      NIKE, Cl B                                            1,640         92,890
      Nordstrom                                             2,438         64,461
      Staples                                               9,670        203,263
      Starwood Hotels & Resorts Worldwide                   2,285         53,949
      Tiffany & Co.                                         1,804         53,813
      Yum! Brands                                           2,405         85,281
                                                                    ------------
                                                                         855,874
                                                                    ------------
   CONSUMER STAPLES - 10.2%
      Cadbury PLC, SP ADR                                   2,036         80,483
      CVS Caremark                                         10,112        338,550
      Kellogg                                               1,580         75,050
      Kroger                                                3,400         72,692
      Philip Morris International                           5,008        233,373
      Procter & Gamble                                      2,230        123,787
      Wal-Mart Stores                                       4,820        240,422
                                                                    ------------
                                                                       1,164,357
                                                                    ------------
   ENERGY - 15.4%
      BG Group PLC, SP ADR                                  1,990        167,001
      Cameron International *                               4,174        130,354
      EOG Resources                                         1,155         85,505
      Exxon Mobil                                           3,445        242,494
      Occidental Petroleum                                  3,931        280,438
      Schlumberger                                          2,627        140,545
      Suncor Energy                                         9,474        307,716
      Tenaris, ADR                                          2,831         85,836
      Ultra Petroleum *                                     2,802        123,624
      XTO Energy                                            4,926        198,173
                                                                    ------------
                                                                       1,761,686
                                                                    ------------
   FINANCIALS - 10.6%
      American Express                                      3,242         91,846
      Goldman Sachs Group                                   1,874        306,024
      Hanover Insurance Group                               5,748        225,954
      Invesco                                               4,843         95,649
      JPMorgan Chase                                        6,140        237,311
      Wells Fargo                                          10,465        255,974
                                                                    ------------
                                                                       1,212,758
                                                                    ------------
   HEALTH CARE - 12.3%
      Abbott Laboratories                                   3,093        139,154
      Baxter International                                  2,185        123,168
      Genzyme *                                             2,130        110,526
      Hospira *                                             4,215        161,982
      Johnson & Johnson                                     3,410        207,635
      Laboratory Corporation
         of America Holdings *                                895         60,135

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Merck                                                 5,355   $    160,704
      Thermo Fisher Scientific *                            3,135        141,953
      Wyeth                                                 4,804        223,626
      Zimmer Holdings *                                     1,716         79,966
                                                                    ------------
                                                                       1,408,849
                                                                    ------------
   INDUSTRIAL - 10.3%
      3M                                                    1,835        129,404
      Danaher                                               7,054        431,987
      Deere                                                 2,412        105,501
      Donaldson                                             3,520        133,795
      Emerson Electric                                      4,984        181,318
      General Electric                                      4,675         62,645
      Rockwell Collins                                      3,230        136,306
                                                                    ------------
                                                                       1,180,956
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.0%
      Accenture, Cl A                                       1,760         61,723
      Apple *                                                 850        138,882
      Applied Materials                                     7,250        100,050
      Cisco Systems *                                      14,983        329,776
      Citrix Systems *                                      6,010        213,956
      EMC *                                                 4,165         62,725
      Google, Cl A *                                          616        272,919
      Intel                                                13,422        258,374
      Linear Technology                                     4,487        120,566
      Microsoft                                             6,552        154,103
      Oracle                                               13,268        293,621
      QUALCOMM                                              2,835        131,005
      Riverbed Technology *                                 2,210         44,222
                                                                    ------------
                                                                       2,181,922
                                                                    ------------
   MATERIALS - 6.7%
      Ecolab                                                4,135        171,644
      Praxair                                               5,317        415,683
      Weyerhaeuser                                          5,019        175,866
                                                                    ------------
                                                                         763,193
                                                                    ------------
   UTILITIES - 4.1%
      Cleco                                                 4,576        108,405
      Exelon                                                1,747         88,852
      ITC Holdings                                          1,339         63,870
      Questar                                               4,805        158,901
      Wisconsin Energy                                      1,210         51,991
                                                                    ------------
                                                                         472,019
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $11,195,595)                                           11,001,614
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
70                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 5.9%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             595,728   $    595,728
      Financial Select Sector SPDR ETF                      6,683         86,946
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $677,002)                                                  682,674
                                                                    ------------
   TOTAL INVESTMENTS - 102.0%
     (Cost $11,872,597)                                               11,684,288
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (2.0)%                             (231,544)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 11,452,744
                                                                    ============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                              LEVEL 2       LEVEL 3
                               TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                07/31/09         PRICE        INPUTS         INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $ 11,684,288   $ 11,684,288   $        --   $         --
                              ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            71
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

GENEVA GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.3%
      Coach                                                58,015   $  1,716,664
      Dick's Sporting Goods *                             173,870      3,451,319
      LKQ *                                               174,420      3,129,095
      Morningstar *                                        50,460      2,234,873
      O'Reilly Automotive *                               113,605      4,619,179
      Panera Bread, Cl A *                                 72,775      3,999,714
      Strayer Education                                    16,820      3,572,232
      Tractor Supply *                                     75,670      3,629,890
                                                                    ------------
                                                                      26,352,966
                                                                    ------------
   CONSUMER STAPLES - 4.8%
      Alberto-Culver                                       59,040      1,512,605
      Church & Dwight                                      59,525      3,510,784
      Flowers Foods                                       136,710      3,230,457
                                                                    ------------
                                                                       8,253,846
                                                                    ------------
   ENERGY - 8.1%
      FMC Technologies *                                   79,125      3,441,937
      Smith International                                  89,720      2,254,664
      Southwestern Energy *                               109,035      4,517,320
      XTO Energy                                           91,220      3,669,781
                                                                    ------------
                                                                      13,883,702
                                                                    ------------
   FINANCIALS - 2.0%
      Affiliated Managers Group *                          31,650      2,089,533
      Eaton Vance                                          47,965      1,372,758
                                                                    ------------
                                                                       3,462,291
                                                                    ------------
   HEALTH CARE - 14.2%
      Cerner *                                             69,645      4,532,497
      Covance *                                            58,605      3,232,066
      CR Bard                                              39,930      2,937,650
      DENTSPLY International                              110,060      3,670,501
      IDEXX Laboratories *                                 75,190      3,745,966
      ResMed *                                             77,130      3,162,330
      Varian Medical Systems *                             89,265      3,148,377
                                                                    ------------
                                                                      24,429,387
                                                                    ------------
   INDUSTRIAL - 24.7%
      AMETEK                                               67,410      2,181,388
      CH Robinson Worldwide                                76,420      4,167,183
      Copart *                                             74,970      2,647,191
      Donaldson                                            72,775      2,766,178
      Expeditors International of Washington               93,775      3,181,786
      Fastenal                                             96,715      3,440,152
      Flowserve                                            40,605      3,279,666
      FTI Consulting *                                     31,295      1,703,387
      IDEX                                                 80,330      2,191,402
      IHS, Cl A *                                          57,340      2,863,560

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      L-3 Communications Holdings                          53,145   $  4,012,447
      Lincoln Electric Holdings                            58,360      2,473,297
      Roper Industries                                     77,915      3,725,895
      Stericycle *                                         76,410      3,912,192
                                                                    ------------
                                                                      42,545,724
                                                                    ------------
   INFORMATION TECHNOLOGY - 28.2%
      Adobe Systems *                                     106,045      3,437,979
      Amdocs *                                            129,590      3,099,793
      Amphenol, Cl A                                      109,225      3,642,654
      ANSYS *                                             109,530      3,423,908
      Citrix Systems *                                    127,030      4,522,268
      Cognizant Technology Solutions, Cl A *              139,395      4,124,698
      FactSet Research Systems                             40,330      2,286,711
      Fiserv *                                             74,900      3,551,009
      FLIR Systems *                                      117,070      2,515,834
      Global Payments                                      84,350      3,568,005
      Intuit *                                            124,955      3,711,163
      McAfee *                                            101,180      4,510,604
      MICROS Systems *                                    125,740      3,444,019
      Trimble Navigation *                                118,800      2,816,748
                                                                    ------------
                                                                      48,655,393
                                                                    ------------
   MATERIALS - 0.9%
      Sigma-Aldrich                                        31,810      1,614,357
                                                                    ------------
                                                                       1,614,357
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $139,510,137)                                         169,197,666
                                                                    ------------
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 2.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           4,159,239      4,159,239
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $4,159,239)                                                4,159,239
                                                                    ------------
   TOTAL INVESTMENTS - 100.6%
      (Cost $143,669,376)                                            173,356,905
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.6)%                           (1,099,504)
                                                                    ------------
   NET ASSETS - 100.0%                                              $172,257,401
                                                                    ============

--------------------------------------------------------------------------------

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL   - CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
72                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

GENEVA GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED         OBSERVABLE   UNOBSERVABLE
                                     07/31/09         PRICE           INPUTS        INPUTS
                                   -------------   -------------   -----------   ------------
Investments in Securities *        $ 173,356,905   $ 173,356,905   $        --   $         --
                                   =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            73
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 19.3%
      Capella Education *                                     905   $     58,246
      Dick's Sporting Goods *                               3,895         77,316
      Hibbett Sports *                                      1,460         26,879
      LKQ *                                                 5,695        102,168
      Marvel Entertainment *                                1,825         72,197
      Monro Muffler Brake                                   2,825         75,117
      O'Reilly Automotive *                                 1,400         56,924
      Panera Bread, Cl A *                                  1,590         87,386
      Strayer Education                                       260         55,219
      WMS Industries *                                      2,425         87,688
                                                                    ------------
                                                                         699,140
                                                                    ------------
   CONSUMER STAPLES - 1.7%
      Hain Celestial Group *                                3,635         60,377
                                                                    ------------
   ENERGY - 4.8%
      Carrizo Oil & Gas *                                   2,270         43,130
      St. Mary Land & Exploration                           2,505         59,794
      T-3 Energy Services *                                 2,600         35,230
      Whiting Petroleum *                                     810         37,228
                                                                    ------------
                                                                         175,382
                                                                    ------------
   FINANCIALS - 6.6%
      Affiliated Managers Group *                           1,295         85,496
      Eaton Vance                                           2,920         83,570
      PrivateBancorp                                        2,825         70,145
                                                                    ------------
                                                                         239,211
                                                                    ------------
   HEALTH CARE - 18.2%
      Dionex *                                                530         34,932
      Gen-Probe *                                           1,825         67,744
      Haemonetics *                                           705         41,602
      HMS Holdings *                                          835         32,064
      IDEXX Laboratories *                                  2,375        118,322
      Meridian Bioscience                                   3,940         86,759
      NuVasive *                                              800         33,112
      Quality Systems                                       1,245         68,338
      SXC Health Solutions *                                1,295         38,280
      Techne                                                1,470         93,815
      West Pharmaceutical Services                          1,200         43,800
                                                                    ------------
                                                                         658,768
                                                                    ------------
   INDUSTRIAL - 26.1%
      Acuity Brands                                         1,755         51,790
      Aerovironment *                                       1,145         32,564
      American Ecology                                      2,965         48,418
      Badger Meter                                            975         35,929
      CIRCOR International                                  1,885         43,468
      CoStar Group *                                        1,705         62,625
      Donaldson                                             2,660        101,107

--------------------------------------------------------------------------------
Description                                             Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      ESCO Technologies *                                   1,765   $     72,524
      Genesee & Wyoming, Cl A *                             2,000         54,580
      Huron Consulting Group *                              1,330         58,985
      Kaydon                                                2,590         84,615
      Knight Transportation                                 6,475        117,456
      Lincoln Electric Holdings                             1,355         57,425
      Middleby *                                            1,305         63,815
      RBC Bearings *                                        2,555         60,554
                                                                    ------------
                                                                         945,855
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.5%
      ANSYS *                                               3,530        110,348
      Blackboard *                                          1,575         53,503
      Concur Technologies *                                 1,120         38,629
      Digital River *                                       2,165         76,533
      Dolby Laboratories, Cl A *                            2,485        103,451
      F5 Networks *                                         2,600         96,512
      FactSet Research Systems                              1,860        105,462
      Riverbed Technology *                                 2,305         46,123
      Rofin-Sinar Technologies *                            1,895         41,140
      Ultimate Software Group *                             1,410         36,096
                                                                    ------------
                                                                         707,797
                                                                    ------------
   MATERIALS - 1.6%
      Balchem                                               2,130         59,107
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.0%
      Neutral Tandem *                                      1,120         34,720
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $3,420,215)                                             3,580,357
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                              39,267         39,267
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $39,267)                                                   39,267
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $3,459,482)                                                3,619,624
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                  2,482
                                                                    ------------
   NET ASSETS - 100.0%                                              $  3,622,106
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
74                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED         OBSERVABLE   UNOBSERVABLE
                                     07/31/09         PRICE           INPUTS        INPUTS
                                   -------------   -------------   -----------   ------------
Investments in Securities *        $   3,619,624   $   3,619,624   $        --   $         --
                                   =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            75
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.1%+
--------------------------------------------------------------------------------
   AUSTRALIA - 1.4%
      BHP Billiton                                         15,000   $    474,838
      Commonwealth Bank of Australia                       12,000        429,550
      CSL                                                  13,000        332,157
      Dominion Mining                                      66,434        228,916
      Energy Resources of Australia (A)                    20,000        423,194
      Macquarie Group (A)                                  12,000        441,794
      Metcash                                             100,000        357,958
      Rio Tinto                                             6,000        303,094
                                                                    ------------
                                                                       2,991,501
                                                                    ------------
   AUSTRIA - 0.9%
      BWIN Interactive Entertainment *                     10,000        409,059
      Mayr-Melnhof Karton                                   3,000        281,267
      Oesterreichische Post                                10,000        306,866
      OMV                                                   7,000        277,861
      Vienna Insurance Group                               12,000        554,154
                                                                    ------------
                                                                       1,829,207
                                                                    ------------
   BERMUDA - 0.2%
      Catlin Group *                                       70,000        362,488
                                                                    ------------
   BRAZIL - 1.7%
      Banco do Brasil                                      60,000        759,587
      Cia de Bebidas das Americas, ADR (A)                  5,000        351,650
      Empresa Brasileira de Aeronautica, ADR (A)           13,000        253,370
      Petroleo Brasileiro, ADR (A)                         25,000      1,031,000
      Telecomunicacoes de Sao Paulo, ADR (A)               10,000        231,800
         Vale, SP ADR (A)                                  50,000        986,500
                                                                    ------------
                                                                       3,613,907
                                                                    ------------
   CANADA - 1.8%
      Barrick Gold                                         10,000        349,223
      CI Financial                                         15,000        293,804
      EnCana                                                7,000        375,456
      Husky Energy                                         10,000        294,268
      Potash Corp of Saskatchewan                           3,000        279,490
      Research In Motion *                                  5,000        379,763
      Royal Bank of Canada                                 12,000        571,232
      Sun Life Financial                                   10,000        341,796
      SXC Health Solutions *                                8,000        239,647
      Talisman Energy                                      20,000        309,121
      Viterra *                                            35,000        294,686
                                                                    ------------
                                                                       3,728,486
                                                                    ------------
   CHINA - 0.7%
      China Shenhua Energy, Cl H                          100,000        408,384
      Dongfeng Motor Group, Cl H                          300,000        319,740

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CHINA - (CONTINUED)
      Industrial & Commercial
         Bank of China, Cl H                              600,000   $    431,997
         Tencent Holdings                                  25,000        337,417
                                                                    ------------
                                                                       1,497,538
                                                                    ------------
   COLOMBIA - 0.4%
      Bancolombia, SP ADR                                  25,000        802,750
                                                                    ------------
   FRANCE - 12.2%
      Air Liquide                                          10,000      1,044,170
      Alstom                                               15,000      1,029,846
      AXA                                                  44,311        936,606
      BNP Paribas                                          17,780      1,296,228
      Bouygues                                              8,000        340,759
      Carrefour                                            21,000        985,783
      Christian Dior (A)                                    9,000        781,203
      Cie Generale
         de Geophysique-Veritas, SP ADR * (A)              15,000        304,950
      CNP Assurances                                        5,000        456,878
      Credit Agricole                                      35,000        499,601
      Dassault Systemes                                     7,000        350,194
      EDF                                                  10,000        495,646
      France Telecom                                       45,000      1,123,060
      France Telecom, SP ADR (A)                           12,000        305,160
      GDF Suez (A)                                         22,089        843,910
      Groupe Danone                                         8,000        429,241
      L'Oreal                                              10,000        866,721
      Lafarge                                               7,000        505,637
      Neopost                                               5,000        425,806
      PPR                                                   4,000        445,775
      Publicis Groupe                                      10,000        355,468
      Sanofi-Aventis                                       33,746      2,210,581
      Schneider Electric                                    8,000        726,785
      SCOR                                                 15,000        360,136
      SILIC REIT                                            4,000        400,792
      Societe Generale                                      7,000        449,466
      Sodexo (A)                                           17,000        895,055
      Technip                                               8,000        483,687
      Thales                                               12,000        507,290
      Total                                                45,000      2,495,617
      Unibail-Rodamco REIT                                  2,000        349,482
      Valeo *                                              12,000        318,125
      Veolia Environnement                                 20,000        687,846
      Vinci                                                18,000        916,150
      Vivendi                                              40,000      1,027,636
                                                                    ------------
                                                                      25,651,290
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
76                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   GERMANY - 5.6%
      Allianz                                               8,000   $    789,042
      BASF                                                 20,000      1,002,266
      Bayer                                                15,000        920,597
      Bilfinger Berger                                     10,000        524,508
      Daimler                                              10,000        462,793
      Deutsche Bank (A)                                    10,000        646,941
      Deutsche Telekom                                     35,000        448,469
      E.ON                                                 20,000        757,116
      Fresenius Medical Care KGAA                          10,000        459,229
      Hannover Rueckversicherung *                          8,000        325,537
      K+S                                                   5,000        280,640
      Linde                                                 6,000        566,297
      Merck KGAA                                            3,000        279,215
      Metro                                                 7,000        405,368
      Muenchener
         Rueckversicherungs-Gesellschaft                    3,000        453,628
      Puma                                                  2,000        506,920
      RWE                                                  11,000        928,935
      SAP                                                  10,000        470,347
      Siemens                                              14,000      1,117,430
      Software                                              5,000        374,139
                                                                    ------------
                                                                      11,719,417
                                                                    ------------
   GREECE - 0.3%
      National Bank of Greece *                            15,000        437,850
      OPAP                                                 11,000        264,178
                                                                    ------------
                                                                         702,028
                                                                    ------------
   HONG KONG - 2.5%
      Cheung Kong Holdings                                 40,000        516,642
      China Mobile                                         60,000        630,189
      CLP Holdings                                         80,000        543,996
      Esprit Holdings                                      70,000        505,803
      Hang Seng Bank                                       40,000        649,802
      Hong Kong Exchanges and Clearing                     20,000        377,288
      Hutchison Whampoa                                    80,000        599,222
      Sun Hung Kai Properties                              75,000      1,140,960
      VTech Holdings                                       40,000        285,159
                                                                    ------------
                                                                       5,249,061
                                                                    ------------
   HUNGARY - 0.9%
      Magyar Telekom Telecommunications                    90,000        327,618
      MOL Hungarian Oil and Gas Nyrt *                      5,000        368,303
      OTP Bank Nyrt *                                      35,000        749,266
      Richter Gedeon Nyrt                                   2,000        395,604
                                                                    ------------
                                                                       1,840,791
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDIA - 0.5%
      Bharat Heavy Electricals                              5,000   $    232,565
      Hero Honda Motors                                     7,500        251,090
      CICI Bank, SP ADR (A)                                 9,000        282,150
      Infosys Technologies, SP ADR (A)                      7,000        301,210
                                                                    ------------
                                                                       1,067,015
                                                                    ------------
   IRELAND - 0.3%
      Experian                                             70,000        577,643
                                                                    ------------
   ISRAEL - 0.3%
      Teva Pharmaceutical, SP ADR (A)                      10,000        533,400
                                                                    ------------
   ITALY - 2.6%
      ACEA                                                 20,000        227,477
      Atlantia                                             20,000        441,271
      Banco Popolare Societa *                             40,000        323,256
      DiaSorin                                             10,000        279,072
      Enel                                                166,400        904,206
      ENI                                                  40,000        931,001
      Fondiaria-Sai                                        20,000        334,944
      Intesa Sanpaolo *                                   150,000        558,537
      Lottomatica                                          16,000        338,650
      Mediobanca                                           30,000        421,174
      Telecom Italia, SP ADR                               25,000        389,500
      UniCredit *                                         130,000        380,767
                                                                    ------------
                                                                       5,529,855
                                                                    ------------
   JAPAN - 17.8%
      Air Water                                            40,000        443,435
      Asahi Breweries                                      35,000        556,671
      Astellas Pharma                                      20,000        763,012
      Bank of Yokohama                                     70,000        379,498
      Bridgestone                                          30,000        521,215
      Canon                                                20,000        746,103
      Central Japan Railway                                    50        301,717
      Chubu Electric Power                                 14,000        337,332
      Chuo Mitsui Trust Holdings                          130,000        453,369
      Daito Trust Construction                             10,000        492,470
      Daiwa Securities Group                               50,000        295,905
      Denso                                                20,000        590,753
      East Japan Railway                                    6,000        344,306
      Fanuc                                                 6,000        492,682
      Fast Retailing                                        2,000        259,762
      FUJIFILM Holdings                                    16,000        522,483
      Fujitsu                                              60,000        394,399
      Hitachi                                              80,000        268,851
      Hitachi Chemical                                     25,000        511,229
      Honda Motor                                          30,000        966,975
      Hoya                                                 20,000        482,959
      Inpex Holdings                                           50        382,563
      Itochu                                               50,000        374,108
      Japan Tobacco                                           150        434,346

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            77
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      JFE Holdings                                         14,000   $    563,699
      JGC                                                  20,000        346,631
      Kao                                                  15,000        340,026
      KDDI                                                     50        265,258
      Kintetsu World Express                               35,000        854,425
      Komatsu                                              30,000        491,096
      Kyocera                                               5,000        402,642
      KYORIN                                               20,000        308,798
      Marubeni                                            100,000        461,823
      Mitsubishi                                           35,000        699,075
      Mitsubishi Electric                                  50,000        366,711
      Mitsubishi Estate                                    20,000        333,316
      Mitsubishi Heavy Industries                          90,000        360,476
      Mitsui                                               45,000        564,491
      Mitsui Fudosan                                       25,000        459,709
      Mitsui OSK Lines                                     90,000        548,798
      Mitsui Sumitomo Insurance
         Group Holdings                                    12,000        308,164
      Mizuho Financial Group (A)                          200,000        454,425
      Nintendo                                              3,000        811,308
      Nippon Steel                                        200,000        801,057
      Nippon Telegraph and Telephone                        8,000        330,568
      Nissan Motor                                         80,000        582,510
      Nomura Holdings                                      50,000        438,045
      NTT DoCoMo                                              400        579,974
      Osaka Gas                                           150,000        499,339
      Panasonic                                            40,000        634,082
      Rakuten                                                 700        449,775
      Rengo (A)                                            60,000        376,645
      Resona Holdings (A)                                  30,000        443,223
      Ricoh                                                30,000        393,765
      Rohm                                                  8,000        595,192
      Sankyo                                                7,000        417,226
      Secom                                                10,000        428,005
      Seven & I Holdings                                   20,000        469,221
      Seven Bank                                              100        261,136
      Sharp (A)                                            40,000        445,125
      Shin-Etsu Chemical                                    7,000        377,279
      Shizuoka Bank                                        30,000        295,482
      Softbank                                             17,000        362,008
      Sony                                                 15,000        424,042
      Sumitomo                                             30,000        297,067
      Sumitomo Electric                                    50,000        622,985
      Sumitomo Mitsui Financial Group (A)                  10,000        428,005
      Sumitomo Trust & Banking                            100,000        547,424
      Suzuki Motor                                         15,000        378,864
      Takeda Pharmaceutical                                13,000        526,182
      Terumo                                               10,000        508,322
      TOKIO Marine Holding                                 20,000        581,242
      Tokuyama                                             40,000        302,668
      Tokyo Electric Power                                 20,000        512,550

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Tokyo Gas                                           150,000   $    550,066
      Toyo Suisan Kaisha                                   10,000        249,934
      Toyota Motor                                         40,000      1,686,658
      UniCharm                                              5,000        404,756
                                                                    ------------
                                                                      37,457,436
                                                                    ------------
   LUXEMBOURG - 0.9%
      ArcelorMittal                                        15,000        539,830
      Millicom International Cellular * (A)                 9,000        667,350
      Oriflame Cosmetics, SDR (A)                           6,000        297,672
      Tenaris                                              30,000        454,954
                                                                    ------------
                                                                       1,959,806
                                                                    ------------
   MEXICO - 0.2%
      Fresnillo                                            40,000        417,279
                                                                    ------------
   NETHERLANDS - 2.8%
      Fugro                                                10,000        448,754
      Imtech (A)                                           30,000        637,534
      ING Groep                                            40,000        512,991
      Koninklijke Ahold                                    40,000        454,897
      Koninklijke DSM                                      10,000        357,463
      Koninklijke KPN (A)                                  30,000        450,891
      Reed Elsevier                                        30,000        314,448
      Royal Dutch Shell, Cl A                              48,000      1,261,555
      Royal Dutch Shell, Cl B                              21,333        553,780
      Unilever                                             30,000        819,686
                                                                    ------------
                                                                       5,811,999
                                                                    ------------
   NEW ZEALAND - 0.8%
      Fisher & Paykel Healthcare                          120,000        258,239
      Fletcher Building                                   100,000        475,424
      Sky Network Television                               75,000        214,537
      Telecom                                             325,000        598,253
      Vector                                              150,000        199,639
                                                                    ------------
                                                                       1,746,092
                                                                    ------------
   NORWAY - 0.9%
      DNB NOR *                                            55,000        478,624
      Statoil                                              30,265        646,830
      TGS Nopec Geophysical *                              25,000        283,386
      Yara International                                   15,000        464,968
                                                                    ------------
                                                                       1,873,808
                                                                    ------------
   POLAND - 0.7%
      Bank Pekao *                                         11,000        550,558
      KGHM Polska Miedz                                    12,000        356,818
      Polskie Gornictwo
         Naftowe I Gazownictwo *                          200,000        305,942
      Telekomunikacja Polska                               60,000        307,111
                                                                    ------------
                                                                       1,520,429
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
78                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   RUSSIA - 0.6%
      Gazprom, SP ADR                                      25,000   $    518,750
      Lukoil, SP ADR                                       16,000        808,640
                                                                    ------------
                                                                       1,327,390
                                                                    ------------
   SINGAPORE - 1.3%
      DBS Group Holdings                                   50,000        482,229
      Keppel Corp                                          70,000        408,088
      Oversea-Chinese Banking                              75,000        407,532
      SembCorp Industries                                 200,000        446,097
      Singapore Telecom                                    91,900        219,669
      Singapore Telecommunications                        100,000        243,199
      SMRT                                                200,000        236,251
      Wilmar International                                 70,000        291,353
                                                                    ------------
                                                                       2,734,418
                                                                    ------------
   SOUTH KOREA - 2.7%
      Daishin Securities                                   30,000        436,004
      Hyundai Heavy Industries                              3,000        525,159
      KB Financial Group, ADR * (A)                        10,000        429,100
      Korea Electric Power, SP ADR * (A)                   30,000        401,100
      Korea Zinc                                            3,000        343,185
      KT                                                   10,788        348,708
      KT&G                                                  7,000        406,367
      LG Display                                           20,000        577,268
      LG Electronics                                        5,000        527,194
      POSCO, ADR (A)                                        5,000        505,350
      Samsung Electronics                                   1,200        707,377
      Samsung Engineering                                   6,000        434,294
                                                                    ------------
                                                                       5,641,106
                                                                    ------------
   SPAIN - 5.0%
      Abertis Infraestructuras                             20,000        414,190
      Almirall                                             20,000        252,277
      Banco Bilbao Vizcaya Argentaria (A)                  53,413        877,008
      Banco Bilbao Vizcaya
         Argentaria, SP ADR (A)                            35,000        575,400
      Banco Santander (A)                                 200,000      2,896,195
      Construcciones y Auxiliar de Ferrocarriles              500        223,771
      Endesa                                               10,000        265,675
      Iberdrola                                            30,000        257,408
      Red Electrica                                         9,000        422,927
      Sociedad General
         de Aguas de Barcelona, Cl A                       10,000        238,879
      Tecnicas Reunidas                                    15,000        744,431
      Telefonica                                           90,000      2,239,064
      Telefonica, SP ADR (A)                                7,000        522,480
      Viscofan                                             20,000        469,777
                                                                    ------------
                                                                      10,399,482
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SWEDEN - 2.9%
      Alfa Laval (A)                                       35,000   $    381,236
      Assa Abloy, Cl B                                     20,000        329,823
      Atlas Copco, Cl A                                    40,000        476,718
      Boliden                                              35,000        377,113
      Electrolux, Ser B * (A)                              30,000        561,253
      Elekta, Cl B (A)                                     30,000        471,868
      Hennes & Mauritz, Cl B (A)                           10,000        594,512
      Hexagon, Cl B (A)                                    30,000        326,358
      Nordea Bank                                          70,000        679,047
      Skandinaviska Enskilda Banken, Cl A *                45,000        251,317
      Svenska Cellulosa, Cl B                              25,000        321,335
      Svenska Handelsbanken, Cl A                          15,000        366,893
      Telefonaktiebolaget LM Ericsson, Cl B                50,000        490,576
      Telefonaktiebolaget LM
         Ericsson, SP ADR (A)                              40,000        388,800
                                                                    ------------
                                                                       6,016,849
                                                                    ------------
   SWITZERLAND - 5.2%
      ABB                                                  30,000        547,981
      Actelion *                                            5,000        275,815
      Credit Suisse Group                                  20,477        967,659
      Geberit                                               6,000        837,131
      Julius Baer Holding                                  12,000        571,562
      Nestle                                               58,000      2,386,974
      Novartis                                             37,002      1,694,547
      Roche Holding                                        12,833      2,023,451
      Sonova Holding                                        4,000        352,782
      Syngenta                                              3,700        853,806
      Zurich Financial Services                             2,598        510,532
                                                                    ------------
                                                                      11,022,240
                                                                    ------------
   TAIWAN - 1.2%
      Acer                                                121,200        255,640
      Cathay Financial Holding *                          250,000        384,053
      Chunghwa Telecom, ADR (A)                            19,800        345,708
      Mediatek                                             30,060        432,007
      Nan Ya Plastics                                     154,500        198,964
      Quanta Computer                                     200,000        378,566
      Taiwan Semiconductor
         Manufacturing, SP ADR (A)                         45,225        473,501
                                                                    ------------
                                                                       2,468,439
                                                                    ------------
   THAILAND - 1.7%
      Advanced Info Service                               200,000        508,375
      Banpu                                                50,000        550,984
      CP All                                              800,000        392,595
      Electricity Generating                              150,000        326,183

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           79
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   THAILAND - (CONTINUED)
      Kasikornbank                                        200,000   $    426,095
      PTT                                                 150,000        608,287
      Siam Cement, NVDR                                    70,000        378,490
      Siam Commercial Bank                                200,000        454,011
                                                                    ------------
                                                                       3,645,020
                                                                    ------------
   TURKEY - 1.5%
      Turk Hava Yollari                                   300,000        473,164
      Turkcell Iletisim Hizmetleri                         90,000        572,079
      Turkiye Garanti Bankasi *                           200,000        707,026
      Turkiye Halk Bankasi                                120,000        640,402
      Turkiye Is Bankasi, Cl C                            191,718        664,713
                                                                    ------------
                                                                       3,057,384
                                                                    ------------
   UNITED KINGDOM - 18.6%
      AMEC                                                 50,000        588,835
      Amlin                                                70,000        388,798
      Anglo American *                                     20,000        644,795
      AstraZeneca                                          38,085      1,783,246
      Autonomy *                                           15,000        294,417
      BAE Systems                                          90,000        461,546
      Balfour Beatty                                       75,000        383,056
      Barclays                                            200,000      1,009,956
      BG Group                                             65,000      1,084,709
      BHP Billiton                                         65,000      1,697,097
      BP                                                  200,000      1,661,098
      British American Tobacco                             47,170      1,464,016
      British Sky Broadcasting Group                       40,000        364,827
      Britvic                                              70,000        398,737
      Cable & Wireless                                    400,000        963,517
      Cadbury                                              55,000        542,981
      Centrica                                            121,875        448,399
      Compass Group                                       110,000        592,593
      Croda International                                  60,000        579,313
      Diageo                                               30,000        470,065
      G4S                                                 100,000        356,642
      GlaxoSmithKline                                     124,044      2,380,839
      Go-Ahead Group *                                     17,000        341,340
      HSBC Holdings, SP ADR (A)                            10,000        507,000
      HSBC Securities                                     168,000      1,699,953
      Imperial Tobacco Group                               15,000        428,722
      Inmarsat                                             40,000        370,172
      Invensys                                             80,000        344,781
      Investec                                             50,000        337,432
      John Wood Group                                     120,000        535,213
      Johnson Matthey                                      20,000        473,072
      Lloyds TSB Group                                    331,641        470,893
      Man Group                                            80,000        369,838
      Man Group Deferred Shares                            90,000             --

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Micro Focus International                            50,000   $    337,014
      National Grid                                        40,000        373,179
      Old Mutual                                          250,000        400,157
      Pearson                                              50,000        579,230
      Petrofac                                             75,000        940,256
      Premier Oil *                                        40,000        826,540
      Provident Financial                                  30,000        404,417
      Prudential                                           60,000        449,268
      Reckitt Benckiser Group                              18,000        864,760
      Rio Tinto *                                          16,775        697,464
      Rolls-Royce Group                                    70,000        484,390
      Royal Bank of Scotland, SP ADR * (A)                 30,000        444,600
      RSA Insurance Group                                 250,000        528,698
      Southern Cross Healthcare *                         120,000        270,112
      Standard Chartered                                   45,000      1,068,171
      Tesco                                               160,000        982,226
      Unilever                                             40,850      1,078,160
      United Utilities Group                               50,000        376,478
      Vodafone Group                                      700,385      1,435,541
      Vodafone Group, SP ADR                               20,000        411,600
      WH Smith                                            120,000        852,933
      William Morrison Supermarkets                       100,000        450,187
      WPP Group                                            60,000        462,799
                                                                    ------------
                                                                      39,156,078
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $168,992,506)                                         203,951,632
                                                                    ------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.4%
--------------------------------------------------------------------------------
   BRAZIL - 0.2%
      Eletropaulo Metropolitana, Cl B                      20,000        374,434
                                                                    ------------
   GERMANY - 0.2%
      Volkswagen                                            5,000        391,884
                                                                    ------------
      TOTAL PREFERRED STOCK
         (Cost $606,284)                                                 766,318
                                                                    ------------

--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
   SOUTH KOREA - 0.0%
      KB Financial Group *
         Exercise price 29.95
         Expire 08/17/09                                      777         10,487
                                                                    ------------
      TOTAL RIGHTS
         (Cost $--)                                                       10,487
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
80                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares/Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.1%
--------------------------------------------------------------------------------
      iShares MSCI Brazil Index Fund ETF (A)               10,000   $    576,000
      iShares MSCI Italy Index Fund ETF (A)                30,000        529,500
      Market Vectors Russia (A)                            60,000      1,380,600
      RBC U.S. Government
         Money Market (B)                               2,000,000      2,000,000
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $4,088,680)                                             4,486,100
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.8%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.270%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $6,497,912
         (collateralized by various
         corporate obligations,
         ranging in par value from
         $5,000 - $3,300,002,
         4.250% - 8.750%,
         10/15/09 - 10/30/45,
         total market value $6,822,655)              $  6,497,766      6,497,766
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $2,818,197
         (collateralized by a
         U.S. Treasury Bill obligation,
         par value $2,880,000,
         0.170%, 10/01/09,
         total market value $2,879,172)                 2,818,153      2,818,153
      HSBC Securities (B)
         0.340%, dated 07/31/09,
         matures on 08/03/09, repurchase
         price $15,500,439 (collateralized
         by various corporate obligations,
         ranging in par value from
         $100,000 - $29,268,033,
         0.000% - 6.100%,
         03/15/20 - 07/25/37,
         total market value $16,737,161)               15,500,000     15,500,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $24,815,919)                                           24,815,919
                                                                    ------------
   TOTAL INVESTMENTS - 111.4%
      (Cost $198,503,389)                                            234,030,456
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (11.4)%                         (23,945,429)
                                                                    ------------
   NET ASSETS - 100.0%                                              $210,085,027
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2009 IS $23,425,630.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2009 WERE AS FOLLOWS:

                                        PRINCIPAL                       NET
CONTRACTS                                AMOUNT                     UNREALIZED
TO BUY OR                              COVERED BY                  APPRECIATION
TO SELL                     CURRENCY    CONTRACTS   EXPIRATION    (DEPRECIATION)
--------------------------------------------------------------------------------
  Buy                          AUD        348,647      08/09      $        5,631
  Sell                         CHF     (2,241,937)     08/09             (36,364)
  Buy                          EUR      2,235,142      08/09              37,535
                                                                  --------------
                                                                  $        6,802

ADR    - AMERICAN DEPOSITARY RECEIPT
AUD    - AUSTRALIAN DOLLAR
CHF    - SWISS FRANC
CL     - CLASS
EUR    - EUROPEAN EURO
ETF    - EXCHANGE TRADED FUND
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SDR    - SWEDISH DEPOSITARY RECEIPT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           81
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                        LEVEL 2        LEVEL 3
                                      TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                       VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                       07/31/09          PRICE          INPUTS         INPUTS
                                     -------------   -------------   -------------   ------------
   Common Stock *                    $ 203,951,632   $ 203,951,632   $          --   $         --
   Preferred Stock*                        766,318         766,318              --             --
   Rights*                                  10,487          10,487              --             --
   Registered Investment Companies       4,486,100       4,486,100              --             --
   Repurchase Agreements                24,815,919              --      24,815,919             --
   Foreign Currency Contracts                6,802              --           6,802             --
                                     -------------   -------------   -------------   ------------
Total:                               $ 234,037,258   $ 209,214,537   $  24,822,721   $         --
                                     =============   =============   =============   ============

*     See schedule of investments detail for country breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
82                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.5%
      Kohl's *                                             32,565   $  1,581,031
      Lowe's                                               35,580        799,127
      NIKE, Cl B                                           16,895        956,933
      Nordstrom                                            25,364        670,624
      Staples                                              85,409      1,795,297
      Starwood Hotels & Resorts Worldwide                  23,735        560,383
      Tiffany & Co.                                        19,831        591,559
      Yum! Brands                                          27,020        958,129
                                                                    ------------
                                                                       7,913,083
                                                                    ------------
   CONSUMER STAPLES - 13.6%
      Cadbury PLC, SP ADR                                  16,777        663,195
      Coca-Cola                                            42,650      2,125,676
      CVS Caremark                                         76,712      2,568,318
      Kellogg                                              12,205        579,738
      Kroger                                               28,500        609,330
      Philip Morris International                          57,133      2,662,398
      Procter & Gamble                                     16,810        933,123
      Wal-Mart Stores                                      51,606      2,574,107
                                                                    ------------
                                                                      12,715,885
                                                                    ------------
   ENERGY - 9.6%
      BG Group PLC, SP ADR                                 15,300      1,283,976
      Cameron International *                              22,755        710,639
      Chevron                                               5,839        405,635
      EOG Resources                                         7,600        562,628
      Occidental Petroleum                                 24,002      1,712,303
      Schlumberger                                         32,774      1,753,409
      Suncor Energy                                        24,640        800,307
      XTO Energy                                           41,765      1,680,206
                                                                    ------------
                                                                       8,909,103
                                                                    ------------
   FINANCIALS - 3.5%
      American Express                                     26,831        760,122
      Goldman Sachs Group                                  10,910      1,781,603
      Invesco                                              38,445        759,289
                                                                    ------------
                                                                       3,301,014
                                                                    ------------
   HEALTH CARE - 13.5%
      Abbott Laboratories                                  28,411      1,278,211
      Baxter International                                 25,160      1,418,269
      Genzyme *                                            16,750        869,158
      Hospira *                                            29,670      1,140,218
      Johnson & Johnson                                    35,958      2,189,483
      Laboratory Corporation
         of America Holdings *                              7,015        471,338
      Merck                                                46,430      1,393,364
      Thermo Fisher Scientific *                           24,090      1,090,795
      Wyeth                                                46,475      2,163,411
      Zimmer Holdings *                                    13,140        612,324
                                                                    ------------
                                                                      12,626,571
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 10.5%
      3M                                                   13,105   $    924,165
      Burlington Northern Santa Fe                         17,675      1,389,078
      Danaher                                              30,973      1,896,786
      Deere                                                18,255        798,474
      Donaldson                                            27,330      1,038,813
      Emerson Electric                                     30,816      1,121,086
      Expeditors International Washington                  46,407      1,574,589
      Rockwell Collins                                     25,460      1,074,412
                                                                    ------------
                                                                       9,817,403
                                                                    ------------
   INFORMATION TECHNOLOGY - 29.3%
      Accenture, Cl A                                      14,465        507,288
      Apple *                                              17,155      2,802,955
      Applied Materials                                    58,799        811,426
      Automatic Data Processing                            21,612        805,047
      Cisco Systems *                                     188,959      4,158,987
      Citrix Systems *                                     38,830      1,382,348
      EMC *                                                33,760        508,426
      Google, Cl A *                                        7,051      3,123,946
      Intel                                               122,856      2,364,978
      Linear Technology                                    48,860      1,312,868
      Microsoft                                           124,174      2,920,572
      Oracle                                              121,338      2,685,210
      Paychex                                              37,629        997,169
      QUALCOMM                                             37,835      1,748,355
      Riverbed Technology *                                28,990        580,090
      Varian Semiconductor
         Equipment Associates *                            19,235        616,289
                                                                    ------------
                                                                      27,325,954
                                                                    ------------
   MATERIALS - 7.7%
      Ecolab                                               33,460      1,388,925
      Monsanto                                             28,163      2,365,692
      Praxair                                              33,688      2,633,728
      Weyerhaeuser                                         23,515        823,966
                                                                    ------------
                                                                       7,212,311
                                                                    ------------
   UTILITIES - 2.5%
      Cleco                                                34,905        826,899
      ITC Holdings                                         10,796        514,969
      Questar                                              18,255        603,693
      Wisconsin Energy                                      9,585        411,867
                                                                    ------------
                                                                       2,357,428
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $90,057,357)                                           92,178,752
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           83
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             825,050   $    825,050
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $825,050)                                                 825,050
                                                                    ------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $90,882,407)                                              93,003,802
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                                364,219
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 93,368,021
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                              LEVEL 2       LEVEL 3
                               TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                07/31/09        PRICE         INPUTS         INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $ 93,003,802   $ 93,003,802   $        --   $         --
                              ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
84                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.6%
      Aeropostale *                                        41,300   $  1,503,320
      Big Lots *                                           27,300        628,992
      Chipotle Mexican Grill, Cl A *                        8,600        806,938
      Coach                                                55,300      1,636,327
      Comcast, Cl A                                        45,900        682,074
      DIRECTV Group *                                      69,800      1,807,820
      Gap                                                  47,000        767,040
      Garmin                                               52,700      1,457,682
      Netflix *                                            25,200      1,107,288
      Polo Ralph Lauren                                    17,200      1,084,460
      Shaw Communications, Cl B                            63,900      1,120,167
      Time Warner                                          43,266      1,153,471
      Time Warner Cable                                    10,860        359,032
      TJX Companies                                        48,100      1,742,663
                                                                    ------------
                                                                      15,857,274
                                                                    ------------
   CONSUMER STAPLES - 5.9%
      Archer-Daniels-Midland                               25,000        753,000
      BJ's Wholesale Club *                                16,400        546,940
      ConAgra Foods                                        95,300      1,870,739
      Herbalife                                            38,300      1,317,903
      Kroger                                               37,000        791,060
      Pepsi Bottling Group                                 31,000      1,052,450
      Procter & Gamble                                     25,000      1,387,750
      Safeway                                              27,800        526,254
      Sara Lee                                            125,800      1,338,512
      Sysco                                                57,100      1,356,696
                                                                    ------------
                                                                      10,941,304
                                                                    ------------
   ENERGY - 18.7%
      Chevron                                             106,000      7,363,820
      ConocoPhillips                                       96,400      4,213,644
      Exxon Mobil                                         168,000     11,825,520
      Marathon Oil                                         84,200      2,715,450
      Murphy Oil                                           23,300      1,356,060
      Occidental Petroleum                                 10,900        777,606
      Patterson-UTI Energy                                114,700      1,584,007
      Southern Union                                       63,400      1,228,692
      Sunoco                                               63,700      1,572,753
      Valero Energy                                       113,600      2,044,800
                                                                    ------------
                                                                      34,682,352
                                                                    ------------
   FINANCIALS - 22.3%
      Aflac                                                23,000        870,780
      Allstate                                             71,000      1,910,610
      American Financial Group                             65,700      1,602,423
      Ameriprise Financial                                 58,600      1,629,080
      Assurant                                             35,200        898,304
      Axis Capital Holdings                                46,000      1,309,160
      Bank of New York Mellon                              29,100        795,594

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      BB&T                                                 56,900   $  1,301,872
      Chubb                                                48,700      2,248,966
      Cincinnati Financial                                 30,500        736,575
      Credicorp                                            23,400      1,560,780
      Endurance Specialty Holdings                         51,200      1,708,544
      Federated Investors, Cl B                            27,400        710,482
      Franklin Resources                                   25,300      2,243,604
      Goldman Sachs Group                                  10,900      1,779,970
      Hudson City Bancorp                                 128,700      1,809,522
      JPMorgan Chase                                       63,300      2,446,545
      Knight Capital Group, Cl A *                         38,400        713,088
      Lincoln National                                     24,000        508,560
      Moody's                                              64,300      1,526,482
      New York Community Bancorp                           52,900        578,726
      NYSE Euronext                                        54,600      1,471,470
      Odyssey Re Holdings                                  14,600        674,520
      Platinum Underwriters Holdings                       32,300      1,090,125
      Progressive                                          54,400        847,552
      T. Rowe Price Group                                  36,600      1,709,586
      Travelers                                            63,600      2,739,252
      Unum Group                                           42,800        803,356
      W.R. Berkley                                         50,200      1,166,146
      Wells Fargo                                          84,400      2,064,424
                                                                    ------------
                                                                      41,456,098
                                                                    ------------
   HEALTH CARE - 10.4%
      AMERIGROUP *                                         28,100        693,508
      AmerisourceBergen                                    86,000      1,695,920
      Amgen *                                              34,300      2,137,233
      Endo Pharmaceuticals Holdings *                      35,300        741,653
      Forest Laboratories *                                27,900        720,657
      Health Net *                                         45,400        614,262
      Johnson & Johnson                                    29,500      1,796,255
      Lincare Holdings *                                    4,900        128,282
      McKesson                                             32,900      1,682,835
      Pfizer                                              289,500      4,611,735
      UnitedHealth Group                                   55,800      1,565,748
      WellPoint *                                          56,400      2,968,896
                                                                    ------------
                                                                      19,356,984
                                                                    ------------
   INDUSTRIAL - 8.9%
      Boeing                                               16,500        708,015
      Copa Holdings, Cl A                                  26,500      1,074,310
      Cummins                                              19,400        834,394
      Dover                                                32,800      1,115,528
      Gardner Denver *                                     35,800      1,045,002
      General Electric                                     56,000        750,400
      Goodrich                                             19,300        991,248
      Joy Global                                           25,100        933,218
      KBR                                                  38,500        815,815

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           85
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      L-3 Communications Holdings, Cl 3                    12,100   $    913,550
      Northrop Grumman                                     42,800      1,908,024
      Owens Corning *                                      31,000        569,780
      Raytheon                                             39,000      1,831,050
      Tyco International                                   56,600      1,710,452
      Union Pacific                                        23,500      1,351,720
                                                                    ------------
                                                                      16,552,506
                                                                    ------------
   INFORMATION TECHNOLOGY - 7.2%
      Computer Sciences *                                  19,000        915,230
      Compuware *                                         110,900        812,897
      Google, Cl A *                                        1,700        753,185
      Ingram Micro, Cl A *                                 91,400      1,537,348
      Intel                                                39,300        756,525
      Microsoft                                            66,600      1,566,432
      NeuStar, Cl A *                                      63,700      1,444,716
      Seagate Technology                                   67,500        812,700
      Sybase *                                             29,600      1,059,680
      Symantec *                                          103,300      1,542,269
      Texas Instruments                                    79,600      1,914,380
      Visa, Cl A                                            3,200        209,472
                                                                    ------------
                                                                      13,324,834
                                                                    ------------
   MATERIALS - 3.1%
      Ball                                                 17,700        855,972
      Bemis                                                53,900      1,418,648
      Lubrizol                                             31,600      1,830,588
      Owens-Illinois *                                     24,100        817,954
      Reliance Steel & Aluminum                            22,900        771,959
                                                                    ------------
                                                                       5,695,121
                                                                    ------------
   TELECOMMUNICATION SERVICES - 6.1%
      AT&T                                                258,000      6,767,340
      Telephone & Data Systems                             34,500        888,030
      Verizon Communications                              114,200      3,662,394
                                                                    ------------
                                                                      11,317,764
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 7.6%
      AES *                                                68,100   $    870,999
      Alliant Energy                                       45,100      1,179,816
      DTE Energy                                           43,200      1,488,672
      Edison International                                 54,500      1,761,440
      Energen                                              18,500        764,420
      Mirant *                                             86,100      1,554,966
      NRG Energy *                                         32,600        887,046
      NV Energy                                           116,600      1,340,900
      Public Service Enterprise Group                      69,700      2,261,765
      Sempra Energy                                        39,600      2,076,228
                                                                    ------------
                                                                      14,186,252
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $193,615,632)                                         183,370,489
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.190% dated 07/31/09,
         matures on 08/03/09,
         repurchase price $2,002,575
         (collateralized by a
         U.S. Treasury Bill obligation,
         par value $2,045,000, 0.170%,
         10/01/09, total market value
         $2,044,412)                                 $  2,002,543      2,002,543
                                                                    ------------
         TOTAL REPURCHASE AGREEMENT
         (Cost $2,002,543)                                             2,002,543
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $195,618,175)                                            185,373,032
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                226,769
                                                                    ------------
   NET ASSETS - 100.0%                                              $185,599,801
                                                                    ============

--------------------------------------------------------------------------------
*   NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL  - CLASS

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                            LEVEL 2        LEVEL 3
                           TOTAL FAIR        LEVEL 1      SIGNIFICANT   SIGNIFICANT
                            VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                            07/31/09         PRICE          INPUTS         INPUTS
                          -------------   -------------   -----------   ------------
   Common Stock *         $ 183,370,489   $ 183,370,489   $        --   $         --
   Repurchase Agreement       2,002,543              --     2,002,543             --
                          -------------   -------------   -----------   ------------
Total:                    $ 185,373,032   $ 183,370,489   $ 2,002,543   $         --
                          =============   =============   ===========   ============

*    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
86                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.9%+
--------------------------------------------------------------------------------
   HEALTH CARE - 20.0%
      Amgen *                                              70,450   $  4,389,739
      AstraZeneca PLC, SP ADR                              70,450      3,271,698
      Biogen Idec *                                        70,450      3,349,897
      Biovail                                              70,450        943,326
      Boston Scientific *                                  70,450        756,633
      Bristol-Myers Squibb                                 70,450      1,531,583
      CONMED *                                             70,450      1,238,511
      Genzyme *                                            70,450      3,655,650
      Kinetic Concepts *                                   70,450      2,227,629
      Medtronic                                            70,450      2,495,339
      Millipore *                                          70,450      4,903,320
      Novartis AG, ADR                                     70,450      3,213,929
      St. Jude Medical *                                   70,450      2,656,670
      Thermo Fisher Scientific *                           70,450      3,189,976
      ViroPharma *                                         70,450        519,217
                                                                    ------------
                                                                      38,343,117
                                                                    ------------
   INDUSTRIAL - 6.4%
      Goodrich                                             70,450      3,618,312
      Lockheed Martin                                      70,450      5,266,842
      Raytheon                                             70,450      3,307,628
                                                                    ------------
                                                                      12,192,782
                                                                    ------------
   INFORMATION TECHNOLOGY - 72.6%
      ADC Telecommunications *                             70,450        512,876
      Adobe Systems *                                      70,450      2,283,989
      Agilent Technologies *                               70,450      1,635,849
      Altera                                               70,450      1,316,710
      Amdocs *                                             70,450      1,685,164
      Analog Devices                                       70,450      1,928,216
      Apple *                                              70,450     11,510,825
      Applied Materials                                    70,450        972,210
      Arris Group *                                        70,450        858,081
      Autodesk *                                           70,450      1,536,514
      Automatic Data Processing                            70,450      2,624,262
      BMC Software *                                       70,450      2,397,413
      Broadcom, Cl A *                                     70,450      1,988,803
      CA                                                   70,450      1,489,313
      Check Point Software Technologies *                  70,450      1,880,311
      Ciena *                                              70,450        786,222
      Cisco Systems *                                      70,450      1,550,604
      Citrix Systems *                                     70,450      2,508,020
      Computer Sciences *                                  70,450      3,393,576
      Compuware *                                          70,450        516,398
      Comtech Telecommunications *                         70,450      2,245,241
      Corning                                              70,450      1,197,650
      Cypress Semiconductor *                              70,450        748,179
      Dell *                                               70,450        942,621
      Digital River *                                      70,450      2,490,407
      DST Systems *                                        70,450      3,123,048

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      eBay *                                               70,450   $  1,497,062
      EMC *                                                70,450      1,060,977
      Emulex *                                             70,450        643,208
      F5 Networks *                                        70,450      2,615,104
      Harmonic *                                           70,450        488,218
      Harris                                               70,450      2,205,789
      Hewlett-Packard                                      70,450      3,050,485
      Intel                                                70,450      1,356,162
      InterDigital *                                       70,450      2,086,024
      International Business Machines                      70,450      8,308,168
      Ixia *                                               70,450        531,193
      j2 Global Communications *                           70,450      1,690,096
      JDS Uniphase *                                       70,450        412,837
      Juniper Networks *                                   70,450      1,840,858
      KLA-Tencor                                           70,450      2,245,946
      Lam Research *                                       70,450      2,117,727
      Linear Technology                                    70,450      1,892,992
      LSI *                                                70,450        364,931
      McAfee *                                             70,450      3,140,661
      MEMC Electronic Materials *                          70,450      1,241,329
      Microsoft                                            70,450      1,656,984
      Motorola                                             70,450        504,422
      National Semiconductor                               70,450      1,060,977
      NetApp *                                             70,450      1,582,307
      Nokia, SP ADR                                        70,450        939,803
      Novell *                                             70,450        322,661
      Novellus Systems *                                   70,450      1,378,707
      Open Text *                                          70,450      2,654,556
      Oracle                                               70,450      1,559,059
      Parametric Technology *                              70,450        909,510
      Polycom *                                            70,450      1,673,188
      Progress Software *                                  70,450      1,594,284
      QLogic *                                             70,450        919,373
      QUALCOMM                                             70,450      3,255,495
      RealNetworks *                                       70,450        204,305
      Red Hat *                                            70,450      1,608,374
      SAP, ADR                                             70,450      3,328,763
      Seagate Technology                                   70,450        848,218
      SonicWALL *                                          70,450        534,716
      Standard Microsystems *                              70,450      1,634,440
      Sun Microsystems *                                   70,450        646,027
      Sybase *                                             70,450      2,522,110
      Symantec *                                           70,450      1,051,819
      Synopsys *                                           70,450      1,407,591
      Tellabs *                                            70,450        408,610
      Teradata *                                           70,450      1,730,957
      Teradyne *                                           70,450        555,146
      Texas Instruments                                    70,450      1,694,323
      VASCO Data Security International *                  70,450        528,375
      VeriSign *                                           70,450      1,439,998

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            87
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Websense *                                           70,450   $  1,042,660
      Western Digital *                                    70,450      2,131,113
      Xerox Corp                                           70,450        576,986
      Xilinx                                               70,450      1,528,061
      Yahoo! *                                             70,450      1,008,844
                                                                    ------------
                                                                     139,355,031
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.9%
      Telephone & Data Systems                             70,450      1,813,383
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $176,913,859)                                         191,704,313
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management Plus                        406,530   $    406,530
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $406,530)                                                 406,530
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $177,320,389)                                            192,110,843
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (148,503)
                                                                    ------------
   NET ASSETS - 100.0%                                              $191,962,340
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                LEVEL 2       LEVEL 3
                                TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                 07/31/09         PRICE          INPUTS        INPUTS
                              -------------   -------------   -----------   ------------
Investments in Securities *   $ 192,110,843   $ 192,110,843   $        --   $         --
                              =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
88                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.1%
      AFC Enterprises *                                    33,500   $    248,905
      Big 5 Sporting Goods                                 11,000        143,000
      Bob Evans Farms                                       2,200         63,844
      Cabela's *                                           10,400        168,584
      Callaway Golf                                         8,400         53,508
      Cheesecake Factory *                                  5,600        108,472
      CKE Restaurants                                       8,300         73,455
      Columbia Sportswear                                   4,200        148,722
      Core-Mark Holding *                                   7,800        209,508
      Cracker Barrel Old Country Store                      6,600        190,476
      Harte-Hanks                                          14,400        155,808
      HOT Topic *                                          21,400        165,422
      Landry's Restaurants *                                8,600         77,056
      Men's Wearhouse                                       4,900        105,889
      Oxford Industries                                     4,900         67,179
      RC2 *                                                 1,300         19,851
      Red Robin Gourmet Burgers *                           4,100         76,752
      Regis                                                11,800        161,188
      Rent-A-Center *                                      15,900        330,084
      Stamps.com *                                          9,900         85,437
      Steiner Leisure * ++                                  2,200         69,762
      Texas Roadhouse *                                     8,800         97,944
      Tractor Supply *                                      2,500        119,925
                                                                    ------------
                                                                       2,940,771
                                                                    ------------
   CONSUMER STAPLES - 2.7%
      Fresh Del Monte Produce * ++                          3,600         77,076
      Pantry *                                             11,200        196,560
      United Natural Foods *                                4,900        132,447
      Zhongpin * ++                                        16,100        193,683
                                                                    ------------
                                                                         599,766
                                                                    ------------
   ENERGY - 3.2%
      Alon USA Energy                                       4,600         46,138
      Basic Energy Services *                               9,100         61,425
      Cal Dive International *                             13,700        122,341
      Complete Production Services *                        9,600         79,296
      Knightsbridge Tankers ++                             11,200        176,176
      Western Refining *                                   10,500         68,355
      World Fuel Services                                   3,800        166,668
                                                                    ------------
                                                                         720,399
                                                                    ------------
   FINANCIALS - 16.9%
      Agree Realty REIT                                     5,200        101,504
      Aspen Insurance Holdings ++                           4,400        109,428
      Bank Mutual                                           9,500         93,480
      BioMed Realty Trust REIT                             17,000        198,560

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Cousins Properties REIT                              18,500   $    159,470
      Delphi Financial Group, Cl A                          2,800         66,724
      DiamondRock Hospitality REIT                         28,000        189,280
      Dollar Financial *                                    9,700        152,290
      Encore Capital Group *                                8,900        110,004
      First Bancorp/ Puerto Rico ++                        28,600         88,660
      First Cash Financial Services *                       6,100        114,680
      First Financial Holdings                              8,100        115,992
      Hallmark Financial Services *                        10,400         68,224
      Home Federal Bancorp                                  9,600        109,344
      Horace Mann Educators                                 9,000        102,150
      Infinity Property & Casualty                          2,300         95,542
      MFA Financial REIT                                   11,900         88,060
      Montpelier Re Holdings ++                             6,200         97,216
      Nelnet, Cl A *                                        6,900         98,601
      Ocwen Financial *                                     6,300         89,775
      Oriental Financial Group                             10,000        141,100
      Penson Worldwide *                                   12,300        143,541
      PHH *                                                 6,100        111,813
      Platinum Underwriters Holdings ++                     6,200        209,250
      Selective Insurance Group                            10,900        162,846
      Sovran Self Storage REIT                              4,500        121,140
      Stewart Information Services                          6,100         83,997
      Sun Bancorp *                                        13,545         60,546
      Sunstone Hotel Investors REIT                        16,900         93,964
      TradeStation Group *                                  7,400         55,426
      United Bankshares                                     3,400         68,884
      Wilshire Bancorp                                     19,300        142,048
      Wintrust Financial                                    5,400        141,210
                                                                    ------------
                                                                       3,784,749
                                                                    ------------
   HEALTH CARE - 14.4%
      Align Technology *                                    8,100         88,371
      Alkermes *                                           18,400        189,888
      Arena Pharmaceuticals *                              25,700        131,070
      Centene *                                            13,400        258,754
      Chemed                                                2,200         97,020
      CONMED *                                              7,800        137,124
      Gentiva Health Services *                             5,700        121,296
      Greatbatch *                                          7,200        158,688
      Healthspring *                                        6,800         85,884
      Invacare                                              6,500        132,600
      Kindred Healthcare *                                  7,200        101,088
      Medarex *                                            18,700        296,769
      Medicis Pharmaceutical, Cl A                          7,500        128,400
      Molina Healthcare *                                   5,600        126,280
      Odyssey HealthCare *                                 12,600        146,790
      Par Pharmaceutical *                                 12,400        201,004

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          WWW.HIGHMARKFUNDS.COM                               89
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      PAREXEL International *                               9,000   $    139,230
      PDL BioPharma                                         8,800         72,424
      RehabCare Group *                                     6,100        146,766
      Sirona Dental Systems *                               6,300        163,737
      STERIS                                                6,900        193,752
      ViroPharma *                                         13,400         98,758
                                                                    ------------
                                                                       3,215,693
                                                                    ------------
   INDUSTRIAL - 16.6%
      AAR *                                                 5,800        110,954
      Actuant, Cl A                                        17,800        228,552
      Administaff                                           5,400        135,324
      Alaska Air Group *                                    4,600        106,076
      AMERCO *                                              3,100        139,128
      American Railcar Industries                          17,700        146,733
      American Reprographics *                             16,300        140,995
      AO Smith                                              5,400        210,816
      Atlas Air Worldwide Holdings *                        3,600         89,856
      Beacon Roofing Supply *                               7,300        122,421
      CDI                                                   8,700        110,490
      Deluxe                                               10,200        159,630
      Dycom Industries *                                    8,300        105,659
      EMCOR Group *                                        10,900        262,908
      Federal Signal                                       10,900         96,574
      Gibraltar Industries                                  6,400         49,728
      Granite Construction                                  4,100        138,908
      H&E Equipment Services *                             13,300        141,512
      Herman Miller                                         3,900         64,779
      Houston Wire & Cable                                  8,500         91,375
      Knoll                                                24,400        238,876
      PowerSecure International *                          30,600        185,130
      Saia *                                                8,200        148,092
      School Specialty *                                    4,100         91,717
      Spherion *                                           19,400        106,700
      Triumph Group                                         3,700        147,778
      United Stationers *                                   3,100        143,902
                                                                    ------------
                                                                       3,714,613
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.7%
      Acxiom                                               10,700        103,255
      Anaren *                                              7,700        138,446
      ATMI *                                               12,800        232,832
      Avocent *                                             8,100        125,631
      Benchmark Electronics *                               3,600         56,880
      Black Box                                             4,300        118,121
      CACI International, Cl A *                            2,400        110,880
      CPI International *                                   8,400         80,220
      CSG Systems International *                           3,900         65,052
      CTS                                                  13,000        109,590
      Fair Isaac                                            6,800        130,492

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Insight Enterprises *                                 5,000   $     51,500
      IXYS                                                  7,900         61,067
      Kenexa *                                             15,200        185,440
      Manhattan Associates *                               16,100        297,850
      Micrel                                               14,900        116,518
      Multi-Fineline Electronix *                           5,400        123,066
      NETGEAR *                                             6,300        107,163
      OmniVision Technologies *                            15,100        199,773
      Palm *                                               10,800        169,884
      PC Mall *                                            10,800         93,852
      Plexus *                                              5,900        151,571
      Progress Software *                                   3,700         83,731
      Silicon Image *                                      16,300         39,935
      Sybase *                                             10,800        386,640
      SYNNEX *                                              8,900        252,938
      TeleTech Holdings *                                   7,300        122,056
      TIBCO Software *                                     45,500        397,215
      VistaPrint * ++                                       2,000         82,500
      Wright Express *                                      3,000         84,840
      Zoran *                                              11,100        127,872
                                                                    ------------
                                                                       4,406,810
                                                                    ------------
   MATERIALS - 3.5%
      Buckeye Technologies *                               16,700        106,045
      Bway Holding *                                        5,200         82,680
      Minerals Technologies                                 2,200         95,634
      NewMarket                                             2,100        158,865
      Schweitzer-Mauduit International                     10,800        353,160
                                                                    ------------
                                                                         796,384
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.6%
      General Communication, Cl A *                        27,500        188,376
      iPCS *                                                6,300        113,463
      Syniverse Holdings *                                  6,200        108,686
      USA Mobility                                         12,800        172,800
                                                                    ------------
                                                                         583,325
                                                                    ------------
   UTILITIES - 2.1%
      El Paso Electric *                                    7,800        117,858
      Nicor                                                 5,700        207,708
      NorthWestern                                          2,700         65,340
      Portland General Electric                             4,200         79,926
                                                                    ------------
                                                                         470,832
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $22,162,261)                                           21,233,342
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
90                                  1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $532,048
         (collateralized by
         U.S. Treasury Bill obligation,
         par value $545,000, 0.170%,
         10/01/09, total market value
         $544,843)                                   $    532,040   $    532,040
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $532,040)                                                 532,040
                                                                    ------------
   TOTAL INVESTMENTS - 97.2%
      (Cost $22,694,301)                                              21,765,382
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 2.8%                                632,703
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 22,398,085
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
*    NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THIS SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2009 IS AS FOLLOWS:

TYPE OF                               NUMBER OF     EXPIRATION      UNREALIZED
CONTRACT                              CONTRACTS        DATE        APPRECIATION
--------------------------------------------------------------------------------
Russell 2000
   Mini Index Future                     10       September 2009      $ 27,930

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                           LEVEL 2       LEVEL 3
                           TOTAL FAIR        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                            VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                            07/31/09          PRICE        INPUTS         INPUTS
                          -------------   ------------   -----------   ------------
   Common Stock *         $ 21,233,342    $ 21,233,342   $        --   $         --
   Repurchase Agreement         532,040             --       532,040             --
   Futures Contracts             27,930         27,930            --             --
                          -------------   ------------   -----------   ------------
Total:                    $  21,793,312   $ 21,261,272   $   532,040   $         --
                          =============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               WWW.HIGHMARKFUNDS.COM                          91
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.3%
      American Greetings, Cl A (A)                         61,500   $    969,855
      Arctic Cat                                          109,238        672,906
      Blyth                                                15,275        648,118
      Bob Evans Farms                                      32,200        934,444
      Callaway Golf (A)                                    60,700        386,659
      Cracker Barrel Old Country Store (A)                 22,000        634,920
      Ethan Allen Interiors (A)                            28,700        365,351
      Harman International Industries (A)                  16,300        402,284
      Hooker Furniture                                     55,500        762,015
      Journal Communications, Cl A (A)                    204,900        569,622
      Landry's Restaurants * (A)                           11,200        100,352
      O'Charleys                                           31,500        327,285
      Polaris Industries (A)                               25,100        950,537
      RadioShack (A)                                       53,200        825,132
      Rent-A-Center *                                      20,600        427,656
      Ruby Tuesday *                                       98,500        736,780
      Stage Stores                                         73,400        916,032
      Standard Motor Products (A)                          89,000        994,130
                                                                    ------------
                                                                      11,624,078
                                                                    ------------
   CONSUMER STAPLES - 3.9%
      Cal-Maine Foods (A)                                  15,000        441,450
      Corn Products International                          22,000        616,000
      Del Monte Foods                                      34,800        336,168
      Fresh Del Monte Produce * ++                         31,200        667,992
      Nash Finch (A)                                        6,200        190,340
      Universal                                            19,000        723,330
                                                                    ------------
                                                                       2,975,280
                                                                    ------------
   ENERGY - 3.6%
      Allis-Chalmers Energy * (A)                          34,400         79,120
      Holly                                                19,500        414,765
      Oil States International * (A)                       13,900        376,968
      Overseas Shipholding Group (A)                       16,000        549,600
      SEACOR Holdings * (A)                                 8,500        675,580
      Tesoro (A)                                           27,100        354,739
      Walter Energy                                         6,000        296,160
                                                                    ------------
                                                                       2,746,932
                                                                    ------------
   FINANCIALS - 28.8%
      Allied World Assurance
         Company Holdings ++                                7,000        304,220
      American Equity
         Investment Life Holding                           41,200        298,288
      Anthracite Capital REIT (A)                         149,300         86,594
      Anworth Mortgage Asset REIT                          40,200        303,108
      Astoria Financial                                    50,500        490,355
      Banco Latinoamericano de
         Exportaciones, Cl E ++                            58,500        752,895
      Bank of the Ozarks (A)                               13,000        328,640
      Capstead Mortgage REIT                               58,000        774,880

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Cathay General Bancorp (A)                           15,200   $    138,624
      CBL & Associates Properties REIT (A)                 12,245         72,735
      Cedar Shopping Centers REIT                          51,400        272,934
      Citizens Republic Bancorp *                               1              1
      CNA Surety *                                         19,500        306,540
      Dime Community Bancshares                            27,200        327,488
      Encore Capital Group * (A)                           38,800        479,568
      Evercore Partners, Cl A (A)                          12,000        236,040
      Federated Investors, Cl B (A)                        17,500        453,775
      Financial Federal                                    15,000        304,200
      First Bancorp                                        38,629        703,434
      First BanCorp/ Puerto Rico (A)                       54,100        167,710
      First Financial Holdings                             11,000        157,520
      FirstMerit                                           18,636        348,120
      GFI Group                                            92,900        599,205
      Great Southern Bancorp (A)                           20,400        428,400
      Harleysville Group                                   14,600        452,892
      Hercules Technology Growth Capital (A)               55,651        544,823
      Horace Mann Educators                                57,600        653,760
      HRPT Properties Trust REIT                          177,300        854,586
      Huntington Bancshares (A)                            67,400        275,666
      Independent Bank (A)                                 49,665         86,914
      Infinity Property & Casualty (A)                      6,500        270,010
      Integra Bank                                         51,000         79,560
      International Bancshares (A)                         25,700        338,726
      IPC Holdings ++                                      25,200        729,288
      M&T Bank (A)                                          6,436        375,348
      Medical Properties Trust REIT (A)                    91,200        638,400
      Montpelier Re Holdings ++                            49,900        782,432
      Odyssey Re Holdings                                   6,200        286,440
      One Liberty Properties REIT (A)                      50,177        318,625
      Oriental Financial Group                             79,300      1,118,923
      Pacific Capital Bancorp N.A. (A)                     30,400         64,448
      Presidential Life                                    60,400        539,976
      RAIT Financial Trust REIT (A)                        38,200         45,840
      Republic Bancorp, Cl A (A)                           20,218        487,456
      Safety Insurance Group                               18,200        587,132
      SeaBright Insurance Holdings *                       22,600        219,672
      Selective Insurance Group                            32,800        490,032
      Sierra Bancorp (A)                                   18,000        249,660
      StanCorp Financial Group                             25,400        874,268
      Sunstone Hotel Investors REIT (A)                    85,748        476,759
      TCF Financial (A)                                    34,300        485,002
      UCBH Holdings (A)                                    64,100         77,561
      Walter Investment Management REIT *                   2,191         29,469
      Webster Financial (A)                                63,500        718,185
      Whitney Holding (A)                                  24,400        213,744
      Zenith National Insurance                             8,900        212,443
                                                                    ------------
                                                                      21,913,314
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
92                               1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 6.8%
      Endo Pharmaceuticals Holdings *                      17,500   $    367,675
      Kindred Healthcare * (A)                             23,400        328,536
      Kinetic Concepts * (A)                               27,600        872,712
      Lincare Holdings *                                   12,300        322,014
      Lumenis * ++                                             13             --
      Medicis Pharmaceutical, Cl A (A)                     17,000        291,040
      Noven Pharmaceuticals * (A)                          45,000        741,600
      Par Pharmaceutical * (A)                             29,900        484,679
      PDL BioPharma (A)                                    56,000        460,880
      Universal American *                                 39,850        362,635
      Universal Health Services, Cl B                      16,800        934,248
                                                                    ------------
                                                                       5,166,019
                                                                    ------------
   INDUSTRIAL - 15.9%
      Alaska Air Group * (A)                               10,400        239,824
      AO Smith                                             22,800        890,112
      Applied Industrial Technologies                      31,400        694,568
      Arkansas Best (A)                                     5,942        169,228
      Crane                                                16,600        352,252
      Deluxe                                               46,200        723,030
      Dycom Industries *                                   64,800        824,904
      EMCOR Group *                                        17,400        419,688
      Ennis                                                44,500        655,485
      EnPro Industries *                                   26,500        472,230
      Genco Shipping & Trading (A)                         13,900        332,349
      Hubbell, Cl B                                        25,000        933,000
      Kelly Services, Cl A                                 27,500        323,400
      Ladish *                                             34,400        378,400
      Mueller Industries                                   15,600        370,656
      NACCO Industries, Cl A                               13,100        551,379
      Pacer International                                  72,900        180,792
      PAM Transportation Services *                        43,452        299,384
      Regal-Beloit (A)                                      8,600        398,696
      Ryder System (A)                                     19,100        670,983
      Saia *                                               19,300        348,558
      Seaboard                                                150        164,250
      Spherion *                                          130,900        719,950
      Steelcase, Cl A                                      52,300        382,836
      Timken                                               24,000        489,120
      United Rentals *                                     18,264        136,432
                                                                    ------------
                                                                      12,121,506
                                                                    ------------
   INFORMATION TECHNOLOGY - 14.9%
      3Com *                                              109,200        411,684
      Arris Group * (A)                                    47,800        582,204
      Benchmark Electronics *                              42,300        668,340
      Black Box                                             9,123        250,609
      CIBER *                                             121,000        400,510

--------------------------------------------------------------------------------
Description                                               Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Convergys *                                          64,000   $    685,440
      CSG Systems International * (A)                      30,300        505,404
      CTS                                                  82,200        692,946
      Entegris * (A)                                      116,600        434,918
      Gerber Scientific *                                  96,700        302,671
      Imation (A)                                          37,800        343,224
      JDA Software Group *                                 40,400        832,644
      Kenexa * (A)                                         50,600        617,320
      Mentor Graphics * (A)                                22,600        156,844
      Methode Electronics                                  91,900        696,602
      Micrel                                               43,200        337,824
      Multi-Fineline Electronix *                          32,243        734,818
      NCR *                                                41,600        538,304
      Quantum * (A)                                       573,000        527,160
      Silicon Image *                                      81,100        198,695
      TNS *                                                15,800        362,294
      United Online (A)                                   118,800      1,090,584
                                                                    ------------
                                                                      11,371,039
                                                                    ------------
   MATERIALS - 6.2%
      Carpenter Technology                                 23,800        444,822
      Ferro (A)                                            40,900        203,273
      Glatfelter                                           73,200        757,620
      NewMarket                                            11,100        839,715
      Olin                                                 24,300        335,097
      OM Group *                                           11,100        373,626
      Schulman A                                           17,600        375,056
      Spartech                                             83,200      1,040,000
      Worthington Industries (A)                           25,900        342,398
                                                                    ------------
                                                                       4,711,607
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.6%
      Cincinnati Bell *                                   145,900        456,667
      Frontier Communications                                   1              7
                                                                    ------------
                                                                         456,674
                                                                    ------------
   UTILITIES - 3.6%
      Energen                                              11,700        483,444
      Nicor                                                 9,300        338,892
      NorthWestern (A)                                     21,500        520,300
      NV Energy                                            22,800        262,200
      Portland General Electric (A)                        41,700        793,551
      Unisource Energy (A)                                 13,600        375,360
                                                                    ------------
                                                                       2,773,747
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $107,563,846)                                          75,860,196
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           93
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
      RBC U.S. Government
         Money Market Fund (B)                          2,000,000   $  2,000,000
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,000,000)                                             2,000,000
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 28.0%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.270%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $6,394,080
         (collateralized by various
         corporate obligations, ranging
         in par value from
         $5,000 - $3,300,002,
         4.250% - 8.750%,
         10/15/09 - 10/30/45,
         total market value $6,713,633)              $  6,393,936      6,393,936
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $432,638
         (collateralized by a
         U.S. Treasury Bill obligation,
         par value $445,000,
         0.170%, 10/01/09,
         total market value $444,871)                     432,631        432,631

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      HSBC Securities (B)
         0.340%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $14,500,411
         (collateralized by various
         corporate obligations,
         ranging in par value from
         $100,000 - $29,268,033,
         0.000% - 6.100%,
         03/15/20 - 07/25/37,
         total market value $15,657,344)             $ 14,500,000   $ 14,500,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $21,326,567)                                           21,326,567
                                                                    ------------
   TOTAL INVESTMENTS - 130.2%
      (Cost $130,890,413)                                             99,186,763
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (30.2)%                         (22,990,978)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 76,195,785
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2009 IS $22,057,624.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/09        PRICE          INPUTS         INPUTS
                                   ------------   ------------   ------------   ------------
   Common Stock *                  $ 75,860,196   $ 75,860,196   $         --   $         --
   Registered Investment Company      2,000,000      2,000,000             --             --
   Repurchase Agreements             21,326,567             --     21,326,567             --
                                   ------------   ------------   ------------   ------------
Total:                             $ 99,186,763   $ 77,860,196   $ 21,326,567   $         --
                                   ============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
94                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.1%
      Autoliv                                              54,000   $  1,933,740
      Comcast, Cl A                                       346,500      4,847,535
      Home Depot                                          171,435      4,447,024
      McDonald's                                           12,625        695,133
      McGraw-Hill                                         155,000      4,859,250
      News, Cl A                                          438,700      4,531,771
      Pulte Homes                                         170,000      1,932,900
      Starwood Hotels & Resorts Worldwide                  44,600      1,053,006
      Time Warner                                         112,337      2,994,904
      Time Warner Cable                                    95,000      3,140,700
      Washington Post, CI B                                 2,550      1,151,325
                                                                    ------------
                                                                      31,587,288
                                                                    ------------
   CONSUMER STAPLES - 15.4%
      Altria Group                                        169,660      2,974,140
      Cadbury PLC, SP ADR                                 126,000      4,980,780
      Coca-Cola                                            24,670      1,229,553
      Diageo, ADR                                          87,000      5,427,060
      Fomento Economico Mexicano, ADR                     143,500      5,539,100
      Henkel KGaA, ADR                                     87,500      2,751,875
      Nestle, ADR                                         173,000      7,106,840
      Philip Morris International                         131,440      6,125,104
      Procter & Gamble                                     37,135      2,061,364
      Wal-Mart Stores                                      90,000      4,489,200
      Walgreen                                            185,000      5,744,250
                                                                    ------------
                                                                      48,429,266
                                                                    ------------
   ENERGY - 12.8%
      Chevron                                             145,190     10,086,349
      ConocoPhillips                                       62,300      2,723,133
      Exxon Mobil                                         178,580     12,570,246
      Halliburton                                          94,705      2,092,033
      Helmerich & Payne                                    35,000      1,202,600
      Marathon Oil                                        164,400      5,301,900
      Peabody Energy                                       39,600      1,311,156
      Suncor Energy                                        45,500      1,477,840
      Williams                                            208,075      3,472,772
                                                                    ------------
                                                                      40,238,029
                                                                    ------------
   FINANCIALS - 16.9%
      Aflac                                                72,000      2,725,920
      American Express                                     13,310        377,072
      Bank of America                                     438,974      6,492,426
      Bank of New York Mellon                             154,755      4,231,002
      Berkshire Hathaway, CI B *                            2,550      8,110,275
      Goldman Sachs Group                                  25,020      4,085,766
      Hanover Insurance Group                              78,200      3,074,042
      JPMorgan Chase                                      284,775     11,006,554

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Loews                                                72,800   $  2,185,456
      Marsh & McLennan                                    165,000      3,369,300
      Travelers                                            39,600      1,705,572
      U.S. Bancorp                                         23,720        484,125
      Wells Fargo                                         211,394      5,170,697
                                                                    ------------
                                                                      53,018,207
                                                                    ------------
   HEALTH CARE - 10.1%
      Baxter International                                 56,420      3,180,395
      Boston Scientific *                                 291,650      3,132,321
      Covidien PLC                                         55,245      2,088,813
      Johnson & Johnson                                    80,000      4,871,200
      Merck                                               230,810      6,926,608
      Pfizer                                              260,275      4,146,181
      Thermo Fisher Scientific *                           65,000      2,943,200
      UnitedHealth Group                                   58,820      1,650,489
      Wyeth                                                61,400      2,858,170
                                                                    ------------
                                                                      31,797,377
                                                                    ------------
   INDUSTRIAL - 11.5%
      ABB, SP ADR                                         175,000      3,199,000
      Avery Dennison                                       31,700        847,341
      Boeing                                               41,530      1,782,052
      Deere                                                40,000      1,749,600
      General Electric                                    587,150      7,867,810
      Honeywell International                             108,300      3,758,010
      Insituform Technologies, CI A *                      96,000      1,766,400
      Lockheed Martin                                      27,510      2,056,648
      Pitney Bowes                                         52,000      1,073,800
      Tyco International                                   68,250      2,062,515
      Union Pacific                                        45,000      2,588,400
      United Technologies                                  56,170      3,059,580
      Waste Management                                    151,920      4,270,471
                                                                    ------------
                                                                      36,081,627
                                                                    ------------
   INFORMATION TECHNOLOGY - 15.2%
      Accenture, Cl A                                      90,000      3,156,300
      Cisco Systems *                                     212,785      4,683,398
      Corning                                             226,925      3,857,725
      Diebold                                              65,700      1,821,204
      Hewlett-Packard                                      91,595      3,966,064
      Intel                                               172,015      3,311,289
      International Business Machines                      73,010      8,610,069
      Microsoft                                           530,750     12,483,240
      Nokia, SP ADR                                       128,800      1,718,192
      Teradata *                                           65,000      1,597,050
      Western Union                                       135,000      2,359,800
                                                                    ------------
                                                                      47,564,331
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 2.0%
      Alcoa                                                89,775   $  1,055,754
      Cabot                                                49,500        905,850
      Dow Chemical                                         58,840      1,245,643
      Rio Tinto, ADR                                        4,500        754,110
      Weyerhaeuser                                         66,925      2,345,052
                                                                    ------------
                                                                       6,306,409
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.2%
      AT&T                                                219,040      5,745,419
      Sprint Nextel *                                     267,475      1,069,900
                                                                    ------------
                                                                       6,815,319
                                                                    ------------
   UTILITIES - 1.5%
      Questar                                             137,700      4,553,739
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $312,185,867)                                         306,391,592
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           7,274,603   $  7,274,603
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $7,274,603)                                             7,274,603
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $319,460,470)                                            313,666,195
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 40,305
                                                                    ------------
   NET ASSETS - 100.0%                                              $313,706,500
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                     07/31/09        PRICE          INPUTS         INPUTS
                                   ------------   ------------   ------------   ------------
Investments in Securities *        $313,666,195   $313,666,195   $         --   $         --
                                   ============   ============   ============   ============

* See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
96                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 85.6%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.9%                           89,389   $    703,489
      HighMark Core Equity Fund,
         Fiduciary Shares - 18.1%                       1,077,960      6,888,163
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 2.4% *                        113,317        914,468
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 9.1%                          212,523      3,459,871
      HighMark Geneva Growth Fund,
         Fiduciary Shares - 1.3% *                         34,119        513,150
      HighMark International Opportunities Fund,
         Fiduciary Shares - 10.9%                         692,768      4,156,607
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 9.3%                          448,455      3,529,339
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.5%                         547,800      5,127,409
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.1%                         325,932      3,859,040
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.3%                           90,842        861,180
      HighMark Value Momentum Fund,
         Fiduciary Shares - 6.7%                          210,048      2,556,290
                                                                    ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $42,523,382)                                           32,569,006
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 6.0%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.0%                              599          6,457
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.0%                          227,563      2,275,634
                                                                    ------------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $2,239,971)                                             2,282,091
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.47% (A)                      607,914   $    607,914
                                                                    ------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $607,914)                                                 607,914
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.0%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.7% *                     135,577      1,037,164
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.3%                        78,597      1,244,185
                                                                    ------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $2,469,027)                                             2,281,349
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 0.9%                        72,778        369,713
                                                                    ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $386,685)                                                 369,713
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $48,226,979)                                              38,110,073
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (49,993)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 38,060,080
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2        LEVEL 3
                                        TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                         VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                         07/31/09         PRICE        INPUTS         INPUTS
                                       ------------   ------------   -----------   ------------
Investments in Securities *            $ 38,110,073   $ 38,110,073   $        --   $         --
                                       ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 92.7%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 2.0%                           14,995   $    118,015
      HighMark Core Equity Fund,
         Fiduciary Shares - 21.5%                         195,667      1,250,312
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 3.0% *                         21,325        172,093
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 10.8%                          38,446        625,908
      HighMark Geneva Growth Fund,
         Fiduciary Shares - 1.5% *                          5,754         86,540
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.3%                         109,119        654,713
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 8.3%                           61,232        481,899
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.0%                          80,378        752,341
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 11.0%                          54,222        641,988
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.5%                           15,079        142,947
      HighMark Value Momentum Fund,
         Fiduciary Shares - 7.8%                           37,342        454,452
                                                                    ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $5,673,702)                                             5,381,208
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.47% (A)                       18,795   $     18,795
                                                                    ------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $18,795)                                                   18,795
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.0%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 3.0% *                      22,743        173,980
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.0%                        14,637        231,697
                                                                    ------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $378,282)                                                 405,677
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $6,070,779)                                                5,805,680
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (1,021)
                                                                    ------------
   NET ASSETS - 100.0%                                              $  5,804,659
                                                                    ============

--------------------------------------------------------------------------------
 *     NON-INCOME PRODUCING SECURITY.

(A)    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2        LEVEL 3
                                        TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                         07/31/09         PRICE         INPUTS        INPUTS
                                       ------------   ------------   -----------   ------------
Investments in Securities *            $  5,805,680   $  5,805,680   $        --   $         --
                                       ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
98                               1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 66.6%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.6%                           77,294   $    608,302
      HighMark Core Equity Fund,
         Fiduciary Shares - 13.2%                         802,753      5,129,589
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.8% *                         88,116        711,096
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 6.6%                          157,675      2,566,954
      HighMark Geneva Growth Fund,
         Fiduciary Shares - 1.2% *                         30,161        453,621
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.1%                          588,145      3,528,873
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 7.5%                          372,471      2,931,345
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 10.8%                         448,506      4,198,012
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.2%                          270,275      3,200,061
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.8%                           75,386        714,658
      HighMark Value Momentum Fund,
         Fiduciary Shares - 4.8%                          154,384      1,878,855
                                                                    ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $29,380,048)                                           25,921,366
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 23.3%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 9.0%                          326,546      3,516,896
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.3%                         557,408      5,574,085
                                                                    ------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $8,861,240)                                             9,090,981
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 3.2%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.47% (A)                    1,257,526   $  1,257,526
                                                                    ------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $1,257,526)                                             1,257,526
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 4.7%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.3% *                     113,623        869,218
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 2.4%                        59,789        946,467
                                                                    ------------
      TOTAL EQUITY REGISTERED INVESTMENT
         COMPANIES
         (Cost $1,683,825)                                             1,815,685
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.1%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.1%                       156,350        794,256
                                                                    ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $792,016)                                                 794,256
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $41,974,655)                                              38,879,814
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 55,682
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 38,935,496
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2        LEVEL 3
                                        TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                         VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                         07/31/09         PRICE         INPUTS        INPUTS
                                       ------------   ------------   -----------   ------------
Investments in Securities *            $ 38,879,814   $ 38,879,814   $        --   $         --
                                       ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 50.7%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 19.6%                         178,311   $  1,920,409
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 31.1%                         303,903      3,039,032
                                                                    ------------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $4,836,054)                                             4,959,441
                                                                    ------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 39.1%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.8%                           10,243         80,616
      HighMark Core Equity Fund,
         Fiduciary Shares - 9.1%                          139,810        893,386
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.0% *                         11,290         91,110
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 4.6%                           27,619        449,639
      HighMark Geneva Growth Fund,
         Fiduciary Shares - 0.4% *                          2,674         40,217
      HighMark International Opportunities Fund,
         Fiduciary Shares - 1.4%                           22,971        137,827
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.0%                           74,258        584,408
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 6.4%                           66,927        626,440
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 4.7%                           38,972        461,431
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.0%                           10,316         97,792
      HighMark Value Momentum Fund,
         Fiduciary Shares - 3.7%                           29,610        360,354
                                                                    ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $3,255,794)                                             3,823,220
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 4.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.47% (A)                      421,545   $    421,545
                                                                    ------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $421,545)                                                 421,545
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 3.6%                        70,338        357,318
                                                                    ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $349,340)                                                 357,318
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 2.4%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.2% *                      15,453        118,212
      Lazard Emerging Markets Equity Portfolio,
         |Institutional Class - 1.2%                        7,503        118,780
                                                                    ------------
      TOTAL EQUITY REGISTERED INVESTMENT
         COMPANIES
         (Cost $173,618)                                                 236,992
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $9,036,351)                                                9,798,516
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (11,758)
                                                                    ------------
   NET ASSETS - 100.0%                                              $  9,786,758
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2        LEVEL 3
                                        TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                         VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                         07/31/09         PRICE         INPUTS        INPUTS
                                       ------------   ------------   -----------   ------------
Investments in Securities *            $  9,798,516   $  9,798,516   $        --   $         --
                                       ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
100                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 46.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.0%
      Comcast
         5.700%, 07/01/19                            $  6,000,000   $  6,396,600
      News America Holdings
         7.750%, 02/01/24                               1,000,000      1,049,493
      Staples
         9.750%, 01/15/14                               3,000,000      3,514,563
      Time Warner Entertainment
         8.375%, 03/15/23                               5,000,000      5,828,930
                                                                    ------------
                                                                      16,789,586
                                                                    ------------
   CONSUMER STAPLES - 2.7%
      General Mills
         5.700%, 02/15/17                               3,475,000      3,752,319
      Kroger
         5.000%, 04/15/13                               2,605,000      2,702,039
      Safeway
         7.500%, 09/15/09                               2,468,000      2,481,912
                                                                    ------------
                                                                       8,936,270
                                                                    ------------
   ENERGY - 6.2%
      Colorado Interstate Gas
         6.800%, 11/15/15                               5,400,000      5,779,944
      ConocoPhillips
         5.750%, 02/01/19                               4,000,000      4,382,684
      Energy Transfer Partners
         9.700%, 03/15/19                               4,000,000      5,015,052
      Magellan Midstream Partners
         6.550%, 07/15/19                               3,000,000      3,255,204
      Williams Cos (A)
         8.750%, 01/15/20                               2,000,000      2,260,000
                                                                    ------------
                                                                      20,692,884
                                                                    ------------
   FINANCIALS - 10.9%
      Bank of America, MTN
         5.650%, 05/01/18                               3,000,000      2,861,436
      GE Global Insurance
         7.750%, 06/15/30                               5,000,000      4,224,265
      Goldman Sachs Group, MTN (B)
         0.856%, 03/02/10                               1,500,000      1,499,784
      HSBC Bank USA
         3.875%, 09/15/09                                 200,000        200,650
      JPMorgan Chase
         3.125%, 12/01/11                              10,000,000     10,348,230
      JPMorgan Chase Bank
         6.000%, 10/01/17                               4,200,000      4,364,115
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                               4,000,000        700,000
      Merrill Lynch, MTN
         6.150%, 04/25/13                               2,000,000      2,054,276

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Morgan Stanley
         6.750%, 04/15/11                            $  5,500,000   $  5,817,559
      UNUM Group
         7.625%, 03/01/11                                 227,000        227,033
      Wells Fargo
         3.000%, 12/09/11                               4,000,000      4,126,292
                                                                    ------------
                                                                      36,423,640
                                                                    ------------
   FOREIGN GOVERNMENTS - 2.4%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                               1,125,000      1,366,758
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                               5,000,000      5,387,500
      Province of Saskatchewan
         9.375%, 12/15/20                               1,000,000      1,377,622
                                                                    ------------
                                                                       8,131,880
                                                                    ------------
   HEALTH CARE - 4.3%
      HCA
         7.875%, 02/01/11                                 999,000        999,000
      UnitedHealth Group
         5.250%, 03/15/11                               4,500,000      4,653,621
      Wellpoint
         7.000%, 02/15/19                               2,000,000      2,136,008
         6.000%, 02/15/14                               1,000,000      1,039,642
      Wyeth
         5.500%, 02/01/14                               5,000,000      5,453,265
                                                                    ------------
                                                                      14,281,536
                                                                    ------------
   INDUSTRIAL - 1.9%
      Continental Airlines, Ser 98-1B (D)
         6.748%, 03/15/17                               1,162,164        894,866
      General Electric
         5.000%, 02/01/13                               5,000,000      5,258,000
                                                                    ------------
                                                                       6,152,866
                                                                    ------------
   INFORMATION TECHNOLOGY - 2.5%
      Cisco Systems
         5.250%, 02/22/11                               2,000,000      2,116,904
      Hewlett-Packard
         4.750%, 06/02/14                               3,200,000      3,418,522
      International Business Machines
         6.500%, 01/15/28                               2,500,000      2,759,658
                                                                    ------------
                                                                       8,295,084
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 2.5%
      Bell Atlantic Maryland
         8.000%, 10/15/29                            $  2,980,000   $  3,111,627
      New England Telephone & Telegraph
         7.875%, 11/15/29                               4,925,000      5,377,090
                                                                    ------------
                                                                       8,488,717
                                                                    ------------
   UTILITIES - 8.3%
      Duke Energy
         6.300%, 02/01/14                               4,000,000      4,398,892
      Exelon Generation LLC
         6.200%, 10/01/17                               4,000,000      4,235,280
      MidAmerican Energy Holdings
         5.750%, 04/01/18                               5,000,000      5,332,485
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                                 400,000        421,338
      Oklahoma Gas & Electric
         6.650%, 07/15/27                               2,500,000      2,588,225
      Orange & Rockland Utilities,
         Ser G, Callable 03/01/10 @ 104.35
         7.000%, 03/01/29                               1,250,000      1,291,456
      Sempra Energy
         6.150%, 06/15/18                               4,000,000      4,151,400
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                               5,000,000      5,232,170
                                                                    ------------
                                                                      27,651,246
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $151,577,200)                                         155,843,709
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 33.3%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 10/01/09                                     268            269
         6.000%, 06/01/13                                 604,004        635,012
         6.000%, 09/01/13                                 593,184        623,375
         6.000%, 09/01/17                               1,848,941      1,972,816
         6.000%, 11/01/17                                 640,755        678,024
         5.500%, 03/01/17                                 557,696        586,253
         5.500%, 08/01/21                               4,848,804      5,082,749
         5.000%, 10/01/20                               1,111,165      1,161,988
         5.000%, 07/01/35                                 635,428        652,188
         4.500%, 05/01/19                               1,412,176      1,468,382
         4.500%, 07/01/19                               4,257,397      4,426,846
         4.500%, 04/01/20                                 562,315        584,696
         FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                               2,000,000      2,151,747

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA
         8.500%, 05/01/25                            $     23,175   $     26,432
         8.000%, 08/01/24                                   2,067          2,332
         8.000%, 09/01/24                                     462            522
         8.000%, 06/01/30                                  14,706         16,633
         7.500%, 12/01/26                                 178,933        198,905
         7.000%, 12/01/10                                  43,756         45,177
         7.000%, 05/01/30                                  40,152         44,141
         6.500%, 04/01/14                                 368,440        393,072
         6.500%, 05/01/26                                  65,548         71,002
         6.500%, 01/01/28                                  20,825         22,544
         6.500%, 03/01/28                                  24,441         26,459
         6.500%, 04/01/28                                 111,564        120,777
         6.500%, 01/01/29                                 580,524        628,464
         6.500%, 06/01/29                                 278,650        301,313
         6.500%, 06/01/29                                 408,436        441,654
         6.500%, 07/01/29                                 326,148        352,674
         6.500%, 08/01/29                                 138,572        149,842
         6.500%, 05/01/30                                 462,808        500,449
         6.000%, 09/01/10                                   3,237          3,337
         6.000%, 05/01/11                                  14,358         15,239
         6.000%, 01/01/12                                  12,221         12,971
         6.000%, 01/01/12                                   9,252          9,820
         6.000%, 03/01/13                                  51,034         54,278
         6.000%, 05/01/16                                 466,275        497,952
         6.000%, 10/01/16                                 677,645        723,682
         6.000%, 11/01/17                               1,464,642      1,564,144
         6.000%, 12/01/27                                   2,033          2,149
         6.000%, 12/01/27                                  48,054         50,805
         6.000%, 12/01/27                                  18,738         19,811
         6.000%, 12/01/27                                   2,880          3,045
         6.000%, 07/01/28                                 426,263        452,045
         6.000%, 08/01/28                                  97,431        103,324
         6.000%, 10/01/28                                 204,551        216,923
         6.000%, 10/01/28                                  73,388         77,827
         6.000%, 12/01/28                                 915,673        971,056
         6.000%, 12/01/28                                 324,331        343,948
         6.000%, 12/01/28                                 347,161        368,159
         6.000%, 05/01/38                               6,238,411      6,549,451
         5.500%, 01/01/17                                 395,517        418,432
         5.500%, 02/01/17                                 205,256        217,148
         5.500%, 12/01/17                               1,884,664      1,993,853
         5.500%, 03/01/20                               9,259,339      9,789,997
         5.500%, 11/01/33                               6,051,857      6,298,750
         5.500%, 04/01/36                               7,707,523      8,012,328
         5.000%, 11/01/17                               2,356,499      2,478,274
         5.000%, 12/01/17                                 863,273        907,883
         5.000%, 02/01/18                               2,650,630      2,787,190

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
102                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FNMA - (continued)
         5.000%, 11/01/18                            $    404,194   $    425,018
         5.000%, 03/01/34                               2,707,361      2,781,731
         5.000%, 03/01/34                               4,174,247      4,288,912
         5.000%, 08/01/34                               8,384,537      8,602,044
         4.500%, 04/01/18                              15,469,319     16,152,694
         4.500%, 07/01/20                               5,548,100      5,781,057
   FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                               2,432,504      2,471,009
   GNMA
         8.000%, 04/15/17                                  14,955         16,510
         8.000%, 05/15/17                                  14,745         16,278
         8.000%, 11/15/26                                 206,114        233,288
         8.000%, 12/15/26                                  83,072         94,024
         7.500%, 05/15/23                                 102,803        114,486
         7.500%, 01/15/24                                  48,069         53,585
         7.500%, 01/15/24                                   2,275          2,536
         7.500%, 01/15/24                                   9,991         11,138
         7.500%, 01/15/24                                     702            783
         7.500%, 01/15/24                                  26,681         29,742
         7.500%, 02/15/24                                  31,667         35,301
         7.500%, 02/15/27                                  16,614         18,557
         7.500%, 02/15/27                                   6,947          7,759
         7.500%, 06/15/27                                  53,268         59,498
         7.500%, 07/15/27                                  16,636         18,582
         7.500%, 08/15/27                                     981          1,096
         7.500%, 08/15/27                                   7,720          8,623
         7.500%, 08/15/27                                  12,622         14,098
         7.500%, 08/15/27                                   1,748          1,953
         7.500%, 08/15/27                                   1,737          1,940
         7.500%, 08/15/27                                     685            765
         7.500%, 08/15/27                                  15,382         17,181
         7.000%, 01/15/24                                  33,944         37,147
         7.000%, 04/15/24                                  25,259         27,643
         6.500%, 12/15/23                                  41,791         44,551
         6.500%, 12/15/23                                  14,513         15,472
         6.500%, 01/15/24                                   6,972          7,464
         6.500%, 02/15/24                                  75,407         80,724
         6.500%, 10/15/25                                  50,505         54,228
         6.500%, 04/15/26                                  25,550         27,516
         6.500%, 01/15/29                                 170,658        184,772
         6.500%, 05/15/29                                 594,300        643,601
         6.500%, 06/15/29                                  56,351         61,012
         6.000%, 07/15/28                                  67,964         72,089

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
GNMA - (continued)
         6.000%, 08/15/28                            $    101,319   $    107,469
         6.000%, 09/15/28                                 132,345        140,378
         6.000%, 09/15/28                                 145,806        154,656
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $105,605,253)                                         111,229,468
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 12.5%
--------------------------------------------------------------------------------
      Chase Manhattan Bank-First Union
         National Bank, Ser 1999-1, Cl E (B)
         7.864%, 08/15/31                               5,000,000      5,172,253
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               4,622,840      4,611,283
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (B)
         5.014%, 02/15/38                               5,000,000      4,540,742
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (B)
         4.865%, 07/10/39                               2,550,000      2,569,607
      JPMorgan Chase Commercial
         Mortgage Securities,
         Ser 2004-PNC1, Cl A4 (B)
         5.566%, 06/12/41                               5,000,000      4,647,165
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                               8,427,020      4,617,744
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                               3,324,336      3,377,883
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               5,000,000      4,991,706
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                 933,566        971,374
      Wachovia Bank Commercial
         Mortgage Trust, Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                 815,076        818,449
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                               7,788,563      5,436,174
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $46,718,075)                                           41,754,380
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                          103
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 3.1%
--------------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                            $  5,825,000   $  6,151,433
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                               4,000,000      4,226,371
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $9,738,358)                                            10,377,804
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.2%
--------------------------------------------------------------------------------
      Fidelity Institutional Money Market
         Portfolio                                     10,609,467     10,609,467
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $10,609,467)                                           10,609,467
                                                                    ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $324,248,353)                                            329,814,828
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                              4,023,241
                                                                    ------------
   NET ASSETS - 100.0%                                              $333,838,069
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORAN-DUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JULY 31, 2009 WAS $2,260,000 AND REPRESENTED 0.7% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $700,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2009 WAS $894,866 AND REPRESENTED 0.3% OF NET ASSETS.

CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                          TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                           07/31/09          PRICE          INPUTS          INPUTS
                                                        -------------   --------------   -------------   ------------
   Corporate Obligations                                $ 155,843,709   $           --   $ 155,843,709   $         --
   U.S. Government Agency Mortgage-Backed Obligations     111,229,468               --     111,229,468             --
   Mortgage-Backed Securities                              41,754,380               --      41,754,380             --
   Asset-Backed Securities                                 10,377,804               --      10,377,804             --
   Registered Investment Company                           10,609,467       10,609,467              --             --
                                                        -------------   --------------   -------------   ------------
Total:                                                  $ 329,814,828   $   10,609,467   $ 319,205,361   $         --
                                                        =============   ==============   =============   ============

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2009:

                                                            TOTAL       INVESTMENTS IN
                                                          FAIR VALUE      SECURITIES
                                                        -------------   --------------
Asset-Backed Securities
   Value, beginning of period                           $   8,069,437   $    8,069,437
   Net purchases (sales)                                     (818,312)        (818,312)
   Accrued discounts (premiums)                                22,317           22,317
   Total realized and unrealized gains (losses)            (2,655,698)      (2,655,698)
   Transfers in and/or out of Level 3                      (4,617,744)      (4,617,744)
                                                        -------------   --------------
   Value, end of period                                 $          --   $           --
                                                        =============   ==============

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
104                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 96.8%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO,
         Callable 08/01/19 @ 100
         5.250%, 08/01/23                            $  1,150,000   $  1,202,751
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                                 460,000        504,804
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured,
         Callable 08/01/10 @ 101
         4.850%, 08/01/14                                 410,000        423,641
      Burlingame, Elementary School District,
         GO, FSA Insured
         5.250%, 07/15/16                                 795,000        928,600
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                               2,000,000      2,235,400
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         RB, FGIC Insured, ETM
         5.000%, 12/01/12                                  10,000         11,342
         RB, National-RE FGIC Insured,
         5.000%, 12/01/12                                 990,000      1,110,424
         ETM, RB, FSA Insured
         5.500%, 12/01/14                                  10,000         11,926
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Callable 05/01/12 @ 101
         5.500%, 05/01/15                               1,225,000      1,334,454
         Ser H, FSA Insured,
         Callable 05/01/18 @ 100
         5.000%, 05/01/21                               1,000,000      1,047,510
         Ser H, FSA Insured,
         Callable 05/01/18 @ 100
         5.000%, 05/01/22                               1,000,000      1,037,930
         Subuser F5,
         Callable 05/01/18 @100
         5.000%, 05/01/22                                 500,000        534,635
         RB, FSA Insured
         5.500%, 12/01/14                               1,305,000      1,521,565
      California State,
         Economic Recovery, Ser A, GO
         5.250%, 07/01/14                                 770,000        843,674

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State,
         Educational Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured,
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                            $  1,560,000   $  1,636,456
         Santa Clara University, RB
         Callable 04/01/18 @ 100
         5.250%, 04/01/24                                 670,000        719,567
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                                 800,000        923,632
         Ser R, RB
         5.000%, 11/01/11                                 610,000        662,600
         California State, GO,
         AMBAC Insured
         5.000%, 11/01/17                               1,000,000      1,085,620
         Callable 12/01/16 @ 100
         5.000%, 12/01/17                               1,545,000      1,669,635
         National-RE FGIC Insured
         4.500%, 09/01/10                               1,000,000      1,029,940
         Various Purposes,
         Callable 04/01/19 @ 100
         5.625%, 04/01/25                               1,000,000      1,051,240
      California State, Public Works
         Board Lease, Various University of
         California Projects, Ser A, RB,
         AMBAC Insured,
         Callable 10/22/09 @ 101
         5.100%, 12/01/10                               1,000,000      1,008,560
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                               1,000,000      1,128,170
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                               1,000,000      1,156,890
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO, FSA Insured
         5.000%, 08/01/17                                 500,000        553,710
      Cupertino, Unified School District,
         GO, FSA Insured,
         Callable 08/01/11 @ 100
         5.250%, 08/01/13                                 595,000        636,257

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Desert Sands Unified School District,
         Election 2001, GO,
         Callable 08/01/18 @ 100
         5.750%, 08/01/19                            $    650,000   $    745,752
         5.250%, 08/01/20                                 600,000        653,322
         5.250%, 08/01/22                                 550,000        586,498
      East Bay, Municipal Utility District,
         Water System Project, RB,
         National-RE Insured,
         Prerefunded @ 100 (A)
         5.250%, 06/01/11                               1,250,000      1,356,600
      Eastern Municipal Water District,
         Ser A, COP, National-RE FGIC Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/12                                 300,000        319,881
         5.250%, 07/01/13                               1,000,000      1,059,680
         5.375%, 07/01/16                               2,120,000      2,242,451
         5.375%, 07/01/17                               2,410,000      2,539,489
      El Camino, Community College, GO,
         FSA Insured, Callable 08/01/15 @ 100
         5.000%, 08/01/16                               1,000,000      1,106,580
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                                 250,000        278,020
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                                 600,000        629,568
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured,
         Callable 08/01/10 @ 100
         4.600%, 08/01/11                                 500,000        509,255
      Gilroy, Unified School District,
         Election 2008, Ser A, GO,
         Callable 08/01/19 @ 100
         5.250%, 08/01/22                               1,760,000      1,876,934
      Grant, Joint Union High School District,
         Election 2006, GO, FSA Insured
         Callable 08/01/18 @ 100
         5.000%, 08/01/21                                 975,000      1,026,178
      Hayward, Unified School District, GO,
         Callable 08/01/16 @ 100
         5.000%, 08/01/25                               1,000,000      1,019,480
      Kings River, Conservation District,
         Pine Flat Power, Ser F, RB
         4.625%, 01/01/11                                 500,000        521,360

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Livermore-Amador Valley,
         Water Management Authority,
         Ser A, RB, AMBAC Insured,
         Callable 08/01/11 @ 100
         5.000%, 08/01/13                            $    400,000   $    419,760
         5.250%, 08/01/14                                 750,000        802,305
         Lodi, Unified School District,
         Election 2002, GO, FSA Insured
         Callable 08/01/13 @ 100
         5.250%, 08/01/22                               1,000,000      1,035,590
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO,
         Callable 08/01/19 @ 100
         5.250%, 08/01/25                               1,500,000      1,573,695
         Ser B, GO, Callable 08/01/19 @ 100
         5.250%, 08/01/24                               1,000,000      1,058,150
      Los Angeles County,
         Metropolitan Transportation Authority,
         Sales Tax Project,
         C-2nd Senior, Ser A, RB,
         AMBAC Insured
         5.500%, 07/01/10                               1,050,000      1,094,037
         National-RE FGIC Insured
         5.000%, 07/01/10                               2,000,000      2,073,400
      Los Angeles Harbor Department
         Ser A, RB, Callable 08/01/19 @ 100
         5.000%, 08/01/20                               2,000,000      2,141,240
      Los Angeles,
         Ser A, GO,
         National-RE FGIC Insured
         5.250%, 09/01/09                                 600,000        602,052
      National-RE Insured
         5.250%, 09/01/11                                 250,000        271,520
         Ser B, GO, FSA Insured,
         Callable 09/01/15 @ 100
         5.000%, 09/01/16                               1,000,000      1,107,910
      Los Angeles, Community College District,
         Election 2003, Ser E, GO,
         FSA Insured, Callable 08/01/16 @ 100
         5.000%, 08/01/17                               1,000,000      1,102,050
         Election 2008, Ser A, GO,
         Callable 08/01/19 @ 100
         5.500%, 08/01/22                               1,500,000      1,636,005
         5.500%, 08/01/24                                 400,000        429,564
      Los Angeles, Department of Airports,
         Airport Revenue,
         Los Angeles International Airport,
         Ser C, RB Callable 05/15/18 @ 100
         5.250%, 05/15/21                               1,000,000      1,050,860

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
106                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Los Angeles, Department of
         Water & Power,
         Ser A-A-1, RB, National-RE Insured,
         5.250%, 07/01/10                            $  1,710,000   $  1,780,264
         5.250%, 07/01/11                               1,000,000      1,079,220
         Callable 07/01/11 @ 100
         5.250%, 07/01/13                               2,025,000      2,167,499
         Ser B, RB, National-RE Insured,
         Callable 07/01/11 @ 100
         5.000%, 07/01/13                                 430,000        483,741
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100 (A)
         5.500%, 07/01/12                               1,390,000      1,574,675
         National-RE Insured
         5.500%, 07/01/12                                 755,000        831,466
         Ser D, Callable 07/01/19 @ 100
         5.250%, 07/01/24                               1,000,000      1,037,500
         Ser D, FGIC Insured,
         Prerefunded @ 100 (A)
         5.500%, 07/01/10                               2,000,000      2,091,360
         Ser I, Callable 07/01/19 @ 100
         5.000%, 07/01/25                               1,000,000      1,010,070
      Los Angeles, Waste Water System,
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                               1,145,000      1,257,118
      Los Gatos-Saratoga, Joint Unified
         High School, Election 1998, Ser B, GO,
         Prerefunded @ 100 (A)
         4.600%, 12/01/10                                 875,000        931,630
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         National-RE Insured,
         Callable 07/01/11 @ 100
         5.000%, 07/01/14                               2,440,000      2,530,573
      Metropolitan, Water District of
         Southern California, Ser A, RB,
         Callable 07/01/11 @ 101
         5.375%, 07/01/12                               2,185,000      2,384,228
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A,
         Callable 04/01/19 @ 100
         5.500%, 10/01/25                               1,500,000      1,547,505
      Mountain View, Shoreline Regional
         Park Community, Ser A, TA,
         National-RE Insured
         5.600%, 08/01/10                                 500,000        500,005

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      North Orange County,
         Community College District, GO,
         National-RE Insured
         5.000%, 08/01/15                            $  1,000,000   $  1,143,030
      Northern California Transmission
         Agency, California-Oregon
         Transmission Project,
         Ser A, RB, Callable 05/01/19 @ 100
         5.000%, 05/01/22                               1,035,000      1,073,719
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100 (A)
         5.000%, 08/01/13                               1,800,000      2,068,668
      Orange County, Local Transportation
         Authority, Measure M,
         Second Senior, Ser A, RB,
         National-RE Insured
         5.500%, 02/15/10                               1,200,000      1,230,744
      Orange County, Sanitation District,
         Ser B, COP, FSA Insured,
         Callable 02/01/17 @ 100
         5.000%, 02/01/23                               2,615,000      2,736,257
         5.000%, 02/01/25                               1,200,000      1,240,092
      Orange County, Water District, Ser B, COP,
         National-RE Insured,
         Callable 02/15/15 @ 100
         5.000%, 08/15/24                                 700,000        717,983
      Paramount, Unified School
         District, GO, FSA Insured
         5.000%, 09/01/15                               1,000,000      1,129,190
      Port of Oakland, RB,
         Ser B, National-RE Insured,
         Callable 11/01/17 @ 100
         5.000%, 11/01/18                               1,000,000      1,013,400
         Ser M, FGIC Insured,
         Prerefunded @ 100 (A)
         5.250%, 11/01/12                               1,000,000      1,138,880
      Redding, Electric System Revenue,
         Ser A, COP, FSA Insured,
         Callable 06/01/18 @ 100
         5.000%, 06/01/22                               1,500,000      1,557,345
         5.000%, 06/01/24                                 750,000        773,152
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/10                               1,140,000      1,182,419
         5.500%, 08/01/14                                 900,000      1,002,204
      Riverside, Community College, GO,
         FSA Insured, Callable 08/01/15 @ 100
         5.000%, 08/01/19                               1,700,000      1,827,194

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                          107
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Sacramento, Municipal
         Utility District, RB,
         Electric Power & Light Revenues,
         Ser O, National-RE Insured
         5.250%, 08/15/10                            $    500,000   $    521,830
         Ser P, FSA Insured,
         Callable 08/15/11 @ 100
         5.250%, 08/15/13                               1,585,000      1,690,450
         Ser R, National-RE Insured,
         5.000%, 08/15/15                               1,480,000      1,649,001
         Callable 08/15/13 @ 100
         5.000%, 08/15/16                               1,000,000      1,050,510
         Ser U, FSA Insured,
         Callable 08/15/18 @100
         5.000%, 08/15/23                               1,000,000      1,031,500
      San Bernardino County,
         Community College District, GO,
         Election 2002, Ser A,
         Callable 8/01/18 @ 100
         6.250%, 08/01/24                               1,000,000      1,134,530
         FSA Insured
         5.000%, 08/01/15                               1,000,000      1,149,040
      San Bernardino County,
         Transportation Authority, Ser A, RB,
         National-RE Insured
         6.250%, 03/01/10                               2,000,000      2,055,060
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         National-RE FGIC Insured,
         Callable 10/22/09 @ 101
         5.000%, 02/01/11                               1,130,000      1,142,272
      San Diego County, Water Authority, COP,
         Ser A, FSA Insured,
         Callable 05/01/18 @ 100
         5.000%, 05/01/20                               1,000,000      1,074,610
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                               1,310,000      1,491,134
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured,
         Callable 08/01/12 @ 100
         5.000%, 08/01/14                               1,000,000      1,066,210
         Sewer Authority, Ser B, RB,
         Callable 05/15/19 @ 100
         5.500%, 05/15/23                               2,000,000      2,161,580
         Water Authority, Ser B, RB,
         Callable 08/01/19 @ 100
         5.000%, 08/01/21                               1,000,000      1,053,030

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Francisco City & County,
         Airport Commission,
         International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                            $  2,000,000   $  2,100,980
         Callable 05/01/16 @ 100
         5.000%, 05/01/22                               1,000,000        998,060
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, FSA Insured,
         5.000%, 11/01/10                               1,000,000      1,049,490
         5.000%, 11/01/11                               1,000,000      1,082,750
         Callable 05/01/16 @ 100
         5.000%, 11/01/23                               1,000,000      1,033,420
         Ser B, RB, National-RE Insured,
         Callable 11/01/12 @ 100
         5.000%, 11/01/15                               1,250,000      1,320,225
         Unified School District, Prop A,
         Election 2006,
         Ser B, GO, Callable 06/15/19 @ 100
         5.250%, 06/15/23                                 620,000        658,192
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/14                                 300,000        321,168
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, FSA Insured
         4.500%, 08/01/15                               1,000,000      1,118,270
      San Jose, Financing Authority,
         Convention Center Project, Ser F, RB,
         National-RE Insured
         4.250%, 09/01/11                               1,765,000      1,881,967
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment
         Project, TA, AMBAC Insured,
         5.000%, 08/01/09                               1,500,000      1,500,000
      San Juan, Unified School
         District, GO, FSA Insured
         5.250%, 08/01/10                               1,150,000      1,203,578
      San Mateo County, Transit District,
         Ser A, RB, National-RE Insured
         5.250%, 06/01/16                               2,000,000      2,277,000
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (A)
         5.375%, 09/01/11                               2,195,000      2,415,795

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
108                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Ramon Valley, Unified School
         District, Election 2002, GO, FSA Insured,
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                            $  1,250,000   $  1,376,375
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                                 165,000        173,438
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, FSA Insured
         5.500%, 08/01/15                                 510,000        592,452
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (A)
         5.000%, 08/01/13                               1,865,000      2,139,435
      Southern California, Public Power
         Authority Transmission
         Project Revenue, Sub Southern
         Transmission, Series A, RB
         Callable 01/01/2019 @ 100
         5.000%, 07/01/23                               1,000,000      1,028,680
      Stockton, Unified School District,
         Election 2005, GO, FSA Insured
         5.000%, 08/01/16                                 645,000        715,486
         Torrance, Unified School District
         Election 2008, Measure Z, GO,
         Callable 8/01/2019 @ 100
         5.500%, 08/01/25                               1,000,000      1,064,830
      Turlock, Irrigation District, Ser A, RB,
         National-RE Insured
         6.000%, 01/01/11                                 500,000        525,145
      University of California, Ser O, RB,
         Callable 05/15/19 @ 100
         5.500%, 05/15/22                               2,000,000      2,220,160
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $142,048,071)                                         146,988,903
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund, 0.260% (B)              2,227,755   $  2,227,755
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,227,755)                                             2,227,755
                                                                    ------------
   TOTAL INVESTMENTS - 98.3%
      (Cost $144,275,826)                                            149,216,658
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.7%                              2,595,088
                                                                    ------------
   NET ASSETS - 100.0%                                              $151,811,746
                                                                    ============

--------------------------------------------------------------------------------
(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/09         PRICE          INPUTS         INPUTS
                                   -------------   -----------   -------------   ------------
   Municipal Bonds                 $ 146,988,903   $        --   $ 146,988,903   $         --
   Registered Investment Company       2,227,755     2,227,755              --             --
                                   -------------   -----------   -------------   ------------
Total:                             $ 149,216,658   $ 2,227,755   $ 146,988,903   $         --
                                   =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.9%
--------------------------------------------------------------------------------
   ALASKA - 3.4%
      Alaska State, International Airports System
         Ser D, RB, National-RE Insured,
         Callable 10/01/16 @ 100
         5.000 %, 10/01/22                           $  1,500,000   $  1,537,980
      Anchorage, City of Anchorage Schools,
         Ser B, GO, Callable 08/01/18 @ 100
         5.000%, 08/01/24                               1,000,000      1,052,490
         5.000%, 09/01/17                                 500,000        573,525
                                                                    ------------
                                                                       3,163,995
                                                                    ------------
   ARIZONA - 3.2%
      Arizona State, Transportation
         Board & Highway Revenue, Ser A, RB,
         Callable 07/01/12 @ 102
         5.250%, 07/01/17                               1,000,000      1,092,230
      Phoenix, GO, Ser A,
         6.250%, 07/01/17                               1,000,000      1,234,330
      Tucson, Water Revenue, RB,
         Callable 07/01/19 @ 100
         5.000%, 07/01/21                                 640,000        684,864
                                                                    ------------
                                                                       3,011,424
                                                                    ------------
   CALIFORNIA - 19.1%
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                               1,000,000      1,117,700
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured,
         5.500%, 12/01/15                                 600,000        708,096
      Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured,
         5.000%, 12/01/12                                 500,000        560,820
         Power Supply Revenue, RB, Ser H, F
         SA Insured, Callable 05/01/18 @ 100
         5.000%, 05/01/22                               1,000,000      1,037,930
         California State, Educational
         Facilities Authority, Loyola-Marymount
         University, Ser A, RB,
         National-RE Insured,
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                               1,000,000      1,049,010
      Chico, Unified School District
         Ser B, GO, FSA Insured,
         Callable 8/01/18 @ 100
         5.000%, 08/01/25                               1,625,000      1,656,818

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Contra Costa, Water District, Ser E, RB,
         AMBAC Insured
         6.250%, 10/01/12                            $    705,000   $    743,979
      Elsinore Valley, Municipal Water
         District, COP, National-RE FGIC Insured
         5.375%, 07/01/18                                 750,000        809,100
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO,
         Callable 08/01/19 @ 100
         5.250%, 08/01/24                                 525,000        555,529
         5.250%, 08/01/25                               1,000,000      1,049,130
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                                 375,000        418,864
      Los Angeles, Unified School District,
         GO, Ser I, Callable 07/01/19 @ 100
         5.000%, 07/01/25                               1,000,000      1,010,070
      Redding, Electric System Revenue,
         Ser A, COP, FSA Insured,
         Callable 06/01/18 @ 100
         5.000%, 06/01/22                               1,000,000      1,038,230
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured,
         Callable on 08/15/13 @ 100
         5.000%, 08/15/23                                 500,000        500,535
      San Bernardino County, Community
         College District, GO, Election 2002,
         Ser A, Callable 8/01/18 @ 100
         6.250%, 08/01/24                                 850,000        964,350
      San Francisco City & County,
         Airport Commission, International
         Airport, Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                               1,000,000      1,050,490
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @ 100 (A)
         6.000%, 08/01/15                                 330,000        404,362
         National-RE Insured
         6.000%, 08/01/15                                 670,000        708,914
      San Ramon Valley, Unified School District,
         Election 2002, GO, FSA Insured,
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                               1,670,000      1,838,837
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO,
         Callable 8/01/19 @ 100
         5.500%, 08/01/25                                 750,000        798,623
                                                                    ------------
                                                                      18,021,387
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
110                              1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - 0.4%
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                            $    350,000   $    394,296
                                                                    ------------
   FLORIDA - 1.8%
      Florida State Municipal Power
         Agency Revenue, All Requirements
         Supply, Ser C, RB, LOC Bank of
         America (B) 0.350 %, 10/01/35                  1,100,000      1,100,000
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500 %, 10/01/13                                500,000        564,530
                                                                    ------------
                                                                       1,664,530
                                                                    ------------
   GEORGIA - 1.1%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                               1,000,000      1,074,020
                                                                    ------------
   HAWAII - 6.0%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (A)
         5.500%, 07/15/11                                 635,000        693,242
      Hawaii State, Highway Revenue,
         Ser B, RB, FSA Insured
         5.000%, 07/01/15                               1,000,000      1,145,900
      Honolulu City and County,
         Ser A, GO, Callable 04/01/19 @ 100
         5.000%, 04/01/25                               1,000,000      1,066,180
         Ser A, GO, FSA Insured,
         Prerefunded @ 100 (A)
         5.375%, 09/01/11                               1,000,000      1,094,050
      Kauai County, Ser A, GO,
         National-RE Insured,
         Callable 08/01/11 @ 100
         5.625%, 08/01/13                                 440,000        475,974
         Prerefunded @ 100 (A)
         5.625%, 08/01/11                                  60,000         65,902
      University of Hawaii Revenue,
         Ser A, RB,
         Callable 10/01/19 @ 100
         5.500%, 10/01/22                                 500,000        554,135
         5.500%, 10/01/23                                 500,000        549,355
                                                                    ------------
                                                                       5,644,738
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   IDAHO - 4.5%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                            $  1,000,000   $  1,152,800
         Ser A, Callable 7/15/19 @ 100
         5.000%, 07/15/22                                 400,000        420,468
         5.250%, 07/15/24                               1,455,000      1,539,288
      Twin Falls County, School
         District No. 411, GO,
         National-RE Insured
         5.000%, 09/15/16                               1,000,000      1,110,280
                                                                    ------------
                                                                       4,222,836
                                                                    ------------
   ILLINOIS - 11.6%
      Chicago,
         Ser A, GO, FSA Insured
         Callable 01/01/16 @ 100
         5.000%, 01/01/23                               1,025,000      1,067,086
         Ser C, GO, Callable 01/01/19 @ 100
         5.000%, 01/01/23                                 460,000        484,311
      Chicago, Board of Education,
         Ser B, GO, AMBAC Insured,
         Callable 12/01/17 @ 100
         5.000%, 12/01/23                                 875,000        900,751
         Ser B, GO, FSA Insured (B)
         1.000%, 03/01/32                               1,000,000      1,000,000
      Chicago, O'Hare International Airport,
         2nd Lein, Ser C, RB, National-RE Insured
         5.000%, 01/01/10                               1,000,000      1,010,190
         3rd Lien, Ser D, RB,
         LOC Dexia Credit Local (B)
         0.470%, 01/01/35                               1,000,000      1,000,000
         Ser B, RB, FSA Insured,
         Callable 01/01/17 @ 100
         5.000%, 01/01/19                               1,445,000      1,495,532
      Chicago, Project & Refunding, Ser A, GO,
         Callable 01/01/18 @ 100
         5.250%, 01/01/21                                 870,000        934,737
      Cook County, Ser A, GO,
         National-RE FGIC Insured,
         Callable 08/11/09 @ 101
         4.500%, 11/15/09                               1,000,000      1,010,680
      Illinois State Toll Highway Authority,
         Toll Highway Revenue,
         Ser A-1, RB, FSA Insured (B)
         0.620%, 01/01/31                               2,000,000      2,000,000
                                                                    ------------
                                                                      10,903,287
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 3.7%
      Massachusetts State,
         School Building Authority,
         Ser A, RB, FSA Insured
         5.000%, 08/15/14                            $  1,000,000   $  1,140,240
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                               1,000,000      1,157,500
         5.250%, 08/01/16                               1,000,000      1,160,730
                                                                    ------------
                                                                       3,458,470
                                                                    ------------
   NEVADA - 2.2%
      Clark County,
         Limited Tax-Bond Bank, GO,
         Callable 6/01/18 @ 100
         5.000%, 06/01/25                                 675,000        684,572
         School District, Ser A, GO, FSA Insured,
         Callable 12/15/12 @ 103
         5.500%, 06/15/16                                 500,000        548,985
      Las Vegas, Water District
         Revenue, Ser B, GO,
         National-RE Insured,
         Callable 12/01/12 @ 100
         5.250%, 06/01/14                                 300,000        325,434
      Nevada State, Capital Improvements,
         Ser A, GO, National-RE Insured,
         Callable 05/01/12 @ 100
         5.000%, 11/01/16                                 500,000        534,245
                                                                    ------------
                                                                       2,093,236
                                                                    ------------
   NEW JERSEY - 3.1%
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                               1,000,000      1,167,360
         Transportation Trust Fund Authority,
         Ser A, RB,
         5.250%, 12/15/21                                 515,000        553,821
         Transportation Trust Fund
         Authority, Ser C, ETM, RB,
         National-RE Insured
         5.250%, 06/15/15                               1,000,000      1,179,480
                                                                    ------------
                                                                       2,900,661
                                                                    ------------
   NEW YORK - 6.7%
      Long Island Power Authority,
         Electrical System Revenue,(B)
         Ser E, RB, FSA Insured,
         SPA Dexia Credit Local
         0.850%, 12/01/29                               1,000,000      1,000,000
         Ser J, RB, FSA Insured
         0.800%, 12/01/29                               1,000,000      1,000,000

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      New York State,
         Ser C-1, GO, FSA Insured,
         Callable 10/01/17 @ 100
         5.000%, 10/01/24                            $  1,000,000   $  1,032,380
         Ser M, GO, FSA Insured
         5.000%, 04/01/15                               1,000,000      1,109,330
      New York State, Thruway Authority,
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured,
         Prerefunded @ 100 (A)
         5.000%, 04/01/14                               1,000,000      1,124,650
         Ser B, RB, Callable 04/01/19 @ 100
         5.000%, 04/01/21                               1,000,000      1,084,400
                                                                    ------------
                                                                       6,350,760
                                                                    ------------
   OREGON - 7.6%
      Chemeketa, Community College
         District, ETM, GO, FGIC Insured
         5.500%, 06/01/12                               1,060,000      1,179,515
      Jackson County, Juvenille Services
         Center, GO, FSA Insured
         5.000%, 06/01/10                               1,000,000      1,035,860
      McMinnville, School District,
         No. 40, GO, FSA Insured
         5.000%, 06/15/11                               1,000,000      1,076,650
      Portland, Sewer System Revenue,
         Second Lien Ser B, RB, FSA Insured,
         Callable 06/15/18 @ 100
         5.000%, 06/15/23                               1,000,000      1,072,400
      Washington County, School District
         Authority No. 15, GO, FSA Insured
         5.000%, 06/15/14                               1,000,000      1,118,110
      Washington, Multnomah & Yamill
         Counties, School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                                 500,000        536,585
         Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                               1,000,000      1,129,290
                                                                    ------------
                                                                       7,148,410
                                                                    ------------
   PENNSYLVANIA - 1.2%
      Pennsylvania State, Second Ser, GO
         5.250%, 10/01/09                               1,155,000      1,163,755
                                                                    ------------
   TEXAS - 9.0%
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23                               1,065,000      1,111,583

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
112                              1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, FSA Insured
         5.250%, 11/15/17                            $  1,000,000   $  1,135,540
      Lamar Consolidated Independent
         School District, Schoolhouse, GO,
         PSF Insured
         5.000%, 02/15/17                                 500,000        576,390
      Lower Colorado River Authority, RB,
         Callable 05/15/19 @ 100
         5.000%, 05/15/22                                 640,000        661,971
      Lower Colorado River Authority,
         Texas Revenue, RB,
         Callable 05/15/19 @ 100
         5.000%, 05/15/21                                 935,000        976,860
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                                 500,000        570,565
      San Antonio, Water Revenue, RB,
         National-RE FGIC Insured
         5.000%, 05/15/17                               1,000,000      1,134,070
      Texas State, University Systems
         Financing Revenue,
         RB, Callable 03/15/18 @ 100
         5.250%, 03/15/21                               1,000,000      1,099,430
         RB, FSA Insured,
         Prerefunded @ 100 (A)
         4.800%, 03/15/10                               1,170,000      1,201,461
                                                                    ------------
                                                                       8,467,870
                                                                    ------------
   UTAH - 1.7%
      Utah State, Board of Regents
         Auxiliary & Campus Facilities
         Revenue, Ser A, RB,
         National-RE Insured,
         Callable 04/01/15 @ 100
         5.000%, 04/01/17                               1,500,000      1,651,650
                                                                    ------------
   WASHINGTON - 9.6%
      King County, School
         District No. 410, GO,
         National-RE FGIC Insured
         5.500%, 12/01/10                               1,285,000      1,358,463
      Pierce County, GO, AMBAC Insured,
         Callable 08/01/15 @ 100
         5.125%, 08/01/16                               1,375,000      1,554,987
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                               1,935,000      2,076,487
         ETM, Prerefunded @ 100 (A)
         5.500%, 03/01/11                                  65,000         69,934

--------------------------------------------------------------------------------
Description                                            Par/Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
      Washington State, Ser A, GO,
         Callable 07/01/17 @ 100
         5.000%, 07/01/19                            $  1,000,000   $  1,115,210
      Washington State, Public Power
         Supply System, Nuclear
         Project No. 1, Ser 1A-1, RB,
         LOC Bank of America,
         Partially Prerefunded @ 100 (B)
         0.380%, 07/01/17                               2,900,000      2,900,000
                                                                    ------------
                                                                       9,075,081
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $87,418,977)                                           90,410,406
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.9%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                           2,701,459      2,701,459
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,701,459)                                             2,701,459
                                                                    ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $90,120,436)                                              93,111,865
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                              1,172,730
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 94,284,595
                                                                    ============

--------------------------------------------------------------------------------
(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/09         PRICE          INPUTS        INPUTS
                                   -------------   -----------   -------------   ------------
  Municipal Bonds                  $  90,410,406   $        --   $  90,410,406   $         --
  Registered Investment Company        2,701,459     2,701,459              --             --
                                   -------------   -----------   -------------   ------------
Total:                             $  93,111,865   $ 2,701,459   $  90,410,406   $         --
                                   =============   ===========   =============   ============

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
114                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 36.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.1%
      Comcast
         5.500%, 03/15/11                            $    500,000   $    525,728
         5.300%, 01/15/14                                 150,000        160,772
      Staples
         7.750%, 04/01/11                                 700,000        745,216
      Time Warner
         5.500%, 11/15/11                                 500,000        529,805
                                                                    ------------
                                                                       1,961,521
                                                                    ------------
   CONSUMER STAPLES - 3.7%
      Coca-Cola
         3.625%, 03/15/14                                 250,000        257,655
      General Mills
         6.000%, 02/15/12                                 500,000        540,688
      Kellogg, Ser B
         6.600%, 04/01/11                                 500,000        537,789
      Kroger
         5.500%, 02/01/13                                 500,000        525,194
      Safeway
         7.500%, 09/15/09                                 500,000        502,818
                                                                    ------------
                                                                       2,364,144
                                                                    ------------
   ENERGY - 6.3%
      ConocoPhillips
         4.750%, 10/15/12                                 500,000        535,228
      Consolidated Natural Gas
         6.000%, 10/15/10                                 325,000        338,568
      Enterprise Products Operating, Ser K
         4.950%, 06/01/10                                 500,000        508,815
      Kinder Morgan Energy Partners
         7.500%, 11/01/10                                 800,000        839,506
      Northern Natural Gas (A)
         7.000%, 06/01/11                                 500,000        543,283
      Shell International Finance
         4.000%, 03/21/14                               1,000,000      1,050,877
      Williams Cos (A)
         6.375%, 10/01/10                                 230,000        234,579
                                                                    ------------
                                                                       4,050,856
                                                                    ------------
   FINANCIALS - 6.2%
      BP Capital Markets
         3.125%, 03/10/12                               1,000,000      1,028,014
      Goldman Sachs Group, MTN (B)
         0.856%, 03/02/10                                 500,000        499,928
      JPMorgan Chase
         4.750%, 05/01/13                                 500,000        522,304
         3.125%, 12/01/11                                 500,000        517,412

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                            $    500,000   $     87,500
      UNUM Group
         7.625%, 03/01/11                                 250,000        250,036
      Wells Fargo
         6.450%, 02/01/11                                 500,000        524,610
         3.000%, 12/09/11                                 500,000        515,787
                                                                    ------------
                                                                       3,945,591
                                                                    ------------
   HEALTH CARE - 4.8%
      Cigna
         7.000%, 01/15/11                                 500,000        517,032
      Eli Lilly
         3.550%, 03/06/12                                 500,000        519,212
      Pfizer
         4.450%, 03/15/12                                 500,000        529,347
      UnitedHealth Group
         5.250%, 03/15/11                                 500,000        517,069
      Wellpoint
         6.000%, 02/15/14                                 475,000        493,830
         4.250%, 12/15/09                                 500,000        505,415
                                                                    ------------
                                                                       3,081,905
                                                                    ------------
   INDUSTRIAL - 0.8%
      Raytheon
         4.850%, 01/15/11                                 500,000        519,886
                                                                    ------------
   INFORMATION TECHNOLOGY - 2.1%
      Hewlett-Packard
         4.250%, 02/24/12                                 500,000        526,052
      Oracle
         5.000%, 01/15/11                                 500,000        523,162
      Xerox
         7.125%, 06/15/10                                 291,000        299,756
                                                                    ------------
                                                                       1,348,970
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.5%
      AT&T
         5.875%, 08/15/12                                 500,000        545,122
         4.125%, 09/15/09                                 500,000        501,624
      Verizon Global Funding
         7.250%, 12/01/10                                 500,000        533,527
                                                                    ------------
                                                                       1,580,273
                                                                    ------------
   UTILITIES - 7.2%
      Centerpoint Energy, Ser B
         7.250%, 09/01/10                                 250,000        255,581
      Duke Energy
         6.300%, 02/01/14                                 500,000        549,862

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGH MARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Exelon Generation
         6.950%, 06/15/11                            $    500,000   $    534,723
      Firstenergy, Ser B
         6.450%, 11/15/11                                 500,000        533,360
      FPL Group Capital (B)
         1.494%, 06/17/11                               1,000,000      1,008,656
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                                 500,000        526,672
      Southern California Edison
         5.750%, 03/15/14                                 500,000        550,656
      Xcel Energy
         7.000%, 12/01/10                                 658,000        686,338
                                                                    ------------
                                                                       4,645,848
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $23,401,876)                                           23,498,994
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.3%
--------------------------------------------------------------------------------
      FHLMC 7 Year Balloon
         3.500%, 08/01/10                                 275,520        278,476
      FHLMC Gold
         6.000%, 01/01/13                                 140,090        147,309
         6.000%, 09/01/13                                  29,895         31,416
         6.000%, 04/01/14                                  57,136         60,085
         6.000%, 05/01/14                                  36,148         38,446
         6.000%, 05/01/14                                  38,120         40,543
         6.000%, 05/01/14                                  60,486         64,331
         6.000%, 05/01/14                                 231,178        243,184
         6.000%, 07/01/14                                 201,736        212,212
         6.000%, 10/01/16                                 174,478        186,168
         6.000%, 04/01/17                                 539,132        574,916
         6.000%, 04/01/29                                 141,527        149,733
         5.500%, 07/01/15                                 593,606        625,585
         5.500%, 03/01/17                                 176,143        185,163
         5.500%, 12/01/17                                  17,940         18,968
         5.500%, 02/01/18                                 195,001        204,907
         5.500%, 11/01/18                                  17,752         18,635
         5.500%, 12/01/34                                 704,919        733,016
         5.000%, 10/01/18                                 544,742        567,858
         5.000%, 07/01/20                                 254,679        266,327
      FHLMC, ARM
         4.786%, 03/01/35                                 366,553        380,136
         4.036%, 01/01/34                                 411,156        419,561

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FHLMC, CMO REMIC
         Ser 2844, CI PQ
         5.000%, 05/15/23                            $        801   $        801
         Ser 2734, CI JC
         3.500%, 11/15/23                                   5,239          5,241
      FNMA
         8.000%, 06/01/30                                   5,883          6,654
         8.000%, 11/01/30                                   4,022          4,550
         6.500%, 06/01/16                                  74,492         80,124
         6.500%, 07/01/16                                  54,654         58,786
         6.500%, 11/01/16                                  48,737         52,421
         6.500%, 01/01/17                                  55,120         59,288
         6.500%, 02/01/17                                  20,391         21,933
         6.500%, 04/01/17                                  72,067         77,515
         6.500%, 07/01/17                                  64,830         69,732
         6.000%, 04/01/16                                 611,035        651,400
         6.000%, 04/01/16                                 257,365        274,850
         6.000%, 05/01/16                                 584,486        624,193
         6.000%, 05/01/16                                 349,860        372,863
         6.000%, 06/01/16                                  32,382         34,582
         6.000%, 08/01/16                                  56,766         60,622
         6.000%, 10/01/16                                 135,529        144,736
         6.000%, 05/01/18                                 384,918        411,068
         6.000%, 05/01/38                               1,263,678      1,326,684
         5.500%, 07/01/14                                 220,739        233,114
         5.500%, 09/01/14                                 341,459        360,601
         5.500%, 08/01/15                                 757,193        799,641
         5.500%, 12/01/16                                  69,115         73,119
         5.500%, 01/01/17                                 509,546        539,067
         5.500%, 09/01/17                                 676,515        715,709
         5.500%, 09/01/17                                  82,140         86,898
         5.500%, 10/01/17                                 107,851        114,100
         5.500%, 11/01/17                                 192,697        203,861
         5.500%, 12/01/17                                 111,292        117,739
         5.500%, 02/01/18                                  13,355         14,121
         5.500%, 04/01/18                                  27,382         28,951
         5.500%, 10/01/18                                  36,482         38,596
         5.500%, 12/01/18                               1,330,150      1,407,213
         5.000%, 07/01/14                                  57,303         59,458
         5.000%, 05/01/18                                  32,293         33,956
         5.000%, 06/01/18                                 123,767        130,143
      FNMA, ARM
         4.802%, 09/01/33                                 239,661        246,044
         2.925%, 08/01/27                                  38,861         38,675
      FNMA, CMO REMIC Ser 2002-18, Cl PC
         5.500%, 04/25/17                                 288,547        303,340

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
116                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA, CMO REMIC
         Ser 62, Cl B
         4.763%, 01/16/25                            $    297,549   $    304,051
         Ser 52, CI A
         4.287%, 01/16/30                               1,491,983      1,531,240
         Ser 51, CI A
         4.145%, 02/16/18                                 209,488        212,046
             Ser 77, CI A
         3.402%, 03/16/20                                 247,912        249,392
         Ser 25, CI AC
         3.377%, 01/16/23                                 485,721        487,992
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $17,419,876)                                           18,114,085
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 17.1%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                 174,968        176,543
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                                 317,697        319,340
      Banc of America Funding, Ser 2002-2, Cl A2
         6.000%, 11/25/32                                 243,513        236,740
      Bear Stearns Commercial Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                               1,000,000      1,034,790
         Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                  64,585         65,430
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                 640,000        636,906
         Ser 2003-T12, Cl A3(B)
         4.240%, 08/13/39                                 335,714        336,286
         CDC Commercial Mortgage Trust,
         Ser 2002-FX1, Cl A1
         5.252%, 05/15/19                                 335,428        338,715
      Chase Manhattan Bank-First Union
         National Bank, Ser 1999-1, Cl E (B)
         7.864%, 08/15/31                                 750,000        775,838
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 658,356        656,710
      Commercial Mortgage Pass Through
         Certificates, Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                               1,000,000        952,946

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                            $    145,468   $    144,945
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4(B)
         4.482%, 02/25/35                                 448,560        370,832
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 857,893        871,712
      Morgan Stanley Capital I,
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                                 278,262        277,296
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                 155,513        160,243
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                 616,154        641,107
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                                 731,268        753,753
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                 815,076        818,450
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                                 835,000        826,022
      Washington Mutual,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                 293,178        222,982
         Ser 2005-AR4, Cl A3 (B)
         4.585%, 04/25/35                                 317,493        314,787
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $10,857,704)                                           10,932,373
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 4.8%
--------------------------------------------------------------------------------
      Citibank Credit Card Issuance Trust,
         Ser 2007-A5, Cl A5
         5.500%, 06/22/12                                 255,000        263,852
      FPL Recovery Funding, Ser 2007-A, Cl A2
         5.044%, 08/01/15                                 750,000        795,877
      Harley-Davidson Motorcycle Trust,
         Ser 2005-2, Cl A2
         4.070%, 02/15/12                                 318,058        321,855
      Peco Energy Transition Trust,
         Ser 2001-A, Cl A1
         6.520%, 12/31/10                                 500,000        521,880

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      PG&E Energy Recovery Funding Trust,
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                            $  1,106,291   $  1,156,432
      TXU Electric Delivery Transition Trust,
         Ser 2004-1, Cl A1
         3.520%, 11/15/11                                  18,500         18,632
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $3,018,503)                                             3,078,528
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.6%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.875%, 05/31/11                               1,000,000        997,420
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $992,027)                                                 997,420
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 11.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           3,641,192   $  3,641,192
      Fidelity Institutional
         Money Market Portfolio                         3,641,192      3,641,192
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $7,282,384)                                             7,282,384
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $62,972,370)                                              63,903,784
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 79,082
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 63,982,866
                                                                    ============

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2009 WAS $777,862 AND REPRESENTED 1.2% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $87,500, WHICH REPRESENTS 0.1% OF NET ASSETS.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                         LEVEL 2       LEVEL 3
                                                         TOTAL FAIR      LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                          VALUE AT       QUOTED        OBSERVABLE   UNOBSERVABLE
                                                          07/31/09        PRICE          INPUTS        INPUTS
                                                        ------------   ------------   ------------  ------------
   Corporate Obligations                                $ 23,498,994   $         --   $ 23,498,994  $         --
   U.S. Government Agency Mortgage-Backed Obligations     18,114,085             --     18,114,085            --
   Mortgage-Backed Securities                             10,932,373             --     10,932,373            --
   Asset-Backed Securities                                 3,078,528             --      3,078,528            --
   U.S. Treasury Obligation                                  997,420             --        997,420            --
   Registered Investment Companies                         7,282,384      7,282,384             --            --
                                                        ------------   ------------   ------------  ------------
Total:                                                  $ 63,903,784   $  7,282,384   $ 56,621,400  $         --
                                                        ============   ============   ============  ============

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
118                              1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.0%
--------------------------------------------------------------------------------
   GEORGIA - 0.2%
      Newnan, New Public Housing Authority, RB,
         U.S. Government Guaranteed,
         Callable 10/01/09 @ 100
         5.000%, 04/01/12                            $    250,000   $    267,505
                                                                    ------------
   GUAM - 3.3%
      Guam Power Authority, Ser A, RB
         AMBAC Insured
         5.250%, 10/01/09                                 250,000        250,917
         National-RE-IBC Bank Insured,
         Callable 10/01/09 @ 101
         5.125%, 10/01/29                               5,815,000      4,623,972
                                                                    ------------
                                                                       4,874,889
                                                                    ------------
   ILLINOIS - 0.2%
      Peoria, New Public Housing Authority,
         RB, U.S. Government Guaranteed,
         Callable 12/01/09 @ 100
         5.000%, 06/01/12                                 300,000        321,006
                                                                    ------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8,
         Callable 10/01/09 @ 100
         7.000%, 04/01/21                                 910,000      1,185,011
                                                                    ------------
   NEVADA - 0.2%
      Las Vegas, New Public Housing
         Authority, RB, U.S. Government Guaranteed,
         Callable 01/01/10 @ 100
         5.000%, 01/01/12                                 255,000        272,855
                                                                    ------------
   NEW YORK - 0.3%
      New York, New Public Housing Authority,
         RB, U.S. Government Guaranteed,
         Callable 01/01/10 @ 100
         5.000%, 01/01/12                                 200,000        214,004
      Poughkeepsie, New Public Housing
         Authority, RB, U.S. Government
         Guaranteed, Callable 10/01/09 @ 100
         5.250%, 04/01/10                                 225,000        231,802
                                                                    ------------
                                                                         445,806
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NORTH CAROLINA - 0.4%
      Durham, New Public Housing Authority,
         RB, U.S. Government Guaranteed
         Callable 02/01/10 @ 100
         5.000%, 02/01/12                            $    400,000   $    428,008
         Callable 12/01/09 @ 100
         5.125%, 12/01/13                                 210,000        224,704
                                                                    ------------
                                                                         652,712
                                                                    ------------
   OHIO - 0.7%
      Youngstown, New Public Housing
         Authority, RB, U.S. Government
         Guaranteed,
         Callable 11/01/09 @ 100
         4.875%, 05/01/10                                 200,000        206,260
         5.000%, 05/01/11                                 515,000        551,060
         5.000%, 05/01/12                                 300,000        321,006
                                                                    ------------
                                                                       1,078,326
                                                                    ------------
   PENNSYLVANIA - 0.2%
      Allentown, New Public Housing
         Authority, RB, U.S. Government
         Guaranteed, Callable 11/01/09 @ 100
         4.875%, 05/01/11                                 270,000        288,276
                                                                    ------------
   PUERTO RICO - 13.2%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, FSA Insured,
         Prerefunded 07/01/11 @ 100 (A)
         5.125%, 07/01/11                               1,285,000      1,396,538
         5.250%, 07/01/11                               1,235,000      1,345,125
         GO, FSA Insured, Unrefunded Balance,
         Callable 07/01/11 @ 100
         5.250%, 07/01/27                                 755,000        757,129
         5.125%, 07/01/30                               1,215,000      1,200,359
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                               1,020,000      1,003,537
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                               1,130,000      1,145,108
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue, RB,
         National-RE Insured,
         Callable 03/15/14 @ 100
         5.000%, 09/15/20                                 780,000        751,975
         Transportation Revenue,
         Ser E, RB, FSA Insured
         5.500%, 07/01/23                               1,120,000      1,188,298

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit FGIC Insured
         5.500%, 07/01/22                            $  1,385,000   $  1,551,158
      Puerto Rico Electric Power Authority,
         Ser TT, RB,
         Callable 07/01/17 @ 100
         5.000%, 07/01/22                                 300,000        295,503
         5.000%, 07/01/37                               1,700,000      1,463,292
         Ser UU, RB, FSA Insured,
         Callable 07/01/17 @ 100
         5.000%, 07/01/20                               1,000,000      1,024,220
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, FSA Insured,
         Callable 08/01/15 @ 100
         5.000%, 08/01/30                                 880,000        860,966
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                               1,000,000        925,460
      Puerto Rico Public Buildings Authority,
         Revenue Refunding,
         Government Facilities, Ser H, RB,
         AMBAC, Commonwealth
         Guaranteed 5.500%, 07/01/17                    1,250,000      1,250,725
         Ser L, RB, XLCA, Commonwealth
         Guaranteed
         5.500%, 07/01/21                                 500,000        476,055
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB,
         Callable 08/01/19 @ 100
         6.375%, 08/01/39                               3,000,000      3,110,970
                                                                    ------------
                                                                      19,746,418
                                                                    ------------
   SOUTH CAROLINA - 0.1%
      Marion, New Public Housing Authority, RB,
         U.S. Government Guaranteed,
         Callable 09/01/09 @ 100
         4.875%, 09/01/10                                 200,000        209,078
                                                                    ------------
   TENNESSEE - 0.1%
      Nashville, New Public
         Housing Authority, RB,
         U.S. Government Guaranteed,
         Callable 02/01/10 @ 100
         5.000%, 08/01/10                                 190,000        198,189
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - 0.2%
      Waco, New Public Housing Authority, RB,
         U.S. Government Guaranteed
         4.875%, 12/01/09                            $    340,000   $    344,753
                                                                    ------------
   VIRGIN ISLANDS - 5.0%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured,
         Callable 10/01/16 @ 100
         5.000%, 10/01/21                               2,000,000      1,858,460
         5.000%, 10/01/23                               1,000,000        907,310
         5.000%, 10/01/24                               2,500,000      2,268,550
         5.000%, 10/01/27                               2,000,000      1,775,880
      Virgin Islands Water & Power Authority,
         Electric Systems Revenue,
         RB, AMBAC Insured
         5.000%, 07/01/10                                 470,000        479,423
         Water Systems Revenue,
         Refunding, Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured,
         Callable 08/31/09 @ 101
         5.250%, 07/01/12                                 255,000        258,981
                                                                    ------------
                                                                       7,548,604
                                                                    ------------
   WISCONSIN - 70.1%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.,
         Callable 09/01/11 @ 100
         4.750%, 09/01/17                                 360,000        369,781
         4.850%, 09/01/19                                 435,000        443,748
      Ashwaubenon, Community Development
         Authority, Lease Revenue, Refunding,
         Arena Project, RB,
         Callable 06/01/12 @ 100
         4.700%, 06/01/15                                 500,000        527,540
         5.050%, 06/01/19                               1,030,000      1,074,187
         5.200%, 06/01/22                                 500,000        519,760
         5.000%, 06/01/23                                 925,000        952,639
      Beloit, Community Development
         Authority, Lease Revenue, RB,
         Callable 03/01/18 @ 100
         4.700%, 03/01/21                                 345,000        351,572
         4.750%, 03/01/22                                 300,000        303,996
         5.000%, 03/01/25                                 650,000        660,855

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
120                              1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Burlington, Community Development
         Authority, Lease Revenue, RB,
         Callable 04/01/15 @ 100
         4.000%, 04/01/16                            $    200,000   $    209,372
         4.100%, 04/01/17                                 750,000        774,825
      Cudahy, Community Development
         Authority, Redevelopment
         Lease Revenue, RB
         3.000%, 06/01/10                                 125,000        125,747
         3.000%, 06/01/10                                 250,000        251,495
         3.300%, 06/01/11                                 175,000        178,827
         4.000%, 06/01/12                                 100,000        104,533
         3.650%, 06/01/13                                 200,000        206,778
         Callable 06/01/10 @ 100
         3.250%, 06/01/11                                 250,000        254,095
         Callable 06/01/16 @ 100
         4.250%, 06/01/17                                 500,000        524,730
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB,
         Callable 06/01/19 @ 100
         4.150%, 06/01/25                                 250,000        251,795
         4.250%, 06/01/26                                 330,000        332,360
         4.600%, 06/01/30                                 600,000        603,264
         Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                                 405,000        376,654
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility, Ser A, RB
         Callable 10/01/14 @ 100
         5.000%, 10/01/24                               1,500,000      1,536,855
         Callable 10/01/15 @ 100
         4.750%, 10/01/27                               1,000,000        939,240
         Tax Increment District No. 7, RB
         Callable 09/01/11 @ 100
         4.750%, 09/01/17                               1,250,000      1,281,438
         4.875%, 09/01/19                               1,000,000      1,017,600
         Callable 09/01/12 @ 100
         4.350%, 09/01/16                               1,000,000      1,035,750
         4.500%, 09/01/18                               2,000,000      2,046,020
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB,
         Callable 12/01/18 @ 100
         6.000%, 12/01/29                               1,000,000      1,027,920
         6.150%, 12/01/32                               1,000,000      1,033,560

--------------------------------------------------------------------------------
Description                                                   Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Green Bay, Redevelopment Authority, - (continued)
         Ser A, Callable 02/15/12 @ 100
         5.500%, 02/15/21                            $    400,000   $    404,592
         Lease Revenue, Refunding,
         Convention Center Project, RB,
         Callable 06/01/16 @ 100
         4.200%, 06/01/25                               1,000,000        985,170
         4.300%, 06/01/29                               1,000,000        952,440
      Green Bay/Brown County Professional
         Football Stadium, Lambeau Field
         Renovation Project, Ser A, RB,
         AMBAC Insured,
         Callable 02/01/11 @ 100
         4.850%, 02/01/15                               1,020,000      1,051,793
         4.900%, 02/01/16                               1,015,000      1,043,024
         5.000%, 02/01/19                               2,500,000      2,548,100
      Johnson Creek, Community Development
         Authority, Lease Revenue,
         Refunding, Tax Incremental
         District No. 3-B, TA,
         Callable 12/01/17 @ 100
         4.400%, 12/01/22                                 700,000        655,571
         Tax Incremental District No. 2, TA,
         Callable 12/01/13 @ 100
         4.850%, 12/01/22                                 200,000        197,860
         Kenosha, Housing Authority,
         Multi-Family Housing Revenue,
         Villa Ciera Project, Ser A, RB,
         GNMA Collateralized,
         Callable 08/31/09 @ 101
         6.000%, 11/20/41                               1,000,000        939,100
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB,
         Callable 10/01/12 @ 100
         4.350%, 10/01/17                               1,630,000      1,682,812
         4.550%, 10/01/18                                 500,000        514,930
      Milton, Community Development
         Authority, Lease Revenue, RB,
         Callable 04/01/16 @ 100
         4.500%, 04/01/21                                 125,000        123,320
         4.600%, 04/01/26                                 360,000        333,756
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         2430 West Wisconsin Avenue
         Project, RB, FSA Insured
         3.000%, 03/01/10                                 230,000        233,149

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority
         Development Revenue, Refunding, - (continued)
         Callable 03/01/10 @ 100
         3.250%, 03/01/11                           $     500,000   $    505,250
         3.400%, 03/01/12                                 480,000        485,395
         3.500%, 03/01/13                                 645,000        651,392
         3.600%, 03/01/14                                 310,000        312,505
         Marquette University Project, RB,
         XLCA Insured, Callable 11/01/12 @ 100
         4.150%, 11/01/16                               1,275,000      1,276,849
         4.250%, 11/01/17                               1,000,000        997,190
         4.350%, 11/01/18                                 500,000        493,980
         Lease Revenue, Milwaukee
         Public Schools,
         Congress School, Ser A, RB,
         Callable 08/01/13 @ 100
         4.500%, 08/01/20                                 500,000        502,715
         Callable 08/01/15 @ 100
         4.600%, 08/01/22                                 500,000        501,035
         RB, AMBAC Insured,
         3.250%, 08/01/11                                 500,000        522,300
         3.650%, 08/01/13                               2,000,000      2,158,620
         Callable 08/01/13 @ 100
         3.800%, 08/01/14                               1,000,000      1,052,170
         4.000%, 08/01/16                               1,000,000      1,035,800
         4.100%, 08/01/17                               1,000,000      1,032,690
         4.125%, 08/01/18                               2,010,000      2,054,883
         Lease Revenue, University of Wisconsin,
         Kenilworth Project, RB,
         LOC U.S. Bank NA (B)
         0.410%, 09/01/40                               1,000,000      1,000,000
         Mortgage Revenue, Refunding,
         Schlitz Park, Ser A, RB,
         Callable 08/31/09 @ 102
         5.500%, 01/01/17                               1,975,000      1,798,553
         Ser B, RB, Callable 08/31/09 @ 100
         5.600%, 01/01/15                               1,460,000      1,376,707
         Redevelopment Revenue,
         United Community Center Inc. Project,
         RB, LOC U.S. Bank NA (B)
         0.410%, 10/01/22                                 200,000        200,000
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank,
         Callable 08/31/09 @ 102
         5.250%, 06/01/19                                 430,000        434,128
         5.300%, 06/01/29                               1,800,000      1,746,162

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority
         Redevelopment Revenue, - (continued)
         Ser B, RB, LOC FHLB,
         Callable 08/31/09 @ 102
         5.150%, 06/01/19                           $     200,000   $    203,512
         5.200%, 06/01/29                                 355,000        346,366
         Summerfest Project, RB,
         Callable 08/01/11 @ 100
         4.700%, 08/01/15                                 500,000        514,630
         4.800%, 08/01/16                                 500,000        512,670
         4.850%, 08/01/17                                 500,000        510,155
         4.950%, 08/01/20                               1,250,000      1,263,663
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         Callable 12/01/14 @ 100
         4.300%, 12/01/20                               1,000,000      1,020,940
         5.125%, 12/01/23                               1,000,000      1,052,420
         4.700%, 12/01/28                               1,250,000      1,261,050
         Callable 12/01/18 @ 100
         4.625%, 12/01/28                                 600,000        605,166
         4.750%, 12/01/32                                 400,000        390,060
      New Berlin, Housing Authority
         Revenue, Capital Appreciation,
         Apple Glen Project, Ser A, RB
         0.000%, 11/01/09                                  65,000         64,798
         0.000%, 05/01/10                                  70,000         69,287
         North Fond Du Lac, Community
         Development Authority, Lease Revenue,
         Refunding, RB, Callable 12/01/15 @ 100           325,000        330,554
         4.350%, 12/01/17
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project, RB,
         GNMA Collateralized
         Callable 08/10/09 @ 78.233
         0.000%, 01/20/14                                  60,000         47,540
         Callable 08/10/09 @ 80.578
         0.000%, 07/20/13                                 125,000        102,345
         Callable 08/10/09 @ 82.814
         0.000%, 01/20/13                                 125,000        105,339
         Callable 08/10/09 @ 87.474
         0.000%, 01/20/12                                  65,000         55,970
         Callable 08/10/09 @ 89.987
         0.000%, 07/20/11                                 125,000        114,349
         Callable 08/10/09 @ 92.462
         0.000%, 01/20/11                                 125,000        117,095

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
122                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Oak Creek, Housing Authority - (continued)
         Wood Creek Project, RB,
         GNMA Collateralized,
         Callable 08/10/09 @ 100
         5.500%, 07/20/19                           $   1,000,000   $  1,015,600
         5.625%, 07/20/29                               2,205,000      2,244,514
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         4.000%, 10/01/15                                 100,000        103,244
         RB, Callable 10/01/13 @ 100
         3.650%, 10/01/12                                 100,000        104,395
         3.900%, 10/01/14                                 100,000        104,005
         4.150%, 10/01/16                                 200,000        205,292
      Oostburg, Community Development
         Authority, Lease Revenue, TA,
         Callable 05/01/13 @ 100
         4.350%, 05/01/21                                 105,000         99,420
         4.400%, 05/01/22                                 110,000        102,916
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized,
         Callable 08/31/09 @ 100
         5.450%, 09/20/17                                 110,000        110,083
         5.750%, 09/20/38                               1,260,000      1,260,353
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized,
         Callable 08/31/09 @ 100
         5.100%, 11/20/26                               1,000,000      1,034,900
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation,
         COP, ETM, National-RE Insured
         0.000%, 12/15/15                                 970,000        819,922
         0.000%, 12/15/17                               1,000,000        765,610
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                                 525,000        573,909
         5.500%, 12/15/18                                 250,000        283,203
         5.500%, 12/15/19                               2,000,000      2,252,320
         5.500%, 12/15/26                               4,010,000      4,200,275
         Callable 12/15/11 @ 101
         5.100%, 12/15/29                                 285,000        314,651

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Southeast Wisconsin Professional
         Baseball Park District - (continued)
         Ser B, RB, National-RE Insured
         5.500%, 12/15/09                           $     615,000   $    624,194
      St. Francis, Community Development
         Authority, Lease Revenue, RB,
         Callable 03/01/17 @ 100
         4.350%, 03/01/22                                 300,000        296,841
         4.500%, 03/01/24                                 235,000        231,047
      Sturgeon Bay, Waterfront
         Redevelopment Authority,
         Lease Revenue, Ser A, RB,
         Callable 10/01/16 @ 100
         4.350%, 10/01/18                               1,100,000      1,054,185
         4.500%, 10/01/21                                 500,000        454,945
      Sun Prairie, Community
         Development Authority,
         Lease Revenue,
         RB, Callable 08/01/13 @ 100
         4.400%, 08/01/20                                 150,000        146,549
         4.500%, 08/01/21                                 150,000        144,467
         Tax Incremental District No. 8, RB,
         Callable 08/01/15 @ 100
         4.300%, 08/01/21                                 975,000        917,114
         4.350%, 08/01/22                                 975,000        905,892
      Verona, Community Development
         Authority, Community Development
         Lease Revenue, RB
         Callable 02/01/14 @ 100
         4.800%, 02/01/20                                 100,000        100,520
         4.850%, 02/01/22                                 200,000        197,968
         Callable 12/01/13 @ 100
         3.800%, 12/01/16                                 100,000        100,075
         3.900%, 12/01/17                                 100,000         99,014
         4.000%, 12/01/18                                  50,000         48,680
         4.200%, 12/01/20                                  50,000         47,159
         4.250%, 12/01/21                                  50,000         46,693
         Ser A, RB, Callable 06/01/15 @ 100
         3.650%, 06/01/17                                 100,000         96,532
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured,
         Callable 08/31/09 @ 100
         5.700%, 03/01/39                                 460,000        460,037

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Waterford, Community Development
         Authority, Lease Revenue,
         Refunding, RB,
         Callable 10/01/14 @ 100
         4.650%, 10/01/20                           $     750,000   $    748,665
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized,
         Callable 06/20/11 @ 102
         5.000%, 06/20/21                               1,000,000      1,019,330
      Waupaca, Community Development
         Authority, Community Development
         Lease Revenue, Ser A, RB
         Callable 04/01/13 @ 100
         4.200%, 04/01/14                                 100,000        104,758
         4.400%, 04/01/16                                 200,000        206,744
         4.500%, 04/01/17                                 200,000        205,208
         Callable 04/01/14 @ 100
         4.500%, 04/01/16                                 100,000        104,652
         4.600%, 04/01/17                                 300,000        311,046
      Wauwatosa, Housing Authority,
         Capital Appreciation, Refunding,
         Hawthorne Terrace Project, Ser A, RB
         0.000%, 11/01/09                                 100,000         99,785
         0.000%, 05/01/10                                 105,000        104,237
         0.000%, 11/01/10                                 100,000         98,662
      West Bend, Redevelopment Authority,
         Lease Revenue, RB,
         Callable 10/01/15 @ 100
         4.500%, 10/01/23                                 250,000        251,725
         4.550%, 10/01/24                                 250,000        251,185
         4.600%, 10/01/25                                 150,000        150,711
         4.650%, 10/01/28                                 250,000        245,938
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB,
         Callable 10/01/14 @ 100
         4.100%, 10/01/16                                 500,000        519,525
         4.250%, 10/01/17                                 200,000        206,726
         4.400%, 10/01/18                                 500,000        513,435
         5.250%, 10/01/20                                 445,000        467,272
         4.700%, 10/01/21                               1,230,000      1,247,921
         Callable 10/01/17 @ 100
         4.500%, 10/01/21                                 100,000         96,519
         4.625%, 10/01/25                                 825,000        778,536

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Weston, Community Development
         Authority, Lease Revenue - (continued)
         Callable 10/01/13 @ 100
         4.350%, 10/01/18                           $     500,000   $    501,295
         4.450%, 10/01/19                                 500,000        498,760
         Ser B, RB
         Callable 10/01/14 @ 100
         4.750%, 10/01/22                                 130,000        130,228
         4.750%, 10/01/23                                 140,000        138,995
      Winnebago County, Housing Authority,
         First Mortgage Revenue, Refunding,
         Section 8 Assisted Housing Project, RB,
         HUD Section 8 Collateral,
         Callable 08/31/09 @ 100
         5.625%, 05/01/10                                 135,000        134,194
         Housing Revenue, Ser A, RB,
         Callable 09/01/09 @ 100
         6.875%, 03/01/12                                  75,000         74,968
         7.125%, 03/01/22                                 380,000        364,925
      Wisconsin Center District,
         Capital Appreciation, Senior
         Dedicated Tax Revenue, Ser A, RB,
         National-RE Insured
         0.000%, 12/15/26                               2,500,000        903,375
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, FSA Insured
         5.250%, 12/15/23                               2,585,000      2,718,670
      Wisconsin Dells, Community Development
         Authority, Lease Revenue, RB,
         Callable 03/01/16 @ 100
         5.000%, 03/01/22                               1,500,000      1,503,270
         Callable 08/31/09 @ 100
         4.600%, 03/01/25                               1,200,000      1,101,252
         Callable 09/01/10 @ 100
         5.000%, 09/01/24                                 110,000        108,167
         Ser A, Callable 03/01/17 @ 100
         4.300%, 03/01/22                                 225,000        208,310
         4.450%, 03/01/25                                 300,000        269,694
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB,
         Callable 06/01/16 @ 100 (C)
         4.250%, 12/01/35                               1,500,000      1,524,810
         SPA Marshall & Ilsley Bank (B)
         5.000%, 10/01/36                                 145,000        145,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
124                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                           Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Housing & Economic
         Development Authority - (continued)
         Ser B, RB,
         GO of Authorization,
         Callable 05/01/16 @ 100
         4.300%, 05/01/27                           $   1,000,000   $    932,040
         4.400%, 05/01/37                                 500,000        428,610
         SPA Marshall & Ilsley Bank (B)
         5.000%, 10/01/36                                 155,000        155,000
         Ser E, RB, GO of Authorization,
         Callable 05/01/15 @ 100
         4.700%, 11/01/25                                 275,000        271,598
         4.900%, 11/01/35                               1,650,000      1,498,893
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100
         6.100%, 12/01/17 (A)                           1,055,000      1,225,594
         RB, National-RE FHA
         Mortgages Insured,
         Prerefunded 12/01/17 @ 100
         6.100%, 12/01/17 (A)                             985,000      1,143,161
                                                                    ------------
                                                                     105,088,699
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $144,048,220)                                         142,522,127
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.4%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. - Cash
         Reserve Portfolio, Private Class               5,029,185      5,029,185
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,029,185)                                             5,029,185
                                                                    ------------
   TOTAL INVESTMENTS - 98.4%
      (Cost $149,077,405)                                            147,551,312
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.6%                              2,396,453
                                                                    ------------
   NET ASSETS - 100.0%
                                                                    $149,947,765
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
FSA   - FINANCIAL SECURITY ASSURANCE
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION
XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/09         PRICE          INPUTS         INPUTS
                                   -------------   -----------   -------------   ------------
   Municipal Bonds                 $ 142,522,127   $        --   $ 142,522,127   $         --
   Registered Investment Company       5,029,185     5,029,185              --             --
                                   -------------   -----------   -------------   ------------
Total:                             $ 147,551,312   $ 5,029,185   $ 142,522,127   $         --
                                   =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 98.4%
      ABAG, Multi-Family Housing
         Finance Authority, Non-Profit,
         Episcopal Homes Foundation,
         COP (A) (B) (C)
         0.280%, 02/01/25                            $  5,155,000   $  5,155,000
      Alameda County,
         Industrial Development
         Authority Revenue, Ettore Products
         Company Project, Ser A, RB,
         AMT (A) (B) (C)
         0.860%, 12/01/30                               4,000,000      4,000,000
      Azusa, Unified School District,
         School Facilities Bridge Funding
         Program, COP, FSA Insured (A) (B) (C)
         2.000%, 06/01/38                               3,450,000      3,450,000
      Bay Area Toll Authority,
         Toll Bridge Revenue, (A) (B) (C)
         San Francisco Bay Area,
         Ser A, RB
         0.700%, 04/01/39                              28,250,000     28,250,000
         Ser C, RB
         0.250%, 04/01/25                              10,000,000     10,000,000
         Ser G-1, RB
         0.270%, 04/01/45                               5,000,000      5,000,000
      Big Bear Lake, Industrial Revenue,
         Southwest Gas Corporation Project,
         Ser A, RB, AMT (A) (B) (C)
         0.380%, 12/01/28                               7,000,000      7,000,000
      California School Cash Reserve
         Program Authority,
         Sub-2009-10, Ser A
         2.500%, 07/01/10                               3,525,000      3,588,183
      California State, Community College
         Financing Authority, TRAN (E)
         2.250%, 06/30/10                               6,000,000      6,052,560
      California State, Department of
         Water & Power, (A) (B) (C)
         Ser C-08, RB
         0.600%, 05/01/22                              13,850,000     13,850,000
         Ser C-09, RB
         0.300%, 05/01/22                              20,000,000     20,000,000
         Ser C-11, RB
         0.250%, 05/01/22                              11,300,000     11,300,000
         Ser C-15, RB
         0.250%, 05/01/22                              12,640,000     12,640,000
         Ser C-18, RB
         0.220%, 05/01/22                              19,000,000     19,000,000
         Sub-Ser I-2, RB
         0.220%, 05/01/22                               4,000,000      4,000,000

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State, Economic Recovery, GO,
         Ser C-15, FSA Insured (A) (B) (C)
         1.050%, 07/01/23                            $ 76,430,000   $ 76,430,000
      California State, Educational
         Facilities Authority, California
         Institute of Technology, RB (A) (B)
         0.220%, 01/01/24                              19,000,000     19,000,000
      California State, GO Ser C-1 (A) (B) (C)
         0.300%, 05/01/33                              13,000,000     13,000,000
      California State, Health Facilities
         Financing Authority, Stanford
         Hospital, Ser C,
         RB FSA Insured (A) (B) (C)
         1.000%, 11/15/36                              10,000,000     10,000,000
      California State, Housing Finance
         Agency, Home Mortgage, (A)
         Ser F, RB, AMT
         2.800%, 02/01/32                               2,400,000      2,400,000
         Ser F, RB, AMT, AMBAC Insured (B) (C)
         2.500%, 02/01/33                              44,400,000     44,400,000
         Ser F, RB, AMT, FSA Insured
         2.130%, 02/01/34                              35,000,000     35,000,000
         Ser H, RB, AMT, FSA Insured
         1.050%, 08/01/33                                 300,000        300,000
         3.750%, 08/01/36                              15,000,000     15,000,000
         Ser U, RB, AMT, FSA Insured (B) (C)
         3.750%, 02/01/31                               8,000,000      8,000,000
         3.750%, 02/01/32                                 700,000        700,000
      California State, Housing Finance
         Agency, Multi-Family Housing,
         Ser B, RB (A) (B) (C)
         0.700%, 02/01/35                              14,300,000     14,300,000
      California State, Infrastructure &
         Economic Development Bank
         Revenue, (A) (B) (C)
         American National Red Cross, RB
         0.270%, 09/01/34                               3,000,000      3,000,000
         California Academy, Ser E, RB
         0.270%, 09/01/38                               2,625,000      2,625,000
         Kindergarten University, Ser B-4, GO
         0.270%, 05/01/34                              12,000,000     12,000,000
         Kindergarten University, Ser B-5, GO
         0.250%, 05/01/34                               9,405,000      9,405,000
      California State, Municipal
         Finance Authority Revenue,
         Los Angeles Sierra University,
         Ser A, RB (A) (B) (C)
         0.340%, 08/01/28                               3,000,000      3,000,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
126                              1.800.433.6884
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Gemological Institute,
         Custodial Receipts, RB
         0.390%, 05/01/25                            $ 28,630,000   $ 28,630,000
         Los Angeles County Museum of Art,
         Ser A, RB
         0.280%, 12/01/37                               2,000,000      2,000,000
         Ser B, RB
         0.280%, 12/01/37                               3,000,000      3,000,000
         Sweep Loan Program,
         Ser A, RB
         0.300%, 08/01/35                              30,500,000     30,500,000
         Ser B, RB
         0.300%, 06/01/35                               4,515,000      4,515,000
      California Transit Finance
         Authority, RB, FSA Insured (A) (B) (C)
         1.100%, 10/01/27                              37,585,000     37,585,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.290%, 11/15/22                               3,000,000      3,000,000
      Grand Terrace, Community
         Redevelopment Agency,
         Multi-Family Housing Authority,
         Mt. Vernon Villas, RB (A) (B) (C)
         0.280%, 02/15/30                               4,645,000      4,645,000
      Grant Joint Union High School
         District, (A) (B) (C)
         School Facility Bridge Funding Program,
         COP, FSA Insured
         2.000%, 06/01/27                               3,400,000      3,400,000
         2.000%, 06/01/35                               1,500,000      1,500,000
      Hemet, Multi-Family Housing Authority,
         Sunwest Retirement, Ser A, RB,
         FHLMC Insured (A) (B) (C)
         0.290%, 01/01/25                               7,850,000      7,850,000
      Irvine Ranch Water District,
         Consolidated Improvement
         District, GO (A) (B) (C)
         0.180%, 06/01/15                               2,200,000      2,200,000
      Irvine, Public Facilities & Infrastructure
         Authority, Capital Improvement
         Project, RB (A) (B) (C)
         0.250%, 11/01/10                               1,100,000      1,100,000
      Kern Water Bank Authority
         Ser A, RB (A) (B) (C)
         0.340%, 07/01/28                               3,212,000      3,212,000

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Livermore, Multi-Family Housing
         Authority, Mortgage Partola,
         AMT, FHLMC Insured (A) (B) (C)
         0.550%, 05/01/19                            $  2,475,000   $  2,475,000
      Livermore, Redevelopment Agency,
         Multi-Family Housing Authority,
         Ser A, RB, FNMA Insured (A) (B) (C)
         0.300%, 07/15/39                               1,640,000      1,640,000
      Loma Linda, Hospital Revenue,
         Loma Linda University Medical
         Center, Ser B, RB (A) (B) (C)
         0.250%, 12/01/38                               7,000,000      7,000,000
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority,
         Malibu Meadows II, Ser C, RB,
         FNMA Insured (A) (B) (C)
         0.280%, 04/15/28                               7,000,000      7,000,000
      Los Angeles County, Ser A, TRAN
         2.500%, 06/30/10                               7,000,000      7,107,649
      Los Angeles County, TRAN TECP (C)
         1.100%, 08/05/09                               6,450,000      6,450,000
      Los Angeles, (A) (B) (C)
         Department of Water & Power,
         Power Systems,
         Sub-Ser A-5, RB
         0.240%, 07/01/35                              10,300,000     10,300,000
         Department of Water & Power,
         Waterworks Revenue,
         Sub-Ser B-1, RB
         0.230%, 07/01/35                               7,500,000      7,500,000
         Sub-Ser B-4, RB
         0.300%, 07/01/35                               8,975,000      8,975,000
         Los Angeles, GO, Ser A
         4.000%, 09/01/09                               1,500,000      1,503,076
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B)
         Ser A-2, RB (C)
         0.230%, 07/01/23                              22,835,000     22,835,000
         Ser B, RB
         0.230%, 07/01/20                               9,900,000      9,900,000
         0.300%, 07/01/28                              22,000,000     22,000,000
         Ser B-1, RB
         0.270%, 07/01/28                               8,800,000      8,800,000
         Ser B-4, RB
         0.240%, 07/01/35                               5,000,000      5,000,000
         Ser C, RB
         0.320%, 07/01/28                               9,900,000      9,900,000
         Ser C-1, RB
         0.230%, 07/01/36                              18,500,000     18,500,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Northern California Transmission Agency,
         Oregon Transmission,
         Ser A, RB, FSA Insured (A) (B) (C)
         0.700%, 05/01/24                            $ 22,370,000   $ 22,370,000
      Norwalk-La Mirada Unified School
         District, School Facility Bridge
         Funding Program,
         COP, FSA Insured (A) (B) (C)
         2.000%, 04/01/25                               5,500,000      5,500,000
      Ontario, Multi-Family Housing
         Authority, Residential Park Centre
         Project, RB, FHLMC Insured (A) (B) (C)
         0.280%, 12/01/35                              23,500,000     23,500,000
      Orange County, Apartment Development
         Revenue, WLCO LF Partners,
         Ser G-3, RB, FNMA Insured (A) (B)
         0.280%, 11/15/28                               5,800,000      5,800,000
      Orange County, TECP
         1.150%, 08/13/09                               9,465,000      9,465,000
      Oxnard, Multi-Family Housing Authority,
         Seawind Apartments Projects,
         Ser A, RB, AMT, FNMA Insured (A) (B) (C)
         0.400%, 12/01/20                               3,175,000      3,175,000
      Pasadena, Ser A, COP (A) (B) (C)
         0.330%, 02/01/35                               5,300,000      5,300,000
      Pleasanton, Muliti-Family Housing
         Authority, Busch Senior Housing,
         Ser A, RB, AMT,
         FNMA Insured (A) (B) (C)
         0.370%, 06/15/37                              11,000,000     11,000,000
      Rancho Water District Community
         Facilities District No. 89-5
         Special Tax (A) (B) (C)
         0.300%, 09/01/28                               9,500,000      9,500,000
      Riverside County, Public
         Facilities, (A) (B) (C)
         Ser A, COP
         0.280%, 12/01/15                               4,500,000      4,500,000
         Ser B, COP
         0.250%, 12/01/15                               1,290,000      1,290,000
         Ser D, COP
         0.280%, 12/01/15                               1,800,000      1,800,000
      Sacramento County, (A) (B) (C)
         Administration Center & County
         Housing Project, COP
         0.450%, 06/01/20                               4,800,000      4,800,000
         Sanitation District,
         Financing Authority,
         Subordinate Lien, Ser E, RB
         0.280%, 12/01/40                               5,000,000      5,000,000

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Diego County, Regional
         Transportation Commission Sales
         Tax Revenue, Limited Tax,
         Ser A, RB (A) (B) (C)
         0.300%, 04/01/38                            $ 19,255,000   $ 19,255,000
      San Diego Unified School
         District, TRAN, GO
         2.000%, 07/08/10                               9,000,000      9,123,772
      San Francisco City & County (A) (B)
            Finance Corporation Lease,
         Revenue, Moscone Center, (C)
            Ser 2008-1, RB
         0.320%, 04/01/30                              10,035,000     10,035,000
            Ser 2008-2, RB
         0.330%, 04/01/30                               5,800,000      5,800,000
            Redevelopment Agency,
         Multi-Family Housing Authority,
         Fillmore Center, Ser A-1, RB,
            FHLMC Insured
         0.300%, 12/01/17                              11,900,000     11,900,000
      San Francisco City & County,
         Airport Commission Second
         International Airport,
         Ser 36-A, RB (A) (C)
         0.250%, 05/01/26                               5,000,000      5,000,000
      San Gabriel Valley, TECP
         0.270%, 08/07/09                               2,500,000      2,500,000
      San Jose County, Multi-Family
         Housing Authority, Turnleaf
         Apartments, Ser A, RB, AMT,
         FHLMC Insured (A) (B)
         0.430%, 06/01/36                               4,230,000      4,230,000
      Santa Ana, Multi-Family Housing
         Authority, Vintage Apartments,
         Ser A, RB, AMT, FNMA Insured (A) (B)
         0.550%, 12/15/22                               5,035,000      5,035,000
      Santa Clara County, El Camino
         Hospital District Lease
         Authority, (A) (B) (C)
         Valley Medical Center Project,
         Ser A, RB
         0.280%, 08/01/15                              12,850,000     12,850,000
         Ser B, RB
         0.280%, 08/01/15                              11,800,000     11,800,000
      Santa Clara Valley, Transportation
         Authority, Measure A Ser C,
         RB (A) (B) (C)
         0.230%, 04/01/36                               8,100,000      8,100,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
128                              1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                  Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      University of California, TECP
         0.250%, 08/05/09                           $  6,600,000   $   6,600,000
         0.400%, 02/24/10                             16,000,000      16,000,000
      Upland, Multi-Family Housing
         Authority, RB, FHLMC Insured (A) (B)
         0.330%, 09/01/28                              3,655,000       3,655,000
      Vallejo, Multi-Family Housing Authority,
         RB, FNMA Insured (A) (B) (C)
         0.410%, 05/15/22                              4,000,000       4,000,000
      Ventura County, TRAN
         2.500%, 07/01/10                              7,000,000       7,135,924
      Whittier, Healthcare Facilities,
         Presbyterian InterCommunity,
         Ser B, RB (A) (B) (C)
         0.220%, 06/01/36                              2,800,000       2,800,000
                                                                   -------------
                                                                     970,688,164
                                                                   -------------
   VERMONT - 0.8%
      Vermont Housing Finance Agency,
         Single Family Housing Authority,
         Ser 21A, RB, AMT, FSA Insured (A) (B) (C)
         2.150%, 11/01/34                              7,850,000       7,850,000
                                                                   -------------

      TOTAL MUNICIPAL BONDS
         (Cost $978,538,164)                                         978,538,164
                                                                   -------------

--------------------------------------------------------------------------------
Description                                               Shares      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.0%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund, 0.260% (D)             9,413,998   $   9,413,998
      Goldman Sachs ILA - Tax-Exempt
         California Portfolio                              6,450           6,450
                                                                   -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $9,420,448)                                             9,420,448
                                                                   -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $987,958,612)                                            987,958,612
                                                                   -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                           (1,490,861)
                                                                   -------------
   NET ASSETS - 100.0%                                             $ 986,467,751
                                                                   =============

--------------------------------------------------------------------------------
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2009.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

(E)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                         LEVEL 2        LEVEL 3
                                         TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                          VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                          07/31/09         PRICE          INPUTS         INPUTS
                                        -------------   -----------   -------------   ------------
   Municipal Bonds                      $ 978,538,164   $        --   $ 978,538,164   $         --
   Registered Investment Companies          9,420,448     9,420,448              --             --
                                        -------------   -----------   -------------   ------------
Total:                                  $ 987,958,612   $ 9,420,448   $ 978,538,164   $         --
                                        =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO] (R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 49.5%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 4.8% (A)
      Amstel Funding Corp.
         1.852%, 08/20/09                         $170,000,000   $   169,834,014
                                                                 ---------------

      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $169,834,014)                                         169,834,014
                                                                 ---------------

   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 19.1%(A)
      Autobahn Funding Co. LLC
         1.150%, 08/25/09                          165,000,000       164,873,500
      Silver Tower U.S. Funding
         1.200%, 08/03/09                          170,000,000       169,988,667
      Three Pillars Funding
         1.200%, 08/03/09                          170,000,000       169,988,667
      TSL (USA) Inc.
         1.000%, 08/10/09                           74,100,000        74,081,475
         1.031%, 08/31/09                           90,000,000        89,922,750
                                                                 ---------------

     TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $668,855,059)                                         668,855,059
                                                                 ---------------

   ASSET-BACKED SECURITY - AUTOMOBILE - 4.7% (A)
      Giro Balanced Funding Corp.
         1.000%, 08/06/09                          165,000,000       164,977,083
                                                                 ---------------

      TOTAL ASSET-BACKED SECURITY - AUTOMOBILE
         (Cost $164,977,083)                                         164,977,083
                                                                 ---------------

   ASSET-BACKED SECURITY - GOVERNMENT - 4.3% (A)
      Govco LLC
         0.803%, 12/11/09                          105,000,000       104,692,000
         0.803%, 12/22/09                           45,000,000        44,857,000
                                                                 ---------------

      TOTAL ASSET-BACKED SECURITY - GOVERNMENT
         (Cost $149,549,000)                                         149,549,000
                                                                 ---------------

   AUTOMOTIVE - 2.9% (A)
      Robert Bosch Finance LLC
         0.220%, 08/03/09                          101,000,000       100,998,766
                                                                 ---------------

     TOTAL AUTOMOTIVE
         (Cost $100,998,766)                                         100,998,766
                                                                 ---------------

   BANKING - 13.7%
      Dexia Delaware LLC
         0.651%, 10/05/09                           50,000,000        49,941,319
      KBC Financial Products
         International Ltd. (A)
         0.530%, 08/04/09                          100,000,000        99,995,583
         0.510%, 08/10/09                           70,000,000        69,991,075

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED)
      Louis Dreyfus Corp., LOC: Calyon
         0.801%, 09/21/09                         $ 50,000,000   $    49,943,333
         0.631%, 10/26/09                           48,000,000        47,927,760
         PB Finance (Delaware) (A)
         0.820%, 08/03/09                          165,000,000       164,992,483
                                                                 ---------------

      TOTAL BANKING
         (Cost $482,791,553)                                         482,791,553
                                                                 ---------------

      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,737,005,475)                                     1,737,005,475
                                                                 ---------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 35.2%
--------------------------------------------------------------------------------
      Allied Irish Banks PLC NY,
         Government of Ireland Guaranteed
         1.100%, 09/24/09                           40,000,000        40,000,000
         1.835%, 05/26/10 (B)                      125,000,000       125,000,000
      Bank of Ireland CT,
         Government of Ireland Guaranteed
         1.050%, 09/24/09                           50,000,000        50,000,000
         1.704%, 04/27/10 (B)                      100,000,000        99,929,986
      Bank of Nova Scotia TX
         1.207%, 05/06/10 (B)                      100,000,000       100,000,000
      Barclays Bank PLC NY
         1.386%, 05/24/10 (B)                      160,000,000       160,000,000
      Credit Suisse NY
         1.360%, 03/24/10 (B)                      100,000,000       100,000,000
      Dexia Bank NY
         1.100%, 08/07/09                          100,000,000       100,000,000
      Natixis NY
         1.000%, 11/18/09                           75,000,000        75,000,000
         1.151%, 07/07/10 (B)                       75,000,000        75,000,000
      Norinchukin Bank NY
         0.550%, 10/06/09                           60,000,000        60,000,000
         0.520%, 10/14/09                          100,000,000       100,000,000
      UBS AG CT
         1.310%, 12/11/09                           75,000,000        75,000,000
         1.535%, 05/28/10 (B)                       75,000,000        75,000,000
                                                                 ---------------

      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $1,234,929,986)                                     1,234,929,986
                                                                 ---------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 1.7%
--------------------------------------------------------------------------------
         Branch Banking & Trust (B)
         1.046%, 09/04/09                           60,000,000        60,000,000
                                                                 ---------------

         TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
         (Cost $60,000,000)                                           60,000,000
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
130                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 7.1%
--------------------------------------------------------------------------------
   BANKING - 7.1%
      Bank of Montreal Chicago, MTN (A) (C)
         0.824%, 08/05/10                         $150,000,000   $   150,000,000
      Credit Agricole London, MTN (A) (C)
         0.859%, 07/22/10                          100,000,000       100,000,000
                                                                 ---------------

      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                         250,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   TIME DEPOSIT - 3.5%
--------------------------------------------------------------------------------
      Citibank N.A.
         0.200%, 08/03/09                          122,000,000       122,000,000
                                                                 ---------------

      TOTAL TIME DEPOSITS
         (Cost $122,000,000)                                         122,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
      Citigroup Funding,
         MTN TLGP/FDIC Guaranteed (B)
         0.591%, 07/30/10                           50,000,000        50,000,000
      General Electric Capital,
         Ser G TLGP/FDIC Guaranteed (B)
         0.598%, 07/08/10                           23,000,000        23,000,000
                                                                 ---------------

      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $73,000,000)                                           73,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.1%
--------------------------------------------------------------------------------
   BANKING - 0.1%
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge,
         Ser B, RB LOC: Bank of America (D)
         0.650%, 08/01/41                            4,065,000         4,065,000
                                                                  --------------

      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $4,065,000)                                             4,065,000
                                                                  --------------

--------------------------------------------------------------------------------
Description                                            Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.190%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $29,344,400
         (collateralized by U.S. Treasury Bill
         Obligation, par value $29,940,000,
         0.170%, 09/10/09, total
         market value $29,935,510)                $ 29,343,935   $    29,343,935
                                                                 ---------------

      TOTAL REPURCHASE AGREEMENT
         (Cost $29,343,935)                                           29,343,935
                                                                 ---------------

   TOTAL INVESTMENTS - 100.0%
      (Cost $3,510,344,396)                                        3,510,344,396
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                             (1,450,981)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $ 3,508,893,415
                                                                 ===============

-------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2009 WAS $1,839,193,063 AND REPRESENTED 52.4% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE VARIABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

CT    - CONNECTICUT
FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
N.A.  - NORTH AMERICA
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM
TX    - TEXAS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                  LEVEL 2         LEVEL 3
                                   TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                    VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                    07/31/09        PRICE         INPUTS          INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities *      $3,510,344,396   $      --   $3,510,344,396   $         --
                                 ==============   =========   ==============   ============

*    See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
132                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 13.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.719%, 12/17/09                          $ 10,000,000  $    9,972,975
         0.340%, 04/01/10                            10,000,000       9,977,388
                                                                 --------------
      TOTAL U.S. TREASURY BILLS
        (Cost $19,950,363)                                           19,950,363
                                                                 --------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 4.6%
--------------------------------------------------------------------------------
      General Electric Capital, MTN
         TLGP/FDIC Guaranteed (A)
         0.598%, 07/08/10                             7,000,000       7,000,000
                                                                 --------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $7,000,000)                                            7,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 82.4%
--------------------------------------------------------------------------------
      Barclays Capital
         0.190%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $53,000,839,
         (collateralized by U.S. Treasury
         Notes, ranging in par value from
         $22,281,800 - $26,469,000,
         2.375% - 4.625%,
         04/15/11 - 02/15/17, total market
         value $54,060,091)                          53,000,000      53,000,000
     Credit Suisse Securities (USA)
         0.190% dated 07/31/09,
         matures on 08/03/09,
         repurchase price $37,000,586
         (collateralized by a U.S. Treasury Bill,
         par value $37,750,000, 0.170%,
         09/10/09, total market value
         $37,744,339)                                37,000,000      37,000,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.180%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $36,154,509
         (collateralized by U.S. Treasury Notes,
         ranging in par value from
         $5,805,538 - $34,418,200,
         0.000% - 1.500%,
         07/15/12 - 02/15/26, total market
         value 36,877,131)                         $ 36,153,966  $   36,153,966
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $126,153,966)                                        126,153,966
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $153,104,329)                                           153,104,329
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (24,162)
                                                                 --------------
   NET ASSETS - 100.0%                                           $  153,080,167
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009.
      THE DATE REPORTED IS THE FINAL MATURITY.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
MTN   - MEDIUM TERM NOTE
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2         LEVEL 3
                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                    VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                    07/31/09         PRICE          INPUTS         INPUTS
                                 --------------   -----------   --------------  ------------
Investments in Securities *      $ 153,104,329    $        --   $  153,104,329  $         --
                                 ==============   ===========   ==============  ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.3%
--------------------------------------------------------------------------------
      Citigroup Funding,
         MTN TLGP/FDIC Guaranteed (A)
         0.591%, 07/30/10                          $ 25,000,000  $   25,000,000
      FFCB
         0.191%, 08/07/09 (A)                        25,000,000      25,000,000
         0.379%, 05/18/11 (A)                        50,000,000      50,009,550
      FHLB
         0.876%, 08/05/09 (A)                        25,000,000      24,999,986
         0.216%, 08/21/09 (A)                        32,000,000      31,999,250
         0.233%, 09/14/09 (A)                        25,000,000      24,999,699
         0.302%, 01/08/10 (A)                        50,000,000      50,000,000
         0.750%, 06/25/10 (B)                        50,000,000      50,000,000
         0.650%, 07/28/10 (B)                        30,000,000      30,000,000
      FHLMC
         0.259%, 09/18/09 (A)                        25,000,000      25,000,000
         0.473%, 09/25/09 (A)                        25,000,000      24,997,960
         0.215%, 09/28/09 (A)                        54,700,000      54,696,826
         0.671%, 10/30/09 (A)                        25,000,000      25,000,000
         0.410%, 07/12/10 (A)                        50,000,000      50,000,000
         0.641%, 08/24/10 (A)                        25,000,000      24,997,774
      FNMA
         0.424%, 01/25/10 (A)                        25,000,000      24,997,003
                                                                 --------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $541,698,048)                                        541,698,048
                                                                 --------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 16.7%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (C)
         0.650%, 08/15/33                             4,600,000       4,600,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (C)
         0.670%, 07/15/35                             1,350,000       1,350,000
      California, San Francisco,
         City & County Redevelopment, Ser D, RB
         Guarantee: FNMA (C)
         0.350%, 06/15/34                            26,050,000      26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (C)
         0.670%, 07/15/36                             1,550,000       1,550,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (C)
         0.650%, 05/15/35                             4,150,000       4,150,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B,RB
         Guarantee: FNMA (C)
         0.320%, 10/15/41                          $ 14,225,000  $   14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing
         Revenue, (C)
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.370%, 11/15/35                             5,770,000       5,770,000
         West Street, Ser B, RB
         Guarantee: FHLMC
         0.320%, 03/15/36                             5,400,000       5,400,000
            Westport Development, Series B, RB
         Guarantee: FNMA
         0.370%, 06/15/34                             6,800,000       6,800,000
         New York State, Dormitory
         Authority Revenue, Ser B, RB
         Guarantee: FNMA (C)
         0.370%, 11/15/36                            22,520,000      22,520,000
      New York State, Housing Finance
         Agency Revenue, (C)
         Ser B, RB
         Guarantee: FHLMC
         0.320%, 05/15/33                            15,300,000      15,300,000
            11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.320%, 05/15/41                            29,350,000      29,350,000
            Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.320%, 05/15/34                             1,845,000       1,845,000
            Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.800%, 11/15/36                             3,400,000       3,400,000
            East 39th Street Housing, Ser B, RB
         Guarantee: FNMA
         0.320%, 11/15/31                               700,000         700,000
            North End, Ser B, RB
         Guarantee: FNMA
         0.320%, 11/15/36                             2,500,000       2,500,000
            Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.320%, 11/01/36                             4,200,000       4,200,000
            Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.320%, 11/01/33                             2,100,000       2,100,000
            West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.370%, 11/15/36                             5,900,000       5,900,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
134                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Pennsylvania, Montgomery County,
         Redevelopment Authority, Kingswood
         Apartments Project, Ser A, RB
         Guarantee: FNMA (C)
         0.800%, 08/15/31                          $  6,905,000  $    6,905,000
      Virginia, Chesapeake, Redevelopment &
         Housing Authority, Multi-Family
         Housing Revenue,
         Alta Great Bridge, Ser A, RB
         Guarantee: FNMA (C)
         0.670%, 01/15/41                             2,100,000       2,100,000
      Washington State Housing Finance
         Commission, Multi- Family
         Housing Revenue, (C)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.670%, 12/15/41                             3,510,000       3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.670%, 09/01/34                             3,465,000       3,465,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.670%, 07/15/38                             2,060,000       2,060,000
         Pinehurst Apartments Project, Ser B, RB
         Guarantee: FNMA
         0.650%, 03/15/39                             1,985,000       1,985,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.670%, 12/15/36                             3,725,000       3,725,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.670%, 06/15/37                             2,325,000       2,325,000
                                                                 --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $183,785,000)                                        183,785,000
                                                                 --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 34.0%
--------------------------------------------------------------------------------
      Barclays Capital
         0.190%, dated 07/31/09,
         matures on 08/03/09, repurchase
         price $23,000,364 (collateralized
         by a U.S. Treasury Note obligation,
         par value $21,593,500, 4.250%,
         08/15/15, total market value
         $23,460,019)                                23,000,000      23,000,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $200,003,500
         (collateralized by a U.S. agency
         obligation, par value $185,955,000,
         6.000%, 05/15/11, total market
         value $204,001,325)                       $200,000,000  $  200,000,000
      Deutsche Bank Securities
         0.200%, dated 07/31/09,
         matures on 08/03/09,
         repurchase price $49,745,836
         (collateralized by various
         U.S. agency obligations, ranging
         in par value from
         $2,781,000 - $38,255,000,
         3.750% - 8.875%,
         09/08/11 - 04/15/30,
         total market value $50,739,931)             49,745,007      49,745,007
      Goldman Sachs
         0.200%, dated 07/31/09,
         matures on 08/03/09, repurchase
         price $50,000,833 (collateralized
         by a U.S. Treasury Note obligation,
         par value $54,288,300, 1.750%,
         01/15/28, total market value
         $51,000,088)                                50,000,000      50,000,000
      JPMorgan Securities
         0.190%, dated 07/31/09, matures
         on 08/03/09, repurchase price
         $50,000,792 (collateralized by
         various U.S. agency obligations,
         ranging in par value from
         $25,930,000 - $27,670,000,
         3.000% - 4.700%,
         01/13/14 - 07/15/33, total
         market value $51,002,110)                   50,000,000      50,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $372,745,007)                                        372,745,007
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,098,228,055)                                       1,098,228,055
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                27,659
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,098,255,714
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SCHEDULE OF INVESTMENTS
JULY 31, 2009

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

-------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

(B)   SECURITY IS CALLABLE @ 100.

(C) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2         LEVEL 3
                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                    VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                    07/31/09         PRICE          INPUTS         INPUTS
                                 --------------   -----------   --------------  ------------
Investments in Securities *      $1,098,228,055   $        --   $1,098,228,055  $         --
                                 ==============   ===========   ==============  ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
136                                1.800.433.6884
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2009

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                   Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.124%, 08/06/09                            $ 49,219,000   $ 49,218,165
         0.147%, 08/13/09                             207,722,000    207,711,963
         0.152%, 08/20/09                              50,000,000     49,996,042
         0.160%, 09/15/09                              94,701,000     94,682,269
         0.188%, 09/24/09                              75,000,000     74,979,187
         0.183%, 10/01/09                             100,000,000     99,969,500
         0.188%, 10/08/09                             100,000,000     99,965,056
         0.719%, 12/17/09                              20,000,000     19,945,950
         0.473%, 04/01/10                              40,000,000     39,874,450
                                                                    ------------
         TOTAL U.S. TREASURY BILLS
         (Cost $736,342,582)                                         736,342,582
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $736,342,582)                                            736,342,582
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (21,894)
                                                                    ------------
   NET ASSETS - 100.0%                                              $736,320,688
                                                                    ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                   LEVEL 2         LEVEL 3
                       TOTAL FAIR     LEVEL 1    SIGNIFICANT     SIGNIFICANT
                        VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                        07/31/09       PRICE       INPUTS          INPUTS
                      -------------   -------   -------------   -------------
U.S. Treasury Bills   $ 736,342,582   $    --   $ 736,342,582   $          --
                      =============   =======   =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                                                              COGNITIVE
                                                                                                BALANCED        VALUE
                                                                                                  FUND           FUND
                                                                                              ------------   ------------
ASSETS:
   Investments, at Value+ .................................................................   $ 20,628,590   $ 69,522,735
   Repurchase Agreements, at Value+ .......................................................      1,566,979        566,232
   Cash ...................................................................................             --             --
   Foreign Currency .......................................................................             --             --
   Receivable for Investments Sold ........................................................             --        600,779
   Receivable for Fund Shares Sold ........................................................         10,403          2,621
   Accrued Income .........................................................................         79,852         43,364
   Prepaid Expenses .......................................................................         38,702         19,969
   Reclaims Receivable ....................................................................             --             --
   Deferred Compensation ..................................................................            835          2,588
   Variation Margin Receivable ............................................................             --             --
   Due from Adviser, net ..................................................................          1,010             --
   Unrealized Appreciation on Foreign Currency Contracts (Note 2) .........................             --             --
                                                                                              ------------   ------------
      TOTAL ASSETS ........................................................................     22,326,371     70,758,288
                                                                                              ------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............................................             --             --
   Payable for Investments Purchased ......................................................        102,481        366,170
   Payable for Fund Shares Redeemed .......................................................          6,393         27,017
   Investment Adviser Fees Payable ........................................................             --         38,257
   Administration Fees Payable ............................................................          2,708          8,392
   Accounting Fees Payable ................................................................             --             --
   Chief Compliance Officer Fees Payable ..................................................             --             --
   Custodian Fees Payable .................................................................            182            563
   Audit Fees Payable .....................................................................         14,253         13,432
   Deferred Compensation Payable ..........................................................            835          2,588
   Shareholder Servicing Fees Payable .....................................................          2,731             77
   Transfer Agent Fees Payable ............................................................            237            745
   Trustees Fees Payable ..................................................................             87            273
   Accrued Distribution Fees ..............................................................          1,539            373
   Accrued Expenses and Other Payables ....................................................          3,277          6,289
   Unrealized Depreciation on Foreign Currency Contracts (Note 2) .........................             --             --
                                                                                              ------------   ------------
      TOTAL LIABILITIES ...................................................................        134,723        464,176
                                                                                              ------------   ------------
         NET ASSETS .......................................................................   $ 22,191,648   $ 70,294,112
                                                                                              ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..................................   $ 24,157,507   $ 99,344,147
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..................         16,266        293,873
   Accumulated Net Realized Gain (Loss) on Investments, Forward Foreign Currency Contracts,
      Futures Contracts and Foreign Currency Transactions .................................     (3,662,687)   (33,799,718)
   Net Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency
      Contracts, Futures Contracts and Foreign Currency Transactions ......................      1,680,562      4,455,810
                                                                                              ------------   ------------
         NET ASSETS .......................................................................   $ 22,191,648   $ 70,294,112
                                                                                              ============   ============
   +     Cost of Investments and Repurchase Agreements ....................................   $ 20,515,007   $ 65,633,157
   *     Includes Market Value of Securities on Loan ......................................   $         --   $         --

   **    Cost of foreign currency is $25,326.

   ***   Represents margin deposit for futures contracts.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
138                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                         CORE            ENHANCED         EQUITY       FUNDAMENTAL
                                                                        EQUITY            GROWTH          INCOME         EQUITY
                                                                         FUND              FUND            FUND           FUND
                                                                     -------------     -------------   -------------   ------------
ASSETS:
   Investments, at Value+ ........................................   $  62,575,441     $  68,050,731   $  17,032,884   $ 11,684,288
   Repurchase Agreements, at Value+ ..............................         834,550         1,098,627              --             --
   Cash ..........................................................          45,000***             --              --             --
   Foreign Currency ..............................................              --                --              --             --
   Receivable for Investments Sold ...............................         382,919           227,307              --             --
   Receivable for Fund Shares Sold ...............................              --             2,290           1,167        100,864
   Accrued Income ................................................          91,105            64,719          45,939          3,930
   Prepaid Expenses ..............................................          23,081            20,157          43,782         24,221
   Reclaims Receivable ...........................................              --             6,016              --             --
   Deferred Compensation .........................................           2,514             2,617             628            311
   Variation Margin Receivable ...................................           1,100                --              --             --
   Due from Adviser, net .........................................              --                --              --          1,800
   Unrealized Appreciation on Foreign Currency Contracts
      (Note 2) ...................................................              --                --              --             --
                                                                     -------------     -------------   -------------   ------------
      TOTAL ASSETS ...............................................      63,955,710        69,472,464      17,124,400     11,815,414
                                                                     -------------     -------------   -------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ......................              --                --              --             --
   Payable for Investments Purchased .............................              --           495,752              --        345,425
   Payable for Fund Shares Redeemed ..............................          88,400            47,055          42,973             --
   Investment Adviser Fees Payable ...............................          25,730            36,392              --             --
   Administration Fees Payable ...................................           8,151             8,486           2,037          1,009
   Accounting Fees Payable .......................................              --                --             389             --
   Chief Compliance Officer Fees Payable .........................              --                --           1,429             --
   Custodian Fees Payable ........................................             547               569             455             68
   Audit Fees Payable ............................................          13,374            13,400          16,318         13,366
   Deferred Compensation Payable .................................           2,514             2,617             628            311
   Shareholder Servicing Fees Payable ............................           6,455                96           2,156            126
   Transfer Agent Fees Payable ...................................             710               902           5,973             77
   Trustees Fees Payable .........................................             259               323              66             28
   Accrued Distribution Fees .....................................           1,334               246           7,917              1
   Accrued Expenses and Other Payables ...........................           4,891             5,968           2,232          2,259
   Unrealized Depreciation on Foreign Currency Contracts
      (Note 2) ...................................................              --                --              --             --
                                                                     -------------     -------------   -------------   ------------
      TOTAL LIABILITIES ..........................................         152,365           611,806          82,573        362,670
                                                                     -------------     -------------   -------------   ------------
         NET ASSETS ..............................................   $  63,803,345     $  68,860,658   $  17,041,827   $ 11,452,744
                                                                     =============     =============   =============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .........   $  98,281,990     $  81,207,324   $  28,102,249   $ 13,596,106
   Undistributed Net Investment Income/(Accumulated Net Investment
      Loss) ......................................................          44,476           (1,056)              --         41,661
   Accumulated Net Realized Gain (Loss) on Investments, Forward
      Foreign Currency Contracts, Futures Contracts and Foreign
      Currency Transactions ......................................     (25,653,061)      (21,627,552)     (9,725,377)    (1,996,714)
   Net Unrealized Appreciation (Depreciation) on Investments,
      Forward Foreign Currency Contracts, Futures Contracts and
      Foreign Currency Transactions ..............................      (8,870,060)        9,281,942      (1,335,045)      (188,309)
                                                                     -------------     -------------   -------------   ------------
         NET ASSETS ..............................................   $  63,803,345     $  68,860,658   $  17,041,827   $ 11,452,744
                                                                     =============     =============   =============   ============
   +     Cost of Investments and Repurchase Agreements ...........   $  72,303,696     $  59,867,416   $  18,367,929   $ 11,872,597
   *     Includes Market Value of Securities on Loan .............   $          --     $          --   $          --   $         --

                                                                                         GENEVA
                                                                          GENEVA        SMALL CAP    INTERNATIONAL      LARGE CAP
                                                                          GROWTH         GROWTH      OPPORTUNITIES        GROWTH
                                                                           FUND           FUND            FUND             FUND
                                                                       -------------   -----------   -------------    -------------
ASSETS:
   Investments, at Value+ ..........................................   $ 173,356,905   $ 3,619,624   $ 209,214,537*   $  93,003,802
   Repurchase Agreements, at Value+ ................................              --            --      24,815,919               --
   Cash ............................................................              --            --              --               --
   Foreign Currency ................................................              --            --          25,392**             --
   Receivable for Investments Sold .................................              --            --       4,494,254        1,092,426
   Receivable for Fund Shares Sold .................................         467,567           500         291,043           60,897
   Accrued Income ..................................................           8,204         1,589         361,947           60,647
   Prepaid Expenses ................................................          29,576         1,430          22,593           23,070
   Reclaims Receivable .............................................              --            --          53,785               --
   Deferred Compensation ...........................................           6,272           135           7,603            3,534
   Variation Margin Receivable .....................................              --            --              --               --
   Due from Adviser, net ...........................................              --        15,517              --               --
   Unrealized Appreciation on Foreign Currency Contracts
     (Note 2) ......................................................              --            --          43,166               --
                                                                       -------------   -----------   -------------    -------------
     TOTAL ASSETS ..................................................     173,868,524     3,638,795     239,330,239       94,244,376
                                                                       -------------   -----------   -------------    -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ........................              --            --      23,997,766               --
   Payable for Investments Purchased ...............................       1,258,602            --       4,593,260          636,030
   Payable for Fund Shares Redeemed ................................          76,675            --         356,662          127,807
   Investment Adviser Fees Payable .................................         103,996            --         164,073           43,574
   Administration Fees Payable .....................................          20,338           438          24,655           11,459
   Accounting Fees Payable .........................................           1,533            --              --               --
   Chief Compliance Officer Fees Payable ...........................           1,429         1,429              --               --
   Custodian Fees Payable ..........................................           2,620            29           8,206            1,254
   Audit Fees Payable ..............................................          17,268        13,341          31,874           20,419
   Deferred Compensation Payable ...................................           6,272           135           7,603            3,534
   Shareholder Servicing Fees Payable ..............................          20,329           437           6,925           10,868
   Transfer Agent Fees Payable .....................................          32,674            35           2,241              823
   Trustees Fees Payable ...........................................             604            10             802              298
   Accrued Distribution Fees .......................................          61,175           428           3,752           12,113
   Accrued Expenses and Other Payables .............................           7,608           407          11,029            8,176
   Unrealized Depreciation on Foreign Currency Contracts
     (Note 2) ......................................................              --            --          36,364               --
                                                                       -------------   -----------   -------------    -------------
      TOTAL LIABILITIES ............................................       1,611,123        16,689      29,245,212          876,355
                                                                       -------------   -----------   -------------    -------------
         NET ASSETS ................................................   $ 172,257,401   $ 3,622,106   $ 210,085,027    $  93,368,021
                                                                       =============   ===========   =============    =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ...........   $ 156,845,803   $ 3,464,250   $ 261,389,940    $ 237,229,660
   Undistributed Net Investment Income/(Accumulated Net Investment
      Loss) ........................................................              --            --       4,707,968          712,154
   Accumulated Net Realized Gain (Loss) on Investments, Forward
      Foreign Currency Contracts, Futures Contracts and Foreign
      Currency Transactions ........................................     (14,275,931)       (2,286)    (91,551,490)    (146,695,188)
   Net Unrealized Appreciation (Depreciation) on Investments,
      Forward Foreign Currency Contracts, Futures Contracts and
      Foreign Currency Transactions ................................      29,687,529       160,142      35,538,609        2,121,395
                                                                       -------------   -----------   -------------    -------------
         NET ASSETS ................................................   $ 172,257,401   $ 3,622,106   $ 210,085,027    $  93,368,021
                                                                       =============   ===========   =============    =============
   +     Cost of Investments and Repurchase Agreements .............   $ 143,669,376   $ 3,459,482   $ 198,503,389    $  90,882,407
   *     Includes Market Value of Securities on Loan ...............   $          --   $        --   $  23,425,630    $          --

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                                           COGNITIVE
                                                                            BALANCED         VALUE
                                                                              FUND           FUND
                                                                          ------------   ------------
FIDUCIARY SHARES:
   Net Assets .........................................................   $ 16,798,667   $  1,837,049
   Shares of beneficial interest outstanding ..........................      1,484,931        233,437
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........   $      11.31   $       7.87
                                                                          ============   ============
CLASS A SHARES:
   Net Assets .........................................................   $  4,515,734   $    332,812
   Shares of beneficial interest outstanding ..........................        400,029         42,198
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ....................   $      11.29   $       7.89
                                                                          ------------   ------------
         Maximum Offering Price Per Share (B) .........................   $      11.95   $       8.35
                                                                          ============   ============
CLASS B SHARES:
   Net Assets .........................................................   $    544,229            N/A
   Shares of beneficial interest outstanding ..........................         48,369            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $      11.25            N/A
                                                                          ============   ============
CLASS C SHARES:
   Net Assets .........................................................   $    333,018   $    413,389
   Shares of beneficial interest outstanding ..........................         29,671         53,828
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $      11.22   $       7.68
                                                                          ============   ============
CLASS M SHARES:
      Net Assets ......................................................            N/A   $ 67,710,862
      Shares of beneficial interest outstanding .......................            N/A      8,608,192
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........            N/A   $       7.87
                                                                          ============   ============

N/A   Not Applicable

(A) Fiduciary Class, Class A and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
140                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                              CORE         ENHANCED        EQUITY       FUNDAMENTAL
                                                                             EQUITY         GROWTH         INCOME         EQUITY
                                                                              FUND           FUND           FUND           FUND
                                                                          ------------   ------------   ------------   ------------
FIDUCIARY SHARES:
   Net Assets .........................................................   $ 60,454,131   $  1,996,051   $     75,923   $ 11,450,084
   Shares of beneficial interest outstanding ..........................      9,457,025        247,318         10,885        703,518
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........   $       6.39   $       8.07   $       6.97   $      16.28
                                                                          ============   ============   ============   ============
CLASS A SHARES:
   Net Assets .........................................................   $  2,003,580   $    875,347   $ 11,793,250   $      2,644
   Shares of beneficial interest outstanding ..........................        314,045        109,948      1,691,086            163
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ....................   $       6.38   $       7.96   $       6.97   $      16.25
                                                                          ------------   ------------   ------------   ------------
         Maximum Offering Price Per Share (B) .........................   $       6.75   $       8.42   $       7.38   $      17.20
                                                                          ============   ============   ============   ============
CLASS B SHARES:
   Net Assets .........................................................   $    899,892            N/A   $  2,340,723            N/A
   Shares of beneficial interest outstanding ..........................        144,403            N/A        335,062            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $       6.23            N/A   $       6.99            N/A
                                                                          ============   ============   ============   ============
CLASS C SHARES:
   Net Assets .........................................................   $    445,742   $    121,987   $  2,831,931   $         16
   Shares of beneficial interest outstanding ..........................         71,804         15,595        408,280              1
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $       6.21   $       7.82   $       6.94   $      16.14
                                                                          ============   ============   ============   ============
CLASS M SHARES:
      Net Assets ......................................................            N/A   $ 65,867,273            N/A            N/A
      Shares of beneficial interest outstanding .......................            N/A      8,156,991            N/A            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........            N/A   $       8.07            N/A            N/A
                                                                          ============   ============   ============   ============

                                                                                             GENEVA
                                                                             GENEVA        SMALL CAP    INTERNATIONAL    LARGE CAP
                                                                             GROWTH          GROWTH     OPPORTUNITIES      GROWTH
                                                                              FUND            FUND           FUND           FUND
                                                                          -------------   -----------   -------------   ------------
FIDUCIARY SHARES:
   Net Assets .........................................................   $   1,458,576   $ 1,597,847   $  63,644,211   $ 67,051,343
   Shares of beneficial interest outstanding ..........................          96,965        77,188      10,606,550      8,517,019
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........   $       15.04   $     20.70   $        6.00   $       7.87
                                                                          =============   ===========   =============   ============
CLASS A SHARES:
   Net Assets .........................................................   $ 148,670,303   $ 1,987,979   $  10,003,501   $ 17,543,311
   Shares of beneficial interest outstanding ..........................       9,888,527        96,044       1,672,164      2,265,666
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ....................   $       15.03   $     20.70   $        5.98   $       7.74
                                                                          -------------   -----------   -------------   ------------
         Maximum Offering Price Per Share (B) .........................   $       15.90   $     21.90   $        6.33   $       8.19
                                                                          =============   ===========   =============   ============
CLASS B SHARES:
   Net Assets .........................................................   $   7,420,472           N/A             N/A   $  5,292,333
   Shares of beneficial interest outstanding ..........................         534,977           N/A             N/A        733,316
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $       13.87           N/A             N/A   $       7.22
                                                                          =============   ===========   =============   ============
CLASS C SHARES:
   Net Assets .........................................................   $  14,708,050   $    36,280   $   2,217,072   $  3,481,034
   Shares of beneficial interest outstanding ..........................       1,047,487         1,753         374,717        482,472
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ......................   $       14.04   $     20.69   $        5.92   $       7.21
                                                                          =============   ===========   =============   ============
CLASS M SHARES:
      Net Assets ......................................................             N/A           N/A   $ 134,220,243            N/A
      Shares of beneficial interest outstanding .......................             N/A           N/A      22,360,285            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..........             N/A           N/A   $        6.00            N/A
                                                                          =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                                                 NYSE ARCA
                                                                                LARGE CAP        TECH 100
                                                                                  VALUE            INDEX
                                                                                  FUND             FUND
                                                                              -------------   --------------
ASSETS:
   Investments, at Value+ .................................................   $ 183,370,489   $  192,110,843
   Repurchase Agreements, at Value+ .......................................       2,002,543               --
   Affiliated Investments, at Value++ .....................................              --               --
   Cash ...................................................................              --               --
   Receivable for Investments Sold ........................................         490,569               --
   Receivable for Fund Shares Sold ........................................         241,656          307,579
   Accrued Income .........................................................         313,254           54,757
   Prepaid Expenses .......................................................          26,109           23,623
   Reclaims Receivable ....................................................              --            5,634
   Deferred Compensation ..................................................           6,840            7,073
   Variation Margin Receivable ............................................              --               --
   Due from Adviser, net ..................................................              --               --
                                                                              -------------   --------------
      TOTAL ASSETS ........................................................     186,451,460      192,509,509
                                                                              -------------   --------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............................              --               --
   Payable for Investments Purchased ......................................         578,237               --
   Payable for Fund Shares Redeemed .......................................          90,781          277,346
   Investment Adviser Fees Payable ........................................          82,498           54,081
   Administration Fees Payable ............................................          22,182           22,935
   Accounting Fees Payable ................................................              --            1,799
   Chief Compliance Officer Fees Payable ..................................              --            1,429
   Custodian Fees Payable .................................................           1,867            3,059
   Audit Fees Payable .....................................................          19,911           17,421
   Deferred Compensation Payable ..........................................           6,840            7,073
   Shareholder Servicing Fees Payable .....................................          20,864           24,131
   Transfer Agent Fees Payable ............................................           1,710           53,158
   Trustees Fees Payable ..................................................             631              685
   Accrued Distribution Fees ..............................................          11,745           64,303
   Accrued Expenses and Other Payables ....................................          14,393           19,749
                                                                              -------------   --------------
      TOTAL LIABILITIES ...................................................         851,659          547,169
                                                                              -------------   --------------
         Net Assets .......................................................   $ 185,599,801   $  191,962,340
                                                                              =============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..................   $ 260,815,345   $  314,800,100
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..          55,034               --
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
      Affiliated Funds, Futures Contracts and Capital Gain Distributions
      Received ............................................................     (65,025,435)    (137,628,214)
   Net Unrealized Appreciation (Depreciation) on Investments,
      Investments in Affiliated Funds and Futures Contracts ...............     (10,245,143)      14,790,454
                                                                              -------------   --------------
         NET ASSETS .......................................................   $ 185,599,801   $  191,962,340
                                                                              =============   ==============
   +     Cost of Investments and Repurchase Agreements ....................   $ 195,618,175   $  177,320,389
   ++    Cost of Affiliated Investments ...................................   $          --   $           --
   *     Includes Market Value of Securities on Loan ......................   $          --   $           --

   **    Represents margin deposit for futures contracts.

   Amounts designated as "--" are either not applicable, or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                               [GRAPHIC OMITTED]

                                                                                                                  CAPITAL
                                                                  SMALL CAP       SMALL CAP        VALUE          GROWTH
                                                                  ADVANTAGE         VALUE         MOMENTUM      ALLOCATION
                                                                    FUND            FUND            FUND           FUND
                                                                -------------   ------------   -------------   ------------
ASSETS:
   Investments, at Value+ ...................................   $  21,233,342   $ 77,860,196*  $ 313,666,195   $  2,651,062
   Repurchase Agreements, at Value+ .........................         532,040     21,326,567              --             --
   Affiliated Investments, at Value++ .......................              --             --              --     35,459,011
   Cash .....................................................          40,000**           --              --             --
   Receivable for Investments Sold ..........................       1,132,789             --       1,458,787             --
   Receivable for Fund Shares Sold ..........................          45,500         99,696         306,562         24,875
   Accrued Income ...........................................           7,801        112,999         281,981            182
   Prepaid Expenses .........................................          16,541         23,575          29,569         18,321
   Reclaims Receivable ......................................              --             --           6,757             --
   Deferred Compensation ....................................             814          2,727          11,609          1,415
   Variation Margin Receivable ..............................             500             --              --             --
   Due from Adviser, net ....................................              --             --              --          1,968
                                                                -------------   ------------   -------------   ------------
      TOTAL ASSETS ..........................................      23,009,327     99,425,760     315,761,460     38,156,834
                                                                -------------   ------------   -------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .................              --     22,893,936              --             --
   Payable for Investments Purchased ........................         571,293             --       1,560,158             --
   Payable for Fund Shares Redeemed .........................           7,885        236,326         172,959         60,235
   Investment Adviser Fees Payable ..........................           9,743         45,539         145,943             --
   Administration Fees Payable ..............................           2,641          8,843          37,646          4,589
   Accounting Fees Payable ..................................              --             --              --             --
   Chief Compliance Officer Fees Payable ....................              --             --              --             --
   Custodian Fees Payable ...................................             177            593           2,643            308
   Audit Fees Payable .......................................          13,351         13,388          28,381         10,262
   Deferred Compensation Payable ............................             814          2,727          11,609          1,415
   Shareholder Servicing Fees Payable .......................           1,653          8,360          37,631            971
   Transfer Agent Fees Payable ..............................             212            904           2,653            428
   Trustees Fees Payable ....................................              78            317             959            153
   Accrued Distribution Fees ................................             115         12,589          26,444         16,189
   Accrued Expenses and Other Payables ......................           3,280          6,453          27,934          2,204
                                                                -------------   ------------   -------------   ------------
      TOTAL LIABILITIES .....................................         611,242     23,229,975       2,054,960         96,754
                                                                -------------   ------------   -------------   ------------
         Net Assets .........................................   $  22,398,085   $ 76,195,785   $ 313,706,500   $ 38,060,080
                                                                =============   ============   =============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $  35,474,355   $134,860,295   $ 346,095,926   $ 58,724,280
   Undistributed Net Investment Income/(Accumulated
      Net Investment Loss) ..................................          96,898        417,512          61,606         80,762
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated Funds,
      Futures Contracts and Capital Gain
      Distributions Received ................................     (12,272,179)   (27,378,372)    (26,656,757)   (10,628,056)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Investments in Affiliated Funds
      and Futures Contracts .................................        (900,989)   (31,703,650)     (5,794,275)   (10,116,906)
                                                                -------------   ------------   -------------   ------------
         NET ASSETS .........................................   $  22,398,085   $ 76,195,785   $ 313,706,500   $ 38,060,080
                                                                =============   ============   =============   ============
   +     Cost of Investments and Repurchase Agreements ......   $  22,694,301   $130,890,413   $ 319,460,470   $  2,855,712
   ++    Cost of Affiliated Investments .....................   $          --   $         --   $          --   $ 45,371,267
   *     Includes Market Value of Securities on Loan ........   $          --   $ 22,057,624   $          --   $         --

                                                                DIVERSIFIED     GROWTH &       INCOME
                                                                  EQUITY        INCOME          PLUS
                                                                 ALLOCATION    ALLOCATION     ALLOCATION        BOND
                                                                    FUND          FUND           FUND           FUND
                                                                -----------   ------------   ------------   -------------
ASSETS:
   Investments, at Value+ ...................................   $   405,677   $  2,609,941   $    594,310   $ 329,814,828
   Repurchase Agreements, at Value+ .........................            --             --             --              --
   Affiliated Investments, at Value++ .......................     5,400,003     36,269,873      9,204,206              --
   Cash .....................................................            --             --             --              --
   Receivable for Investments Sold ..........................            --             --             --              --
   Receivable for Fund Shares Sold ..........................            34         77,937             --         761,007
   Accrued Income ...........................................             8            441            187       3,600,619
   Prepaid Expenses .........................................         9,101         18,133         17,524          28,193
   Reclaims Receivable ......................................            --             --             --              --
   Deferred Compensation ....................................           212          1,449            372          12,865
   Variation Margin Receivable ..............................            --             --             --              --
   Due from Adviser, net ....................................         4,857          4,658          4,185              --
                                                                -----------   ------------   ------------   -------------
      TOTAL ASSETS ..........................................     5,819,892     38,982,432      9,820,784     334,217,512
                                                                -----------   ------------   ------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .................            --             --             --              --
   Payable for Investments Purchased ........................            --             --             --              --
   Payable for Fund Shares Redeemed .........................            --          5,779         16,824         132,188
   Investment Adviser Fees Payable ..........................            --             --             --         125,197
   Administration Fees Payable ..............................           687          4,699          1,207          41,719
   Accounting Fees Payable ..................................            --             --             --              --
   Chief Compliance Officer Fees Payable ....................            --             --             --              --
   Custodian Fees Payable ...................................            46            315             81           2,799
   Audit Fees Payable .......................................        10,242         13,482         10,251          15,331
   Deferred Compensation Payable ............................           212          1,449            372          12,865
   Shareholder Servicing Fees Payable .......................            92            940            263          19,304
   Transfer Agent Fees Payable ..............................            41            442             76           3,501
   Trustees Fees Payable ....................................            16            158             30           1,277
   Accrued Distribution Fees ................................         3,227         17,407          4,104           7,266
   Accrued Expenses and Other Payables ......................           670          2,265            818          17,996
                                                                -----------   ------------   ------------   -------------
      TOTAL LIABILITIES .....................................        15,233         46,936         34,026         379,443
                                                                -----------   ------------   ------------   -------------
         Net Assets .........................................   $ 5,804,659   $ 38,935,496   $  9,786,758   $ 333,838,069
                                                                ===========   ============   ============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $ 7,613,433   $ 53,866,158   $ 10,708,468   $ 330,224,359
   Undistributed Net Investment Income/(Accumulated
      Net Investment Loss) ..................................        11,203        104,850         12,777         344,350
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated Funds,
      Futures Contracts and Capital Gain
      Distributions Received ................................    (1,554,878)   (11,940,672)    (1,696,652)     (2,297,115)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Investments in Affiliated Funds
      and Futures Contracts .................................      (265,099)    (3,094,840)       762,165       5,566,475
                                                                -----------   ------------   ------------   -------------
         NET ASSETS .........................................   $ 5,804,659   $ 38,935,496   $  9,786,758   $ 333,838,069
                                                                ===========   ============   ============   =============
   +     Cost of Investments and Repurchase Agreements ......   $   378,282   $  2,475,841   $    522,958   $ 324,248,353
   ++    Cost of Affiliated Investments .....................   $ 5,692,497   $ 39,498,814   $  8,513,393   $          --
   *     Includes Market Value of Securities on Loan ........   $        --   $         --   $         --   $          --

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                                      NYSE ARCA
                                                                      LARGE CAP       TECH 100
                                                                        VALUE           INDEX
                                                                        FUND             FUND
                                                                    -------------   -------------
FIDUCIARY SHARES:
   Net Assets ...................................................   $ 151,261,991   $      20,318
   Shares of beneficial interest outstanding ....................      16,163,364             921
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....   $        9.36   $       22.06
                                                                    =============   =============
CLASS A SHARES:
   Net Assets ...................................................   $  28,211,870   $ 166,899,338
   Shares of beneficial interest outstanding ....................       3,007,284       7,566,357
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..............   $        9.38   $       22.06
                                                                    -------------   -------------
MAXIMUM OFFERING PRICE PER SHARE (B) ............................   $        9.93   $       23.34
                                                                    =============   =============
CLASS B SHARES:
   Net Assets ...................................................   $   2,101,364   $  14,422,278
   Shares of beneficial interest outstanding ....................         228,101         713,109
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $        9.21   $       20.22
                                                                    =============   =============
CLASS C SHARES:
   Net Assets ...................................................   $   4,024,576   $  10,620,406
   Shares of beneficial interest outstanding ....................         438,221         515,740
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $        9.18   $       20.59
                                                                    =============   =============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.5%. The sales load for the Income Plus Allocation Fund is 4.5%. The sales load for the Bond Fund is 2.25%.

Amounts designated as "--" are either not applicable, or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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
                                                                                                                     CAPITAL
                                                                      SMALL CAP     SMALL CAP         VALUE          GROWTH
                                                                      ADVANTAGE       VALUE         MOMENTUM       ALLOCATION
                                                                        FUND           FUND           FUND            FUND
                                                                    ------------   ------------   -------------   ------------
FIDUCIARY SHARES:
   Net Assets ...................................................   $ 22,084,240   $ 32,221,556   $ 229,770,927   $     178,848
   Shares of beneficial interest outstanding ....................      1,864,282      3,400,162      18,874,513          11,077
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....   $      11.85   $       9.48   $       12.17   $       16.15
                                                                    ============   ============   =============   =============
CLASS A SHARES:
   Net Assets ...................................................   $    226,761   $ 36,132,224   $  75,156,038   $  23,780,371
   Shares of beneficial interest outstanding ....................         19,209      3,920,106       6,189,414       1,473,780
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..............   $      11.80   $       9.22   $       12.14   $       16.14
                                                                    ------------   ------------   -------------   -------------
MAXIMUM OFFERING PRICE PER SHARE (B) ............................   $      12.49   $       9.76   $       12.85   $       17.08
                                                                    ============   ============   =============   =============
CLASS B SHARES:
   Net Assets ...................................................            N/A   $  2,889,727   $   5,721,509             N/A
   Shares of beneficial interest outstanding ....................            N/A        332,494         481,485             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................            N/A   $       8.69   $       11.88             N/A
                                                                    ============   ============   =============   =============
CLASS C SHARES:
   Net Assets ...................................................   $     87,084   $  4,952,278   $   3,058,026   $  14,100,861
   Shares of beneficial interest outstanding ....................          7,477        573,522         258,375         881,934
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $      11.65   $       8.63   $       11.84   $       15.99
                                                                    ============   ============   =============   =============

                                                                    DIVERSIFIED      GROWTH &         INCOME
                                                                       EQUITY         INCOME           PLUS
                                                                     ALLOCATION     ALLOCATION      ALLOCATION         BOND
                                                                        FUND           FUND            FUND            FUND
                                                                    ------------   ------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets ...................................................   $     25,963   $    113,515   $     201,796   $ 307,013,876
   Shares of beneficial interest outstanding ....................          1,851          6,586          11,068      28,514,360
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....   $      14.03   $      17.24   $       18.23   $       10.77
                                                                    ============   ============   =============   =============
CLASS A SHARES:
   Net Assets ...................................................   $  2,289,359   $ 23,090,735   $   6,092,342   $  22,725,897
   Shares of beneficial interest outstanding ....................        163,748      1,344,183         334,081       2,142,479
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..............   $      13.98   $      17.18   $       18.24   $       10.61
                                                                    ------------   ------------   -------------   -------------
MAXIMUM OFFERING PRICE PER SHARE (B) ............................   $      14.79   $      18.18   $       19.10   $       10.85
                                                                    ============   ============   =============   =============
CLASS B SHARES:
   Net Assets ...................................................            N/A            N/A             N/A       2,789,128
   Shares of beneficial interest outstanding ....................            N/A            N/A             N/A         264,033
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................            N/A            N/A             N/A           10.56
                                                                    ============   ============   =============   =============
CLASS C SHARES:
   Net Assets ...................................................   $  3,489,337   $ 15,731,246   $   3,492,620   $   1,309,168
   Shares of beneficial interest outstanding ....................        252,956        920,749         192,722         123,977
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $      13.79   $      17.09   $       18.12   $       10.56
                                                                    ============   ============   =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                     CALIFORNIA       NATIONAL
                                                                    INTERMEDIATE    INTERMEDIATE
                                                                   TAX-FREE BOND   TAX-FREE BOND
                                                                        FUND            FUND
                                                                   -------------   -------------
ASSETS:
   Investments, at Value+ ......................................   $ 149,216,658   $  93,111,865
   Repurchase Agreements, at Value+ ............................              --              --
   Cash ........................................................              --              --
   Receivable for Investments Sold .............................              --              --
   Receivable for Fund Shares Sold .............................         627,034         210,000
   Accrued Income ..............................................       2,173,637       1,004,649
   Prepaid Expenses ............................................          13,712          24,994
   Deferred Compensation .......................................           5,828           3,649
                                                                   -------------   -------------
      TOTAL ASSETS .............................................     152,036,869      94,355,157
                                                                   -------------   -------------
LIABILITIES:
   Payable for Investments Purchased ...........................              --              --
   Payable for Fund Shares Redeemed ............................         126,465          13,083
   Income Distribution Payable .................................              --              --
   Investment Adviser Fees Payable .............................          26,825          12,558
   Administration Fees Payable .................................          18,898          11,833
   Accounting Fees Payable .....................................              --              --
   Chief Compliance Officer Fees Payable .......................              --              --
   Custodian Fees Payable ......................................           1,268             794
   Audit Fees Payable ..........................................          14,537          14,400
   Deferred Compensation Payable ...............................           5,828           3,649
   Shareholder Servicing Fees Payable ..........................           6,430           3,970
   Transfer Agent Fees Payable .................................           1,290             714
   Trustees Fees Payable .......................................             494             284
   Accrued Distribution Fees ...................................          13,960           3,798
   Accrued Expenses and Other Payables .........................           9,128           5,479
                                                                   -------------   -------------
      TOTAL LIABILITIES ........................................         225,123          70,562
                                                                   -------------   -------------
         Net Assets ............................................   $ 151,811,746   $  94,284,595
                                                                   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $ 146,578,887   $  91,275,086
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) .........................................          17,503          18,080
   Accumulated Net Realized Gain (Loss) on Investments .........         274,524              --
   Net Unrealized Appreciation (Depreciation) on Investments ...       4,940,832       2,991,429
                                                                   -------------   -------------
         NET ASSETS ............................................   $ 151,811,746   $  94,284,595
                                                                   =============   =============
   +     Cost of Investments and Repurchase Agreements .........   $ 144,275,826   $  90,120,436

Amounts designated as "--" are either not applicable, or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

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

                                [GRAPHIC OMITTED]

                                                                                                    CALIFORNIA
                                                                                                     TAX-FREE       DIVERSIFIED
                                                                    SHORT TERM      WISCONSIN         MONEY            MONEY
                                                                       BOND         TAX-EXEMPT        MARKET           MARKET
                                                                       FUND            FUND            FUND             FUND
                                                                   ------------   -------------   -------------   ---------------
ASSETS:
   Investments, at Value+ ......................................   $ 63,903,784   $ 147,551,312   $ 987,958,612   $ 3,481,000,461
   Repurchase Agreements, at Value+ ............................             --              --              --        29,343,935
   Cash ........................................................             --              --              --                --
   Receivable for Investments Sold .............................         24,038         944,448       3,000,042                --
   Receivable for Fund Shares Sold .............................        209,333           9,444              --           791,507
   Accrued Income ..............................................        518,790       1,763,150       2,007,590         1,572,908
   Prepaid Expenses ............................................         10,673           2,855          95,731           268,050
   Deferred Compensation .......................................          2,385           5,852          43,854           134,767
                                                                   ------------   -------------   -------------   ---------------
      TOTAL ASSETS .............................................     64,669,003     150,277,061     993,105,829     3,513,111,628
                                                                   ------------   -------------   -------------   ---------------
LIABILITIES:
   Payable for Investments Purchased ...........................        558,845              --       6,052,560                --
   Payable for Fund Shares Redeemed ............................         78,761         163,102              --         1,217,412
   Income Distribution Payable .................................             --              --          12,934           874,645
   Investment Adviser Fees Payable .............................         12,814          34,334         228,318           879,710
   Administration Fees Payable .................................          7,736          18,977         142,226           436,969
   Accounting Fees Payable .....................................             --           1,435              --                --
   Chief Compliance Officer Fees Payable .......................             --           1,429              --                --
   Custodian Fees Payable ......................................            519           2,665           9,542            29,324
   Audit Fees Payable ..........................................         14,789          18,214          16,602            20,494
   Deferred Compensation Payable ...............................          2,385           5,852          43,854           134,767
   Shareholder Servicing Fees Payable ..........................          1,147           7,085          46,184           135,680
   Transfer Agent Fees Payable .................................            478          16,636          13,073            34,285
   Trustees Fees Payable .......................................            185             619           4,759            12,665
   Accrued Distribution Fees ...................................          3,598          44,113          11,676           301,258
   Accrued Expenses and Other Payables .........................          4,880          14,835          56,350           141,004
                                                                   ------------   -------------   -------------   ---------------
      TOTAL LIABILITIES ........................................        686,137         329,296       6,638,078         4,218,213
                                                                   ------------   -------------   -------------   ---------------
         Net Assets ............................................   $ 63,982,866   $ 149,947,765   $ 986,467,751   $ 3,508,893,415
                                                                   ============   =============   =============   ===============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $ 63,315,500   $ 151,587,776   $ 986,417,822   $ 3,508,816,500
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) .........................................         18,139          96,874             301            10,857
   Accumulated Net Realized Gain (Loss) on Investments .........       (282,187)       (210,792)         49,628            66,058
   Net Unrealized Appreciation (Depreciation) on Investments ...        931,414      (1,526,093)             --                --
                                                                   ------------   -------------   -------------   ---------------
         NET ASSETS ............................................   $ 63,982,866   $ 149,947,765   $ 986,467,751   $ 3,508,893,415
                                                                   ============   =============   =============   ===============
   +     Cost of Investments and Repurchase Agreements .........   $ 62,972,370   $ 149,077,405   $ 987,958,612   $ 3,510,344,396

                                                                                         U.S.          100% U.S.
                                                                      TREASURY        GOVERNMENT        TREASURY
                                                                     PLUS MONEY         MONEY            MONEY
                                                                       MARKET           MARKET           MARKET
                                                                        FUND             FUND             FUND
                                                                   -------------   ---------------   -------------
ASSETS:
   Investments, at Value+ ......................................   $  26,950,363   $   725,483,048   $ 736,342,582
   Repurchase Agreements, at Value+ ............................     126,153,966       372,745,007              --
   Cash ........................................................              --                --             178
   Receivable for Investments Sold .............................              --                --              --
   Receivable for Fund Shares Sold .............................              --            52,077          16,619
   Accrued Income ..............................................           3,447           220,984              --
   Prepaid Expenses ............................................          11,632            81,140          74,024
   Deferred Compensation .......................................           5,579            42,906          28,932
                                                                   -------------   ---------------   -------------
      TOTAL ASSETS .............................................     153,124,987     1,098,625,162     736,462,335
                                                                   -------------   ---------------   -------------
LIABILITIES:
   Payable for Investments Purchased ...........................              --                --              --
   Payable for Fund Shares Redeemed ............................              --             3,100           6,079
   Income Distribution Payable .................................          10,937           168,208           7,343
   Investment Adviser Fees Payable .............................               7                44              --
   Administration Fees Payable .................................           5,385            72,227          32,014
   Accounting Fees Payable .....................................              --                --              --
   Chief Compliance Officer Fees Payable .......................              --                --              --
   Custodian Fees Payable ......................................           1,214             9,336           6,295
   Audit Fees Payable ..........................................          14,095            16,037          15,219
   Deferred Compensation Payable ...............................           5,579            42,906          28,932
   Shareholder Servicing Fees Payable ..........................              --               273           1,634
   Transfer Agent Fees Payable .................................           1,100            10,073           8,012
   Trustees Fees Payable .......................................             448             3,700           2,921
   Accrued Distribution Fees ...................................             558             1,316              --
   Accrued Expenses and Other Payables .........................           5,497            42,228          33,198
                                                                   -------------   ---------------   -------------
      TOTAL LIABILITIES ........................................          44,820           369,448         141,647
                                                                   -------------   ---------------   -------------
         Net Assets ............................................   $ 153,080,167   $ 1,098,255,714   $ 736,320,688
                                                                   =============   ===============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $ 153,073,371   $ 1,098,283,576   $ 736,508,630
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) .........................................           6,796                --              --
   Accumulated Net Realized Gain (Loss) on Investments .........              --           (27,862)       (187,942)
   Net Unrealized Appreciation (Depreciation) on Investments ...              --                --              --
                                                                   -------------   ---------------   -------------
         NET ASSETS ............................................   $ 153,080,167   $ 1,098,255,714   $ 736,320,688
                                                                   =============   ===============   =============
   +     Cost of Investments and Repurchase Agreements .........   $ 153,104,329   $ 1,098,228,055   $ 736,342,582

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2009

                                                                                                        CALIFORNIA       NATIONAL
                                                                                                       INTERMEDIATE    INTERMEDIATE
                                                                                                      TAX-FREE BOND   TAX-FREE BOND
                                                                                                           FUND            FUND
                                                                                                      -------------   -------------
FIDUCIARY SHARES:
   Net Assets .....................................................................................   $  96,419,849   $  75,000,071
   Shares of beneficial interest outstanding ......................................................       9,612,666       6,693,828
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......................................   $       10.03   $       11.20
                                                                                                      =============   =============
CLASS A SHARES:
   Net Assets .....................................................................................   $  48,832,867   $  19,284,524
   Shares of beneficial interest outstanding ......................................................       4,891,421       1,721,771

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................................................   $        9.98   $       11.20
                                                                                                      -------------   -------------
   MAXIMUM OFFERING PRICE PER SHARE (B) ...........................................................   $       10.21   $       11.46
                                                                                                      =============   =============
CLASS B SHARES:
   Net Assets .....................................................................................   $   1,621,121   $          --
   Shares of beneficial interest outstanding ......................................................         162,458              --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................................................   $        9.98             N/A
                                                                                                      =============   =============
CLASS C SHARES:
   Net Assets .....................................................................................   $   4,937,909              --
   Shares of beneficial interest outstanding ......................................................         496,087              --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................................................   $        9.95             N/A
                                                                                                      =============   =============
CLASS S SHARES:
   Net Assets .....................................................................................             N/A             N/A
   Shares of beneficial interest outstanding ......................................................             N/A             N/A
NET ASSET VALUE, AND OFFERING PRICE PER SHARE .....................................................             N/A             N/A
                                                                                                      =============   =============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax Exempt Fund is 2.25%. The remaining funds are not subject to a sales load.

Amounts designated as "--" are either not applicable, or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                                      CALIFORNIA
                                                                                                       TAX-FREE       DIVERSIFIED
                                                                      SHORT TERM      WISCONSIN         MONEY            MONEY
                                                                         BOND         TAX-EXEMPT        MARKET           MARKET
                                                                         FUND            FUND            FUND             FUND
                                                                     ------------   -------------   -------------   ---------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $ 51,470,563             N/A   $ 343,075,148   $ 2,415,777,474
   Shares of beneficial interest outstanding .....................      5,148,829             N/A     343,057,785     2,415,730,817
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $      10.00             N/A   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============
CLASS A SHARES:
   Net Assets ....................................................   $  9,403,302   $ 140,399,350   $ 604,164,373   $   858,653,480
   Shares of beneficial interest outstanding .....................        941,887      13,898,947     604,139,387       858,629,744

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $       9.98   $       10.10   $        1.00   $          1.00
                                                                     ------------   -------------   -------------   ---------------
   MAXIMUM OFFERING PRICE PER SHARE (B) ..........................   $      10.21   $       10.33   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============
CLASS B SHARES:
   Net Assets ....................................................   $         --   $   3,142,135   $          --   $            --
   Shares of beneficial interest outstanding .....................             --         311,462              --                --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................            N/A   $       10.09             N/A               N/A
                                                                     ============   =============   =============   ===============
CLASS C SHARES:
   Net Assets ....................................................   $  3,109,001   $   6,406,280             N/A               N/A
   Shares of beneficial interest outstanding .....................        307,900         634,993             N/A               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $      10.10   $       10.09             N/A               N/A
                                                                     ============   =============   =============   ===============
CLASS S SHARES:
   Net Assets ....................................................            N/A             N/A   $  39,228,230   $   234,462,461
   Shares of beneficial interest outstanding .....................            N/A             N/A      39,226,730       234,456,054
NET ASSET VALUE, AND OFFERING PRICE PER SHARE ....................            N/A             N/A   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============

                                                                                                           U.S.         100% U.S.
                                                                                         TREASURY       GOVERNMENT       TREASURY
                                                                                        PLUS MONEY        MONEY           MONEY
                                                                                          MARKET          MARKET          MARKET
                                                                                           FUND            FUND            FUND
                                                                                      -------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets .....................................................................   $ 139,233,065   $ 873,242,411   $ 452,593,509
   Shares of beneficial interest outstanding ......................................     139,233,065     873,262,817     452,699,507
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......................   $        1.00   $        1.00   $        1.00
                                                                                      =============   =============   =============
CLASS A SHARES:
   Net Assets .....................................................................   $  13,847,101   $  66,318,956   $ 163,323,097
   Shares of beneficial interest outstanding ......................................      13,847,101      66,321,460     163,375,314

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................................   $        1.00   $        1.00   $        1.00
                                                                                      -------------   -------------   -------------
   MAXIMUM OFFERING PRICE PER SHARE (B) ...........................................   $        1.00   $        1.00   $        1.00
                                                                                      =============   =============   =============
CLASS B SHARES:
   Net Assets .....................................................................   $          --   $     235,747   $          --
   Shares of beneficial interest outstanding ......................................              --         235,713              --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................................             N/A            1.00             N/A
                                                                                      =============   =============   =============
CLASS C SHARES:
   Net Assets .....................................................................             N/A   $     308,019   $          --
   Shares of beneficial interest outstanding ......................................             N/A         308,046              --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................................             N/A   $        1.00             N/A
                                                                                      =============   =============   =============
CLASS S SHARES:
   Net Assets .....................................................................   $           1   $ 158,150,581   $ 120,404,082
   Shares of beneficial interest outstanding ......................................               1     158,155,547     120,435,388
NET ASSET VALUE, AND OFFERING PRICE PER SHARE .....................................   $        1.00   $        1.00   $        1.00
                                                                                      =============   =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED JULY 31, 2009 (UNLESS OTHERWISE INDICATED)

                                                                                  COGNITIVE          CORE          ENHANCED
                                                                   BALANCED         VALUE           EQUITY          GROWTH
                                                                     FUND           FUND             FUND            FUND
                                                                 ------------   -------------   -------------   -------------
   Interest Income ...........................................   $    372,408   $       4,972   $       2,561   $       7,542
   Securities Lending Income .................................          1,050          15,819             697          18,142
   Dividend Income ...........................................        308,383       1,510,504       1,981,980         934,848
   Less: Foreign Taxes Withheld ..............................           (348)           (627)             --         (13,547)
                                                                 ------------   -------------   -------------   -------------
         Total Investment Income .............................        681,493       1,530,668       1,985,238         946,985
                                                                 ------------   -------------   -------------   -------------
   Expenses:
      Investment Adviser Fees ................................        137,144         537,316         408,486         626,566
      Shareholder Servicing Fees Fiduciary Shares ............         43,136           4,696         160,112           5,015
      Shareholder Servicing Fees Class A Shares ..............         11,288             722           5,874           1,122
      Shareholder Servicing Fees Class B Shares ..............          1,930              --           2,841              --
      Administration Fees ....................................         34,185         107,145         101,813         124,935
      Accounting Fees ........................................             --              --              --              --
      Custodian Fees .........................................          2,286           7,164           6,808           8,354
      Trustees Fees ..........................................          1,140           3,514           3,374           4,159
      Chief Compliance Officer Fees ..........................          7,463           7,463           7,463           7,463
      Distribution Fees Class A Shares .......................         11,288             722           5,874           1,122
      Distribution Fees Class B Shares .......................          5,790              --           8,523              --
      Distribution Fees Class C Shares .......................          3,160           1,633           5,502           1,441
      Distribution Fees Class R Shares .......................             --              --              --              --
      Registration Fees ......................................         55,892          36,417          42,054          36,322
      License Fees ...........................................             --              --              --              --
      Transfer Agent Fees ....................................          4,460          14,179           5,895          16,654
      Printing Fees ..........................................          1,774           5,592           5,558           6,560
      Audit Fees .............................................         25,812          24,000          23,985          24,106
      Legal Fees .............................................          2,045           6,747           7,246           6,991
      Interest Expense .......................................             --              --              --              --
      Miscellaneous Fees .....................................         27,811          32,539          24,239          26,319
                                                                 ------------   -------------   -------------   -------------
         Total Expenses ......................................        376,604         789,849         825,647         897,129
                                                                 ------------   -------------   -------------   -------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .............................       (109,688)        (42,250)        (91,880)        (42,426)
         Shareholder Servicing Fees - Fiduciary Shares .......        (17,254)         (4,531)        (86,528)         (4,943)
         Shareholder Servicing Fees - Class A Shares .........         (4,515)           (344)         (2,350)           (463)
         Reduction of Expenses by Administrator ..............         (2,895)         (9,075)           (392)        (10,582)
         Reimbursement on Trading Commissions (Note 10) ......             --              --              --              --
                                                                 ------------   -------------   -------------   -------------
Total Waivers and Reduction of Expenses ......................       (134,352)        (56,200)       (181,150)        (58,414)
                                                                 ------------   -------------   -------------   -------------
Total Net Expenses ...........................................        242,252         733,649         644,497         838,715
                                                                 ------------   -------------   -------------   -------------
Net Investment Income (Loss) .................................        439,241         797,019       1,340,741         108,270
                                                                 ------------   -------------   -------------   -------------
Net Realized Loss on Investments .............................     (3,523,148)    (29,319,054)    (17,085,014)    (17,723,607)
Net Realized Loss on Foreign Currency Transactions ...........            (79)             --              --              --
Net Realized Gain on Foreign Currency Contracts ..............             --              --              --              --
Net Realized Gain on Futures Contracts .......................             --              --         435,752              --
Change in Unrealized Appreciation (Depreciation)
   on Investments ............................................        199,547       4,841,815      (3,795,360)     (6,537,074)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions ..........................             --              --              --              --
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Contracts .............................             --              --              --              --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ......................................             --              --          23,645              --
                                                                 ------------   -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on Investments .......     (3,323,680)    (24,477,239)    (20,420,977)    (24,260,681)
                                                                 ------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets Resulting from Operations ..   $ (2,884,439)  $ (23,680,220)  $ (19,080,236)  $ (24,152,411)
                                                                 ============   =============   =============   =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

* CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) DOES NOT INCLUDE UNREALIZED APPRECIATION (DEPRECIATION) IN CONNECTION WITH THE REORGANIZATION (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS).

(1) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(2)   FOR THE YEAR ENDED OCTOBER 31, 2008.

(3)   COMMENCED OPERATIONS ON AUGUST 1, 2008.

(4)   COMMENCED OPERATIONS ON JUNE 12, 2009.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                               EQUITY INCOME FUND
                                                          ----------------------------    FUNDAMENTAL        GENEVA GROWTH FUND
                                                             2009(1)        2008(2)        EQUITY(3)       2009(1)        2008(2)
                                                          ------------   -------------   ------------   ------------   ------------
   Interest Income .....................................  $         --   $       3,835   $         --   $         --   $     49,956
   Securities Lending Income ...........................            --              --             --             --        118,380
   Dividend Income .....................................       531,650       1,280,648        151,526        707,086        848,735
   Less: Foreign Taxes Withheld ........................          (670)             --           (175)            --             --
                                                          ------------   -------------   ------------   ------------   ------------
         Total Investment Income .......................       530,980       1,284,483        151,351        707,086      1,017,071
                                                          ------------   -------------   ------------   ------------   ------------
   Expenses:
      Investment Adviser Fees ..........................        67,576         172,460         44,419        847,286      1,628,870
      Shareholder Servicing Fees Fiduciary Shares ......             2              --         18,504             64             --
      Shareholder Servicing Fees Class A Shares ........         4,100              --              3         52,559             --
      Shareholder Servicing Fees Class B Shares ........         4,584              --             --         12,843             --
      Administration Fees ..............................        13,409          31,334         11,071        124,421        217,032
      Accounting Fees ..................................        12,741          28,623             --         46,460         93,844
      Custodian Fees ...................................         3,045           7,609            740         14,194         24,065
      Trustees Fees ....................................         3,411           8,196            383         32,761         49,635
      Chief Compliance Officer Fees ....................         1,429              --          8,348          1,429             --
      Distribution Fees Class A Shares .................        20,784          49,895              3        243,883        458,338
      Distribution Fees Class B Shares .................        13,749          56,450             --         38,531        132,634
      Distribution Fees Class C Shares .................        22,029          56,031             --         93,741        193,349
      Distribution Fees Class R Shares .................            --             830             --          3,477          7,802
      Registration Fees ................................        48,142          55,261          7,176         50,340         42,560
      License Fees .....................................            --          15,687             --             --             --
      Transfer Agent Fees ..............................        51,930          67,318          1,460        287,988        220,204
      Printing Fees ....................................        20,939          12,536            543         61,028         70,191
      Audit Fees .......................................        26,316          28,446         23,385         49,569         34,408
      Legal Fees .......................................         3,477           2,836            684         30,150         20,276
      Interest Expense .................................           344              --             --            155             --
      Miscellaneous Fees ...............................        13,746          17,439         17,224         57,386         42,874
                                                          ------------   -------------   ------------   ------------   ------------
         Total Expenses ................................       331,753         610,951        133,943      2,048,265      3,236,082
                                                          ------------   -------------   ------------   ------------   ------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .......................      (158,501)       (166,129)       (53,789)            --             --
         Shareholder Servicing Fees - Fiduciary
            Shares .....................................            (1)             --        (18,181)           (30)            --
         Shareholder Servicing Fees - Class A
            Shares .....................................        (1,640)             --             (1)       (21,023)            --
         Reduction of Expenses by Administrator ........          (407)             --           (938)        (3,746)            --
         Reimbursement on Trading Commissions
            (Note 10) ..................................            --              --             --             --             --
                                                          ------------   -------------   ------------   ------------   ------------
Total Waivers and Reduction of Expenses ................      (160,549)       (166,129)       (72,909)       (24,799)            --
                                                          ------------   -------------   ------------   ------------   ------------
Total Net Expenses .....................................       171,204         444,822         61,034      2,023,466      3,236,082
                                                          ------------   -------------   ------------   ------------   ------------
Net Investment Income (Loss) ...........................       359,776         839,661         90,317     (1,316,380)    (2,219,011)
                                                          ------------   -------------   ------------   ------------   ------------
Net Realized Loss on Investments .......................    (4,241,546)     (5,575,131)    (1,996,714)    (4,216,354)    (9,769,687)
Net Realized Loss on Foreign Currency
   Transactions ........................................            --              --             --             --             --
Net Realized Gain on Foreign Currency
   Contracts ...........................................            --              --             --             --             --
Net Realized Gain on Futures Contracts .................            --              --             --             --             --
Change in Unrealized Appreciation (Depreciation)
   on Investments ......................................     3,023,146      (8,101,527)      (188,309)    22,526,478    (71,809,660)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions ....................            --              --             --             --             --
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Contracts .......................            --              --             --             --             --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ................................            --              --             --             --             --
                                                          ------------   -------------   ------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on
   Investments .........................................    (1,218,400)    (13,676,658)    (2,185,023)    18,310,124    (81,579,347)
                                                          ------------   -------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets Resulting
   from Operations .....................................  $   (858,624)  $ (12,836,997)  $ (2,094,706)  $ 16,993,744   $(83,798,358)
                                                          ============   =============   ============   ============   ============

                                                                                   GENEVA
                                                                                  SMALL CAP     INTERNATIONAL     LARGE CAP
                                                                                   GROWTH       OPPORTUNITIES       GROWTH
                                                                                   FUND(4)           FUND            FUND
                                                                                -------------   -------------   -------------
   Interest Income ..........................................................   $          --   $      24,981   $          --
   Securities Lending Income ................................................              --         200,145           2,925
   Dividend Income ..........................................................           2,538       7,753,198       1,531,437
   Less: Foreign Taxes Withheld .............................................              --        (672,229)           (379)
                                                                                -------------   -------------   -------------
         Total Investment Income ............................................           2,538       7,306,095       1,533,983
                                                                                -------------   -------------   -------------
   Expenses:
      Investment Adviser Fees ...............................................           3,989       1,980,622         478,153
      Shareholder Servicing Fees Fiduciary Shares ...........................             394         150,550         167,037
      Shareholder Servicing Fees Class A Shares .............................             597          25,071          23,797
      Shareholder Servicing Fees Class B Shares .............................              --              --           6,100
      Administration Fees ...................................................             594         312,729         119,165
      Accounting Fees .......................................................              --              --              --
      Custodian Fees ........................................................              40         184,829           7,969
      Trustees Fees .........................................................              10          10,135           3,823
      Chief Compliance Officer Fees .........................................           1,429           7,463           7,463
      Distribution Fees Class A Shares ......................................             597          25,071          23,797
      Distribution Fees Class B Shares ......................................              --              --          18,299
      Distribution Fees Class C Shares ......................................              26          25,449           9,208
      Distribution Fees Class R Shares ......................................              --              --              --
      Registration Fees .....................................................             531          40,251          41,273
      License Fees ..........................................................              --              --              --
      Transfer Agent Fees ...................................................             112          41,620          17,094
      Printing Fees .........................................................              65          16,365           6,019
      Audit Fees ............................................................          23,345          46,012          24,022
      Legal Fees ............................................................              49          16,773           6,732
      Interest Expense ......................................................              --              --              --
      Miscellaneous Fees ....................................................           2,085          79,185          21,521
                                                                                -------------   -------------   -------------
         Total Expenses .....................................................          33,863       2,962,125         981,472
                                                                                -------------   -------------   -------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ............................................         (27,306)        (53,516)        (69,663)
         Shareholder Servicing Fees - Fiduciary Shares ......................            (158)        (78,337)        (82,166)
         Shareholder Servicing Fees - Class A Shares ........................            (239)        (20,056)         (9,519)
         Reduction of Expenses by Administrator .............................             (77)        (26,490)        (10,094)
         Reimbursement on Trading Commissions (Note 10) .....................              --              --         (10,317)
                                                                                -------------   -------------   -------------
Total Waivers and Reduction of Expenses .....................................         (27,780)       (178,399)       (181,759)
                                                                                -------------   -------------   -------------
Total Net Expenses ..........................................................           6,083       2,783,726         799,713
                                                                                -------------   -------------   -------------
Net Investment Income (Loss) ................................................          (3,545)      4,522,369         734,270
                                                                                -------------   -------------   -------------
Net Realized Loss on Investments ............................................          (2,286)    (89,081,467)    (14,084,974)
Net Realized Loss on Foreign Currency Transactions ..........................              --        (311,022)             --
Net Realized Gain on Foreign Currency Contracts .............................              --         620,961              --
Net Realized Gain on Futures Contracts ......................................              --              --              --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...........................................................         160,142     (14,832,637)     (1,263,716)*
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions .........................................              --          (9,093)             --
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Contracts ............................................              --         (98,022)             --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts .....................................................              --              --              --
                                                                                -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on Investments ......................         157,856    (103,711,280)    (15,348,690)
                                                                                -------------   -------------   -------------
Increase (Decrease) in Net Assets Resulting from Operations .................   $     154,311   $ (99,188,911)  $ (14,614,420)
                                                                                =============   =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED JULY 31, 2009 (UNLESS OTHERWISE INDICATED)

                                                                     LARGE CAP        NYSE ARCA 100 INDEX FUND       SMALL CAP
                                                                       VALUE       ------------------------------    ADVANTAGE
                                                                        FUND          2009(1)          2008(2)          FUND
                                                                   -------------   -------------   --------------   ------------
   Interest Income .............................................   $      13,582   $          --   $       40,368   $      4,103
   Income from Investments in Affiliated Funds .................              --              --            2,997             --
   Securities Lending Income ...................................          44,801              --          155,325          8,234
   Dividend Income .............................................       4,768,503       1,358,142        1,899,470        349,578
   Less: Foreign Taxes Withheld ................................         (10,038)             --               --         (1,516)
                                                                   -------------   -------------   --------------   ------------
         Total Investment Income ...............................       4,816,848       1,358,142        2,098,160        360,399
                                                                   -------------   -------------   --------------   ------------
   Expenses:
      Investment Adviser Fees ..................................       1,006,879         470,564          966,250        195,995
      Shareholder Servicing Fees Fiduciary Shares ..............         341,672               1               --         50,723
      Shareholder Servicing Fees Class A Shares ................          66,712          57,675               --            625
      Shareholder Servicing Fees Class B Shares ................           2,423          26,296               --             --
      Administration Fees ......................................         250,952         140,226          297,024         30,852
      Accounting Fees ..........................................              --          50,723          102,403             --
      Custodian Fees ...........................................          16,781          16,309           42,116          2,063
      Trustees Fees ............................................           8,452          22,939           72,214          1,007
      Chief Compliance Officer Fees ............................           7,463           1,429               --          7,463
      Distribution Fees Class A Shares .........................          66,712         265,272          573,736            625
      Distribution Fees Class B Shares .........................           7,269          78,887          337,594             --
      Distribution Fees Class C Shares .........................          34,905          76,997          197,639            919
      Distribution Fees Class R Shares .........................              --           1,935            3,867             --
      Registration Fees ........................................          44,019          36,247           44,279         37,205
      License Fees .............................................              --          51,179          138,651             --
      Transfer Agent Fees ......................................          33,345         472,577          589,567          4,069
      Printing Fees ............................................          11,973          12,596          100,273          1,737
      Audit Fees ...............................................          24,958          40,034           50,142         23,513
      Legal Fees ...............................................          13,323          28,063           30,082          3,249
      Interest Expense .........................................              --           1,359               --             --
      Miscellaneous Fees .......................................          34,608          75,412           60,239         22,234
                                                                   -------------   -------------   --------------   ------------
         Total Expenses ........................................       1,972,446       1,926,720        3,606,076        382,279
                                                                   -------------   -------------   --------------   ------------
Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ...............................         (86,098)        (10,647)              --        (85,390)
         Shareholder Servicing Fees - Fiduciary Shares .........        (150,082)             --               --        (31,238)
         Shareholder Servicing Fees - Class A Shares ...........         (26,685)        (23,070)              --           (250)
         Reduction of Expenses by Administrator ................         (21,256)         (4,243)              --         (2,613)
         Reimbursement on Broker Commissions (Note 3) ..........              --        (139,356)         (49,520)            --
         Reimbursement on Trading Commissions (Note 10) ........          (4,752)             --               --             --
                                                                   -------------   -------------   --------------   ------------
Total Waivers and Reduction of Expenses ........................        (288,873)       (177,316)         (49,520)      (119,491)
                                                                   -------------   -------------   --------------   ------------
Total Net Expenses .............................................       1,683,573       1,749,404        3,556,556        262,788
                                                                   -------------   -------------   --------------   ------------
Net Investment Income (Loss) ...................................       3,133,275        (391,262)      (1,458,396)        97,611
                                                                   -------------   -------------   --------------   ------------
Net Realized Gain (Loss) on Investments ........................     (42,992,609)    (20,399,115)     (12,736,154)    (8,311,011)
Net Realized Loss on Investments in Affiliated Funds ...........              --              --          (46,961)            --
Net Realized Loss on Futures Contracts .........................              --              --               --       (142,678)
Capital Gain Distributions Received ............................              --              --               --             --
Capital Gain Distributions Received from Affiliated Funds ......              --              --               --             --
Change in Unrealized Appreciation (Depreciation)
   on Investments ..............................................      (1,581,972)*    48,224,267     (112,815,420)     1,110,790
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ..........................              --              --               --             --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ........................................              --              --               --         21,453
                                                                   -------------   -------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments .........     (44,574,581)     27,825,152     (125,598,535)    (7,321,446)
                                                                   -------------   -------------   --------------   ------------
Increase (Decrease) in Net Assets Resulting from Operations ....   $ (41,441,306)  $  27,433,890   $ (127,056,931)  $ (7,223,835)
                                                                   =============   =============   ==============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

* CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) DOES NOT INCLUDE UNREALIZED APPRECIATION (DEPRECIATION) IN CONNECTION WITH THE REORGANIZATION (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS).

(1) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(2)   FOR THE YEAR ENDED OCTOBER 31, 2008.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
152                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                                      CAPITAL       DIVERSIFIED
                                                                     SMALL CAP         VALUE           GROWTH         EQUITY
                                                                       VALUE          MOMENTUM       ALLOCATION     ALLOCATION
                                                                        FUND            FUND            FUND           FUND
                                                                   -------------   -------------   -------------   ------------
   Interest Income .............................................   $       5,414   $          --   $          --   $         --
   Income from Investments in Affiliated Funds .................              --              --         578,484         51,701
   Securities Lending Income ...................................         158,675          15,705              --             --
   Dividend Income .............................................       2,509,256       7,172,071          76,957          3,988
   Less: Foreign Taxes Withheld ................................          (3,766)        (56,967)             --             --
                                                                   -------------   -------------   -------------   ------------
         Total Investment Income ...............................       2,669,579       7,130,809         655,441         55,689
                                                                   -------------   -------------   -------------   ------------
   Expenses:
      Investment Adviser Fees ..................................         819,275       1,538,397          69,487          7,780
      Shareholder Servicing Fees Fiduciary Shares ..............         109,954         569,669             373             45
      Shareholder Servicing Fees Class A Shares ................          73,461          61,246          63,798          4,730
      Shareholder Servicing Fees Class B Shares ................           8,405           6,858              --             --
      Administration Fees ......................................         122,514         383,386          59,380          6,648
      Accounting Fees ..........................................              --              --              --             --
      Custodian Fees ...........................................           8,193          25,640           3,971            445
      Trustees Fees ............................................           4,292          12,285           1,984            208
      Chief Compliance Officer Fees ............................           7,463           7,463           7,463          7,463
      Distribution Fees Class A Shares .........................          73,461          61,247          63,798          4,730
      Distribution Fees Class B Shares .........................          25,213          20,574              --             --
      Distribution Fees Class C Shares .........................          51,994          12,900         140,379         25,358
      Distribution Fees Class R Shares .........................              --              --              --             --
      Registration Fees ........................................          44,065          44,260          33,700         32,385
      License Fees .............................................              --              --              --             --
      Transfer Agent Fees ......................................          15,903          53,698           7,832            838
      Printing Fees ............................................           7,180          19,353           3,152            347
      Audit Fees ...............................................          24,376          25,690          17,512         17,185
      Legal Fees ...............................................           9,796          20,871           3,247            762
      Interest Expense .........................................              --              --              --             --
      Miscellaneous Fees .......................................          29,843          40,234          14,438         12,668
                                                                   -------------   -------------   -------------   ------------
         Total Expenses ........................................       1,435,388       2,903,771         490,514        121,592
                                                                   -------------   -------------   -------------   ------------
Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ...............................        (173,892)        (36,905)       (104,610)       (73,387)
         Shareholder Servicing Fees - Fiduciary Shares .........         (46,046)       (236,256)           (304)           (37)
         Shareholder Servicing Fees - Class A Shares ...........         (29,384)        (24,499)        (51,039)        (3,929)
         Reduction of Expenses by Administrator ................         (10,377)        (32,477)         (5,039)          (563)
         Reimbursement on Broker Commissions (Note 3) ..........              --              --              --             --
         Reimbursement on Trading Commissions (Note 10) ........              --         (19,167)             --             --
                                                                   -------------   -------------   -------------   ------------
Total Waivers and Reduction of Expenses ........................        (259,699)       (349,304)       (160,992)       (77,916)
                                                                   -------------   -------------   -------------   ------------
Total Net Expenses .............................................       1,175,689       2,554,467         329,522         43,676
                                                                   -------------   -------------   -------------   ------------
Net Investment Income (Loss) ...................................       1,493,890       4,576,342         325,919         12,013
                                                                   -------------   -------------   -------------   ------------
Net Realized Gain (Loss) on Investments ........................     (26,136,516)    (23,868,232)     (1,229,747)      (102,919)
Net Realized Loss on Investments in Affiliated Funds ...........              --              --      (9,216,229)    (1,324,355)
Net Realized Loss on Futures Contracts .........................              --              --              --             --
Capital Gain Distributions Received ............................              --              --          74,645          7,911
Capital Gain Distributions Received from Affiliated Funds ......              --              --         321,940         30,530
Change in Unrealized Appreciation (Depreciation)
   on Investments ..............................................         587,678     (59,439,324)*       435,538         78,149
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ..........................              --              --      (2,592,396)       561,340
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ........................................              --              --              --             --
                                                                   -------------   -------------   -------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments .........     (25,548,838)    (83,307,556)    (12,206,249)      (749,344)
                                                                   -------------   -------------   -------------   ------------
Increase (Decrease) in Net Assets Resulting from Operations ....   $ (24,054,948)  $ (78,731,214)  $ (11,880,330)  $   (737,331)
                                                                   =============   =============   =============   ============

                                                                      GROWTH &        INCOME                      CALIFORNIA
                                                                      INCOME           PLUS                      INTERMEDIATE
                                                                    ALLOCATION      ALLOCATION        BOND       TAX-FREE BOND
                                                                       FUND            FUND           FUND            FUND
                                                                   -------------   ------------   ------------   -------------
   Interest Income .............................................   $          --   $         --   $ 17,963,887   $   5,301,545
   Income from Investments in Affiliated Funds .................         818,587        221,081             --              --
   Securities Lending Income ...................................              --             --         47,250              --
   Dividend Income .............................................         113,828         32,898         74,836          22,942
   Less: Foreign Taxes Withheld ................................              --             --             --              --
                                                                   -------------   ------------   ------------   -------------
         Total Investment Income ...............................         932,415        253,979     18,085,973       5,324,487
                                                                   -------------   ------------   ------------   -------------
   Expenses:
      Investment Adviser Fees ..................................          72,047         14,217      1,691,664         667,093
      Shareholder Servicing Fees Fiduciary Shares ..............             247            257        766,799         230,091
      Shareholder Servicing Fees Class A Shares ................          64,215         12,477         68,995          91,078
      Shareholder Servicing Fees Class B Shares ................              --             --          8,987           6,053
      Administration Fees ......................................          61,571         12,150        506,014         199,539
      Accounting Fees ..........................................              --             --             --              --
      Custodian Fees ...........................................           4,117            812         33,834          13,342
      Trustees Fees ............................................           2,063            388         16,714           6,404
      Chief Compliance Officer Fees ............................           7,463          7,463          7,463           7,463
      Distribution Fees Class A Shares .........................          64,215         12,477         68,995          91,078
      Distribution Fees Class B Shares .........................              --             --         26,963          18,159
      Distribution Fees Class C Shares .........................         153,848         30,305          3,150          18,972
      Distribution Fees Class R Shares .........................              --             --             --              --
      Registration Fees ........................................          34,016         32,881         43,253          27,843
      License Fees .............................................              --             --             --              --
      Transfer Agent Fees ......................................           8,174          1,548         67,490          26,235
      Printing Fees ............................................           3,286            587         25,688           9,710
      Audit Fees ...............................................          20,726         17,228         28,975          26,754
      Legal Fees ...............................................           3,823            659         29,146          12,086
      Interest Expense .........................................              --             --             --              --
      Miscellaneous Fees .......................................          14,460         12,843         63,321          38,883
                                                                   -------------   ------------   ------------   -------------
         Total Expenses ........................................         514,271        156,292      3,457,451       1,490,783
                                                                   -------------   ------------   ------------   -------------
Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ...............................        (113,313)       (75,551)      (102,377)       (391,385)
         Shareholder Servicing Fees - Fiduciary Shares .........            (198)          (205)      (560,405)       (184,073)
         Shareholder Servicing Fees - Class A Shares ...........         (51,372)        (9,982)       (49,677)        (72,862)
         Reduction of Expenses by Administrator ................          (5,215)        (1,029)       (42,855)        (16,899)
         Reimbursement on Broker Commissions (Note 3) ..........              --             --             --              --
         Reimbursement on Trading Commissions (Note 10) ........              --             --             --              --
                                                                   -------------   ------------   ------------   -------------
Total Waivers and Reduction of Expenses ........................        (170,098)       (86,767)      (755,314)       (665,219)
                                                                   -------------   ------------   ------------   -------------
Total Net Expenses .............................................         344,173         69,525      2,702,137         825,564
                                                                   -------------   ------------   ------------   -------------
Net Investment Income (Loss) ...................................         588,242        184,454     15,383,836       4,498,923
                                                                   -------------   ------------   ------------   -------------
Net Realized Gain (Loss) on Investments ........................      (1,233,254)      (126,060)     1,271,467         274,550
Net Realized Loss on Investments in Affiliated Funds ...........     (10,357,910)    (1,500,909)            --              --
Net Realized Loss on Futures Contracts .........................              --             --             --              --
Capital Gain Distributions Received ............................          57,238          4,661             --              --
Capital Gain Distributions Received from Affiliated Funds ......         262,860         24,154             --              --
Change in Unrealized Appreciation (Depreciation)
   on Investments ..............................................         574,373        111,831      7,271,133       2,750,979
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ..........................       1,250,055      1,150,788             --              --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ........................................              --             --             --              --
                                                                   -------------   ------------   ------------   -------------
Net Realized and Unrealized Gain (Loss) on Investments .........      (9,446,638)      (335,535)     8,542,600       3,025,529
                                                                   -------------   ------------   ------------   -------------
Increase (Decrease) in Net Assets Resulting from Operations ....   $  (8,858,396)  $   (151,081)  $ 23,926,436   $   7,524,452
                                                                   =============   ============   ============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED JULY 31, 2009 (UNLESS OTHERWISE INDICATED)

                                                                          NATIONAL
                                                                        INTERMEDIATE    SHORT TERM     WISCONSIN TAX-EXEMPT FUND
                                                                       TAX-FREE BOND       BOND       ---------------------------
                                                                            FUND           FUND          2009(1)        2008(2)
                                                                       -------------   ------------   ------------   ------------
   Interest Income .................................................   $   2,917,997   $  2,303,343   $  5,260,037   $  7,549,690
   Securities Lending Income .......................................              --          2,352             --             --
   Dividend Income .................................................          17,665         35,679         26,009             --
                                                                       -------------   ------------   ------------   ------------
         Total Investment Income ...................................       2,935,662      2,341,374      5,286,046      7,549,690
                                                                       -------------   ------------   ------------   ------------
Expenses:
      Investment Adviser Fees ......................................         387,758        201,409        570,495        831,766
      Shareholder Servicing Fees Fiduciary Shares ..................         165,286        116,377             --             --
      Shareholder Servicing Fees Class A Shares ....................          28,593          7,245         51,953             --
      Shareholder Servicing Fees Class B Shares ....................              --             --          5,877             --
      Administration Fees ..........................................         115,983         75,301        124,655        166,242
      Accounting Fees ..............................................              --             --         47,410         82,736
      Custodian Fees ...............................................           7,755          5,035         13,654         18,805
      Trustees Fees ................................................           3,620          2,341         33,974         33,923
      Chief Compliance Officer Fees ................................           7,463          7,463          1,429             --
      Distribution Fees Class A Shares .............................          28,593          7,245        267,313        390,915
      Distribution Fees Class B Shares .............................              --             --         17,632         34,766
      Distribution Fees Class C Shares .............................              --          6,774         42,384         64,139
      Distribution Fees Class S Shares .............................              --             --             --             --
      Registration Fees ............................................          33,601         40,220          6,330          8,173
      Transfer Agent Fees ..........................................          15,066          9,748        121,432         81,170
      Printing Fees ................................................           5,689          3,708         37,960         16,288
      Audit Fees ...................................................          26,260         26,512         56,720         30,082
      Legal Fees ...................................................           8,898          4,732         31,195         15,709
      Money Market Government Insurance Expense (Note 11) ..........              --             --             --             --
      Miscellaneous Fees ...........................................          28,908         34,170         76,779         59,339
                                                                       -------------   ------------   ------------   ------------
         Total Expenses ............................................         863,473        548,280      1,507,192      1,834,053
                                                                       -------------   ------------   ------------   ------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ...................................        (332,464)       (87,042)      (239,388)      (176,725)
         Shareholder Servicing Fees - Fiduciary Shares .............        (132,229)      (102,325)            --             --
         Shareholder Servicing Fees - Class A Shares ...............         (22,875)        (5,796)       (41,562)            --
         Shareholder Servicing Fees - Class B Shares ...............              --             --             --             --
         Distribution Fees - Class A Shares ........................              --             --             --             --
         Distribution Fees - Class B Shares ........................              --             --             --             --
         Distribution Fees - Class C Shares ........................              --             --             --             --
         Distribution Fees - Class S Shares ........................              --             --             --             --
         Administration Fees .......................................              --             --             --             --
         Reduction of Expenses by Administrator ....................          (9,823)        (6,378)        (3,798)            --
                                                                       -------------   ------------   ------------   ------------
Total Waivers and Reduction of Expenses ............................        (497,391)      (201,541)      (284,748)      (176,725)
                                                                       -------------   ------------   ------------   ------------
Total Net Expenses .................................................         366,082        346,739      1,222,444      1,657,328
                                                                       -------------   ------------   ------------   ------------
Net Investment Income ..............................................       2,569,580      1,994,635      4,063,602      5,892,362
                                                                       -------------   ------------   ------------   ------------
Net Realized Gain (Loss) on Investments ............................              --       (253,064)      (210,792)        39,356
Change in Unrealized Appreciation (Depreciation) on Investments ....       1,729,714        792,628      7,654,037    (12,206,254)
                                                                       -------------   ------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments .............       1,729,714        539,564      7,443,245    (12,166,898)
                                                                       -------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets Resulting from Operations ........   $   4,299,294   $  2,534,199   $ 11,506,847   $ (6,274,536)
                                                                       =============   ============   ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(2)   FOR THE YEAR ENDED OCTOBER 31, 2008.

(3)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
154                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                             CALIFORNIA                   TREASURY                      100% U.S.
                                                              TAX-FREE     DIVERSIFIED      PLUS      U.S. GOVERNMENT    TREASURY
                                                            MONEY MARKET  MONEY MARKET  MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                FUND          FUND         FUND(3)          FUND            FUND
                                                            ------------  ------------  ------------  ---------------  ------------
   Interest Income .......................................  $ 20,754,653  $ 71,357,695  $    469,367  $    13,619,202  $  4,726,651
   Securities Lending Income .............................            --            --            --               --            --
   Dividend Income .......................................       197,804            --            --               --            --
                                                            ------------  ------------  ------------  ---------------  ------------
         Total Investment Income .........................    20,952,457    71,357,695       469,367       13,619,202     4,726,651
                                                            ------------  ------------  ------------  ---------------  ------------
Expenses:
      Investment Adviser Fees ............................     3,758,274    10,131,660       372,479        2,976,997     2,320,962
      Shareholder Servicing Fees Fiduciary Shares ........     1,215,954     5,268,281       269,965        1,803,099     1,080,389
      Shareholder Servicing Fees Class A Shares ..........     1,815,480     2,403,101        40,434          237,710       473,999
      Shareholder Servicing Fees Class B Shares ..........            --            --            --              599            --
      Administration Fees ................................     1,873,723     5,050,938       185,852        1,484,066     1,157,182
      Accounting Fees ....................................            --            --            --               --            --
      Custodian Fees .....................................       125,276       337,722        12,416           99,233        77,365
      Trustees Fees ......................................        63,652       164,565         6,198           48,877        38,346
      Chief Compliance Officer Fees ......................         7,463         7,463         8,348            7,463         7,463
      Distribution Fees Class A Shares ...................     1,815,480     2,403,101        40,434          237,710       473,999
      Distribution Fees Class B Shares ...................            --            --            --            1,795            --
      Distribution Fees Class C Shares ...................            --            --            --            2,599            --
      Distribution Fees Class S Shares ...................       221,017     1,697,670            --          964,825       835,363
      Registration Fees ..................................        15,979        58,151         4,966           47,364        40,228
      Transfer Agent Fees ................................       255,540       672,003        24,662          199,776       155,375
      Printing Fees ......................................        99,490       253,518         8,104           74,378        59,454
      Audit Fees .........................................        34,785        51,468        25,099           32,608        30,266
      Legal Fees .........................................       135,911       293,370        10,996           89,627        71,584
      Money Market Government Insurance Expense
         (Note 11) .......................................       434,642     1,260,317             6          259,900       271,166
      Miscellaneous Fees .................................        77,292       156,778        26,062           94,633        49,966
                                                            ------------  ------------  ------------  ---------------  ------------
         Total Expenses ..................................    11,949,958    30,210,106     1,036,021        8,663,259     7,143,107
                                                            ------------  ------------  ------------  ---------------  ------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .........................      (651,294)           --      (372,479)        (692,821)   (1,379,249)
         Shareholder Servicing Fees - Fiduciary Shares ...      (972,763)   (4,216,945)     (269,799)      (1,560,119)   (1,009,247)
         Shareholder Servicing Fees - Class A Shares .....    (1,452,384)   (1,922,481)      (40,434)        (197,367)     (445,022)
         Shareholder Servicing Fees - Class B Shares .....            --            --            --             (199)           --
         Distribution Fees - Class A Shares ..............      (152,836)           --       (15,858)         (76,201)     (348,855)
         Distribution Fees - Class B Shares ..............            --            --            --           (1,046)           --
         Distribution Fees - Class C Shares ..............            --            --            --           (1,329)           --
         Distribution Fees - Class S Shares ..............       (26,878)       (4,024)           --         (398,303)     (566,914)
         Administration Fees .............................            --            --       (83,540)         (66,890)     (168,395)
         Reduction of Expenses by Administrator ..........      (158,680)     (427,773)      (43,458)        (125,694)      (97,988)
                                                            ------------  ------------  ------------  ---------------  ------------
Total Waivers and Reduction of Expenses ..................    (3,414,835)   (6,571,223)     (825,568)      (3,119,969)   (4,015,670)
                                                            ------------  ------------  ------------  ---------------  ------------
Total Net Expenses .......................................     8,535,123    23,638,883       210,453        5,543,290     3,127,437
                                                            ------------  ------------  ------------  ---------------  ------------
Net Investment Income ....................................    12,417,334    47,718,812       258,914        8,075,912     1,599,214
                                                            ------------  ------------  ------------  ---------------  ------------
Net Realized Gain (Loss) on Investments ..................        49,628        66,058            --            4,809        57,950
Change in Unrealized Appreciation (Depreciation) on
   Investments ...........................................            --            --            --               --            --
                                                            ------------  ------------  ------------  ---------------  ------------
Net Realized and Unrealized Gain (Loss) on Investments ...        49,628        66,058            --            4,809        57,950
                                                            ------------  ------------  ------------  ---------------  ------------
Increase (Decrease) in Net Assets Resulting from
   Operations ............................................  $ 12,466,962  $ 47,784,870  $    258,914  $     8,080,721  $  1,657,164
                                                            ============  ============  ============  ===============  ============

The accompanying notes are an integral part of the financial statements.

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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                          BALANCED                 COGNITIVE VALUE              CORE EQUITY
                                                            FUND                        FUND                        FUND
                                                  -------------------------  --------------------------  --------------------------
                                                      2009         2008          2009          2008          2009          2008
                                                  -------------------------  --------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) ................  $   439,241  $    764,711  $    797,019  $    738,708  $  1,340,741  $  1,720,632
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and
      Futures Contracts ........................   (3,523,227)      679,064   (29,319,054)   (3,749,175)  (16,649,262)   (9,029,289)
   Change in Unrealized Appreciation
      (Depreciation) on Investments and
      Futures Contracts ........................      199,547    (3,588,696)    4,841,815    (8,873,442)   (3,771,715)  (11,183,562)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations ................   (2,884,439)   (2,144,921)  (23,680,220)  (11,883,909)  (19,080,236)  (18,492,219)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .........................     (344,488)     (598,182)      (20,119)      (20,975)   (1,249,120)   (1,644,259)
      Class A Shares ...........................      (82,167)     (118,919)         (615)      (17,138)      (40,354)      (67,600)
      Class B Shares ...........................       (9,533)      (21,026)           --            --       (13,366)      (15,270)
      Class C Shares ...........................       (3,808)       (4,682)       (1,252)         (751)       (7,995)       (5,506)
      Class M Shares ...........................           --            --      (815,928)     (850,305)           --            --
      Class R Shares ...........................           --            --            --            --            --            --
   Capital Gains:
      Fiduciary Shares .........................           --    (2,573,430)           --      (259,284)           --    (4,186,989)
      Class A Shares ...........................           --      (571,432)           --      (421,170)           --      (280,447)
      Class B Shares ...........................           --      (161,457)           --            --            --       (85,827)
      Class C Shares ...........................           --       (32,654)           --       (15,180)           --       (30,784)
      Class M Shares ...........................           --            --            --   (10,921,490)           --            --
      Class R Shares ...........................           --            --            --            --            --            --
   Return of Capital:
      Fiduciary Shares .........................           --            --            --            --            --            --
      Class A Shares ...........................           --            --            --            --            --            --
      Class B Shares ...........................           --            --            --            --            --            --
      Class C Shares ...........................           --            --            --            --            --            --
      Class M Shares ...........................           --            --            --            --            --            --
      Class R Shares ...........................           --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
         Total Dividends and Distributions .....     (439,996)   (4,081,782)     (837,914)  (12,506,293)   (1,310,835)   (6,316,682)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Change in Net Assets ...........................   (3,324,435)   (6,226,703)  (24,518,134)  (24,390,202)  (20,391,071)  (24,808,901)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ...................   (4,278,215)   (7,459,226)      588,081     9,252,456   (17,614,305)  (12,786,644)
      Redemption Fees ..........................           --            --            61            14            --            --
      Fair Funds Settlement (5) ................       23,977            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
         Total Increase (Decrease) in
            Net Assets .........................   (7,578,673)  (13,685,929)  (23,929,992)  (15,137,732)  (38,005,376)  (37,595,545)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Net Assets:
   Beginning of Period .........................   29,770,321    43,456,250    94,224,104   109,361,836   101,808,721   139,404,266
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   End of Period ...............................  $22,191,648  $ 29,770,321  $ 70,294,112  $ 94,224,104  $ 63,803,345  $101,808,721
                                                  ===========  ============  ============  ============  ============  ============
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) ........  $    16,266  $     18,669  $    293,873  $    334,768  $     44,476  $     14,570
                                                  ===========  ============  ============  ============  ============  ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON AUGUST 1, 2008.

(4) FOR DETAILS ON SHARE TRANSACTION BY CLASS, SEE STATEMENT OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY ON PAGES 166 -- 183.

(5) THE FUNDS WERE RECIPIENT OF A PORTION OF A DISTRIBUTION FROM A FAIR FUND ESTABLISHED BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION ("COMMISSION"). THE PROCEEDS RECEIVED WERE PART OF THE MILLENNIUM PARTNERS, L.P. AND BEAR, STEARNS & CO., INC. SETTLEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                ENHANCED GROWTH                      EQUITY INCOME
                                                                      FUND                               FUND
                                                           --------------------------  --------------------------------------
                                                               2009          2008        2009(1)       2008(2)      2007(2)
                                                           --------------------------  --------------------------------------
Investment Activities:
   Net Investment Income (Loss) .........................  $    108,270  $   (359,047) $   359,776  $    839,661  $   936,977
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and Futures
      Contracts .........................................   (17,723,607)    3,251,306   (4,241,546)   (5,575,131)   1,393,253
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures Contracts ..............    (6,537,074)  (15,989,122)   3,023,146    (8,101,527)   1,356,128
                                                           ------------  ------------  -----------  ------------  -----------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ...................................   (24,152,411)  (13,096,863)    (858,624)  (12,836,997)   3,686,358
                                                           ------------  ------------  -----------  ------------  -----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................            --            --           --            --           --
      Class A Shares ....................................            --            --     (272,818)     (559,301)    (562,208)
      Class B Shares ....................................            --            --      (40,305)      (89,338)    (157,801)
      Class C Shares ....................................            --            --      (55,620)     (113,783)    (124,519)
      Class M Shares ....................................            --            --           --            --           --
      Class R Shares ....................................            --            --       (2,358)       (3,287)      (1,790)
   Capital Gains:
      Fiduciary Shares ..................................            --            --           --            --           --
      Class A Shares ....................................            --            --           --      (758,035)    (555,950)
      Class B Shares ....................................            --            --           --      (245,075)    (209,134)
      Class C Shares ....................................            --            --           --      (209,995)    (150,706)
      Class M Shares ....................................            --            --           --            --           --
      Class R Shares ....................................            --            --           --        (3,462)      (1,658)
   Return of Capital:
      Fiduciary Shares ..................................            --            --           --            --           --
      Class A Shares ....................................            --            --       (9,429)           --           --
      Class B Shares ....................................            --            --       (1,393)           --           --
      Class C Shares ....................................            --            --       (1,922)           --           --
      Class M Shares ....................................            --            --           --            --           --
      Class R Shares ....................................            --            --          (82)           --           --
                                                           ------------  ------------  -----------  ------------  -----------
         Total Dividends and Distributions ..............            --            --     (383,927)   (1,982,276)  (1,763,766)
                                                           ------------  ------------  -----------  ------------  -----------
Change in Net Assets ....................................   (24,152,411)  (13,096,863)  (1,242,551)  (14,819,273)   1,922,592
                                                           ------------  ------------  -----------  ------------  -----------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ............................   (32,007,883)       71,030   (2,284,239)   (9,478,939)  11,498,324
      Redemption Fees ...................................            --            --           --            --           --
      Fair Funds Settlement (5) .........................            --            --           --            --           --
                                                           ------------  ------------  -----------  ------------  -----------
         Total Increase (Decrease) in Net Assets ........   (56,160,294)  (13,025,833)  (3,526,790)  (24,298,212)  13,420,916
                                                           ------------  ------------  -----------  ------------  -----------
Net Assets:
   Beginning of Period ..................................   125,020,952   138,046,785   20,568,617    44,866,829   31,445,913
                                                           ------------  ------------  -----------  ------------  -----------
   End of Period ........................................  $ 68,860,658  $125,020,952  $17,041,827  $ 20,568,617  $44,866,829
                                                           ============  ============  ===========  ============  ===========
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) .................  $     (1,056) $   (171,067) $        --  $         --  $    13,628
                                                           ============  ============  ===========  ============  ===========

                                                           FUNDAMENTAL
                                                              EQUITY                  GENEVA GROWTH
                                                              FUND                       FUND
                                                           -----------  -----------------------------------------
                                                             2009(3)       2009(1)       2008(2)        2007(2)
                                                           -----------  -----------------------------------------
Investment Activities:
   Net Investment Income (Loss) .........................  $    90,317  $ (1,316,380) $  (2,219,011) $ (2,374,083)
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and Futures
      Contracts .........................................   (1,996,714)   (4,216,354)    (9,769,687)   14,242,988
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures Contracts ..............     (188,309)   22,526,478    (71,809,660)   28,803,625
                                                           -----------  ------------  -------------  ------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ...................................   (2,094,706)   16,993,744    (83,798,358)   40,672,530
                                                           -----------  ------------  -------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................      (49,156)           --             --            --
      Class A Shares ....................................           --            --             --            --
      Class B Shares ....................................           --            --             --            --
      Class C Shares ....................................           --            --             --            --
      Class M Shares ....................................           --            --             --            --
      Class R Shares ....................................           --            --             --            --
   Capital Gains:
      Fiduciary Shares ..................................           --            --             --            --
      Class A Shares ....................................           --            --    (11,149,169)     (755,835)
      Class B Shares ....................................           --            --       (977,184)      (97,581)
      Class C Shares ....................................           --            --     (1,222,187)      (80,992)
      Class M Shares ....................................           --            --             --            --
      Class R Shares ....................................           --            --        (77,459)       (4,635)
   Return of Capital:
      Fiduciary Shares ..................................           --            --             --            --
      Class A Shares ....................................           --            --             --            --
      Class B Shares ....................................           --            --             --            --
      Class C Shares ....................................           --            --             --            --
      Class M Shares ....................................           --            --             --            --
      Class R Shares ....................................           --            --             --            --
                                                           -----------  ------------  -------------  ------------
         Total Dividends and Distributions ..............      (49,156)           --    (13,425,999)     (939,043)
                                                           -----------  ------------  -------------  ------------
Change in Net Assets ....................................   (2,143,862)   16,993,744    (97,224,357)   39,733,487
                                                           -----------  ------------  -------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ............................   13,596,606      (651,656)       646,829   (15,393,409)
      Redemption Fees ...................................           --            --             --            --
      Fair Funds Settlement (5) .........................           --            --             --            --
                                                           -----------  ------------  -------------  ------------
         Total Increase (Decrease) in Net Assets ........   11,452,744    16,342,088    (96,577,528)   24,340,078
                                                           -----------  ------------  -------------  ------------
Net Assets:
   Beginning of Period ..................................           --   155,915,313    252,492,841   228,152,763
                                                           -----------  ------------  -------------  ------------
   End of Period ........................................  $11,452,744  $172,257,401  $ 155,915,313  $252,492,841
                                                           ===========  ============  =============  ============
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) .................  $    41,661  $         --  $          --  $         --
                                                           ===========  ============  =============  ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                             GENEVA SMALL
                                                              CAP GROWTH   INTERNATIONAL OPPORTUNITIES       LARGE CAP GROWTH
                                                                 FUND                  FUND                        FUND
                                                             ------------  ---------------------------  ---------------------------
                                                                2009(1)        2009           2008          2009          2008
                                                             ------------  -------------  ------------  ------------  -------------
Investment Activities:
   Net Investment Income (Loss) ...........................  $     (3,545) $   4,522,369  $  7,382,380  $    734,270  $     784,084
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency Transactions
      and Futures Contracts ...............................        (2,286)   (88,771,528)    4,934,325   (14,084,974)    (2,486,169)
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions,
      Foreign Currency Contracts and Futures Contracts ....       160,142    (14,939,752)  (53,515,805)   (1,263,716)    (9,100,570)
                                                             ------------  -------------  ------------  ------------  -------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations .....................................       154,311    (99,188,911)  (41,199,100)  (14,614,420)   (10,802,655)
                                                             ------------  -------------  ------------  ------------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................            --     (1,194,263)   (1,557,180)     (457,392)      (612,098)
      Class A Shares ......................................            --       (170,735)     (421,767)      (27,979)       (33,690)
      Class B Shares ......................................            --             --            --            --             --
      Class C Shares ......................................            --        (26,867)      (47,637)           --             --
      Class M Shares ......................................            --     (2,826,646)   (4,580,870)           --             --
   Capital Gains:
      Fiduciary Shares ....................................            --     (1,583,393)   (3,365,074)           --             --
      Class A Shares ......................................            --       (263,209)     (797,403)           --             --
      Class B Shares ......................................            --             --            --            --             --
      Class C Shares ......................................            --        (73,129)     (158,552)           --             --
      Class M Shares ......................................            --     (3,509,677)  (10,071,483)           --             --
                                                             ------------  -------------  ------------  ------------  -------------
         Total Dividends and Distributions ................            --     (9,647,919)  (20,999,966)     (485,371)      (645,788)
                                                             ------------  -------------  ------------  ------------  -------------
Change in Net Assets ......................................       154,311   (108,836,830)  (62,199,066)  (15,099,791)   (11,448,443)
                                                             ------------  -------------  ------------  ------------  -------------
Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ..............................     3,467,795    (33,844,445)   63,285,933       304,076    (12,418,037)
      Redemption Fees .....................................            --          3,506         1,837            --             --
      Fair Funds Settlement (5) ...........................            --             --            --       214,649             --
                                                             ------------  -------------  ------------  ------------  -------------
         Total Increase (Decrease) in Net Assets ..........     3,622,106   (142,677,769)    1,088,704   (14,581,066)   (23,866,480)
                                                             ------------  -------------  ------------  ------------  -------------
Net Assets:
   Beginning of Period ....................................            --    352,762,796   351,674,092   107,949,087    131,815,567
                                                             ------------  -------------  ------------  ------------  -------------
   End of Period ..........................................  $  3,622,106  $ 210,085,027  $352,762,796  $ 93,368,021  $ 107,949,087
                                                             ============  =============  ============  ============  =============
   Undistributed Net Investment Income ....................  $         --  $   4,707,968  $  3,572,442  $    712,154  $     463,255
                                                             ============  =============  ============  ============  =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1)   COMMENCED OPERATIONS ON JUNE 12, 2009.

(2) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(3)   FOR THE YEAR ENDED OCTOBER 31.

(4) FOR DETAILS ON SHARE TRANSACTION BY CLASS, SEE STATEMENT OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY ON PAGES 166 -- 183.

(5) THE FUNDS WERE RECIPIENT OF A PORTION OF A DISTRIBUTION FROM A FAIR FUND ESTABLISHED BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION ("COMMISSION"). THE PROCEEDS RECEIVED WERE PART OF THE MILLENNIUM PARTNERS, L.P. AND BEAR, STEARNS & CO., INC. SETTLEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   LARGE CAP VALUE                NYSE ARCA TECH 100 INDEX
                                                                        FUND                                FUND
                                                             ---------------------------  -----------------------------------------
                                                                 2009           2008         2009(2)       2008(3)        2007(3)
                                                             ------------  -------------  ------------  -------------  ------------
Investment Activities:
   Net Investment Income (Loss) ...........................  $  3,133,275  $   4,701,750  $   (391,262) $  (1,458,396) $ (2,246,372)
   Net Realized Gain (Loss) on Investments, Affiliated
      Funds, Foreign Currency Transactions and Futures
      Contracts ...........................................   (42,992,609)   (16,990,359)  (20,399,115)   (12,783,115)  (38,771,935)
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ............    (1,581,972)   (36,620,459)   48,224,267   (112,815,420)  104,141,157
                                                             ------------  -------------  ------------  -------------  ------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations .....................................   (41,441,306)   (48,909,068)   27,433,890   (127,056,931)   63,122,850
                                                             ------------  -------------  ------------  -------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................    (2,637,188)    (3,123,638)           --             --            --
      Class A Shares ......................................      (433,855)    (1,583,140)           --             --            --
      Class B Shares ......................................       (10,389)       (13,835)           --             --            --
      Class C Shares ......................................       (38,733)       (50,215)           --             --            --
      Class M Shares ......................................            --             --            --             --            --
   Capital Gains:
      Fiduciary Shares ....................................            --    (12,374,769)           --             --            --
      Class A Shares ......................................            --     (8,253,204)           --             --            --
      Class B Shares ......................................            --       (123,082)           --             --            --
      Class C Shares ......................................            --       (438,425)           --             --            --
      Class M Shares ......................................            --             --            --             --            --
                                                             ------------  -------------  ------------  -------------  ------------
         Total Dividends and Distributions ................    (3,120,165)   (25,960,308)           --             --            --
                                                             ------------  -------------  ------------  -------------  ------------
Change in Net Assets ......................................   (44,561,471)   (74,869,376)   27,433,890   (127,056,931)   63,122,850
                                                             ------------  -------------  ------------  -------------  ------------
Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ..............................     9,935,741    (84,350,328)  (30,958,842)   (59,266,369)  (81,184,991)
      Redemption Fees .....................................            --             --            --             --            --
      Fair Funds Settlement (5) ...........................            --             --            --             --            --
                                                             ------------  -------------  ------------  -------------  ------------
         Total Increase (Decrease) in Net Assets ..........   (34,625,730)  (159,219,704)   (3,524,952)  (186,323,300)  (18,062,141)
                                                             ------------  -------------  ------------  -------------  ------------
Net Assets:
   Beginning of Period ....................................   220,225,531    379,445,235   195,487,292    381,810,592   399,872,733
                                                             ------------  -------------  ------------  -------------  ------------
   End of Period ..........................................  $185,599,801  $ 220,225,531  $191,962,340  $ 195,487,292  $381,810,592
                                                             ============  =============  ============  =============  ============
   Undistributed Net Investment Income ....................  $     55,034  $      41,924  $         --  $          --  $         --
                                                             ============  =============  ============  =============  ============

                                                                SMALL CAP ADVANTAGE       SMALL CAP VALUE FUND
                                                                        FUND                      FUND
                                                             ------------------------  ---------------------------
                                                                2009         2008          2009          2008
                                                             -----------  -----------  ------------  -------------
Investment Activities:
   Net Investment Income (Loss) ...........................  $    97,611  $   147,816  $  1,493,890  $   1,905,144
   Net Realized Gain (Loss) on Investments, Affiliated
      Funds, Foreign Currency Transactions and Futures
      Contracts ...........................................   (8,453,689)  (3,857,397)  (26,136,516)    13,017,843
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ............    1,132,243      267,146       587,678    (49,229,695)
                                                             -----------  -----------  ------------  -------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations .....................................   (7,223,835)  (3,442,435)  (24,054,948)   (34,306,708)
                                                             -----------  -----------  ------------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................      (33,798)    (185,401)   (1,088,789)    (1,806,530)
      Class A Shares ......................................         (454)        (716)     (632,045)      (455,683)
      Class B Shares ......................................           --           --       (36,189)       (43,898)
      Class C Shares ......................................           --         (109)      (66,785)       (41,866)
      Class M Shares ......................................           --           --            --             --
   Capital Gains:
      Fiduciary Shares ....................................           --     (184,805)     (358,268)   (24,571,923)
      Class A Shares ......................................           --       (1,350)     (219,074)    (8,292,679)
      Class B Shares ......................................           --           --       (27,964)    (1,784,059)
      Class C Shares ......................................           --         (900)      (43,162)    (2,839,204)
      Class M Shares ......................................           --           --            --             --
                                                             -----------  -----------  ------------  -------------
         Total Dividends and Distributions ................      (34,252)    (373,281)   (2,472,276)   (39,835,842)
                                                             -----------  -----------  ------------  -------------
Change in Net Assets ......................................   (7,258,087)  (3,815,716)  (26,527,224)   (74,142,550)
                                                             -----------  -----------  ------------  -------------
Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ..............................    2,369,668    3,282,033   (28,022,521)   (64,691,163)
      Redemption Fees .....................................          155           --         4,585          2,686
      Fair Funds Settlement (5) ...........................           --           --            --             --
                                                             -----------  -----------  ------------  -------------
         Total Increase (Decrease) in Net Assets ..........   (4,888,264)    (533,683)  (54,545,160)  (138,831,027)
                                                             -----------  -----------  ------------  -------------
Net Assets:
   Beginning of Period ....................................   27,286,349   27,820,032   130,740,945    269,571,972
                                                             -----------  -----------  ------------  -------------
   End of Period ..........................................  $22,398,085  $27,286,349  $ 76,195,785  $ 130,740,945
                                                             ===========  ===========  ============  =============
   Undistributed Net Investment Income ....................  $    96,898  $    33,539  $    417,512  $     748,263
                                                             ===========  ===========  ============  =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                   VALUE MOMENTUM          CAPITAL GROWTH ALLOCATION   DIVERSIFIED EQUITY ALLOCATION
                                                        FUND                         FUND                          FUND
                                             ----------------------------  --------------------------  -----------------------------
                                                  2009          2008           2009          2008          2009            2008
                                             ----------------------------  --------------------------  -----------------------------
Investment Activities:
   Net Investment Income ..................  $   4,576,342  $   5,676,900  $    325,919  $    528,232  $     12,013    $     18,963
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds and Capital Gains
      Distributions Received ..............    (23,868,232)    33,458,207   (10,049,391)    3,649,867    (1,388,833)        (34,401)
   Change in Unrealized Appreciation
      (Depreciation) on Investments and
      Affiliated Funds ....................    (59,439,324)   (94,650,635)   (2,156,858)  (12,786,389)      639,489        (935,047)
                                             -------------  -------------  ------------  ------------  ------------    ------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations ...........    (78,731,214)   (55,515,528)  (11,880,330)   (8,608,290)     (737,331)       (950,485)
                                             -------------  -------------  ------------  ------------  ------------    ------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................     (4,177,339)    (5,345,956)       (2,256)       (8,196)          (69)           (340)
      Class A Shares ......................       (327,044)      (323,024)     (305,266)     (614,395)       (6,063)        (34,104)
      Class B Shares ......................        (24,679)       (32,482)           --            --            --              --
      Class C Shares ......................        (11,628)       (11,872)           --      (208,112)         (158)        (18,550)
   Capital Gains:
      Fiduciary Shares ....................    (17,138,714)   (65,186,187)      (11,713)      (22,616)         (354)           (228)
      Class A Shares ......................     (1,227,539)    (4,803,116)   (2,141,795)   (1,781,653)      (43,881)        (23,837)
      Class B Shares ......................       (177,864)      (993,096)           --            --            --              --
      Class C Shares ......................        (74,372)      (315,409)   (1,161,096)   (1,072,021)      (41,763)        (17,206)
                                             -------------  -------------  ------------  ------------  ------------    ------------
         Total Dividends and
            Distributions .................    (23,159,179)   (77,011,142)   (3,622,126)   (3,706,993)      (92,288)        (94,265)
                                             -------------  -------------  ------------  ------------  ------------    ------------
Change in Net Assets ......................   (101,890,393)  (132,526,670)  (15,502,456)  (12,315,283)     (829,619)     (1,044,750)
                                             -------------  -------------  ------------  ------------  ------------    ------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (1) .................     57,036,489      4,717,867    (7,530,595)   (6,578,266)    1,634,483        (995,047)
                                             -------------  -------------  ------------  ------------  ------------    ------------
         Total Increase (Decrease) in Net
            Assets ........................    (44,853,904)  (127,808,803)  (23,033,051)  (18,893,549)      804,864      (2,039,797)
                                             -------------  -------------  ------------  ------------  ------------    ------------
Net Assets:
   Beginning of Period ....................    358,560,404    486,369,207    61,093,131    79,986,680     4,999,795       7,039,592
                                             -------------  -------------  ------------  ------------  ------------    ------------
   End of Period ..........................  $ 313,706,500  $ 358,560,404  $ 38,060,080  $ 61,093,131  $  5,804,659    $  4,999,795
                                             =============  =============  ============  ============  ============    ============
   Undistributed Net Investment Income ....  $      61,606  $      26,365  $     80,762  $      8,482  $     11,203    $         --
                                             =============  =============  ============  ============  ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1) FOR DETAIL ON SHARE TRANSACTION BY CLASS, SEE STATEMENT OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY ON PAGES 166 -- 183.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                           GROWTH & INCOME ALLOCATION      INCOME PLUS ALLOCATION
                                                                                      FUND                          FUND
                                                                         -----------------------------   --------------------------
                                                                              2009            2008           2009           2008
                                                                         -----------------------------   --------------------------
Investment Activities:
   Net Investment Income .............................................   $     588,242   $     911,436   $    184,454   $   243,060
   Net Realized Gain (Loss) on Investments, Affiliated Funds and
      Capital Gains Distributions Received ...........................     (11,271,066)      2,524,170     (1,598,154)      307,433
   Change in Unrealized Appreciation (Depreciation) on Investments and
      Affiliated Funds ...............................................       1,824,428      (8,498,487)     1,262,619      (740,894)
                                                                         -------------   -------------   ------------   -----------
   Net Increase (Decrease) in Net Assets Resulting From Operations ...      (8,858,396)     (5,062,881)      (151,081)     (190,401)
                                                                         -------------   -------------   ------------   -----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...............................................          (1,923)           (744)        (3,225)       (3,934)
      Class A Shares .................................................        (428,603)       (843,906)      (130,405)     (164,145)
      Class B Shares .................................................              --              --             --            --
      Class C Shares .................................................        (148,251)       (278,630)       (56,245)      (95,714)
   Capital Gains:
      Fiduciary Shares ...............................................          (6,583)            (14)        (3,253)       (2,102)
      Class A Shares .................................................      (1,663,271)     (1,217,369)      (159,945)     (127,920)
      Class B Shares .................................................              --              --             --            --
      Class C Shares .................................................        (932,511)       (643,870)      (102,692)      (92,553)
                                                                         -------------   -------------   ------------   -----------
         Total Dividends and Distributions ...........................      (3,181,142)     (2,984,533)      (455,765)     (486,368)
                                                                         -------------   -------------   ------------   -----------
Change in Net Assets .................................................     (12,039,538)     (8,047,414)      (606,846)     (676,769)
                                                                         -------------   -------------   ------------   -----------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (1) ............................................      (6,992,871)     (4,499,059)     1,875,947      (142,593)
                                                                         -------------   -------------   ------------   -----------
         Total Increase (Decrease) in Net Assets .....................     (19,032,409)    (12,546,473)     1,269,101      (819,362)
                                                                         -------------   -------------   ------------   -----------
Net Assets:
   Beginning of Period ...............................................      57,967,905      70,514,378      8,517,657     9,337,019
                                                                         -------------   -------------   ------------   -----------
   End of Period .....................................................   $  38,935,496   $  57,967,905   $  9,786,758   $ 8,517,657
                                                                         =============   =============   ============   ===========
   Undistributed Net Investment Income ...............................   $     104,850   $      53,193   $     12,777   $    13,715
                                                                         =============   =============   ============   ===========

                                                                                   BOND                  CALIFORNIA INTERMEDIATE
                                                                                   FUND                     TAX-FREE BOND FUND
                                                                      -----------------------------   -----------------------------
                                                                           2009            2008            2009            2008
                                                                      -----------------------------   -----------------------------
Investment Activities:
   Net Investment Income ..........................................   $  15,383,836   $  18,836,507   $   4,498,923   $   4,131,320
   Net Realized Gain (Loss) on Investments, Affiliated Funds and
      Capital Gains Distributions Received ........................       1,271,467       4,181,324         274,550         279,808
   Change in Unrealized Appreciation (Depreciation) on Investments
      and Affiliated Funds ........................................       7,271,133      (1,893,845)      2,750,979       1,197,542
                                                                      -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets Resulting From
      Operations ..................................................      23,926,436      21,123,986       7,524,452       5,608,670
                                                                      -------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................     (14,125,468)    (17,088,169)     (3,175,821)     (3,207,495)
      Class A Shares ..............................................      (1,220,692)     (1,461,916)     (1,193,610)       (869,405)
      Class B Shares ..............................................        (134,120)       (188,596)        (59,137)       (105,912)
      Class C Shares ..............................................         (18,089)         (5,151)        (72,978)        (14,100)
   Capital Gains:
      Fiduciary Shares ............................................              --              --        (162,406)       (118,082)
      Class A Shares ..............................................              --              --         (64,023)        (32,723)
      Class B Shares ..............................................              --              --          (4,624)         (5,564)
      Class C Shares ..............................................              --              --          (3,338)           (299)
                                                                      -------------   -------------   -------------   -------------
         Total Dividends and Distributions ........................     (15,498,369)    (18,743,832)     (4,735,937)     (4,353,580)
                                                                      -------------   -------------   -------------   -------------
Change in Net Assets ..............................................       8,428,067       2,380,154       2,788,515       1,255,090
                                                                      -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (1) .........................................     (54,574,279)    (11,753,346)     25,878,331         (47,358)
                                                                      -------------   -------------   -------------   -------------
         Total Increase (Decrease) in Net Assets ..................     (46,146,212)     (9,373,192)     28,666,846       1,207,732
                                                                      -------------   -------------   -------------   -------------
Net Assets:
   Beginning of Period ............................................     379,984,281     389,357,473     123,144,900     121,937,168
                                                                      -------------   -------------   -------------   -------------
   End of Period ..................................................   $ 333,838,069   $ 379,984,281   $ 151,811,746   $ 123,144,900
                                                                      =============   =============   =============   =============
   Undistributed Net Investment Income ............................   $     344,350   $     619,115   $      17,503   $      20,126
                                                                      =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                             NATIONAL INTERMEDIATE            SHORT TERM BOND
                                                                                 TAX-FREE FUND                      FUND
                                                                          ---------------------------   ---------------------------
                                                                              2009           2008           2009           2008
                                                                          ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income ..............................................   $  2,569,580   $  2,594,765   $  1,994,635   $  2,356,061
   Net Realized Gain (Loss) on Investments ............................             --         58,060       (253,064)        96,249
   Change in Unrealized Appreciation (Depreciation) on Investments ....      1,729,714        730,258        792,628        377,216
                                                                          ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets Resulting From Operations .......      4,299,294      3,383,083      2,534,199      2,829,526
                                                                          ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ................................................     (2,214,137)    (2,478,587)    (1,855,111)    (2,347,590)
      Class A Shares ..................................................       (355,881)      (154,416)      (105,388)        (7,650)
      Class B Shares ..................................................             --             --             --             --
      Class C Shares ..................................................             --             --        (28,366)       (21,396)
      Class S Shares ..................................................             --             --             --             --
   Capital Gains:
      Fiduciary Shares ................................................        (49,824)       (33,463)            --             --
      Class A Shares ..................................................         (7,274)        (1,778)            --             --
                                                                          ------------   ------------   ------------   ------------
         Total Dividends and Distributions ............................     (2,627,116)    (2,668,244)    (1,988,865)    (2,376,636)
                                                                          ------------   ------------   ------------   ------------
Change in Net Assets ..................................................      1,672,178        714,839        545,334        452,890
                                                                          ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (4) .............................................     22,622,195     (1,785,651)     9,846,615     (3,260,953)
                                                                          ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ......................     24,294,373     (1,070,812)    10,391,949     (2,808,063)
                                                                          ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Period ................................................     69,990,222     71,061,034     53,590,917     56,398,980
                                                                          ------------   ------------   ------------   ------------
   End of Period ......................................................   $ 94,284,595   $ 69,990,222   $ 63,982,866   $ 53,590,917
                                                                          ============   ============   ============   ============
   Undistributed Net Investment Income/(Accumulated Net Investment
      Loss) ...........................................................   $     18,080   $     19,116   $     18,139   $     15,005
                                                                          ============   ============   ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1) FOR THE NINE MONTHS ENDED JULY 31, 2009 (SEE NOTE 10 IN THE NOTES TO FINANCIAL STATEMENTS FOR DETAILS OF THE REORGANIZATION.)

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

(4) FOR DETAILS ON SHARE TRANSACTION BY CLASS, SEE STATEMENT OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY ON PAGES 166 -- 183.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                                                  WISCONSIN TAX-EXEMPT
                                                                                                          FUND
                                                                                      ---------------------------------------------
                                                                                          2009(1)         2008(2)        2007(2)
                                                                                      ---------------------------------------------
Investment Activities:
   Net Investment Income ..........................................................   $   4,063,602   $   5,892,362   $   5,766,417
   Net Realized Gain (Loss) on Investments ........................................        (210,792)         39,356          76,610
   Change in Unrealized Appreciation (Depreciation) on Investments ................       7,654,037     (12,206,254)     (2,219,504)
                                                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting From Operations ...................      11,506,847      (6,274,536)      3,623,523
                                                                                      -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................................              --              --              --
      Class A Shares ..............................................................      (3,757,517)     (5,633,475)     (5,511,153)
      Class B Shares ..............................................................         (65,313)        (99,941)       (102,651)
      Class C Shares ..............................................................        (126,320)       (184,398)       (163,885)
      Class S Shares ..............................................................              --              --              --
   Capital Gains:
      Fiduciary Shares ............................................................              --              --              --
      Class A Shares ..............................................................              --              --              --
                                                                                      -------------   -------------   -------------
         Total Dividends and Distributions ........................................      (3,949,150)     (5,917,814)     (5,777,689)
                                                                                      -------------   -------------   -------------
Change in Net Assets ..............................................................       7,557,697     (12,192,350)     (2,154,166)
                                                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (4) .........................................................     (10,471,651)     (3,047,367)      7,986,023
                                                                                      -------------   -------------   -------------
         Total Increase (Decrease) in Net Assets ..................................      (2,913,954)    (15,239,717)      5,831,857
                                                                                      -------------   -------------   -------------
Net Assets:
   Beginning of Period ............................................................     152,861,719     168,101,436     162,269,579
                                                                                      -------------   -------------   -------------
   End of Period ..................................................................   $ 149,947,765   $ 152,861,719   $ 168,101,436
                                                                                      =============   =============   =============
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..........   $      96,874   $     (17,578)  $       4,429
                                                                                      =============   =============   =============

                                                                                                                      TREASURY PLUS
                                                     CALIFORNIA TAX-FREE              DIVERSIFIED MONEY MARKET        MONEY MARKET
                                                      MONEY MARKET FUND                          FUND                     FUND
                                              ---------------------------------   ---------------------------------   -------------
                                                    2009              2008              2009             2008            2009(3)
                                              ---------------   ---------------   ---------------   ---------------   -------------
Investment Activities:
   Net Investment Income ..................   $    12,417,334   $    18,921,325   $    47,718,812   $   118,751,093   $     258,914
   Net Realized Gain (Loss) on
      Investments .........................            49,628               301            66,058            16,526              --
   Change in Unrealized Appreciation
      (Depreciation) on Investments .......                --                --                --                --              --
                                              ---------------   ---------------   ---------------   ---------------   -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ..............        12,466,962        18,921,626        47,784,870       118,767,619         258,914
                                              ---------------   ---------------   ---------------   ---------------   -------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................        (5,473,489)       (7,638,900)      (32,026,561)      (74,488,020)       (241,416)
      Class A Shares ......................        (6,650,655)      (10,291,296)      (12,179,555)      (32,172,790)        (17,498)
      Class B Shares ......................                --                --                --                --              --
      Class C Shares ......................                --                --                --                --              --
      Class S Shares ......................          (293,504)         (991,129)       (3,512,696)      (12,090,283)             --
   Capital Gains:
      Fiduciary Shares ....................                --                --                --                --              --
      Class A Shares ......................                --                --                --                --              --
                                              ---------------   ---------------   ---------------   ---------------   -------------
         Total Dividends and
            Distributions .................       (12,417,648)      (18,921,325)      (47,718,812)     (118,751,093)       (258,914)
                                              ---------------   ---------------   ---------------   ---------------   -------------
Change in Net Assets ......................            49,314               301            66,058            16,526              --
                                              ---------------   ---------------   ---------------   ---------------   -------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (4) .................      (183,464,174)      556,859,817          (286,706)      579,160,044     153,080,167
                                              ---------------   ---------------   ---------------   ---------------   -------------
         Total Increase (Decrease) in Net
            Assets ........................      (183,414,860)      556,860,118          (220,648)      579,176,570     153,080,167
                                              ---------------   ---------------   ---------------   ---------------   -------------
Net Assets:
   Beginning of Period ....................     1,169,882,611       613,022,493     3,509,114,063     2,929,937,493              --
                                              ---------------   ---------------   ---------------   ---------------   -------------
   End of Period ..........................   $   986,467,751   $ 1,169,882,611   $ 3,508,893,415   $ 3,509,114,063   $ 153,080,167
                                              ===============   ===============   ===============   ===============   =============
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) ...   $           301   $           314   $        10,857   $            --   $       6,796
                                              ===============   ===============   ===============   ===============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                   U.S. GOVERNMENT MONEY          100% U.S. TREASURY MONEY
                                                                        MARKET FUND                     MARKET FUND
                                                              -------------------------------   -----------------------------
                                                                    2009             2008            2009            2008
                                                              ---------------   -------------   -------------   -------------
Investment Activities:
   Net Investment Income ..................................   $     8,075,912   $  23,477,753   $   1,599,214   $  17,703,720
   Net Realized Gain (Loss) on Investments ................             4,809           2,103          57,950         (78,003)
                                                              ---------------   -------------   -------------   -------------
   Net Increase in Net Assets Resulting From Operations ...         8,080,721      23,479,856       1,657,164      17,625,717
                                                              ---------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................        (6,100,320)    (18,327,352)     (1,061,703)    (10,472,476)
      Class A Shares ......................................          (800,188)     (1,397,750)       (291,845)     (3,317,330)
      Class B Shares ......................................              (948)         (5,990)             --              --
      Class C Shares ......................................            (1,874)         (4,205)             --              --
      Class S Shares ......................................        (1,172,582)     (3,742,456)       (245,666)     (3,913,914)
                                                              ---------------   -------------   -------------   -------------
         Total Dividends and Distributions ................        (8,075,912)    (23,477,753)     (1,599,214)    (17,703,720)
                                                              ---------------   -------------   -------------   -------------
   Change in Net Assets ...................................             4,809           2,103          57,950         (78,003)
                                                              ---------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ..............................       280,307,127     198,437,768     (22,791,727)     44,136,550
                                                              ---------------   -------------   -------------   -------------
         Total Increase (Decrease) in Net Assets ..........       280,311,936     198,439,871     (22,733,777)     44,058,547
                                                              ---------------   -------------   -------------   -------------
Net Assets:
   Beginning of Period ....................................       817,943,778     619,503,907     759,054,465     714,995,918
                                                              ---------------   -------------   -------------   -------------
   End of Period ..........................................   $ 1,098,255,714   $ 817,943,778   $ 736,320,688   $ 759,054,465
                                                              ===============   =============   =============   =============
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ....................................   $            --   $          --   $          --   $          --
                                                              ===============   =============   =============   =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

(1) FOR DETAILS ON SHARE TRANSACTION BY CLASS, SEE STATEMENT OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY ON PAGES 166 - 183.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS--(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                BALANCED FUND
                                               -------------------------------------------------
                                                       2009                      2008
                                                SHARES       DOLLARS      SHARES      DOLLARS
                                               -------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........    224,342   $  2,337,249    224,344   $  3,125,391
      Reinvestment of Dividends and
        Distributions ......................     33,727        344,488    227,147      3,171,612
      Cost of Shares Redeemed ..............   (543,137)    (5,681,321)  (918,175)   (12,688,425)
                                               --------   ------------   --------   ------------
      Total Fiduciary Share Transactions ...   (285,068)    (2,999,584)  (466,684)    (6,391,422)
                                               --------   ------------   --------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..........    319,172      3,075,121     44,301        628,284
      Reinvestment of Dividends and
        Distributions ......................      7,676         77,923     46,586        648,889
      Cost of Shares Redeemed ..............   (391,002)    (3,859,955)  (120,045)    (1,696,931)
                                               --------   ------------   --------   ------------
      Total Class A Share Transactions .....    (64,154)      (706,911)   (29,158)      (419,758)
                                               --------   ------------   --------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..........         --             --        786         10,452
      Reinvestment of Dividends and
        Distributions ......................        934          9,484     12,512        173,955
      Cost of Shares Redeemed ..............    (55,983)      (576,374)   (62,992)      (878,769)
                                               --------   ------------   --------   ------------
      Total Class B Share Transactions .....    (55,049)      (566,890)   (49,694)      (694,362)
                                               --------   ------------   --------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..........      8,872         85,071      1,770         23,776
      Reinvestment of Dividends and
         Distributions .....................        365          3,679      2,660         36,872
      Cost of Shares Redeemed ..............     (9,405)       (93,580)    (1,046)       (14,332)
                                               --------   ------------   --------   ------------
      Total Class C Share Transactions .....       (168)        (4,830)     3,384         46,316
                                               --------   ------------   --------   ------------
   Class M Shares:
      Proceeds from Shares Issued ..........         --             --         --             --
      Reinvestment of Dividends and
        Distributions ......................         --             --         --             --
      Cost of Shares Redeemed ..............         --             --         --             --
                                               --------   ------------   --------   ------------
      Total Class M Share Transactions .....         --             --         --             --
                                               --------   ------------   --------   ------------
      Net Increase (Decrease) from
        Capital Stock Activity .............   (404,439)  $ (4,278,215)  (542,152)  $ (7,459,226)
                                               ========   ============   ========   ============

                                                               COGNITIVE VALUE FUND
                                               ----------------------------------------------------
                                                         2009                       2008
                                                 SHARES        DOLLARS      SHARES       DOLLARS
                                               ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........      125,403   $    912,850      82,588   $    925,979
      Reinvestment of Dividends and
        Distributions ......................        2,891         20,119      25,229        280,259
      Cost of Shares Redeemed ..............     (119,057)      (905,623)    (57,871)      (620,218)
                                               ----------   ------------   ---------   ------------
      Total Fiduciary Share Transactions ...        9,237         27,346      49,946        586,020
                                               ----------   ------------   ---------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..........       22,608        156,970      31,368        389,843
      Reinvestment of Dividends and
        Distributions ......................           83            584      38,751        428,204
      Cost of Shares Redeemed ..............      (30,429)      (221,817)   (310,447)    (3,139,978)
                                               ----------   ------------   ---------   ------------
      Total Class A Share Transactions .....       (7,738)       (64,263)   (240,328)    (2,321,931)
                                               ----------   ------------   ---------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..........           --             --          --             --
      Reinvestment of Dividends and
        Distributions ......................           --             --          --             --
      Cost of Shares Redeemed ..............           --             --          --             --
                                               ----------   ------------   ---------   ------------
      Total Class B Share Transactions .....           --             --          --             --
                                               ----------   ------------   ---------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..........       48,783        350,998       9,406        117,517
      Reinvestment of Dividends and
         Distributions .....................          183          1,252       1,417         15,513
      Cost of Shares Redeemed ..............         (147)        (1,014)     (8,195)       (82,184)
                                               ----------   ------------   ---------   ------------
      Total Class C Share Transactions .....       48,819        351,236       2,628         50,846
                                               ----------   ------------   ---------   ------------
   Class M Shares:
      Proceeds from Shares Issued ..........    2,372,211     19,471,930     733,815      8,043,830
      Reinvestment of Dividends and
        Distributions ......................       95,628        664,618     974,307     10,813,447
      Cost of Shares Redeemed ..............   (2,796,394)   (19,862,786)   (705,153)    (7,919,756)
                                               ----------   ------------   ---------   ------------
      Total Class M Share Transactions .....     (328,555)       273,762   1,002,969     10,937,521
                                               ----------   ------------   ---------   ------------
      Net Increase (Decrease) from
        Capital Stock Activity .............     (278,237)  $    588,081     815,215   $  9,252,456
                                               ==========   ============   =========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                  CORE EQUITY FUND
                                               -----------------------------------------------------
                                                         2009                        2008
                                                 SHARES        DOLLARS       SHARES        DOLLARS
                                               -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........    1,628,250   $  9,296,806    1,170,241   $ 10,598,170
      Reinvestment of Dividends and
        Distributions ......................       81,165        465,821      489,167      4,509,153
      Cost of Shares Redeemed ..............   (4,066,093)   (26,225,255)  (2,626,048)   (23,687,023)
                                               ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ...   (2,356,678)   (16,462,628)    (966,640)    (8,579,700)
                                               ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..........      294,032      1,781,324      243,676      2,310,666
      Reinvestment of Dividends and
        Distributions ......................        5,580         32,380       36,420        335,841
      Cost of Shares Redeemed ..............     (405,426)    (2,291,029)    (732,351)    (6,537,798)
                                               ----------   ------------   ----------   ------------
      Total Class A Share Transactions .....     (105,814)      (477,325)    (452,255)    (3,891,291)
                                               ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..........           --             --          312          2,993
      Reinvestment of Dividends and
        Distributions ......................        2,272         12,688       10,678         96,171
      Cost of Shares Redeemed ..............      (94,230)      (539,310)     (48,085)      (432,106)
                                               ----------   ------------   ----------   ------------
      Total Class B Share Transactions .....      (91,958)      (526,622)     (37,095)      (332,942)
                                               ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..........      277,675      1,426,584       14,067        130,471
      Reinvestment of Dividends and
        Distributions ......................        1,342          7,386        3,631         32,684
      Cost of Shares Redeemed ..............     (291,087)    (1,581,700)     (17,135)      (145,866)
                                               ----------   ------------   ----------   ------------
      Total Class C Share Transactions .....      (12,070)      (147,730)         563         17,289
                                               ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued ..........           --             --           --             --
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............           --             --           --             --
                                               ----------   ------------   ----------   ------------
      Total Class M Share Transactions .....           --             --           --             --
                                               ----------   ------------   ----------   ------------
      Net Increase (Decrease) from
        Capital Stock Activity .............   (2,566,520)  $(17,614,305)  (1,455,427)  $(12,786,644)
                                               ==========   ============   ==========   ============

                                                               ENHANCED GROWTH FUND
                                               -----------------------------------------------------
                                                         2009                        2008
                                                 SHARES        DOLLARS       SHARES       DOLLARS
                                               -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........      274,837   $  1,987,874      188,328   $  1,882,737
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............     (206,217)    (1,387,518)      (9,630)       (90,689)
                                               ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ...       68,620        600,356      178,698      1,792,048
                                               ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..........      100,303        690,451      247,300      2,645,712
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............      (61,689)      (452,329)    (197,929)    (1,892,697)
                                               ----------   ------------   ----------   ------------
      Total Class A Share Transactions .....       38,614        238,122       49,371        753,015
                                               ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..........           --             --           --             --
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............           --             --           --             --
                                               ----------   ------------   ----------   ------------
      Total Class B Share Transactions .....           --             --           --             --
                                               ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..........        1,926         11,237       41,545        426,154
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............      (18,136)      (123,618)     (10,316)       (98,511)
                                               ----------   ------------   ----------   ------------
      Total Class C Share Transactions .....      (16,210)      (112,381)      31,229        327,643
                                               ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued ..........    1,339,593      9,001,666      781,399      7,751,925
      Reinvestment of Dividends and
        Distributions ......................           --             --           --             --
      Cost of Shares Redeemed ..............   (6,391,063)   (41,735,646)  (1,037,810)   (10,553,601)
                                               ----------   ------------   ----------   ------------
      Total Class M Share Transactions .....   (5,051,470)   (32,733,980)    (256,411)    (2,801,676)
                                               ----------   ------------   ----------   ------------
      Net Increase (Decrease) from
        Capital Stock Activity .............   (4,960,446)  $(32,007,883)       2,887   $     71,030
                                               ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS--(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                     EQUITY INCOME FUND
                                                       -----------------------------------------------------------------------------
                                                               2009(1)                   2008(2)                    2007(2)
                                                        SHARES      DOLLARS       SHARES        DOLLARS       SHARES      DOLLARS
                                                       -----------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..................     10,885   $    75,000           --   $         --          --   $        --
      Reinvestment of Dividends and Distributions ..         --            --           --             --          --            --
      Cost of Shares Redeemed ......................         --            --           --             --          --            --
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Total Fiduciary Share Transactions ...........     10,885        75,000           --             --          --            --
                                                       --------   -----------   ----------   ------------   ---------   -----------
   Class A Shares:
      Proceeds from Shares Issued ..................    288,140     1,546,137      325,034      3,291,231   1,136,279    13,352,021
      Reinvestment of Dividends and Distributions ..     39,454       246,268      111,652      1,165,283      84,230       977,352
      Cost of Shares Redeemed ......................   (459,643)   (2,679,212)  (1,044,363)   (10,647,331)   (419,725)   (4,972,414)
      Converted from Class R (Note 10) .............     17,555       115,883           --             --          --            --
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Total Class A Share Transactions .............   (114,494)     (770,924)    (607,677)    (6,190,817)    800,784     9,356,959
                                                       --------   -----------   ----------   ------------   ---------   -----------
   Class B Shares:
      Proceeds from Shares Issued ..................     35,000       199,706       38,855        405,645     369,704     4,312,947
      Reinvestment of Dividends and Distributions ..      5,966        36,954       28,311        298,967      27,771       319,345
      Cost of Shares Redeemed ......................   (130,338)     (813,500)    (361,707)    (3,590,223)   (347,398)   (4,058,762)
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Total Class B Share Transactions .............    (89,372)     (576,840)    (294,541)    (2,885,611)     50,077       573,530
                                                       --------   -----------   ----------   ------------   ---------   -----------
   Class C Shares:
      Proceeds from Shares Issued ..................     27,611       158,843       80,295        796,562     312,584     3,651,062
      Reinvestment of Dividends and Distributions ..      8,040        49,887       28,459        298,124      21,945       252,708
      Cost of Shares Redeemed ......................   (181,054)   (1,135,280)    (155,358)    (1,528,619)   (202,645)   (2,388,731)
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Total Class C Share Transactions .............   (145,403)     (926,550)     (46,604)      (433,933)    131,884     1,515,039
                                                       --------   -----------   ----------   ------------   ---------   -----------
   Class R Shares:
      Proceeds from Shares Issued ..................      5,188        31,563        6,495         62,932       4,125        49,632
      Reinvestment of Dividends and Distributions ..        389         2,440          648          6,749         295         3,449
      Cost of Shares Redeemed ......................       (498)       (3,045)      (4,112)       (38,259)        (24)         (285)
      Converted to Class A (Note 10) ...............    (17,598)     (115,883)          --             --          --            --
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Total Class R Share Transactions .............    (12,519)      (84,925)       3,031         31,422       4,396        52,796
                                                       --------   -----------   ----------   ------------   ---------   -----------
      Net Increase (Decrease) from Capital Stock
        Activity ...................................   (350,903)  $(2,284,239)    (945,791)  $ (9,478,939)    987,141   $11,498,324
                                                       ========   ===========   ==========   ============   =========   ===========

                                                       FUNDAMENTAL EQUITY FUND
                                                       -----------------------
                                                               2009(3)
                                                        SHARES       DOLLARS
                                                       -----------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..................    908,445    $16,577,201
      Reinvestment of Dividends and Distributions ..      3,591         49,156
      Cost of Shares Redeemed ......................   (208,518)    (3,032,021)
                                                       --------    -----------
      Total Fiduciary Share Transactions ...........    703,518     13,594,336
                                                       --------    -----------
   Class A Shares:
      Proceeds from Shares Issued ..................        163          2,250
      Reinvestment of Dividends and Distributions ..         --             --
      Cost of Shares Redeemed ......................         --             --
      Converted from Class R (Note 10) .............         --             --
                                                       --------    -----------
      Total Class A Share Transactions .............        163          2,250
                                                       --------    -----------
   Class B Shares:
      Proceeds from Shares Issued ..................         --             --
      Reinvestment of Dividends and Distributions ..         --             --
      Cost of Shares Redeemed ......................         --             --
                                                       --------    -----------
      Total Class B Share Transactions .............         --             --
                                                       --------    -----------
   Class C Shares:
      Proceeds from Shares Issued ..................          1             20
      Reinvestment of Dividends and Distributions ..         --             --
      Cost of Shares Redeemed ......................         --             --
                                                       --------    -----------
      Total Class C Share Transactions .............          1             20
                                                       --------    -----------
   Class R Shares:
      Proceeds from Shares Issued ..................         --             --
      Reinvestment of Dividends and Distributions ..         --             --
      Cost of Shares Redeemed ......................         --             --
      Converted to Class A (Note 10) ...............         --             --
                                                       --------    -----------
      Total Class R Share Transactions .............         --             --
                                                       --------    -----------
      Net Increase (Decrease) from Capital Stock
        Activity ...................................    703,682    $13,596,606
                                                       ========    ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009 (see Note 10 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

(3)   Commenced operations on August 1, 2008.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                               [GRAPHIC OMITTED]

                                                                                 GENEVA GROWTH FUND
                                                   ---------------------------------------------------------------------------------
                                                            2009(1)                    2008(2)                    2007(2)
                                                     SHARES       DOLLARS       SHARES        DOLLARS       SHARES        DOLLARS
                                                   ---------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..............       96,965   $ 1,427,858           --   $         --           --   $         --
      Reinvestment of Dividends and
        Distributions ..........................           --            --           --             --           --             --
      Cost of Shares Redeemed ..................           --            --           --             --           --             --
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions .......       96,965     1,427,858           --             --           --             --
                                                   ----------   -----------   ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..............    3,653,777    44,843,668    3,255,151     59,027,179    3,167,293     60,891,073
      Reinvestment of Dividends and
        Distributions ..........................           --            --      521,214     10,387,789       39,245        707,194
      Cost of Shares Redeemed ..................   (3,637,875)  (44,872,000)  (3,681,870)   (66,688,185)  (3,528,026)   (67,404,501)
      Converted from Class R (Note 10) .........       70,018     1,008,570           --             --           --             --
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Total Class A Share Transactions .........       85,920       980,238       94,495      2,726,783     (321,488)    (5,806,234)
                                                   ----------   -----------   ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..............       34,914       390,252       57,061        994,426       59,716      1,080,477
      Reinvestment of Dividends and
        Distributions ..........................           --            --       46,594        866,642        5,266         89,582
      Cost of Shares Redeemed ..................     (148,997)   (1,712,309)    (316,427)    (5,373,474)    (574,871)   (10,381,416)
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Total Class B Share Transactions .........     (114,083)   (1,322,057)    (212,772)    (3,512,406)    (509,889)    (9,211,357)
                                                   ----------   -----------   ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..............      146,026     1,788,750      212,465      3,638,755      288,110      5,284,656
      Reinvestment of Dividends and
        Distributions ..........................           --            --       62,216      1,171,537        4,475         77,018
      Cost of Shares Redeemed ..................     (234,954)   (2,695,961)    (191,432)    (3,205,654)    (318,087)    (5,808,638)
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Total Class C Share Transactions .........      (88,928)     (907,211)      83,249      1,604,638      (25,502)      (446,964)
                                                   ----------   -----------   ----------   ------------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ..............       23,051       273,244       14,873        265,381       14,298        272,334
      Reinvestment of Dividends and
        Distributions ..........................           --            --        3,934         77,459          259          4,635
      Cost of Shares Redeemed ..................       (7,828)      (95,158)     (28,621)      (515,026)     (10,880)      (205,823)
      Converted to Class A (Note 10) ...........      (71,333)   (1,008,570)          --             --           --             --
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Total Class R Share Transactions .........      (56,110)     (830,484)      (9,814)      (172,186)       3,677         71,146
                                                   ----------   -----------   ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
        Stock Activity .........................      (76,236)  $  (651,656)     (44,842)  $    646,829     (853,202)  $(15,393,409)
                                                   ==========   ===========   ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS--(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                          GENEVA SMALL CAP
                                                            GROWTH FUND                  INTERNATIONAL OPPORTUNITIES FUND
                                                        --------------------   ----------------------------------------------------
                                                              2009(1)                    2009                        2008
                                                         SHARES     DOLLARS      SHARES        DOLLARS       SHARES       DOLLARS
                                                        --------------------   ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...................    77,193   $1,512,890    3,524,287   $ 19,507,507    7,296,541   $70,889,408
      Reinvestment of Dividends and Distributions ...        --           --      373,176      1,888,871      358,810     3,592,091
      Cost of Shares Redeemed .......................        (5)        (100)  (4,812,790)   (25,872,364)  (2,227,873)  (20,857,487)
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Total Fiduciary Share Transactions ............    77,188    1,512,790     (915,327)    (4,475,986)   5,427,478    53,624,012
                                                        -------   ----------   ----------   ------------   ----------   -----------
   Class A Shares:
      Proceeds from Shares Issued ...................    96,049    1,920,781      491,491      2,772,413    2,139,940    20,885,813
      Subscriptions from Reorganizations Class A
         (Note 10) ..................................        --           --           --             --           --            --
      Subscriptions from Reorganizations Class R
         (Note 10) ..................................        --           --           --             --           --            --
      Reinvestment of Dividends and Distributions ...        --           --       79,216        399,418      114,802     1,133,661
      Cost of Shares Redeemed .......................        (5)         (95)  (1,002,133)    (5,700,750)  (1,619,671)  (14,740,166)
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Total Class A Share Transactions ..............    96,044    1,920,686     (431,426)    (2,528,919)     635,071     7,279,308
                                                        -------   ----------   ----------   ------------   ----------   -----------
   Class B Shares:
      Proceeds from Shares Issued ...................        --           --           --             --           --            --
      Subscriptions from Reorganizations Class B
         (Note 10) ..................................        --           --           --             --           --            --
      Reinvestment of Dividends and Distributions ...        --           --           --             --           --            --
      Cost of Shares Redeemed .......................        --           --           --             --           --            --
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Total Class B Share Transactions ..............        --           --           --             --           --            --
                                                        -------   ----------   ----------   ------------   ----------   -----------
   Class C Shares:
      Proceeds from Shares Issued ...................     1,758       34,419      100,452        576,082      309,710     2,978,944
      Subscriptions from Reorganizations Class C
         (Note 10) ..................................        --           --           --             --           --            --
      Reinvestment of Dividends and Distributions ...        --           --       17,243         85,957       18,648       183,873
      Cost of Shares Redeemed .......................        (5)        (100)    (291,524)    (1,551,601)    (101,741)     (922,133)
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Total Class C Share Transactions ..............     1,753       34,319     (173,829)      (889,562)     226,617     2,240,684
                                                        -------   ----------   ----------   ------------   ----------   -----------
   Class M Shares:
      Proceeds from Shares Issued ...................        --           --    1,905,581     10,694,314    1,796,408    16,889,453
      Reinvestment of Dividends and Distributions ...        --           --      996,795      5,046,039    1,320,525    13,109,650
      Cost of Shares Redeemed .......................        --           --   (7,969,797)   (41,690,331)  (3,237,297)  (29,857,174)
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Total Class M Share Transactions ..............        --           --   (5,067,421)   (25,949,978)    (120,364)      141,929
                                                        -------   ----------   ----------   ------------   ----------   -----------
      Net Increase (Decrease) from Capital Stock
         Activity ...................................   174,985   $3,467,795   (6,588,003)  $(33,844,445)   6,168,802   $63,285,933
                                                        =======   ==========   ==========   ============   ==========   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Commenced operations on June 12, 2009.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
170                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMMITED]

                                                                                              LARGE CAP GROWTH FUND
                                                                             ------------------------------------------------------
                                                                                        2009                        2008
                                                                               SHARES        DOLLARS       SHARES        DOLLARS
                                                                             ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ........................................    1,265,000   $  8,918,195    1,747,897   $  17,815,194
      Reinvestment of Dividends and Distributions ........................       39,410        258,133       36,110         376,987
      Cost of Shares Redeemed ............................................   (2,932,752)   (21,507,685)  (2,665,186)    (26,559,131)
                                                                             ----------   ------------   ----------   -------------
      Total Fiduciary Share Transactions .................................   (1,628,342)   (12,331,357)    (881,179)     (8,366,950)
                                                                             ----------   ------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued ........................................      198,854      1,416,568      234,378       2,308,116
      Subscriptions from Reorganizations Class A (Note 10) ...............    1,313,170      9,710,500           --              --
      Subscriptions from Reorganizations Class R (Note 10) ...............       17,230        127,406           --              --
      Reinvestment of Dividends and Distributions ........................        3,941         25,421        2,904          29,820
      Cost of Shares Redeemed ............................................     (550,688)    (3,791,187)    (403,711)     (3,982,113)
                                                                             ----------   ------------   ----------   -------------
      Total Class A Share Transactions ...................................      982,507      7,488,708     (166,429)     (1,644,177)
                                                                             ----------   ------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued ........................................           --             --        6,820          64,973
      Subscriptions from Reorganizations Class B (Note 10) ...............      544,752      3,757,374           --              --
      Reinvestment of Dividends and Distributions ........................           --             --           --              --
      Cost of Shares Redeemed ............................................     (204,025)    (1,339,624)    (246,633)     (2,241,826)
                                                                             ----------   ------------   ----------   -------------
      Total Class B Share Transactions ...................................      340,727      2,417,750     (239,813)     (2,176,853)
                                                                             ----------   ------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued ........................................       12,832         80,680       30,713         298,726
      Subscriptions from Reorganizations Class C (Note 10) ...............      457,217      3,152,423           --              --
      Reinvestment of Dividends and Distributions ........................           --             --           --              --
      Cost of Shares Redeemed ............................................      (79,268)      (504,128)     (57,919)       (528,783)
                                                                             ----------   ------------   ----------   -------------
      Total Class C Share Transactions ...................................      390,781      2,728,975      (27,206)       (230,057)
                                                                             ----------   ------------   ----------   -------------
   Class M Shares:
      Proceeds from Shares Issued ........................................           --             --           --              --
      Reinvestment of Dividends and Distributions ........................           --             --           --              --
      Cost of Shares Redeemed ............................................           --             --           --              --
                                                                             ----------   ------------   ----------   -------------
      Total Class M Share Transactions ...................................           --             --           --              --
                                                                             ----------   ------------   ----------   -------------
      Net Increase (Decrease) from Capital Stock Activity ................       85,673   $    304,076   (1,314,627)  $ (12,418,037)
                                                                             ==========   ============   ==========   =============

                                                                                              LARGE CAP VALUE FUND
                                                                             ------------------------------------------------------
                                                                                        2009                        2008
                                                                               SHARES        DOLLARS       SHARES        DOLLARS
                                                                             ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ........................................    4,159,420   $ 36,756,268    2,962,239   $  40,553,818
      Reinvestment of Dividends and Distributions ........................      240,678      2,123,168      988,287      13,608,104
      Cost of Shares Redeemed ............................................   (2,689,524)   (24,639,755)  (3,759,560)    (50,718,501)
                                                                             ----------   ------------   ----------   -------------
      Total Fiduciary Share Transactions .................................    1,710,574     14,239,681      190,966       3,443,421
                                                                             ----------   ------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued ........................................      354,101      3,130,091    2,638,113      37,627,328
      Subscriptions from Reorganizations Class A (Note 10) ...............      575,537      5,186,682           --              --
      Subscriptions from Reorganizations Class R (Note 10) ...............       16,420        147,971           --              --
      Reinvestment of Dividends and Distributions ........................       44,662        398,588      624,580       8,647,989
      Cost of Shares Redeemed ............................................   (1,554,764)   (14,266,173)  (9,767,918)   (132,353,231)
                                                                             ----------   ------------   ----------   -------------
      Total Class A Share Transactions ...................................     (564,044)    (5,402,841)  (6,505,225)    (86,077,914)
                                                                             ----------   ------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued ........................................          237          2,015        1,274          16,503
      Subscriptions from Reorganizations Class B (Note 10) ...............      181,615      1,607,419           --              --
      Reinvestment of Dividends and Distributions ........................          961          8,409        8,360         113,767
      Cost of Shares Redeemed ............................................      (64,998)      (573,109)     (66,828)       (898,633)
                                                                             ----------   ------------   ----------   -------------
      Total Class B Share Transactions ...................................      117,815      1,044,734      (57,194)       (768,363)
                                                                             ----------   ------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued ........................................      103,680        968,256       87,316       1,215,670
      Subscriptions from Reorganizations Class C (Note 10) ...............      180,087      1,588,838           --              --
      Reinvestment of Dividends and Distributions ........................        4,215         36,678       34,669         470,304
      Cost of Shares Redeemed ............................................     (295,771)    (2,539,605)    (195,390)     (2,633,446)
                                                                             ----------   ------------   ----------   -------------
      Total Class C Share Transactions ...................................       (7,789)        54,167      (73,405)       (947,472)
                                                                             ----------   ------------   ----------   -------------
   Class M Shares:
      Proceeds from Shares Issued ........................................           --             --           --              --
      Reinvestment of Dividends and Distributions ........................           --             --           --              --
      Cost of Shares Redeemed ............................................           --             --           --              --
                                                                             ----------   ------------   ----------   -------------
      Total Class M Share Transactions ...................................           --             --           --              --
                                                                             ----------   ------------   ----------   -------------
      Net Increase (Decrease) from Capital Stock Activity ................    1,256,556   $  9,935,741   (6,444,858)  $ (84,350,328)
                                                                             ==========   ============   ==========   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS--(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                            NYSE ARCA TECH 100 INDEX FUND
                                                  ---------------------------------------------------------------------------------
                                                           2009 (1)                    2008 (2)                    2007 (2)
                                                    SHARES        DOLLARS       SHARES        DOLLARS       SHARES       DOLLARS
                                                  ---------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..............         921   $     20,300           --   $         --           --   $         --
      Reinvestment of Dividends and
         Distributions .........................          --             --           --             --           --             --
      Cost of Shares Redeemed ..................          --             --           --             --           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions .......         921         20,300           --             --           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..............   1,360,820     19,140,893    2,479,297     62,031,230    1,735,768     45,934,944
      Reinvestment of Dividends and
         Distributions .........................          --             --           --             --           --             --
      Cost of Shares Redeemed ..................  (2,294,337)   (34,556,449)  (3,598,815)   (85,970,551)  (3,295,677)   (86,867,337)
      Converted from Class R (Note 10) .........      23,490        488,911           --             --           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Class A Share Transactions .........    (910,027)   (14,926,645)  (1,119,518)   (23,939,321)  (1,559,909)   (40,932,393)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..............      23,594        375,559       32,696        767,002       42,137      1,042,042
      Reinvestment of Dividends and
         Distributions .........................          --             --           --             --           --             --
      Cost of Shares Redeemed ..................    (323,924)    (5,287,719)  (1,018,623)   (23,355,287)  (1,252,413)   (30,888,385)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Class B Share Transactions .........    (300,330)    (4,912,160)    (985,927)   (22,588,285)  (1,210,276)   (29,846,343)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..............      26,249        464,692       31,879        746,296       84,483      2,134,465
      Reinvestment of Dividends and
         Distributions .........................          --             --           --             --           --             --
      Cost of Shares Redeemed ..................    (248,691)    (4,062,667)    (271,828)    (6,291,662)    (276,893)    (6,949,724)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Class C Share Transactions .........    (222,442)    (3,597,975)    (239,949)    (5,545,366)    (192,410)    (4,815,259)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class F Shares:
      Proceeds from Shares Issued ..............       8,757        150,000           --             --       45,747      1,164,351
      Cost of Shares Redeemed ..................    (425,644)    (7,196,051)    (284,717)    (7,246,260)    (253,576)    (6,812,002)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Class F Share Transactions .........    (416,887)    (7,046,051)    (284,717)    (7,246,260)    (207,829)    (5,647,651)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ..............       5,755         97,783       10,369        251,748        9,257        243,651
      Cost of Shares Redeemed ..................      (5,904)      (105,183)      (8,103)      (198,885)      (7,203)      (186,996)
      Converted to Class A Shares (Note 10) ....     (23,923)      (488,911)          --             --           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Total Class R Share Transactions .........     (24,072)      (496,311)       2,266         52,863        2,054         56,655
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ........................  (1,872,837)  $(30,958,842)  (2,627,845)  $(59,266,369)  (3,168,370)  $(81,184,991)
                                                  ==========   ============   ==========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009 (see Note 10 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
172                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                               SMALL CAP ADVANTAGE FUND
                                                                 -----------------------------------------------------
                                                                           2009                       2008
                                                                   SHARES        DOLLARS       SHARES       DOLLARS
                                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............................      828,276   $  9,144,141      570,272   $  9,631,997
      Reinvestment of Dividends and Distributions ............        1,332         14,597       15,445        257,162
      Cost of Shares Redeemed ................................     (605,983)    (6,958,243)    (408,989)    (6,704,321)
                                                                 ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions .....................      223,625      2,200,495      176,728      3,184,838
                                                                 ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ............................       25,518        342,008        7,238        131,054
      Reinvestment of Dividends and Distributions ............           41            454          117          1,958
      Cost of Shares Redeemed ................................      (16,604)      (168,756)      (3,330)       (57,363)
      Converted from Class R (Note 10) .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class A Share Transactions .......................        8,955        173,706        4,025         75,649
                                                                 ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Reinvestment of Dividends and Distributions ............           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class B Share Transactions .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ............................          511          7,873        1,654         28,800
      Reinvestment of Dividends and Distributions ............           --             --           61          1,009
      Cost of Shares Redeemed ................................       (1,191)       (12,406)        (497)        (8,263)
                                                                 ----------   ------------   ----------   ------------
      Total Class C Share Transactions .......................         (680)        (4,533)       1,218         21,546
                                                                 ----------   ------------   ----------   ------------
   Class F Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class F Share Transactions .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
      Converted to Class A Shares (Note 10) ..................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class R Share Transactions .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ......................................      231,900   $  2,369,668      181,971   $  3,282,033
                                                                 ==========   ============   ==========   ============

                                                                                  SMALL CAP VALUE FUND
                                                                 -----------------------------------------------------
                                                                           2009                        2008
                                                                   SHARES        DOLLARS       SHARES       DOLLARS
                                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............................      926,353   $  7,668,445    1,328,721   $ 18,300,982
      Reinvestment of Dividends and Distributions ............      152,472      1,187,566    1,892,461     23,749,545
      Cost of Shares Redeemed ................................   (4,720,467)   (39,331,966)  (6,667,393)   (90,830,837)
                                                                 ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions .....................   (3,641,642)   (30,475,955)  (3,446,211)   (48,780,310)
                                                                 ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ............................    2,766,088     22,097,944    1,041,063     12,389,502
      Reinvestment of Dividends and Distributions ............       94,345        715,309      540,900      6,601,959
      Cost of Shares Redeemed ................................   (2,130,544)   (17,304,559)  (1,960,590)   (26,394,709)
      Converted from Class R (Note 10) .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class A Share Transactions .......................      729,889      5,508,694     (378,627)    (7,403,248)
                                                                 ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ............................        5,238         26,470        3,124         39,303
      Reinvestment of Dividends and Distributions ............        8,623         61,445      149,225      1,707,925
      Cost of Shares Redeemed ................................     (215,078)    (1,585,543)    (311,819)    (3,716,305)
                                                                 ----------   ------------   ----------   ------------
      Total Class B Share Transactions .......................     (201,217)    (1,497,628)    (159,470)    (1,969,077)
                                                                 ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ............................       75,050        545,909      124,183      1,525,936
      Reinvestment of Dividends and Distributions ............       14,528        103,035      237,531      2,700,131
      Cost of Shares Redeemed ................................     (300,387)    (2,206,576)    (863,234)   (10,764,595)
                                                                 ----------   ------------   ----------   ------------
      Total Class C Share Transactions .......................     (210,809)    (1,557,632)    (501,520)    (6,538,528)
                                                                 ----------   ------------   ----------   ------------
   Class F Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class F Share Transactions .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
      Converted to Class A Shares (Note 10) ..................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Total Class R Share Transactions .......................           --             --           --             --
                                                                 ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ......................................   (3,323,779)  $(28,022,521)  (4,485,828)  $(64,691,163)
                                                                 ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS--(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                             VALUE MOMENTUM FUND
                                                                            -------------------------------------------------------
                                                                                      2009                         2008
                                                                              SHARES        DOLLARS        SHARES        DOLLARS
                                                                            -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .......................................    3,386,519   $  39,984,032    2,143,368   $  43,505,612
      Reinvestment of Dividends and Distributions .......................    1,778,000      19,708,200    3,322,446      67,114,220
      Cost of Shares Redeemed ...........................................   (5,022,053)    (62,298,577)  (5,148,223)   (106,727,515)
                                                                            ----------   -------------   ----------   -------------
      Total Fiduciary Share Transactions ................................      142,466      (2,606,345)     317,591       3,892,317
                                                                            ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .......................................      175,910       1,995,033      161,446       3,402,181
      Subscriptions from Reorganizations Class A (Note 10) ..............    5,111,195      58,953,550           --              --
      Subscriptions from Reorganizations Class R (Note 10) ..............       20,183         232,791           --              --
      Reinvestment of Dividends and Distributions .......................      127,997       1,417,566      232,212       4,682,254
      Cost of Shares Redeemed ...........................................     (661,297)     (7,754,507)    (292,694)     (6,084,641)
                                                                            ----------   -------------   ----------   -------------
      Total Class A Share Transactions ..................................    4,773,988      54,844,433      100,964       1,999,794
                                                                            ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .......................................        1,459          19,373        6,495         134,295
      Subscriptions from Reorganizations Class B (Note 10) ..............      362,746       4,095,835           --              --
      Reinvestment of Dividends and Distributions .......................       18,432         199,092       51,309       1,014,863
      Cost of Shares Redeemed ...........................................     (123,880)     (1,416,493)    (119,721)     (2,349,229)
                                                                            ----------   -------------   ----------   -------------
      Total Class B Share Transactions ..................................      258,757       2,897,807      (61,917)     (1,200,071)
                                                                            ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .......................................       14,236         163,839       13,220         278,294
      Subscriptions from Reorganizations Class C (Note 10) ..............      206,175       2,318,542           --              --
      Reinvestment of Dividends and Distributions .......................        7,559          81,284       15,437         304,006
      Cost of Shares Redeemed ...........................................      (57,319)       (663,071)     (27,813)       (556,473)
                                                                            ----------   -------------   ----------   -------------
      Total Class C Share Transactions ..................................      170,651       1,900,594          844          25,827
                                                                            ----------   -------------   ----------   -------------
      Net Increase (Decrease) from Capital Stock Activity ...............    5,345,862   $  57,036,489      357,482   $   4,717,867
                                                                            ==========   =============   ==========   =============

                                                                                         CAPITAL GROWTH ALLOCATION FUND
                                                                            -------------------------------------------------------
                                                                                       2009                         2008
                                                                              SHARES        DOLLARS        SHARES        DOLLARS
                                                                            -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .......................................        2,267   $      33,840          786   $      20,100
      Reinvestment of Dividends and Distributions .......................        1,009          13,969        1,249          30,812
      Cost of Shares Redeemed ...........................................           (3)            (40)     (24,165)       (568,773)
                                                                            ----------   -------------   ----------   -------------
      Total Fiduciary Share Transactions ................................        3,273          47,769      (22,130)       (517,861)
                                                                            ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .......................................      146,815       2,268,083      278,600       6,918,094
      Subscriptions from Reorganizations Class A (Note 10) ..............           --              --           --              --
      Subscriptions from Reorganizations Class R (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................      167,161       2,306,487       90,764       2,234,777
      Cost of Shares Redeemed ...........................................     (640,253)     (9,713,470)    (477,511)    (11,360,565)
                                                                            ----------   -------------   ----------   -------------
      Total Class A Share Transactions ..................................     (326,277)     (5,138,900)    (108,147)     (2,207,694)
                                                                            ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .......................................           --              --           --              --
      Subscriptions from Reorganizations Class B (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................           --              --           --              --
      Cost of Shares Redeemed ...........................................           --              --           --              --
                                                                            ----------   -------------   ----------   -------------
      Total Class B Share Transactions ..................................           --              --           --              --
                                                                            ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .......................................       99,859       1,485,062      264,500       6,580,925
      Subscriptions from Reorganizations Class C (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................       81,310       1,096,052       46,065       1,121,083
      Cost of Shares Redeemed ...........................................     (301,445)     (5,020,578)    (494,082)    (11,554,719)
                                                                            ----------   -------------   ----------   -------------
      Total Class C Share Transactions ..................................     (120,276)     (2,439,464)    (183,517)     (3,852,711)
                                                                            ----------   -------------   ----------   -------------
      Net Increase (Decrease) from Capital Stock Activity ...............     (443,280)  $  (7,530,595)    (313,794)  $  (6,578,266)
                                                                            ==========   =============   ==========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                                       DIVERSIFIED EQUITY ALLOCATION FUND
                                                                            -------------------------------------------------------
                                                                                       2009                         2008
                                                                              SHARES        DOLLARS        SHARES        DOLLARS
                                                                            -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .......................................        5,827   $      68,428          801   $      16,214
      Reinvestment of Dividends and Distributions .......................           36             423           27             568
      Cost of Shares Redeemed ...........................................       (4,823)        (53,041)      (8,749)       (187,956)
                                                                            ----------   -------------   ----------   -------------
      Total Fiduciary Share Transactions ................................        1,040          15,810       (7,921)       (171,174)
                                                                            ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .......................................       54,827         697,621      105,860       2,149,349
      Subscriptions from Reorganizations Class A (Note 10) ..............           --              --           --              --
      Subscriptions from Reorganizations Class R (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................        3,736          43,695        1,852          38,049
      Cost of Shares Redeemed ...........................................      (35,370)       (461,584)    (199,763)     (3,870,656)
                                                                            ----------   -------------   ----------   -------------
      Total Class A Share Transactions ..................................       23,193         279,732      (92,051)     (1,683,258)
                                                                            ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .......................................           --              --           --              --
      Subscriptions from Reorganizations Class B (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................           --              --           --              --
      Cost of Shares Redeemed ...........................................           --              --           --              --
                                                                            ----------   -------------   ----------   -------------
      Total Class B Share Transactions ..................................           --              --           --              --
                                                                            ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .......................................      163,453       1,941,152       69,216       1,388,056
      Subscriptions from Reorganizations Class C (Note 10) ..............           --              --           --              --
      Reinvestment of Dividends and Distributions .......................        3,514          40,518        1,693          34,582
      Cost of Shares Redeemed ...........................................      (51,384)       (642,729)     (28,796)       (563,253)
                                                                            ----------   -------------   ----------   -------------
      Total Class C Share Transactions ..................................      115,583       1,338,941       42,113         859,385
                                                                            ----------   -------------   ----------   -------------
      Net Increase (Decrease) from Capital Stock Activity ...............      139,816   $   1,634,483      (57,859)  $    (995,047)
                                                                            ==========   =============   ==========   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                           GROWTH & INCOME ALLOCATION FUND
                                                                                  -------------------------------------------------
                                                                                           2009                      2008
                                                                                   SHARES       DOLLARS      SHARES       DOLLARS
                                                                                  -------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .............................................      1,829   $     32,460      4,313   $    101,700
      Reinvestment of Dividends and Distributions .............................        562          8,505         34            674
      Cost of Shares Redeemed .................................................       (152)        (2,517)       (22)          (507)
                                                                                  --------   ------------   --------   ------------
      Total Fiduciary Share Transactions ......................................      2,239         38,448      4,325        101,867
                                                                                  --------   ------------   --------   ------------
   Class A Shares:
      Proceeds from Shares Issued .............................................    190,030      3,101,372    347,710      8,006,833
      Reinvestment of Dividends and Distributions .............................    127,615      1,931,010     81,007      1,891,738
      Cost of Shares Redeemed .................................................   (739,676)   (11,599,081)  (632,342)   (14,471,894)
                                                                                  --------   ------------   --------   ------------
      Total Class A Share Transactions ........................................   (422,031)    (6,566,699)  (203,625)    (4,573,323)
                                                                                  --------   ------------   --------   ------------
   Class B Shares:
      Proceeds from Shares Issued .............................................         --             --         --             --
      Reinvestment of Dividends and Distributions .............................         --             --         --             --
      Cost of Shares Redeemed .................................................         --             --         --             --
                                                                                  --------   ------------   --------   ------------
      Total Class B Share Transactions ........................................         --             --         --             --
                                                                                  --------   ------------   --------   ------------
   Class C Shares:
      Proceeds from Shares Issued .............................................    201,457      3,171,948    177,756      4,142,076
      Reinvestment of Dividends and Distributions .............................     70,169      1,045,651     37,959        884,609
      Cost of Shares Redeemed .................................................   (298,029)    (4,682,219)  (223,089)    (5,054,288)
                                                                                  --------   ------------   --------   ------------
      Total Class C Share Transactions ........................................    (26,403)      (464,620)    (7,374)       (27,603)
                                                                                  --------   ------------   --------   ------------
      Net Increase (Decrease) from Capital Stock Activity .....................   (446,195)  $ (6,992,871)  (206,674)  $ (4,499,059)
                                                                                  ========   ============   ========   ============

                                                                                             INCOME PLUS ALLOCATION FUND
                                                                                  -------------------------------------------------
                                                                                           2009                      2008
                                                                                   SHARES       DOLLARS      SHARES       DOLLARS
                                                                                  -------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .............................................      5,704   $    100,000      6,598   $    141,000
      Reinvestment of Dividends and Distributions .............................        367          6,175         73          1,508
      Cost of Shares Redeemed .................................................         --             --     (6,391)      (135,192)
                                                                                  --------   ------------   --------   ------------
      Total Fiduciary Share Transactions ......................................      6,071        106,175        280          7,316
                                                                                  --------   ------------   --------   ------------
   Class A Shares:
      Proceeds from Shares Issued .............................................    190,258      3,145,881    127,262      2,742,115
      Reinvestment of Dividends and Distributions .............................     13,838        231,777     10,355        221,157
      Cost of Shares Redeemed .................................................   (126,354)    (2,188,486)  (130,996)    (2,769,636)
                                                                                  --------   ------------   --------   ------------
      Total Class A Share Transactions ........................................     77,742      1,189,172      6,621        193,636
                                                                                  --------   ------------   --------   ------------
   Class B Shares:
      Proceeds from Shares Issued .............................................         --             --         --             --
      Reinvestment of Dividends and Distributions .............................         --             --         --             --
      Cost of Shares Redeemed .................................................         --             --         --             --
                                                                                  --------   ------------   --------   ------------
      Total Class B Share Transactions ........................................         --             --         --             --
                                                                                  --------   ------------   --------   ------------
   Class C Shares:
      Proceeds from Shares Issued .............................................    107,851      1,853,720    205,163      4,383,322
      Reinvestment of Dividends and Distributions .............................      8,083        133,596      5,493        117,061
      Cost of Shares Redeemed .................................................    (82,224)    (1,406,716)  (225,367)    (4,843,928)
                                                                                  --------   ------------   --------   ------------
      Total Class C Share Transactions ........................................     33,710        580,600    (14,711)      (343,545)
                                                                                  --------   ------------   --------   ------------
      Net Increase (Decrease) from Capital Stock Activity .....................    117,523   $  1,875,947     (7,810)  $   (142,593)
                                                                                  ========   ============   ========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                                                    BOND FUND
                                                                              -----------------------------------------------------
                                                                                         2009                       2008
                                                                                SHARES        DOLLARS       SHARES        DOLLARS
                                                                              -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................................    4,194,223   $ 43,413,712    5,550,734   $ 58,947,024
      Reinvestment of Dividends and Distributions .........................      704,102      7,245,405      818,064      8,677,162
      Cost of Shares Redeemed .............................................   (9,323,928)   (95,805,703)  (7,341,400)   (78,090,102)
                                                                              ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ..................................   (4,425,603)   (45,146,586)    (972,602)   (10,465,916)
                                                                              ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .........................................      526,472      5,362,145      500,872      5,275,215
      Reinvestment of Dividends and Distributions .........................       93,190        942,993      110,329      1,154,337
      Cost of Shares Redeemed .............................................   (1,500,998)   (15,272,723)    (615,722)    (6,460,829)
                                                                              ----------   ------------   ----------   ------------
      Total Class A Share Transactions ....................................     (881,336)    (8,967,585)      (4,521)       (31,277)
                                                                              ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .........................................        5,918         59,650        6,784         70,794
      Reinvestment of Dividends and Distributions .........................       10,598        106,823       14,940        155,662
      Cost of Shares Redeemed .............................................     (168,799)    (1,709,358)    (151,270)    (1,576,015)
                                                                              ----------   ------------   ----------   ------------
      Total Class B Share Transactions ....................................     (152,283)    (1,542,885)    (129,546)    (1,349,559)
                                                                              ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .........................................      130,509      1,336,198       16,141        168,123
      Reinvestment of Dividends and Distributions .........................        1,354         13,876          206          2,146
      Cost of Shares Redeemed .............................................      (26,810)      (267,297)      (7,441)       (76,863)
                                                                              ----------   ------------   ----------   ------------
      Total Class C Share Transactions ....................................      105,053      1,082,777        8,906         93,406
                                                                              ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .................   (5,354,169)  $(54,574,279)  (1,097,763)  $(11,753,346)
                                                                              ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                     CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                                                                              ------------------------------------------------------
                                                                                        2009                        2008
                                                                                SHARES        DOLLARS       SHARES        DOLLARS
                                                                              ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................................    2,177,258   $ 21,627,498    1,366,316   $ 13,476,448
      Reinvestment of Dividends and Distributions .........................       58,451        576,060       37,174        365,583
      Cost of Shares Redeemed .............................................   (1,800,291)   (17,822,029)  (1,466,765)   (14,461,070)
                                                                              ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ..................................      435,418      4,381,529      (63,275)      (619,039)
                                                                              ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .........................................    3,154,876     31,146,542      775,798      7,610,505
      Reinvestment of Dividends and Distributions .........................       79,689        785,680       61,351        601,011
      Cost of Shares Redeemed .............................................   (1,249,857)   (12,362,822)    (771,100)    (7,546,668)
                                                                              ----------   ------------   ----------   ------------
      Total Class A Share Transactions ....................................    1,984,708     19,569,400       66,049        664,848
                                                                              ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .........................................            1              6           10            104
      Reinvestment of Dividends and Distributions .........................        5,016         49,278        8,297         81,252
      Cost of Shares Redeemed .............................................     (175,521)    (1,731,414)    (122,568)    (1,205,874)
                                                                              ----------   ------------   ----------   ------------
      Total Class B Share Transactions ....................................     (170,504)    (1,682,130)    (114,261)    (1,124,518)
                                                                              ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .........................................      445,680      4,410,987      108,152      1,061,398
      Reinvestment of Dividends and Distributions .........................        5,536         54,559        1,216         11,876
      Cost of Shares Redeemed .............................................      (87,044)      (856,014)      (4,311)       (41,923)
                                                                              ----------   ------------   ----------   ------------
      Total Class C Share Transactions ....................................      364,172      3,609,532      105,057      1,031,351
                                                                              ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .................    2,613,794   $ 25,878,331       (6,430)  $    (47,358)
                                                                              ==========   ============   ==========   ============

                                                                                      NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                                                                              ------------------------------------------------------
                                                                                        2009                        2008
                                                                                SHARES        DOLLARS       SHARES        DOLLARS
                                                                              ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................................    2,012,825   $ 22,416,972      564,935   $  6,206,552
      Reinvestment of Dividends and Distributions .........................       21,024        232,945        5,827         63,924
      Cost of Shares Redeemed .............................................   (1,081,373)   (11,977,721)  (1,093,671)   (11,988,595)
                                                                              ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ..................................      952,476     10,672,196     (522,909)    (5,718,119)
                                                                              ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .........................................    1,404,828     15,659,510      521,618      5,741,524
      Reinvestment of Dividends and Distributions .........................       23,858        264,184       12,616        138,326
      Cost of Shares Redeemed .............................................     (356,054)    (3,973,695)    (176,655)    (1,938,779)
                                                                              ----------   ------------   ----------   ------------
      Total Class A Share Transactions ....................................    1,072,632     11,949,999      357,579      3,941,071
                                                                              ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .........................................           --             --           --             --
      Reinvestment of Dividends and Distributions .........................           --             --           --             --
      Cost of Shares Redeemed .............................................           --             --           --             --
                                                                              ----------   ------------   ----------   ------------
      Total Class B Share Transactions ....................................           --             --           --             --
                                                                              ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .........................................           --             --           --             --
      Reinvestment of Dividends and Distributions .........................           --             --            3             --
      Cost of Shares Redeemed .............................................           --             --         (554)        (8,603)
                                                                              ----------   ------------   ----------   ------------
      Total Class C Share Transactions ....................................           --             --         (551)        (8,603)
                                                                              ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .................    2,025,108   $ 22,622,195     (165,881)  $ (1,785,651)
                                                                              ==========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

                                                                                                SHORT TERM BOND FUND
                                                                              ------------------------------------------------------
                                                                                        2009                        2008
                                                                                SHARES        DOLLARS       SHARES        DOLLARS
                                                                              ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................................    2,115,604   $ 20,814,447    1,902,800   $ 18,879,573
      Reinvestment of Dividends and Distributions .........................       92,677        907,288      136,116      1,348,615
      Cost of Shares Redeemed .............................................   (2,414,106)   (23,599,590)  (2,250,606)   (22,345,654)
                                                                              ----------   ------------   ----------   ------------
      Total Fiduciary Share Transactions ..................................     (205,825)    (1,877,855)    (211,690)    (2,117,466)
                                                                              ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .........................................    1,025,504     10,101,777       17,828        176,868
      Reinvestment of Dividends and Distributions .........................        5,260         51,817          515          5,061
      Cost of Shares Redeemed .............................................     (116,327)    (1,145,206)      (6,469)       (63,907)
                                                                              ----------   ------------   ----------   ------------
      Total Class A Share Transactions ....................................      914,437      9,008,388       11,874        118,022
                                                                              ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .........................................           --             --           --             --
      Reinvestment of Dividends and Distributions .........................           --             --           --             --
      Cost of Shares Redeemed .............................................           --             --           --             --
                                                                              ----------   ------------   ----------   ------------
      Total Class B Share Transactions ....................................           --             --           --             --
                                                                              ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .........................................      292,625      2,923,619       16,692        167,994
      Reinvestment of Dividends and Distributions .........................        1,839         18,304          425          4,249
      Cost of Shares Redeemed .............................................      (22,816)      (225,841)    (143,235)    (1,433,752)
                                                                              ----------   ------------   ----------   ------------
      Total Class C Share Transactions ....................................      271,648      2,716,082     (126,118)    (1,261,509)
                                                                              ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .................      980,260   $  9,846,615     (325,934)  $ (3,260,953)
                                                                              ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                            WISCONSIN TAX EXEMPT FUND
                                               ------------------------------------------------------------------------------------
                                                       2009 (1)                     2008 (2)                     2007 (2)
                                                 SHARES        DOLLARS        SHARES        DOLLARS        SHARES        DOLLARS
                                               ------------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........           --   $          --           --   $          --           --   $          --
      Reinvestment of Dividends and
        Distributions ......................           --              --           --              --           --              --
      Cost of Shares Redeemed ..............           --              --           --              --           --              --
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Total Fiduciary Share Transactions ...           --              --           --              --           --              --
                                               ----------   -------------   ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued ..........      732,043       7,218,565    2,323,470      23,704,708    1,938,123      20,126,166
      Reinvestment of Dividends and
        Distributions ......................      265,911       2,635,797      392,824       3,981,841      389,804       4,047,588
      Cost of Shares Redeemed ..............   (2,036,838)    (20,096,393)  (3,028,663)    (30,629,842)  (1,757,794)    (18,249,846)
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Total Class A Share Transactions .....   (1,038,884)    (10,242,031)    (312,369)     (2,943,293)     570,133       5,923,908
                                               ----------   -------------   ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued ..........        5,755          57,500       27,314         279,292       25,371         264,368
      Reinvestment of Dividends and
        Distributions ......................        3,569          35,326        5,618          56,884        5,568          57,768
      Cost of Shares Redeemed ..............      (43,744)       (430,518)     (31,470)       (318,947)     (32,821)       (342,190)
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Total Class B Share Transactions .....      (34,420)       (337,692)       1,462          17,229       (1,882)        (20,054)
                                               ----------   -------------   ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued ..........      140,573       1,402,067      144,068       1,463,956      263,484       2,741,199
      Reinvestment of Dividends and
        Distributions ......................        8,532          84,490       13,309         134,639       11,383         117,966
      Cost of Shares Redeemed ..............     (140,281)     (1,378,485)    (173,113)     (1,719,898)     (74,860)       (776,996)
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Total Class C Share Transactions .....        8,824         108,072      (15,736)       (121,303)     200,007       2,082,169
                                               ----------   -------------   ----------   -------------   ----------   -------------
   Class S Shares:
      Proceeds from Shares Issued ..........           --              --           --              --           --              --
      Reinvestment of Dividends and
        Distributions ......................           --              --           --              --           --              --
      Cost of Shares Redeemed ..............           --              --           --              --           --              --
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Total Class S Share Transactions .....           --              --           --              --           --              --
                                               ----------   -------------   ----------   -------------   ----------   -------------
      Net Increase (Decrease) from
        Capital Stock Activity .............   (1,064,480)  $ (10,471,651)    (326,643)  $  (3,047,367)     768,258   $   7,986,023
                                               ==========   =============   ==========   =============   ==========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009 (see Note 10 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
180                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                           CALIFORNIA TAX-FREE MONEY MARKET FUND
                                               -------------------------------------------------------------------
                                                             2009                               2008
                                                   SHARES            DOLLARS           SHARES          DOLLARS
                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........      816,608,895   $    816,608,895     846,130,227   $   846,130,227
      Reinvestment of Dividends and
        Distributions ......................           20,714             20,714           1,861             1,861
      Cost of Shares Redeemed ..............     (933,848,749)      (933,848,749)   (612,450,912)     (612,450,912)
                                               --------------   ----------------   -------------   ---------------
      Total Fiduciary Share Transactions ...     (117,219,140)      (117,219,140)    233,681,176       233,681,176
                                               --------------   ----------------   -------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........    1,072,115,583      1,072,115,583   1,282,339,617     1,282,339,617
      Reinvestment of Dividends and
        Distributions ......................        6,649,969          6,649,969      10,287,649        10,287,649
      Cost of Shares Redeemed ..............   (1,149,274,829)    (1,149,274,829)   (947,695,908)     (947,695,908)
                                               --------------   ----------------   -------------   ---------------
      Total Class A Share Transactions .....     (70,509,277)        (70,509,277)    344,931,358       344,931,358
                                               --------------   ----------------   -------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........               --                 --              --                --
      Reinvestment of Dividends and
        Distributions ......................               --                 --              --                --
      Cost of Shares Redeemed ..............               --                 --              --                --
                                               --------------   ----------------   -------------   ---------------
      Total Class B Share Transactions .....               --                 --              --                --
                                               --------------   ----------------   -------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........               --                 --              --                --
      Reinvestment of Dividends and
        Distributions ......................               --                 --              --                --
      Cost of Shares Redeemed ..............               --                 --              --                --
                                               --------------   ----------------   -------------   ---------------
      Total Class C Share Transactions .....               --                 --              --                --
                                               --------------   ----------------   -------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........      170,241,248        170,241,247     214,722,740       214,722,740
      Reinvestment of Dividends and
        Distributions ......................          293,504            293,504         991,129           991,129
      Cost of Shares Redeemed ..............     (166,270,508)      (166,270,508)   (237,466,586)     (237,466,586)
                                               --------------   ----------------   -------------   ---------------
      Total Class S Share Transactions .....        4,264,244          4,264,243     (21,752,717)      (21,752,717)
                                               --------------   ----------------   -------------   ---------------
      Net Increase (Decrease) from
        Capital Stock Activity .............     (183,464,173)  $   (183,464,174)    556,859,817   $   556,859,817
                                               ==============   ================   =============   ===============

                                                                  DIVERSIFIED MONEY MARKET FUND
                                               ---------------------------------------------------------------------
                                                            2009                                2008
                                                   SHARES           DOLLARS            SHARES           DOLLARS
                                               ---------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........    3,673,507,711   $  3,673,507,711    4,327,811,865   $  4,327,811,865
      Reinvestment of Dividends and
        Distributions ......................        6,995,499          6,995,499       15,723,323         15,723,323
      Cost of Shares Redeemed ..............   (3,458,895,692)    (3,458,895,692)  (3,914,585,355)    (3,914,585,355)
                                               --------------   ----------------   --------------   ----------------
      Total Fiduciary Share Transactions ...      221,607,518        221,607,518      428,949,833        428,949,833
                                               --------------   ----------------   --------------   ----------------
   Class A Shares:
      Proceeds from Shares Issued ..........      663,815,274        663,815,274      921,690,597        921,690,597
      Reinvestment of Dividends and
        Distributions ......................       12,137,722         12,137,722       32,024,956         32,024,956
      Cost of Shares Redeemed ..............     (798,977,752)      (798,977,752)    (765,088,384)      (765,088,384)
                                               --------------   ----------------   --------------   ----------------
      Total Class A Share Transactions .....     (123,024,756)      (123,024,756)     188,627,169        188,627,169
                                               --------------   ----------------   --------------   ----------------
   Class B Shares:
      Proceeds from Shares Issued ..........               --                 --               --                 --
      Reinvestment of Dividends and
        Distributions ......................               --                 --               --                 --
      Cost of Shares Redeemed ..............               --                 --               --                 --
                                               --------------   ----------------   --------------   ----------------
      Total Class B Share Transactions .....               --                 --               --                 --
                                               --------------   ----------------   --------------   ----------------
   Class C Shares:
      Proceeds from Shares Issued ..........               --                 --               --                 --
      Reinvestment of Dividends and
        Distributions ......................               --                 --               --                 --
      Cost of Shares Redeemed ..............               --                 --               --                 --
                                               --------------   ----------------   --------------   ----------------
      Total Class C Share Transactions .....               --                 --               --                 --
                                               --------------   ----------------   --------------   ----------------
   Class S Shares:
      Proceeds from Shares Issued ..........      763,693,507        763,693,507      966,908,639        966,908,639
      Reinvestment of Dividends and
        Distributions ......................        3,512,696          3,512,696       12,090,280         12,090,280
      Cost of Shares Redeemed ..............     (866,075,671)      (866,075,671)  (1,017,415,877)    (1,017,415,877)
                                               --------------   ----------------   --------------   ----------------
      Total Class S Share Transactions .....      (98,869,468)       (98,869,468)     (38,416,958)       (38,416,958)
                                               --------------   ----------------   --------------   ----------------
      Net Increase (Decrease) from
        Capital Stock Activity .............         (286,706)  $       (286,706)     579,160,044   $    579,160,044
                                               ==============   ================   ==============   ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                             TREASURY PLUS
                                           MONEY MARKET FUND                       U.S. GOVERNMENT MONEY MARKET FUND
                                      ---------------------------  -----------------------------------------------------------------
                                                2009 (1)                         2009                             2008
                                         SHARES        DOLLARS         SHARES          DOLLARS          SHARES           DOLLARS
                                      ---------------------------  -----------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
        Issued ....................    761,238,502  $ 761,238,502   3,324,645,757  $ 3,324,645,757   4,204,228,557  $ 4,204,228,557
      Reinvestment of Dividends
        and Distributions .........             --             --         100,001          100,001         278,761          278,761
      Cost of Shares Redeemed .....   (622,005,437)  (622,005,437) (3,027,773,735)  (3,027,773,735) (4,085,080,590)  (4,085,080,590)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Total Fiduciary Share
        Transactions ..............    139,233,065    139,233,065     296,972,023      296,972,023     119,426,728      119,426,728
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
   Class A Shares:
      Proceeds from Shares
         Issued ...................     70,861,264     70,861,264     167,145,668      167,145,668     218,625,558      218,625,558
      Reinvestment of Dividends
        and Distributions .........         17,498         17,498         800,037          800,037       1,397,049        1,397,049
      Cost of Shares Redeemed .....    (57,031,661)   (57,031,661)   (181,865,566)    (181,865,566)   (173,347,595)    (173,347,595)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Total Class A Share
        Transactions ..............     13,847,101     13,847,101     (13,919,861)     (13,919,861)     46,675,012       46,675,012
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
   Class B Shares:
      Proceeds from Shares
         Issued ...................             --             --         299,578          299,578          47,375           47,375
      Reinvestment of Dividends
        and Distributions .........             --             --             948              948           5,485            5,485
      Cost of Shares Redeemed .....             --             --        (192,286)        (192,286)       (358,009)        (358,009)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Total Class B Share
        Transactions ..............             --             --         108,240          108,240        (305,149)        (305,149)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
   Class C Shares:
      Proceeds from Shares
         Issued ...................             --             --       1,105,244        1,105,244         489,763          489,763
      Reinvestment of Dividends
        and Distributions .........             --             --           1,672            1,672           4,154            4,154
      Cost of Shares Redeemed .....             --             --      (1,050,144)      (1,050,144)       (271,635)        (271,635)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Total Class C Share
        Transactions ..............             --             --          56,772           56,772         222,282          222,282
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
   Class S Shares:
      Proceeds from Shares
         Issued ...................              1              1     812,763,913      812,763,913     902,215,809      902,215,809
      Reinvestment of Dividends
        and Distributions .........             --             --       1,172,582        1,172,582       3,742,080        3,742,080
      Cost of Shares Redeemed .....             --             --    (816,846,542)    (816,846,542)   (873,538,994)    (873,538,994)
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Total Class S Share
        Transactions ..............              1              1      (2,910,047)      (2,910,047)     32,418,895       32,418,895
                                      ------------  -------------  --------------  ---------------  --------------  ---------------
      Net Increase (Decrease) from
        Capital Stock Activity ....    153,080,167  $ 153,080,167     280,307,127  $   280,307,127     198,437,768  $   198,437,768
                                      ============  =============  ==============  ===============  ==============  ===============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Commenced operations on August 14, 2008.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
182                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                         100% U.S. TREASURY MONEY MARKET FUND
                                       ------------------------------------------------------------------------
                                                      2009                                  2008
                                            SHARES            DOLLARS            SHARES             DOLLARS
                                       ------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...    1,361,713,859   $  1,361,713,859      2,153,237,219   $  2,153,237,219
      Reinvestment of Dividends
        and Distributions ...........           59,436             59,436            476,152            476,152
      Cost of Shares Redeemed .......   (1,374,695,348)    (1,374,695,348)    (2,022,392,025)    (2,022,392,025)
                                       ---------------   ----------------   ----------------   ----------------
      Total Fiduciary Share
        Transactions ................      (12,922,053)       (12,922,053)       131,321,346        131,321,346
                                       ---------------   ----------------   ----------------   ----------------
   Class A Shares:
      Proceeds from Shares Issued ...      426,619,124        426,619,124        420,820,826        420,820,826
      Reinvestment of Dividends
        and Distributions ...........          291,836            291,836          3,317,198          3,317,198
      Cost of Shares Redeemed .......     (388,632,425)      (388,632,425)      (450,945,975)      (450,945,975)
                                       ---------------   ----------------   ----------------   ----------------
      Total Class A Share
        Transactions ................       38,278,535         38,278,535        (26,807,951)       (26,807,951)
                                       ---------------   ----------------   ----------------   ----------------
   Class B Shares:
      Proceeds from Shares Issued ...               --                 --                 --                 --
      Reinvestment of Dividends
        and Distributions ...........               --                 --                 --                 --
      Cost of Shares Redeemed .......               --                 --                 --                 --
                                       ---------------   ----------------   ----------------   ----------------
      Total Class B Share
        Transactions ................               --                 --                 --                 --
                                       ---------------   ----------------   ----------------   ----------------
   Class C Shares:
      Proceeds from Shares Issued ...               --                 --                 --                 --
      Reinvestment of Dividends
        and Distributions ...........               --                 --                 --                 --
      Cost of Shares Redeemed .......               --                 --                 --                 --
                                       ---------------   ----------------   ----------------   ----------------
      Total Class C Share
        Transactions ................               --                 --                 --                 --
                                       ---------------   ----------------   ----------------   ----------------
   Class S Shares:
      Proceeds from Shares Issued ...      750,909,872        750,909,872      1,138,854,924      1,138,854,924
      Reinvestment of Dividends
        and Distributions ...........          245,666            245,666          3,913,913          3,913,913
      Cost of Shares Redeemed .......     (799,303,747)      (799,303,747)    (1,203,145,682)    (1,203,145,682)
                                       ---------------   ----------------   ----------------   ----------------
      Total Class S Share
        Transactions ................      (48,148,209)       (48,148,209)       (60,376,845)       (60,376,845)
                                       ---------------   ----------------   ----------------   ----------------
      Net Increase (Decrease) from
        Capital Stock Activity ......      (22,791,727)  $    (22,791,727)        44,136,550   $     44,136,550
                                       ===============   ================   ================   ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                         DIVIDENDS AND
                                           INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                      -------------------------------                ---------------------
                             NET
                            ASSET                       NET REALIZED                                              TOTAL
                            VALUE,         NET         AND UNREALIZED      TOTAL         NET                      FROM
                          BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL    DIVIDENDS AND
                          OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2009                     $12.58       $ 0.211         $ (1.273)~      $(1.062)     $(0.208)    $     --       $(0.208)
   2008                      14.95         0.292           (1.141)        (0.849)      (0.285)      (1.236)       (1.521)
   2007                      14.06         0.296            1.300          1.596       (0.301)      (0.405)       (0.706)
   2006                      13.81         0.257            0.258          0.515       (0.265)          --        (0.265)
   2005                      12.90         0.267            0.922          1.189       (0.279)          --        (0.279)

   CLASS A SHARES
   2009                     $12.56       $ 0.185         $ (1.270)~      $(1.085)     $(0.185)    $     --       $(0.185)
   2008                      14.92         0.256           (1.130)        (0.874)      (0.250)      (1.236)       (1.486)
   2007                      14.04         0.260            1.291          1.551       (0.266)      (0.405)       (0.671)
   2006                      13.79         0.224            0.258          0.482       (0.232)          --        (0.232)
   2005                      12.88         0.228            0.929          1.157       (0.247)          --        (0.247)

   CLASS B SHARES
   2009                     $12.52       $ 0.122         $ (1.267)~      $(1.145)     $(0.125)    $     --       $(0.125)
   2008                      14.87         0.175           (1.123)        (0.948)      (0.166)      (1.236)       (1.402)
   2007                      14.00         0.170            1.282          1.452       (0.177)      (0.405)       (0.582)
   2006                      13.75         0.138            0.259          0.397       (0.147)          --        (0.147)
   2005                      12.85         0.142            0.920          1.062       (0.162)          --        (0.162)

   CLASS C SHARES
   2009                     $12.49       $ 0.121         $ (1.264)~      $(1.143)     $(0.127)    $     --       $(0.127)
   2008                      14.85         0.171           (1.128)        (0.957)      (0.167)      (1.236)       (1.403)
   2007                      13.98         0.171            1.284          1.455       (0.180)      (0.405)       (0.585)
   2006                      13.73         0.138            0.261          0.399       (0.149)          --        (0.149)
   2005                      12.84         0.142            0.910          1.052       (0.162)          --        (0.162)

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                     $10.23       $ 0.082         $ (2.354)       $(2.272)     $(0.088)    $     --       $(0.088)
   2008                      13.03         0.082           (1.405)        (1.323)      (0.097)      (1.380)       (1.477)
   2007                      13.03         0.078            1.475          1.553       (0.059)      (1.494)       (1.553)
   2006 (1)                  13.38         0.011           (0.361)        (0.350)          --           --            --

   CLASS A SHARES
   2009                     $10.19       $ 0.056         $ (2.341)       $(2.285)     $(0.015)    $     --       $(0.015)
   2008                      12.97         0.041           (1.390)        (1.349)      (0.051)      (1.380)       (1.431)
   2007                      13.02         0.037            1.461          1.498       (0.054)      (1.494)       (1.548)
   2006 (2)                  13.53         0.029           (0.539)        (0.510)          --           --            --

   CLASS C SHARES
   2009                     $10.04       $ 0.008         $ (2.316)       $(2.308)     $(0.052)    $     --       $(0.052)
   2008                      12.89        (0.029)          (1.380)        (1.409)      (0.061)      (1.380)       (1.441)
   2007                      12.98        (0.043)           1.447          1.404           --       (1.494)       (1.494)
   2006 (2)                  13.53        (0.013)          (0.537)        (0.550)          --           --            --

   CLASS M SHARES
   2009                     $10.22       $ 0.083         $ (2.345)       $(2.262)     $(0.088)    $     --       $(0.088)
   2008                      13.02         0.084           (1.407)        (1.323)      (0.097)      (1.380)       (1.477)
   2007                      13.02         0.088            1.465          1.553       (0.059)      (1.494)       (1.553)
   2006 (3)                  13.59         0.056            1.155          1.211       (0.033)      (1.748)       (1.781)
   2005 (4)                  12.79          0.03             2.08           2.11        (0.03)       (1.28)        (1.31)
   2004 (4)                  10.56          0.01             2.22           2.23           --           --            --

                                                                                            RATIO
                                                                                         OF EXPENSES
                                                                                          TO AVERAGE      RATIO OF
                                          NET                    NET                      NET ASSETS        NET
                                         ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                         VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                          REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                             FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2009                      $ --        $11.31     (8.24)%   $ 16,799       0.97%           1.56%           2.01%          48%
   2008                        --         12.58     (6.52)      22,274       0.96            1.23            2.09           28
   2007                        --         14.95     11.47       33,427       0.94            1.12            1.99           23
   2006                        --         14.06      3.77       37,571       0.92            1.10            1.85           16
   2005                        --         13.81      9.32       59,278       0.95            1.19            2.00           57

   CLASS A SHARES
   2009                      $ --        $11.29     (8.46)%   $  4.516       1.22%           1.81%           1.76%          48%
   2008                        --         12.56     (6.69)       5,829       1.21            1.48            1.84           28
   2007                        --         14.92     11.14        7,359       1.19            1.37            1.75           23
   2006                        --         14.04      3.52        7,065       1.17            1.34            1.61           16
   2005                        --         13.79      9.07        7,408       1.21            1.45            1.71           57

   CLASS B SHARES
   2009                      $ --        $11.25     (9.03)%   $    544       1.82%           2.31%           1.16%          48%
   2008                        --         12.52     (7.21)       1,295       1.80            1.97            1.25           28
   2007                        --         14.87     10.44        2,277       1.79            1.87            1.15           23
   2006                        --         14.00      2.90        3,089       1.79            1.85            0.99           16
   2005                        --         13.75      8.31        3,759       1.86            1.95            1.07           57

   CLASS C SHARES
   2009                      $ --        $11.22     (9.03)%   $    333       1.82%           2.31%           1.16%          48%
   2008                        --         12.49     (7.29)         373       1.81            1.98            1.24           28
   2007                        --         14.85     10.48          393       1.79            1.87            1.15           23
   2006                        --         13.98      2.92          338       1.79            1.85            0.99           16
   2005                        --         13.73      8.24          334       1.86            1.95            1.07           57

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                      $ --#       $ 7.87    (22.10)%   $  1,837       1.03%           1.34%           1.11%         141%
   2008                        --#        10.23    (10.97)       2,294       1.01            1.28            0.75          109
   2007                        --         13.03     11.97        2,270       0.94            1.23            0.58          103
   2006 (1)                    --         13.03     (2.62)       1,728       0.39*           0.39*           1.08*          76

   CLASS A SHARES
   2009                      $ --#       $ 7.89    (22.40)%   $    333       1.40%           1.59%           0.74%         141%
   2008                        --#        10.19    (11.22)         509       1.41            1.53            0.35          109
   2007                        --         12.97     11.52        3,766       1.34            1.48            0.28          103
   2006 (2)                    --         13.02     (3.77)         483       0.94*           0.94*           0.67*          76

   CLASS C SHARES
   2009                     $  --#       $ 7.68    (22.92)%   $    413       2.02%           2.09%           0.12%         141%
   2008                        --#        10.04    (11.81)          50       2.02            2.05           (0.27)         109
   2007                        --         12.89     10.79           31       1.97            2.01           (0.32)         103
   2006 (2)                    --         12.98     (4.07)           3       1.86*           1.86*          (0.29)*         76

   CLASS M SHARES
   2009                      $ --#       $ 7.87    (22.02)%   $ 67,711       1.02%           1.09%           1.12%         141%
   2008                        --#        10.22    (10.98)      91,371       1.01            1.03            0.75          109
   2007                        --         13.02     11.98      103,295       0.94            0.97            0.65          103
   2006 (3)                    --         13.02     10.13       91,652       1.00*           1.02*           0.51*          76
   2005 (4)                    --         13.59     17.14       86,500       1.09            1.09            0.25           59
   2004 (4)                    --         12.79     21.12       73,300       1.14            1.14            0.06           76

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
184                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                            NET      ------------------------------                ---------------------
                           ASSET                      NET REALIZED                                             TOTAL
                           VALUE,        NET         AND UNREALIZED     TOTAL         NET                      FROM
                         BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                         OF PERIOD   INCOME (LOSS)+   INVESTMENTS     OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2009                   $  8.12      $  0.120         $ (1.733)      $ (1.613)    $ (0.117)   $     --     $ (0.117)
   2008                      9.96         0.132           (1.502)        (1.370)      (0.133)     (0.337)      (0.470)
   2007                      8.78         0.104            1.178          1.282       (0.102)         --       (0.102)
   2006                      8.10         0.088            0.680          0.768       (0.088)         --       (0.088)
   2005                      7.36         0.101            0.738          0.839       (0.099)         --       (0.099)

   CLASS A SHARES
   2009                   $  8.10      $  0.103         $ (1.722)      $ (1.619)    $ (0.101)   $     --     $ (0.101)
   2008                      9.93         0.108           (1.495)        (1.387)      (0.106)     (0.337)      (0.443)
   2007                      8.76         0.072            1.175          1.247       (0.077)         --       (0.077)
   2006                      8.09         0.066            0.672          0.738       (0.068)         --       (0.068)
   2005                      7.34         0.076            0.751          0.827       (0.077)         --       (0.077)

   CLASS B SHARES
   2009                   $  7.92      $  0.066         $ (1.687)      $ (1.621)    $ (0.069)   $     --     $ (0.069)
   2008                      9.74         0.050           (1.473)        (1.423)      (0.060)     (0.337)      (0.397)
   2007                      8.61         0.018            1.152          1.170       (0.040)         --       (0.040)
   2006                      7.95         0.014            0.671          0.685       (0.025)         --       (0.025)
   2005                      7.23         0.032            0.732          0.764       (0.044)         --       (0.044)

   CLASS C SHARES
   2009                   $  7.92      $  0.064         $ (1.699)      $ (1.635)    $ (0.075)   $     --     $ (0.075)
   2008                      9.74         0.052           (1.472)        (1.420)      (0.063)     (0.337)      (0.400)
   2007                      8.61         0.013            1.155          1.168       (0.038)         --       (0.038)
   2006                      7.96         0.014            0.661          0.675       (0.025)         --       (0.025)
   2005                      7.24         0.030            0.735          0.765       (0.045)         --       (0.045)

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2009                   $  9.26      $  0.009         $ (1.199)      $ (1.190)    $     --    $     --     $     --
   2008 (5)                  9.29        (0.022)          (0.008)        (0.030)          --          --           --

   CLASS A SHARES
   2009                   $  9.17      $ (0.018)        $ (1.192)      $ (1.210)    $     --    $     --     $     --
   2008                     10.17        (0.065)          (0.935)        (1.000)          --          --           --
   2007                      8.05        (0.075)           2.195          2.120           --          --           --
   2006 (2)                  9.29        (0.029)          (1.211)        (1.240)          --          --           --

   CLASS C SHARES
   2009                   $  9.07      $ (0.059)        $ (1.191)      $ (1.250)    $     --    $     --     $     --
   2008                     10.12        (0.123)          (0.927)        (1.050)          --          --           --
   2007                      8.06        (0.133)           2.193          2.060           --          --           --
   2006 (2)                  9.29        (0.025)          (1.205)        (1.230)          --          --           --

   CLASS M SHARES
   2009                   $  9.27      $  0.009         $ (1.209)      $ (1.200)    $     --    $     --     $     --
   2008                     10.24        (0.026)          (0.944)        (0.970)          --          --           --
   2007                      8.07        (0.035)           2.205          2.170           --          --           --
   2006 (3)                  8.78        (0.034)          (0.676)        (0.710)          --          --           --
   2005 (4)                  7.89          0.03             0.94           0.97        (0.08)         --        (0.08)
   2004 (4)                  7.33         (0.07)            0.63           0.56           --          --           --

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                         TO AVERAGE      RATIO OF
                                          NET                   NET                      NET ASSETS        NET
                                         ASSET                ASSETS,      RATIO         EXCLUDING      INVESTMENT
                                         VALUE,                END       OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                          REDEMPTION      END       TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                             FEES      OF PERIOD   RETURN**    (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2009                      $ --       $  6.39    (19.59)%  $  60,454       0.92%         1.19%           2.00%          42%
   2008                        --          8.12    (14.35)      95,872       0.90          1.11            1.46           56
   2007                        --          9.96     14.61      127,266       0.91          1.08            1.05           79
   2006                        --          8.78      9.53      110,720       0.91          1.07            1.04           72
   2005                        --          8.10     11.47      106,413       0.93          1.18            1.31          101

   CLASS A SHARES
   2009                      $ --       $  6.38    (19.83)%  $   2,004       1.20%         1.44%           1.72%          42%
   2008                        --          8.10    (14.45)       3,400       1.19          1.37            1.17           56
   2007                        --          9.93     14.24        8,664       1.18          1.34            0.72           79
   2006                        --          8.76      9.15        2,749       1.17          1.34            0.79           72
   2005                        --          8.09     11.32        3,031       1.18          1.43            1.00          101

   CLASS B SHARES
   2009                      $ --       $  6.23    (20.35)%  $     900       1.80%         1.94%           1.12%          42%
   2008                        --          7.92    (15.08)       1,873       1.79          1.86            0.57           56
   2007                        --          9.74     13.57        2,663       1.78          1.83            0.19           79
   2006                        --          8.61      8.63        2,717       1.79          1.84            0.17           72
   2005                        --          7.95     10.60        3,044       1.83          1.93            0.42          101

   CLASS C SHARES
   2009                      $ --       $  6.21    (20.52)%  $     446       1.80%         1.94%           1.12%          42%
   2008                        --          7.92    (15.05)         664       1.77          1.84            0.59           56
   2007                        --          9.74     13.59          811       1.78          1.83            0.13           79
   2006                        --          8.61      8.50          310       1.79          1.84            0.17           72
   2005                        --          7.96     10.59          280       1.83          1.93            0.40          101

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2009                      $ --       $  8.07    (12.85)%  $   1,996       1.00%         1.31%           0.13%          24%
   2008 (5)                    --          9.26     (9.57)       1,655       0.99*         1.26*          (0.27)*         21

   CLASS A SHARES
   2009                      $ --       $  7.96    (13.20)%  $     875       1.40%         1.56%          (0.26)%         24%
   2008                        --          9.17     (9.83)         654       1.38          1.51           (0.66)          21
   2007                        --         10.17     26.34          223       1.35          1.49           (0.77)          40
   2006 (2)                    --          8.05    (13.35)          39       1.35*         1.49*          (1.10)*         53

   CLASS C SHARES
   2009                      $ --       $  7.82    (13.78)%  $     122       2.00%         2.06%          (0.87)%         24%
   2008                        --          9.07    (10.38)         288       1.99          2.02           (1.27)          21
   2007                        --         10.12     25.56            6       1.89          1.92           (1.38)          40
   2006 (2)                    --          8.06    (13.24)          --++     1.47*         1.49*          (0.87)*         53

   CLASS M SHARES
   2009                      $ --       $  8.07    (12.84)%  $  65,867       1.00%         1.06%           0.13%          24%
   2008                        --          9.27     (9.47)     122,424       0.98          1.01           (0.26)          21
   2007                        --         10.24     26.89      137,818       0.93          0.97           (0.37)          40
   2006 (3)                    --          8.07     (8.09)     120,694       0.97*         0.98*          (0.46)*         53
   2005 (4)                    --          8.78     12.24      129,300       1.00          1.00            0.37            8
   2004 (4)                    --          7.89      7.64       67,200       1.11          1.11           (0.84)          14

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~   INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++   AMOUNT REPRESENTS LESS THAN $1,000.

(1)   COMMENCED OPERATIONS ON JULY 3, 2006.

(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED SEPTEMBER 30.

(5)   COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            185
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                           DIVIDENDS AND
                                              INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                        -------------------------------                --------------------
                               NET
                              ASSET                       NET REALIZED                                            TOTAL
                              VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                            BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                            OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2009 (1)                   $ 6.89       $ 0.003          $ 0.077        $ 0.080      $    --     $    --     $    --

   CLASS A SHARES
   2009 (2)                   $ 7.37       $ 0.150          $(0.386)       $(0.236)     $(0.164)    $    --     $(0.164)++
   2008 (3)                    12.01          0.30^           (4.31)         (4.01)       (0.28)      (0.35)      (0.63)
   2007 (3)                    11.43          0.29^            0.85           1.14        (0.26)      (0.30)      (0.56)
   2006 (3)                     9.77          0.29^            1.70           1.99        (0.27)      (0.06)      (0.33)
   2005 (3)(4)                 10.00          0.16^           (0.32)         (0.16)       (0.07)         --       (0.07)

   CLASS B SHARES
   2009 (2)                   $ 7.35       $ 0.116          $(0.368)       $(0.252)     $(0.108)    $    --     $(0.108)++
   2008 (3)                    11.95          0.24^           (4.33)         (4.09)       (0.16)      (0.35)      (0.51)
   2007 (3)                    11.38          0.22^            0.83           1.05        (0.20)      (0.28)      (0.48)
   2006 (3)                     9.74          0.22^            1.69           1.91        (0.21)      (0.06)      (0.27)
   2005 (3)(4)                 10.00          0.10^           (0.31)         (0.21)       (0.05)         --       (0.05)

   CLASS C SHARES
   2009 (2)                   $ 7.33       $ 0.115          $(0.379)       $(0.264)     $(0.126)    $    --     $(0.126)++
   2008 (3)                    11.95          0.21^           (4.28)         (4.07)       (0.20)      (0.35)      (0.55)
   2007 (3)                    11.40          0.22^            0.82           1.04        (0.21)      (0.28)      (0.49)
   2006 (3)                     9.74          0.21^            1.71           1.92        (0.20)      (0.06)      (0.26)
   2005 (3)(5)                  9.89          0.11^           (0.21)         (0.10)       (0.05)         --       (0.05)

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2009 (6)                   $20.00       $ 0.181          $(3.803)       $(3.622)     $(0.098)    $    --     $(0.098)

   CLASS A SHARES
   2009 (6)                   $20.00       $ 0.114          $(3.786)       $(3.672)     $(0.078)    $    --     $(0.078)

   CLASS C SHARES
   2009 (6)                   $20.00       $ 0.023          $(3.845)       $(3.822)     $(0.038)    $    --     $(0.038)

------------------
GENEVA GROWTH FUND
------------------

   FIDUCIARY SHARES
   2009 (7)                   $14.07       $(0.006)         $ 0.976        $ 0.970      $    --     $    --     $    --

   CLASS A SHARES
   2009 (2)                   $13.53       $(0.103)         $ 1.603        $ 1.500      $    --     $    --     $    --
   2008 (3)                    21.80         (0.17)^          (6.94)         (7.11)          --       (1.16)      (1.16)
   2007 (3)                    18.37         (0.18)^           3.68           3.50           --       (0.07)      (0.07)
   2006 (3)                    16.57         (0.11)^           1.91           1.80           --          --          --
   2005 (3)                    14.06         (0.12)^           2.63           2.51           --          --          --
   2004 (3)                    12.65         (0.12)^           1.53           1.41           --          --          --

   CLASS B SHARES
   2009 (2)                   $12.55       $(0.158)         $ 1.478        $ 1.320      $    --     $    --     $    --
   2008 (3)                    20.45         (0.34)^          (6.40)         (6.74)          --       (1.16)      (1.16)
   2007 (3)                    17.37         (0.38)^           3.53           3.15           --       (0.07)      (0.07)
   2006 (3)                    15.79         (0.28)^           1.86           1.58           --          --          --
   2005 (3)                    13.49         (0.24)^           2.54           2.30           --          --          --
   2004 (3)                    12.23         (0.23)^           1.49           1.26           --          --          --

   CLASS C SHARES
   2009 (2)                   $12.70       $(0.160)         $ 1.500        $ 1.340      $    --     $    --     $    --
   2008 (3)                    20.69         (0.28)^          (6.55)         (6.83)          --       (1.16)      (1.16)
   2007 (3)                    17.57         (0.31)^           3.50           3.19           --       (0.07)      (0.07)
   2006 (3)                    15.97         (0.23)^           1.83           1.60           --          --          --
   2005 (3)                    13.65         (0.20)^           2.52           2.32           --          --          --
   2004 (3)                    12.37         (0.23)^           1.51           1.28           --          --          --

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE       RATIO OF
                                            NET                    NET                      NET ASSETS         NET
                                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                           VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                               FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2009 (1)                    $ --        $ 6.97      1.16%    $      76     0.90%*~        2.53%*~          3.43%*         32%

   CLASS A SHARES
   2009 (2)                    $ --        $ 6.97     (2.93)%   $  11,793     1.16%*~        2.47%*~          3.17%*         32%
   2008 (3)                      --          7.37    (34.84)       13,298     1.15           1.68             2.95           83
   2007 (3)                      --         12.01     10.23        28,991     1.15           1.42             2.51           85
   2006 (3)                      --         11.43     20.75        18,437     1.15           1.74             2.83           38
   2005 (3)(4)                   --          9.77     (1.58)        8,041     1.15*          2.71*            2.51*          44

   CLASS B SHARES
   2009 (2)                    $ --        $ 6.99     (3.24)%   $   2,341     1.87%*~        3.17%*~          2.45%*         32%
   2008 (3)                      --          7.35    (35.44)        3,121     1.90           2.42             2.23           83
   2007 (3)                      --         11.95      9.41         8,590     1.90           2.16             1.87           85
   2006 (3)                      --         11.38     19.91         7,613     1.90           2.48             2.05           38
   2005 (3)(4)                   --          9.74     (2.09)        2,969     1.90*          3.47*            1.75*          44

   CLASS C SHARES
   2009 (2)                    $ --        $ 6.94     (3.39)%   $   2,832     1.87%*~        3.17%*~          2.45%*         32%
   2008 (3)                      --          7.33    (35.38)        4,057     1.90           2.44             2.18           83
   2007 (3)                      --         11.95      9.39         7,171     1.90           2.16             1.81           85
   2006 (3)                      --         11.40     19.96         5,338     1.90           2.45             2.02           38
   2005 (3)(5)                   --          9.74     (1.00)        1,466     1.89*          3.47*            1.77*          44

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2009 (6)                    $ --        $16.28    (18.02)%   $  11,450     0.82%*         1.81%*           1.22%*         62%

   CLASS A SHARES
   2009 (6)                    $ --        $16.25    (18.29)%   $       3     1.22%*         2.06%*           0.82%*         62%

   CLASS C SHARES
   2009 (6)                    $ --        $16.14    (19.08)%   $      --     1.82%*         2.56%*           0.22%*         62%

------------------
GENEVA GROWTH FUND
------------------

   FIDUCIARY
   2009 (7)                    $ --        $15.04      6.89%    $   1,459     1.13%*~        1.25%*~         (0.50)%*        24%

   CLASS A SHARES
   2009 (2)                    $ --        $15.03     11.16%    $ 148,670     1.70%*~        1.72%*~         (1.07)%*        24%
   2008 (3)                      --         13.53    (34.29)      132,592     1.38           1.38            (0.91)          22
   2007 (3)                      --         21.80     19.11       211,653     1.37           1.37            (0.90)          36
   2006 (3)                      --         18.37     10.86       184,239     1.36           1.36            (0.76)          22
   2005 (3)                      --         16.57     17.85       100,553     1.40           1.40            (0.98)          20
   2004 (3)                      --         14.06     11.15        50,825     1.54           1.54            (1.16)          26

   CLASS B SHARES
   2009 (2)                    $ --        $13.87     10.52%    $   7,420     2.42%*~        2.42%*~         (1.78)%*        24%
   2008 (3)                      --         12.55    (34.77)        8,143     2.13           2.13            (1.66)          22
   2007 (3)                      --         20.45     18.19        17,627     2.11           2.11            (1.65)          36
   2006 (3)                      --         17.37     10.01        23,823     2.11           2.11            (1.49)          22
   2005 (3)                      --         15.79     17.05        22,947     2.15           2.15            (1.73)          20
   2004 (3)                      --         13.49     10.30        16,810     2.30           2.30            (1.91)          26

   CLASS C SHARES
   2009 (2)                    $ --        $14.04     10.55%    $  14,708     2.42%*~        2.42%*~         (1.79)%*        24%
   2008 (3)                      --         12.70    (34.80)       14,433     2.13           2.13            (1.66)          22
   2007 (3)                      --         20.69     18.21        21,790     2.12           2.12            (1.65)          36
   2006 (3)                      --         17.57     10.02        18,953     2.11           2.11            (1.50)          22
   2005 (3)                      --         15.97     17.00        11,395     2.15           2.15            (1.73)          20
   2004 (3)                      --         13.65     10.35         5,920     2.30           2.30            (1.91)          26

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
186                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                           DIVIDENDS AND
                                             INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                        -------------------------------                --------------------
                               NET
                              ASSET                       NET REALIZED                                            TOTAL
                              VALUE,          NET        AND UNREALIZED      TOTAL        NET                     FROM
                            BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                            OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2009 (8)                   $20.00       $(0.018)         $ 0.718        $ 0.700       $   --     $    --     $    --

   CLASS A SHARES
   2009 (8)                   $20.00       $(0.025)         $ 0.725        $ 0.700       $   --     $    --     $    --

   CLASS C SHARES
   2009 (8)                   $20.00       $(0.039)         $ 0.729        $ 0.690       $   --     $    --     $    --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2009                       $ 8.48       $ 0.117          $(2.343)       $(2.226)     $(0.109)    $(0.145)    $(0.254)
   2008                         9.93         0.175           (1.106)        (0.931)      (0.155)     (0.364)     (0.519)
   2007                         8.53         0.154            2.203          2.357       (0.128)     (0.829)     (0.957)
   2006 (9)                     8.69         0.073           (0.233)        (0.160)          --          --          --

   CLASS A SHARES
   2009                       $ 8.45       $ 0.107          $(2.340)       $(2.233)     $(0.092)    $(0.145)    $(0.237)
   2008                         9.90         0.157           (1.098)        (0.941)      (0.145)     (0.364)     (0.509)
   2007                         8.52         0.136            2.194          2.330       (0.121)     (0.829)     (0.950)
   2006 (10)                    8.63         0.052           (0.184)        (0.132)          --          --          --

   CLASS C SHARES
   2009                       $ 8.35       $ 0.068          $(2.297)       $(2.229)     $(0.056)    $(0.145)    $(0.201)
   2008                         9.81         0.090           (1.088)        (0.998)      (0.098)     (0.364)     (0.462)
   2007                         8.49         0.056            2.193          2.249       (0.100)     (0.829)     (0.929)
   2006 (10)                    8.63         0.034           (0.174)        (0.140)          --          --          --

   CLASS M SHARES
   2009                       $ 8.48       $ 0.124          $(2.343)       $(2.219)     $(0.116)    $(0.145)    $(0.261)
   2008                         9.93         0.187           (1.112)        (0.925)      (0.161)     (0.364)     (0.525)
   2007                         8.52         0.139            2.229          2.368       (0.129)     (0.829)     (0.958)
   2006 (11)                    7.54         0.095            1.219          1.314       (0.146)     (0.188)     (0.334)
   2005 (12)                    5.79          0.07             1.73           1.80        (0.05)         --       (0.05)
   2004 (12)                    4.79          0.05             1.00           1.05        (0.05)         --       (0.05)

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE       RATIO OF
                                            NET                    NET                      NET ASSETS         NET
                                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                           VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                               FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2009 (8)                    $   --      $20.70      3.50%    $   1,598       1.37%*       8.34%*          (0.73)%*         7%

   CLASS A SHARES
   2009 (8)                    $   --      $20.70      3.50%    $   1,988       1.62%*       8.59%*          (0.98)%*         7%

   CLASS C SHARES
   2009 (8)                    $   --      $20.69      3.45%    $      36       2.22%*       9.09%*          (1.58)%*         7%

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2009                        $   --#     $ 6.00    (25.64)%   $  63,644       1.39%        1.56%            2.10%         134%
   2008                            --#       8.48    (10.10)       97,714       1.34         1.50             1.86           86
   2007                            --        9.93     29.30        60,509       1.26         1.48             1.65           32
   2006 (9)                        --        8.53     (1.84)       13,422       1.29*        1.34*            2.65*          48

   CLASS A SHARES
   2009                        $   --#     $ 5.98    (25.77)%   $  10,004       1.57%        1.81%            1.92%         134%
   2008                            --#       8.45    (10.33)       17,766       1.53         1.75             1.68           86
   2007                            --        9.90     29.00        14,532       1.50         1.74             1.45           32
   2006 (10)                    0.022        8.52     (1.27)        1,952       1.69*        1.84*            1.88*          48

   CLASS C SHARES
   2009                        $   --#     $ 5.92    (26.34)%   $   2,217       2.27%        2.31%            1.22%         134%
   2008                            --#       8.35    (10.87)        4,582       2.23         2.25             0.98           86
   2007                            --        9.81     28.04         3,159       2.18         2.23             0.61           32
   2006 (10)                       --        8.49     (1.62)          731       2.28*        2.33*            1.23*          48

   CLASS M SHARES
   2009                        $   --#     $ 6.00    (25.55)%   $ 134,220       1.27%        1.31%            2.22%         134%
   2008                            --#       8.48    (10.05)      232,701       1.23         1.25             1.98           86
   2007                            --        9.93     29.48       273,474       1.17         1.21             1.51           32
   2006 (11)                       --        8.52     17.96       202,134       1.25*        1.27*            1.41*          48
   2005 (12)                       --        7.54     31.32       170,000       1.45         1.45             1.13           74
   2004 (12)                       --        5.79     21.95       158,800       1.35         1.35             0.92           69

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

 *    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING THE LINE OF CREDIT AS DISCUSSED IN NOTE 9.

 #    AMOUNT REPRESENTS LESS THAN $0.001.

 + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

++ INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES AND $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

 ^    PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON JULY 24, 2009.

(2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED OCTOBER 31.

(4)   COMMENCED OPERATIONS ON APRIL 1, 2005.

(5)   COMMENCED OPERATIONS ON APRIL 4, 2005.

(6)   COMMENCED OPERATIONS ON AUGUST 1, 2008.

(7)   COMMENCED OPERATIONS ON JUNE 26, 2009.

(8)   COMMENCED OPERATIONS ON JUNE 12, 2009.

(9)   COMMENCED OPERATIONS ON APRIL 4, 2006.

(10)  COMMENCED OPERATIONS ON APRIL 3, 2006.

(11) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(12)  FOR THE YEAR ENDED SEPTEMBER 30.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            187
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                         DIVIDENDS AND
                                           INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                      -------------------------------                ---------------------
                             NET
                            ASSET                       NET REALIZED                                             TOTAL
                            VALUE,         NET         AND UNREALIZED      TOTAL         NET                      FROM
                          BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL    DIVIDENDS AND
                          OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2009                    $ 9.11        $ 0.072          $(1.263)^      $(1.191)     $(0.049)     $    --       $(0.049)
   2008                     10.03          0.068           (0.933)        (0.865)      (0.055)          --        (0.055)
   2007                      8.77          0.040            1.231          1.271       (0.011)          --        (0.011)
   2006                      8.61          0.009            0.170          0.179       (0.019)          --        (0.019)
   2005                      7.50          0.042            1.094          1.136       (0.026)          --        (0.026)

   CLASS A SHARES
   2009                    $ 8.95        $ 0.051          $(1.238)^      $(1.187)     $(0.023)     $    --       $(0.023)
   2008                      9.85          0.040           (0.916)        (0.876)      (0.024)          --        (0.024)
   2007                      8.63          0.014            1.206          1.220           --           --            --
   2006                      8.48         (0.013)           0.167          0.154       (0.004)          --        (0.004)
   2005                      7.39          0.022            1.076          1.098       (0.008)          --        (0.008)

   CLASS B SHARES
   2009                    $ 8.35        $ 0.008          $(1.138)^      $(1.130)     $    --      $    --       $    --
   2008                      9.23         (0.017)          (0.863)        (0.880)          --           --            --
   2007                      8.13         (0.040)           1.140          1.100           --           --            --
   2006                      8.03         (0.064)           0.164          0.100           --           --            --
   2005                      7.04         (0.027)           1.017          0.990           --           --            --

   CLASS C SHARES
   2009                    $ 8.36        $ 0.008          $(1.158)^      $(1.150)     $    --      $    --       $    --
   2008                      9.23         (0.018)          (0.852)        (0.870)          --           --            --
   2007                      8.14         (0.039)           1.129          1.090           --           --            --
   2006                      8.04         (0.064)           0.164          0.100           --           --            --
   2005                      7.05         (0.027)           1.017          0.990           --           --            --

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                    $11.85        $ 0.175          $(2.489)       $(2.314)     $(0.176)     $    --       $(0.176)
   2008                     15.16          0.208           (2.444)        (2.236)      (0.214)      (0.860)       (1.074)
   2007                     13.67          0.211            1.483          1.694       (0.204)          --        (0.204)
   2006                     12.49          0.161            1.182          1.343       (0.163)          --        (0.163)
   2005                     10.41          0.133            2.077          2.210       (0.130)          --        (0.130)

   CLASS A SHARES
   2009                    $11.88        $ 0.155          $(2.503)       $(2.348)     $(0.152)     $    --       $(0.152)
   2008                     15.19          0.177           (2.450)        (2.273)      (0.177)      (0.860)       (1.037)
   2007                     13.70          0.171            1.485          1.656       (0.166)          --        (0.166)
   2006                     12.52          0.129            1.181          1.310       (0.131)          --        (0.131)
   2005                     10.43          0.103            2.090          2.193       (0.103)          --        (0.103)

   CLASS B SHARES
   2009                    $11.67        $ 0.097          $(2.459)       $(2.362)     $(0.098)     $    --       $(0.098)
   2008                     14.94          0.092           (2.402)        (2.310)      (0.100)      (0.860)       (0.960)
   2007                     13.50          0.082            1.458          1.540       (0.100)          --        (0.100)
   2006                     12.35          0.047            1.163          1.210       (0.060)          --        (0.060)
   2005                     10.31          0.029            2.052          2.081       (0.041)          --        (0.041)

   CLASS C SHARES
   2009                    $11.64        $ 0.097          $(2.457)       $(2.360)     $(0.100)     $    --       $(0.100)
   2008                     14.90          0.090           (2.390)        (2.300)      (0.100)      (0.860)       (0.960)
   2007                     13.47          0.079            1.452          1.531       (0.101)          --        (0.101)
   2006                     12.32          0.046            1.166          1.212       (0.062)          --        (0.062)
   2005                     10.28          0.027            2.057          2.084       (0.044)          --        (0.044)

                                                                                            RATIO
                                                                                         OF EXPENSES
                                                                                          TO AVERAGE      RATIO OF
                                          NET                    NET                      NET ASSETS         NET
                                         ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                         VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                          REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                             FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2009                     $   --      $ 7.87     (12.97)%    $ 67,051       0.93%          1.17%          0.99%          60%
   2008                         --        9.11      (8.70)       92,418       0.94           1.11           0.68           43
   2007                         --       10.03      14.50       110,600       0.93           1.09           0.42           88
   2006                         --        8.77       2.07       103,454       0.89           1.07           0.10           68
   2005                         --        8.61      15.16       129,824       0.94           1.16           0.53           73

   CLASS A SHARES
   2009                     $   --      $ 7.74     (13.21)%    $ 17,543       1.21%          1.42%          0.72%          60%
   2008                         --        8.95      (8.92)       11,486       1.21           1.36           0.41           43
   2007                         --        9.85      14.14        14,284       1.19           1.34           0.15           88
   2006                         --        8.63       1.81        15,809       1.14           1.32          (0.15)          68
   2005                         --        8.48      14.86        17,377       1.19           1.41           0.29           73

   CLASS B SHARES
   2009                     $   --      $ 7.22     (13.53)%    $  5,292       1.81%          1.92%          0.12%          60%
   2008                         --        8.35      (9.53)        3,279       1.81           1.85          (0.19)          43
   2007                         --        9.23      13.53         5,835       1.79           1.84          (0.45)          88
   2006                         --        8.13       1.25         7,519       1.76           1.83          (0.77)          68
   2005                         --        8.03      14.06         9,259       1.84           1.91          (0.37)          73

   CLASS C SHARES
   2009                     $   --      $ 7.21     (13.76)%    $  3,481       1.81%          1.92%          0.12%          60%
   2008                         --        8.36      (9.43)          766       1.82           1.86          (0.20)          43
   2007                         --        9.23      13.39         1,097       1.79           1.84          (0.44)          88
   2006                         --        8.14       1.24         1,304       1.76           1.83          (0.77)          68
   2005                         --        8.04      14.04         1,422       1.84           1.91          (0.36)          73

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                     $   --      $ 9.36     (19.43)%    $151,262       0.94%          1.11%          1.93%          66%
   2008                         --       11.85     (15.65)      171,314       0.90           1.09           1.53           65
   2007                         --       15.16      12.40       216,156       0.89           1.08           1.39           84
   2006                         --       13.67      10.82       168,092       0.92           1.08           1.23           81
   2005                         --       12.49      21.35       123,343       0.93           1.17           1.15           99

   CLASS A SHARES
   2009                     $   --      $ 9.38     (19.69)%    $ 28,212       1.20%          1.36%          1.67%          66%
   2008                         --       11.88     (15.85)       42,433       1.16           1.34           1.27           65
   2007                         --       15.19      12.09       153,045       1.14           1.33           1.13           84
   2006                      0.001       13.70      10.52       134,433       1.17           1.32           0.98           81
   2005                         --       12.52      21.12        62,537       1.18           1.42           0.89           99

   CLASS B SHARES
   2009                     $   --      $ 9.21     (20.18)%    $  2,101       1.80%          1.86%          1.07%          66%
   2008                         --       11.67     (16.33)        1,287       1.76           1.83           0.68           65
   2007                         --       14.94      11.40         2,502       1.74           1.83           0.55           84
   2006                         --       13.50       9.81         3,042       1.79           1.84           0.36           81
   2005                         --       12.35      20.22         3,996       1.83           1.92           0.26           99

   CLASS C SHARES
   2009                     $   --      $ 9.18     (20.22)%    $  4,025       1.80%          1.86%          1.07%          66%
   2008                         --       11.64     (16.31)        5,192       1.77           1.84           0.67           65
   2007                         --       14.90      11.36         7,742       1.74           1.83           0.53           84
   2006                         --       13.47       9.86         5,927       1.79           1.84           0.36           81
   2005                         --       12.32      20.31         4,578       1.83           1.92           0.23           99

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
188                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                        DIVIDENDS AND
                                           INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                     -------------------------------                --------------------
                            NET
                           ASSET                       NET REALIZED                                            TOTAL
                           VALUE,          NET        AND UNREALIZED      TOTAL         NET                     FROM
                         BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                         OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2009 (1)                $22.04      $ 0.001           $ 0.019        $ 0.020      $    --     $    --      $    --

   CLASS A SHARES
   2009 (2)                $18.53      $(0.029)          $ 3.559        $ 3.530      $    --     $    --      $    --
   2008 (3)                 29.13        (0.10)^^         (10.50)        (10.60)          --          --           --
   2007 (3)                 24.67        (0.12)^^          (4.58)          4.46           --          --           --
   2006 (3)                 23.10        (0.12)^^          (1.69)          1.57           --          --           --
   2005 (3)                 20.73        (0.11)^^          (2.48)          2.37           --          --           --
   2004 (3)                 19.50        (0.14)^^          (1.37)          1.23           --          --           --

   CLASS B SHARES
   2009 (2)                $17.08      $(0.115)          $ 3.255        $ 3.140      $    --     $    --      $    --
   2008 (3)                 27.06        (0.37)^^          (9.61)         (9.98)          --          --           --
   2007 (3)                 23.09        (0.37)^^          (4.34)          3.97           --          --           --
   2006 (3)                 21.78        (0.31)^^          (1.62)          1.31           --          --           --
   2005 (3)                 19.69        (0.28)^^          (2.37)          2.09           --          --           --
   2004 (3)                 18.66        (0.30)^^          (1.33)          1.03           --          --           --

   CLASS C SHARES
   2009 (2)                $17.39      $(0.117)          $ 3.317        $ 3.200      $    --     $    --      $    --
   2008 (3)                 27.55        (0.30)^^          (9.86)        (10.16)          --          --           --
   2007 (3)                 23.51        (0.32)^^          (4.36)          4.04           --          --           --
   2006 (3)                 22.17        (0.31)^^          (1.65)          1.34           --          --           --
   2005 (3)                 20.05        (0.28)^^          (2.40)          2.12           --          --           --
   2004 (3)                 19.00        (0.27)^^          (1.32)          1.05           --          --           --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2009                    $16.45      $ 0.055           $(4.636)       $(4.581)     $(0.019)    $    --      $(0.019)
   2008                     18.83        0.089            (2.249)        (2.160)      (0.110)     (0.110)      (0.220)
   2007 (4)                 20.00        0.052            (1.222)        (1.170)          --          --           --

   CLASS A SHARES
   2009                    $16.43      $ 0.020           $(4.634)       $(4.614)     $(0.016)    $    --      $(0.016)
   2008                     18.82        0.038            (2.246)        (2.208)      (0.072)     (0.110)      (0.182)
   2007 (4)                 20.00        0.021            (1.201)        (1.180)          --          --           --

   CLASS C SHARES
   2009                    $16.36      $(0.048)          $(4.662)       $(4.710)     $    --     $    --      $    --
   2008                     18.80       (0.062)           (2.254)        (2.316)      (0.014)     (0.110)      (0.124)
   2007 (4)                 20.00       (0.031)           (1.169)        (1.200)          --          --           --

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE      RATIO OF
                                            NET                    NET                      NET ASSETS         NET
                                           ASSET                 ASSETS,       RATIO        EXCLUDING       INVESTMENT
                                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE    TURNOVER
                               FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES      NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2009 (1)                   $ --         $22.06      0.09%    $      20     0.83%*~#       0.97%*~#        0.24%*#         10%

   CLASS A SHARES
   2009 (2)                   $ --         $22.06     19.05%    $ 166,899     1.27%*~#       1.42%*~        (0.21)%*#        10%
   2008 (3)                     --          18.53    (36.39)      157,076     1.08++         1.08           (0.37)++         19
   2007 (3)                     --          29.13     18.08       279,501     0.99++         0.99           (0.45)++         14
   2006 (3)                     --          24.67      6.80       275,177     0.99##         0.99           (0.47)##         11
   2005 (3)                     --          23.10     11.43       289,674     1.02##         1.02           (0.48)##         17
   2004 (3)                     --          20.73      6.31       283,001     1.08##         1.08           (0.70)##         11

   CLASS B SHARES
   2009 (2)                   $ --         $20.22     18.38%    $  14,422     1.99%*~#       2.11%*~        (0.92)%*#        10%
   2008 (3)                     --          17.08    (36.88)       17,314     1.82++         1.82           (1.10)++         19
   2007 (3)                     --          27.06     17.19        54,103     1.74++         1.74           (1.20)++         14
   2006 (3)                     --          23.09      6.01        74,106     1.74##         1.74           (1.22)##         11
   2005 (3)                     --          21.78     10.61        87,420     1.77##         1.77           (1.23)##         17
   2004 (3)                     --          19.69      5.52        96,919     1.82##         1.82           (1.45)##         11

   CLASS C SHARES
   2009 (2)                   $ --         $20.59     18.40%    $  10,620     1.99%*~#       2.11%*~        (0.92)%*#        10%
   2008 (3)                     --          17.39    (36.88)       12,839     1.82++         1.82           (1.12)++         19
   2007 (3)                     --          27.55     17.18        26,946     1.74++         1.74           (1.20)++         14
   2006 (3)                     --          23.51      6.04        27,514     1.74##         1.74           (1.22)##         11
   2005 (3)                     --          22.17     10.57        33,503     1.77##         1.77           (1.24)##         17
   2004 (3)                     --          20.05      5.53        28,637     1.82##         1.82           (1.45)##         11

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2009                       $ --+++      $11.85    (27.90)%   $  22,084     1.27%          1.85%           0.48%           61%
   2008                         --          16.45    (11.48)       26,984     1.26           1.67            0.54            87
   2007 (4)                     --          18.83     (5.85)       27,572     1.30*          1.60*           0.61*           26

   CLASS A SHARES
   2009                       $ --+++      $11.80    (28.08)%   $     227     1.57%          2.10%           0.18%           61%
   2008                         --          16.43    (11.74)          168     1.57           1.91            0.23            87
   2007 (4)                     --          18.82     (5.90)          117     1.56*          2.02*           0.24*           26

   CLASS C SHARES
   2009                       $ --+++      $11.65    (28.85)%   $      87     2.17%          2.60%          (0.42)%          61%
   2008                         --          16.36    (12.33)          133     2.17           2.43           (0.38)           87
   2007 (4)                     --          18.80     (6.00)          131     2.17*          2.62*          (0.35)*          26

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING THE LINE OF CREDIT AS DISCUSSED IN NOTE 9.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

 ^^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON JULY 23, 2009.

(2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED OCTOBER 31.

(4)   COMMENCED OPERATIONS ON MARCH 1, 2007.

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            189
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                             DIVIDENDS AND
                                                INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                           ------------------------------                ---------------------
                                  NET
                                 ASSET                      NET REALIZED                                             TOTAL
                                 VALUE,        NET         AND UNREALIZED      TOTAL         NET                     FROM
                               BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                               OF PERIOD   INCOME (LOSS)+    INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                         $ 11.52       $ 0.174         $ (1.966)      $ (1.792)    $ (0.186)   $ (0.062)    $ (0.248)
   2008                           17.05         0.166           (2.630)        (2.464)      (0.190)     (2.877)      (3.067)
   2007                           18.12         0.215            1.128          1.343       (0.180)     (2.234)      (2.414)
   2006                           19.55         0.115           (0.156)        (0.041)      (0.080)     (1.309)      (1.389)
   2005                           16.05         0.078            4.474          4.552       (0.019)     (1.033)      (1.052)

   CLASS A SHARES
   2009                         $ 11.22       $ 0.141         $ (1.907)      $ (1.766)    $ (0.172)   $ (0.062)    $ (0.234)
   2008                           16.68         0.128           (2.570)        (2.442)      (0.142)     (2.877)      (3.019)
   2007                           17.77         0.167            1.109          1.276       (0.133)     (2.234)      (2.367)
   2006                           19.21         0.068           (0.145)        (0.077)      (0.054)     (1.309)      (1.363)
   2005                           15.82         0.033            4.403          4.436       (0.013)     (1.033)      (1.046)

   CLASS B SHARES
   2009                         $ 10.53       $ 0.090         $ (1.788)      $ (1.698)    $ (0.080)   $ (0.062)    $ (0.142)
   2008                           15.85         0.046           (2.430)        (2.384)      (0.060)     (2.877)      (2.937)
   2007                           17.01         0.058            1.052          1.110       (0.037)     (2.234)      (2.271)
   2006                           18.51        (0.043)          (0.148)        (0.191)          --      (1.309)      (1.309)
   2005                           15.36        (0.074)           4.263          4.189       (0.006)     (1.033)      (1.039)

   CLASS C SHARES
   2009                         $ 10.48       $ 0.089         $ (1.783)      $ (1.694)    $ (0.094)   $ (0.062)    $ (0.156)
   2008                           15.76         0.048           (2.415)        (2.367)      (0.037)     (2.877)      (2.914)
   2007                           16.94         0.052            1.056          1.108       (0.055)     (2.234)      (2.289)
   2006                           18.43        (0.044)          (0.137)        (0.181)          --      (1.309)      (1.309)
   2005                           15.31        (0.076)           4.235          4.159       (0.006)     (1.033)      (1.039)

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2009                         $ 17.53       $ 0.221         $ (4.399)      $ (4.178)    $ (0.223)   $ (0.959)    $ (1.182)
   2008                           24.21         0.279           (2.950)        (2.671)      (0.283)     (3.726)      (4.009)
   2007                           23.25         0.343            3.381          3.724       (0.343)     (2.421)      (2.764)
   2006                           24.07         0.314            1.777          2.091       (0.311)     (2.600)      (2.911)
   2005                           22.58         0.324            3.368          3.692       (0.340)     (1.862)      (2.202)

   CLASS A SHARES
   2009                         $ 17.50       $ 0.186         $ (4.395)      $ (4.209)    $ (0.192)   $ (0.959)    $ (1.151)
   2008                           24.17         0.224           (2.934)        (2.710)      (0.234)     (3.726)      (3.960)
   2007                           23.22         0.282            3.373          3.655       (0.284)     (2.421)      (2.705)
   2006                           24.04         0.255            1.780          2.035       (0.255)     (2.600)      (2.855)
   2005                           22.56         0.266            3.360          3.626       (0.284)     (1.862)      (2.146)

   CLASS B SHARES
   2009                         $ 17.16       $ 0.115         $ (4.312)      $ (4.197)    $ (0.124)   $ (0.959)    $ (1.083)
   2008                           23.79         0.100           (2.880)        (2.780)      (0.124)     (3.726)      (3.850)
   2007                           22.92         0.136            3.325          3.461       (0.170)     (2.421)      (2.591)
   2006                           23.79         0.114            1.746          1.860       (0.130)     (2.600)      (2.730)
   2005                           22.35         0.114            3.340          3.454       (0.152)     (1.862)      (2.014)

   CLASS C SHARES
   2009                         $ 17.10       $ 0.113         $ (4.289)      $ (4.176)    $ (0.125)   $ (0.959)    $ (1.084)
   2008                           23.72         0.107           (2.866)        (2.759)      (0.135)     (3.726)      (3.861)
   2007                           22.86         0.127            3.330          3.457       (0.176)     (2.421)      (2.597)
   2006                           23.74         0.110            1.742          1.852       (0.132)     (2.600)      (2.732)
   2005                           22.32         0.107            3.331          3.438       (0.156)     (1.862)      (2.018)

                                                                                              RATIO
                                                                                            OF EXPENSES
                                                                                             TO AVERAGE      RATIO OF
                                              NET                   NET                     NET ASSETS         NET
                                             ASSET                ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                             VALUE,                 END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                              REDEMPTION      END       TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                                 FEES      OF PERIOD   RETURN**    (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2009                        $    --+++   $  9.48    (15.08)%  $  32,222      1.25%           1.58%           2.01%         37%
   2008                          0.001        11.52    (15.68)      81,102      1.35            1.51            1.23          25
   2007                          0.001        17.05      6.83      178,805      1.34            1.48            1.16          46
   2006                             --        18.12     (0.01)     164,131      1.32            1.49            0.62          35
   2005                             --        19.55     29.10      135,231      1.33            1.55            0.45          27

   CLASS A SHARES
   2009                        $    --+++   $  9.22    (15.28)%  $  36,132      1.51%           1.83%           1.75%         37%
   2008                          0.001        11.22    (15.91)      35,794      1.61            1.76            0.97          25
   2007                          0.001        16.68      6.58       59,512      1.59            1.73            0.91          46
   2006                             --        17.77     (0.21)      64,484      1.57            1.74            0.37          35
   2005                             --        19.21     28.78       54,885      1.58            1.80            0.19          27

   CLASS B SHARES
   2009                        $    --+++   $  8.69    (15.82)%  $   2,890      2.11%           2.33%           1.15%         37%
   2008                          0.001        10.53    (16.43)       5,622      2.21            2.26            0.37          25
   2007                          0.001        15.85      5.86       10,987      2.19            2.23            0.33          46
   2006                             --        17.01     (0.87)      13,145      2.18            2.24           (0.25)         35
   2005                             --        18.51     28.00       15,753      2.23            2.30           (0.45)         27

   CLASS C SHARES
   2009                        $    --+++   $  8.63    (15.84)%  $   4,952      2.11%           2.33%           1.15%         37%
   2008                          0.001        10.48    (16.40)       8,223      2.20            2.25            0.38          25
   2007                          0.001        15.76      5.88       20,268      2.19            2.23            0.30          46
   2006                             --        16.94     (0.82)      18,990      2.18            2.24           (0.25)         35
   2005                             --        18.43     27.89       21,157      2.23            2.30           (0.46)         27

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2009                        $   --       $ 12.17    (23.11)%  $ 229,771      0.96%           1.09%           1.82%         20%
   2008                            --         17.53    (12.99)     328,465      0.95            1.08            1.34          17
   2007                            --         24.21     16.38      445,763      0.94            1.08            1.41          19
   2006                            --         23.25      9.32      434,080      0.93            1.08            1.35          21
   2005                            --         24.07     16.96      430,755      0.94            1.13            1.40          18

   CLASS A SHARES
   2009                        $   --       $ 12.14    (23.30)%  $  75,156      1.21%           1.34%           1.57%         20%
   2008                            --         17.50    (13.22)      24,772      1.21            1.33            1.08          17
   2007                            --         24.17     16.08       31,773      1.19            1.33            1.15          19
   2006                            --         23.22      9.06       30,047      1.18            1.34            1.09          21
   2005                            --         24.04     16.64       28,799      1.18            1.38            1.15          18

   CLASS B SHARES
   2009                        $   --       $ 11.88    (23.74)%  $   5,722      1.81%           1.84%           0.97%         20%
   2008                            --         17.16    (13.74)       3,823      1.80            1.83            0.49          17
   2007                            --         23.79     15.38        6,772      1.79            1.83            0.56          19
   2006                            --         22.92      8.36        7,471      1.80            1.84            0.49          21
   2005                            --         23.79     15.95        9,396      1.83            1.88            0.50          18

   CLASS C SHARES
   2009                        $   --       $ 11.84    (23.76)%  $   3,058      1.81%           1.84%           0.97%         20%
   2008                            --         17.10    (13.69)       1,500      1.76            1.79            0.53          17
   2007                            --         23.72     15.40        2,061      1.79            1.83            0.53          19
   2006                            --         22.86      8.34        1,442      1.80            1.84            0.49          21
   2005                            --         23.74     15.90        1,204      1.84            1.88            0.47          18

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
190                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                                   DIVIDENDS AND
                                                     INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                -------------------------------                ---------------------
                                       NET
                                      ASSET                       NET REALIZED                                             TOTAL
                                      VALUE,          NET        AND UNREALIZED      TOTAL         NET                      FROM
                                    BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                                    OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2009                               $21.86       $ 0.196          $ (4.304)      $(4.108)     $(0.230)    $(1.372)      $(1.602)
   2008                                25.72         0.306            (2.894)       (2.588)      (0.360)     (0.912)       (1.272)
   2007 (1)                            25.10         0.140             1.218         1.358       (0.419)     (0.319)       (0.738)

   CLASS A SHARES
   2009                               $21.85       $ 0.167          $ (4.317)      $(4.150)     $(0.188)    $(1.372)      $(1.560)
   2008                                25.72         0.233            (2.886)       (2.653)      (0.305)     (0.912)       (1.217)
   2007                                23.17         0.262             3.002         3.264       (0.395)     (0.319)       (0.714)
   2006                                22.16         0.112             1.066         1.178       (0.090)     (0.078)       (0.168)
   2005 (2)                            20.00         0.082             2.157         2.239       (0.079)         --        (0.079)

   CLASS C SHARES
   2009                               $21.55       $ 0.058          $ (4.246)      $(4.188)     $    --     $(1.372)      $(1.372)
   2008                                25.42         0.063            (2.849)       (2.786)      (0.172)     (0.912)       (1.084)
   2007                                22.97         0.069             2.989         3.058       (0.289)     (0.319)       (0.608)
   2006                                22.07        (0.057)            1.063         1.006       (0.028)     (0.078)       (0.106)
   2005 (2)                            20.00        (0.070)            2.185         2.115       (0.045)         --        (0.045)

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2009                               $18.08       $ 0.117          $ (3.776)      $(3.659)     $(0.060)    $(0.331)      $(0.391)
   2008                                20.97         0.180            (2.718)       (2.538)      (0.210)     (0.142)       (0.352)
   2007 (1)                            20.00         0.239             0.973         1.212       (0.242)         --        (0.242)

   CLASS A SHARES
   2009                               $18.02       $ 0.088          $ (3.753)      $(3.665)     $(0.044)    $(0.331)      $(0.375)
   2008                                20.94         0.122            (2.702)       (2.580)      (0.198)     (0.142)       (0.340)
   2007 (1)                            20.00         0.042             1.134         1.176       (0.236)         --        (0.236)

   CLASS C SHARES
   2009                               $17.85       $(0.004)         $ (3.724)      $(3.728)     $(0.001)    $(0.331)      $(0.332)
   2008                                20.85        (0.020)           (2.690)       (2.710)      (0.148)     (0.142)       (0.290)
   2007 (1)                            20.00        (0.119)            1.200         1.081       (0.231)         --        (0.231)

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2009                               $21.44       $ 0.314          $ (3.122)      $(2.808)     $(0.321)    $(1.071)      $(1.392)
   2008                                24.23         0.413            (2.065)       (1.652)      (0.501)     (0.637)       (1.138)
   2007 (1)                            23.75         0.035             1.130         1.165       (0.407)     (0.278)       (0.685)

   CLASS A SHARES
   2009                               $21.37       $ 0.281          $ (3.123)      $(2.842)     $(0.277)    $(1.071)      $(1.348)
   2008                                24.15         0.372            (2.075)       (1.703)      (0.440)     (0.637)       (1.077)
   2007                                22.26         0.412             2.258         2.670       (0.502)     (0.278)       (0.780)
   2006                                21.61         0.259             0.688         0.947       (0.240)     (0.057)       (0.297)
   2005 (2)                            20.00         0.193             1.570         1.763       (0.153)         --        (0.153)

                                                                                                 RATIO
                                                                                              OF EXPENSES
                                                                                               TO AVERAGE      RATIO OF
                                               NET                    NET                      NET ASSETS        NET
                                              ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                              VALUE,                  END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                               REDEMPTION      END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                                  FEES      OF PERIOD   RETURN**     (000)     NET ASSETS#    OF EXPENSES#   NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2009                           $ --        $16.15    (17.46)%    $   179       0.33%          0.81%          1.31%         48%
   2008                             --         21.86    (10.56)         171       0.33           0.70           1.23          25
   2007 (1)                         --         25.72      5.50          770       0.31*          0.70*          0.75*         16

   CLASS A SHARES
   2009                           $ --        $16.14    (17.68)%    $23,780       0.58%          1.06%          1.06%         48%
   2008                             --         21.85    (10.81)      39,324       0.59           0.95           0.97          25
   2007                             --         25.72     14.19       49,073       0.57           0.93           1.03          16
   2006                             --         23.17      5.33       30,900       0.82           1.45           0.49          12
   2005 (2)                         --         22.16     11.21        8,957       0.82*          1.99*          0.48*         55++

   CLASS C SHARES
   2009                           $ --        $15.99    (18.25)%    $14,101       1.27%          1.55%          0.37%         48%
   2008                             --         21.55    (11.43)      21,599       1.29           1.46           0.26          25
   2007                             --         25.42     13.39       30,144       1.27           1.43           0.28          16
   2006                             --         22.97      4.56       16,718       1.53           1.95          (0.25)         12
   2005 (2)                         --         22.07     10.58        4,574       1.56*          2.44*         (0.41)*        55++

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2009                           $ --        $14.03    (19.81)%    $    26       0.33%          2.20%          0.92%         59%
   2008                             --         18.08    (12.30)          15       0.36           1.65           0.86          68
   2007 (1)                         --         20.97      6.10          183       0.33*          3.37*          1.67*         10

   CLASS A SHARES
   2009                           $ --        $13.98    (19.92)%    $ 2,289       0.58%          2.45%          0.67%         59%
   2008                             --         18.02    (12.52)       2,533       0.60           1.90           0.62          68
   2007 (1)                         --         20.94      5.93        4,871       0.57*          2.70*          0.28*         10

   CLASS C SHARES
   2009                           $ --        $13.79    (20.52)%    $ 3,489       1.29%          2.95%         (0.04)%        59%
   2008                             --         17.85    (13.17)       2,452       1.32           2.41          (0.10)         68
   2007 (1)                         --         20.85      5.45        1,986       1.29*          2.93*         (0.81)*        10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2009                           $ --        $17.24    (12.10)%    $   114       0.33%          0.81%          1.94%         66%
   2008                             --         21.44     (7.15)          93       0.33           0.71           1.87          27
   2007 (1)                         --         24.23      4.98            1       0.31*          0.67*          0.21*         13

   CLASS A SHARES
   2009                           $ --        $17.18    (12.29)%    $23,091       0.58%          1.06%          1.69%         66%
   2008                             --         21.37     (7.42)      37,737       0.58           0.96           1.62          27
   2007                             --         24.15     12.10       47,572       0.55           0.93           1.72          13
   2006                             --         22.26      4.41       31,426       0.81           1.45           1.17          13
   2005 (2)                         --         21.61      8.84       10,158       0.79*          1.93*          1.15*         79++

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 **   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4% AND 7% FOR THE CAPITAL GROWTH ALLOCATION FUND AND THE GROWTH & INCOME ALLOCATION FUND, RESPECTIVELY.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS.

(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            191
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                                   DIVIDENDS AND
                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    ---------------------------                ---------------------
                                           NET
                                          ASSET                   NET REALIZED                                             TOTAL
                                          VALUE,        NET      AND UNREALIZED      TOTAL        NET                       FROM
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                                        OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2009                                   $21.26      $0.162        $(3.102)       $(2.940)     $(0.159)    $(1.071)      $(1.230)
   2008                                    24.03       0.208         (2.062)        (1.854)      (0.279)     (0.637)       (0.916)
   2007                                    22.18       0.226          2.261          2.487       (0.359)     (0.278)       (0.637)
   2006                                    21.55       0.103          0.688          0.791       (0.104)     (0.057)       (0.161)
   2005 (1)                                20.00       0.052          1.587          1.639       (0.089)         --        (0.089)

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2009                                   $20.30      $0.484        $(1.425)       $(0.941)     $(0.482)    $(0.647)      $(1.129)
   2008                                    21.85       0.590         (1.088)        (0.498)      (0.630)     (0.422)       (1.052)
   2007 (2)                                21.86       0.409          0.348          0.757       (0.482)     (0.285)       (0.767)

   CLASS A SHARES
   2009                                   $20.31      $0.440        $(1.424)       $(0.984)     $(0.439)    $(0.647)      $(1.086)
   2008                                    21.86       0.540         (1.089)        (0.549)      (0.579)     (0.422)       (1.001)
   2007                                    20.95       0.544          1.199          1.743       (0.548)     (0.285)       (0.833)
   2006                                    20.73       0.434          0.205          0.639       (0.407)     (0.012)       (0.419)
   2005 (1)                                20.00       0.320          0.617          0.937       (0.207)         --        (0.207)

   CLASS C SHARES
   2009                                   $20.19      $0.316        $(1.425)       $(1.109)     $(0.314)    $(0.647)      $(0.961)
   2008                                    21.73       0.390         (1.080)        (0.690)      (0.428)     (0.422)       (0.850)
   2007                                    20.85       0.387          1.193          1.580       (0.415)     (0.285)       (0.700)
   2006                                    20.66       0.308          0.183          0.491       (0.289)     (0.012)       (0.301)
   2005 (1)                                20.00       0.230          0.591          0.821       (0.161)         --        (0.161)

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2009                                   $10.45      $0.472        $ 0.324         $0.796      $(0.476)    $    --       $(0.476)
   2008                                    10.40       0.512          0.048          0.560       (0.510)         --        (0.510)
   2007                                    10.35       0.505          0.046          0.551       (0.501)         --        (0.501)
   2006                                    10.75       0.496         (0.384)         0.112       (0.512)         --        (0.512)
   2005                                    10.79       0.483         (0.019)         0.464       (0.504)         --        (0.504)

   CLASS A SHARES
   2009                                   $10.31      $0.440        $ 0.310         $0.750      $(0.450)    $    --       $(0.450)
   2008                                    10.26       0.479          0.055          0.534       (0.484)         --        (0.484)
   2007                                    10.22       0.472          0.044          0.516       (0.476)         --        (0.476)
   2006                                    10.63       0.463         (0.387)         0.076       (0.486)         --        (0.486)
   2005                                    10.67       0.451         (0.013)         0.438       (0.478)         --        (0.478)

   CLASS B SHARES
   2009                                   $10.26      $0.369        $ 0.311         $0.680      $(0.380)    $    --       $(0.380)
   2008                                    10.22       0.406          0.046          0.452       (0.412)         --        (0.412)
   2007                                    10.18       0.400          0.046          0.446       (0.406)         --        (0.406)
   2006                                    10.59       0.389         (0.383)         0.006       (0.416)         --        (0.416)
   2005                                    10.64       0.371         (0.020)         0.351       (0.401)         --        (0.401)

   CLASS C SHARES
   2009                                   $10.25      $0.396        $ 0.325         $0.721      $(0.411)    $    --       $(0.411)
   2008                                    10.20       0.430          0.060          0.490       (0.440)         --        (0.440)
   2007                                    10.17       0.425          0.039          0.464       (0.434)         --        (0.434)
   2006                                    10.57       0.423         (0.384)         0.039       (0.439)         --        (0.439)
   2005                                    10.62       0.398         (0.018)         0.380       (0.430)         --        (0.430)

                                                                                                 RATIO
                                                                                              OF EXPENSES
                                                                                               TO AVERAGE      RATIO OF
                                              NET                     NET                      NET ASSETS        NET
                                             ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                             VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                              REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                                 FEES      OF PERIOD   RETURN***     (000)     NET ASSETS#    OF EXPENSES#   NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2009                          $ --        $17.09     (12.92)%    $ 15,731      1.28%          1.56%          0.99%         66%
   2008                            --         21.26      (8.02)       20,137      1.28           1.47           0.91          27
   2007                            --         24.03      11.29        22,941      1.25           1.43           0.95          13
   2006                            --         22.18       3.68        11,752      1.52           1.96           0.47          13
   2005 (1)                        --         21.55       8.21         4,580      1.54*          2.36*          0.31*         79++

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2009                          $ --        $18.23      (4.02)%    $    202      0.35%          1.49%          2.78%         75%
   2008                            --         20.30      (2.43)          101      0.39           1.01           2.79          61
   2007 (2)                        --         21.85       3.52           103      0.37*          0.77*          2.61*         12

   CLASS A SHARES
   2009                          $ --        $18.24      (4.26)%    $  6,092      0.60%          1.74%          2.53%         75%
   2008                            --         20.31      (2.66)        5,206      0.65           1.26           2.54          61
   2007                            --         21.86       8.40         5,459      0.62           0.97           2.49          12
   2006                            --         20.95       3.11         3,651      0.87           1.83           2.07          26
   2005 (1)                        --         20.73       4.70         2,169      0.81*          5.30*          1.95*         94++

   CLASS C SHARES
   2009                          $ --        $18.12      (4.97)%    $  3,493      1.30%          2.24%          1.83%         75%
   2008                            --         20.19      (3.32)        3,210      1.35           1.76           1.84          61
   2007                            --         21.73       7.63         3,775      1.32           1.47           1.78          12
   2006                            --         20.85       2.39         2,086      1.59           2.20           1.48          26
   2005 (1)                        --         20.66       4.12           517      1.56*          5.40*          1.40*         94++

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2009                          $ --        $10.77       7.93%     $307,014      0.77%          0.99%          4.57%         41%
   2008                            --         10.45       5.42       344,350      0.76           0.98           4.83          28
   2007                            --         10.40       5.40       352,610      0.74           0.99           4.81          16
   2006                            --         10.35       1.08       396,003      0.74           0.99           4.71          20
   2005                            --         10.75       4.35       429,614      0.75           1.04           4.44          11

   CLASS A SHARES
   2009                          $ --        $10.61       7.58%     $ 22,726      1.02%          1.24%          4.32%         41%
   2008                            --         10.31       5.24        31,167      1.01           1.23           4.58          28
   2007                            --         10.26       5.11        31,068      1.00           1.24           4.56          16
   2006                            --         10.22       0.75        35,511      0.99           1.24           4.45          20
   2005                            --         10.63       4.15        44,289      1.00           1.29           4.19          11

   CLASS B SHARES
   2009                          $ --        $10.56       6.87%     $  2,789      1.70%          1.74%          3.64%         41%
   2008                            --         10.26       4.43         4,273      1.69           1.73           3.89          28
   2007                            --         10.22       4.43         5,577      1.68           1.74           3.87          16
   2006                            --         10.18       0.06         6,926      1.69           1.74           3.75          20
   2005                            --         10.59       3.32         8,093      1.73           1.79           3.46          11

   CLASS C SHARES
   2009                          $ --        $10.56       7.29%     $  1,309      1.45%          1.49%          3.89%         41%
   2008                            --         10.25       4.82           194      1.45           1.49           4.14          28
   2007                            --         10.20       4.61           102      1.43           1.49           4.13          16
   2006                            --         10.17       0.39            91      1.43           1.49           4.10          20
   2005                            --         10.57       3.61            37      1.48           1.55           3.73          11

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
192                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                     DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                      ---------------------------                ---------------------
                             NET
                            ASSET                   NET REALIZED                                             TOTAL
                            VALUE,       NET       AND UNREALIZED      TOTAL         NET                     FROM
                          BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL    DIVIDENDS AND
                          OF PERIOD     INCOME       INVESTMENTS    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2009                     $ 9.83      $0.344        $ 0.216         $ 0.560    $ (0.342)    $(0.018)     $(0.360)
   2008                       9.72       0.348          0.129           0.477      (0.354)     (0.013)      (0.367)
   2007                       9.81       0.361         (0.047)          0.314      (0.368)     (0.036)      (0.404)
   2006                      10.12       0.370         (0.208)          0.162      (0.372)     (0.100)      (0.472)
   2005                      10.32       0.381         (0.099)          0.282      (0.382)     (0.100)      (0.482)

   CLASS A SHARES
   2009                     $ 9.78      $0.318        $ 0.217         $ 0.535    $ (0.317)    $(0.018)     $(0.335)
   2008                       9.68       0.323          0.120           0.443      (0.330)     (0.013)      (0.343)
   2007                       9.77       0.334         (0.045)          0.289      (0.343)     (0.036)      (0.379)
   2006                      10.08       0.344         (0.207)          0.137      (0.347)     (0.100)      (0.447)
   2005                      10.28       0.354         (0.098)          0.256      (0.356)     (0.100)      (0.456)

   CLASS B SHARES
   2009                     $ 9.77      $0.249        $ 0.225         $ 0.474    $ (0.246)    $(0.018)     $(0.264)
   2008                       9.67       0.254          0.119           0.373      (0.260)     (0.013)      (0.273)
   2007                       9.76       0.266         (0.044)          0.222      (0.276)     (0.036)      (0.312)
   2006                      10.08       0.272         (0.214)          0.058      (0.278)     (0.100)      (0.378)
   2005                      10.28       0.277         (0.096)          0.181      (0.281)     (0.100)      (0.381)

   CLASS C SHARES
   2009                     $ 9.76      $0.272        $ 0.211         $ 0.483    $ (0.275)    $(0.018)     $(0.293)
   2008                       9.66       0.275          0.125           0.400      (0.287)     (0.013)      (0.300)
   2007                       9.75       0.289         (0.046)          0.243      (0.297)     (0.036)      (0.333)
   2006                      10.06       0.296         (0.206)          0.090      (0.300)     (0.100)      (0.400)
   2005                      10.27       0.302         (0.104)          0.198      (0.308)     (0.100)      (0.408)

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2009                     $10.95      $0.371        $ 0.259         $ 0.630    $ (0.371)    $(0.009)     $(0.380)
   2008                      10.84       0.420          0.122           0.542      (0.426)     (0.006)      (0.432)
   2007                      10.92       0.433         (0.033)          0.400      (0.441)     (0.039)      (0.480)
   2006                      11.25       0.442         (0.231)          0.211      (0.451)     (0.090)      (0.541)
   2005                      11.52       0.459         (0.182)          0.277      (0.459)     (0.088)      (0.547)

   CLASS A SHARES
   2009                     $10.95      $0.343        $ 0.260         $ 0.603    $ (0.344)    $(0.009)     $(0.353)
   2008                      10.83       0.391          0.135           0.526      (0.400)     (0.006)      (0.406)
   2007                      10.92       0.405         (0.042)          0.363      (0.414)     (0.039)      (0.453)
   2006                      11.25       0.414         (0.230)          0.184      (0.424)     (0.090)      (0.514)
   2005                      11.52       0.431         (0.182)          0.249      (0.431)     (0.088)      (0.519)

   CLASS C SHARES
   2008 (3)                 $11.05      $0.058        $ 0.070         $0.1280    $ (0.058)    $    --      $(0.058)
   2007                      11.12       0.360         (0.045)          0.315      (0.346)     (0.039)      (0.385)
   2006                      11.44       0.368         (0.230)          0.138      (0.368)     (0.090)      (0.458)
   2005                      11.54       0.381         (0.018)          0.363      (0.375)     (0.088)      (0.463)
   2004 (4)                  11.78       0.343         (0.315)          0.028      (0.267)     (0.001)      (0.268)

                                                                                                 RATIO
                                                                                              OF EXPENSES
                                                                                               TO AVERAGE     RATIO OF
                                             NET                     NET                       NET ASSETS       NET
                                            ASSET                  ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                            VALUE,                   END       OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                             REDEMPTION      END        TOTAL     OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE   TURNOVER
                                FEES      OF PERIOD   RETURN***     (000)       NET ASSETS    OF EXPENSES    NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2009                         $ --       $10.03        5.80%    $96,420         0.52%          1.03%         3.47%        12%
   2008                           --         9.83        4.96      90,173         0.51           1.01          3.54         14
   2007                           --         9.72        3.24      89,852         0.49           1.00          3.67          2
   2006                           --         9.81        1.65      95,266         0.50           1.00          3.72          5
   2005                           --        10.12        2.74     102,059         0.50           1.07          3.69          6

   CLASS A SHARES
   2009                         $ --       $ 9.98        5.57%    $48,833         0.77%          1.28%         3.22%        12%
   2008                           --         9.78        4.62      28,430         0.75           1.25          3.30         14
   2007                           --         9.68        3.00      27,500         0.74           1.25          3.42          2
   2006                           --         9.77        1.40      37,472         0.75           1.25          3.47          5
   2005                           --        10.08        2.50      54,030         0.75           1.32          3.44          6

   CLASS B SHARES
   2009                         $ --       $ 9.98        4.92%    $ 1,621         1.47%          1.78%         2.52%        12%
   2008                           --         9.77        3.88       3,254         1.46           1.76          2.59         14
   2007                           --         9.67        2.29       4,326         1.44           1.75          2.72          2
   2006                           --         9.76        0.60       5,345         1.46           1.75          2.75          5
   2005                           --        10.08        1.75       6,357         1.50           1.81          2.69          6

   CLASS C SHARES
   2009                         $ --       $ 9.95        5.03%    $ 4,938         1.22%          1.53%         2.77%        12%
   2008                           --         9.76        4.18       1,287         1.22           1.52          2.83         14
   2007                           --         9.66        2.52         259         1.19           1.50          2.96          2
   2006                           --         9.75        0.93         540         1.22           1.50          3.00          5
   2005                           --        10.06        1.92         928         1.25           1.57          2.95          6

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2009                         $ --       $11.20        5.85%    $75,000         0.44%          1.08%         3.35%        35%
   2008                           --        10.95        5.06      62,883         0.29           1.05          3.82         19
   2007                           --        10.84        3.72      67,896         0.28           1.01          3.95          4
   2006                           --        10.92        1.94      75,401         0.28           1.00          4.00          7
   2005                           --        11.25        2.42      90,137         0.28           1.07          4.01         14

   CLASS A SHARES
   2009                         $ --       $11.20        5.60%    $19,285         0.69%          1.33%         3.10%        35%
   2008                           --        10.95        4.91       7,108         0.54           1.30          3.57         19
   2007                           --        10.83        3.37       3,159         0.53           1.25          3.70          4
   2006                           --        10.92        1.69       2,923         0.53           1.25          3.74          7
   2005                           --        11.25        2.17       3,719         0.53           1.32          3.76         14

   CLASS C SHARES
   2008 (3)                     $ --       $11.12        1.16%    $    --         0.97%*         1.43%*        3.01%*       19%**
   2007                           --        11.05        2.86           6         0.97           1.55          3.22          4
   2006                           --        11.12        1.24          25         1.00           1.51          3.27          7
   2005                           --        11.44        3.15          50         1.03           1.59          3.30         14
   2004 (4)                       --        11.54        0.23          --+++      0.67*          0.67*         4.30*         2

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

   *  ANNUALIZED.

  **  PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

 ***  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

  ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 7% AND 8% FOR THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.

 +++  AMOUNT REPRESENTS LESS THAN $1,000.

   # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

 (1)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

 (2)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

 (3) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

 (4)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            193
--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                           DIVIDENDS AND
                                              INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                        -------------------------------                --------------------
                               NET
                              ASSET                       NET REALIZED                                           TOTAL
                              VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                            BEGINNING     INVESTMENT         GAIN ON         FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                            OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2009                       $ 9.89       $0.392           $ 0.111         $0.503      $(0.393)     $ --        $(0.393)
   2008                         9.82        0.430             0.074          0.504       (0.434)       --         (0.434)
   2007                         9.76        0.406             0.055          0.461       (0.401)       --         (0.401)
   2006                         9.84        0.346            (0.085)         0.261       (0.341)       --         (0.341)
   2005 (1)                    10.00        0.209            (0.176)         0.033       (0.193)       --         (0.193)

   CLASS A SHARES
   2009                       $ 9.88       $0.364           $ 0.104         $0.468      $(0.368)     $ --        $(0.368)
   2008                         9.81        0.401             0.076          0.477       (0.407)       --         (0.407)
   2007                         9.76        0.365             0.061          0.426       (0.376)       --         (0.376)
   2006                         9.84        0.319            (0.082)         0.237       (0.317)       --         (0.317)
   2005 (1)                    10.00        0.214            (0.198)         0.016       (0.176)       --         (0.176)

   CLASS C SHARES
   2009                       $ 9.99       $0.323           $ 0.112         $0.435      $(0.325)     $ --        $(0.325)
   2008                         9.91        0.362             0.073          0.435       (0.355)       --         (0.355)
   2007                         9.84        0.334             0.066          0.400       (0.330)       --         (0.330)
   2006                         9.92        0.277            (0.084)         0.193       (0.273)       --         (0.273)
   2005 (2)                     9.95        0.163            (0.093)         0.070       (0.100)       --         (0.100)

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   CLASS A SHARES
   2009 (3)                   $ 9.61       $0.267           $ 0.481         $0.748      $(0.258)     $ --        $(0.258)
   2008 (4)                    10.35         0.37^            (0.74)         (0.37)       (0.37)       --          (0.37)
   2007 (4)                    10.49         0.37^            (0.14)          0.23        (0.37)       --          (0.37)
   2006 (4)                    10.36         0.37^             0.13           0.50        (0.37)       --          (0.37)
   2005 (4)                    10.55         0.37^            (0.19)          0.18        (0.37)       --          (0.37)
   2004 (5)                    10.52         0.30^             0.04           0.34        (0.31)       --          (0.31)
   2003 (6)                    10.44         0.40^             0.07           0.47        (0.39)       --          (0.39)

   CLASS B SHARES
   2009 (3)                   $ 9.60       $0.212           $ 0.482         $0.694      $(0.204)     $ --        $(0.204)
   2008 (4)                    10.34         0.29^            (0.74)         (0.45)       (0.29)       --          (0.29)
   2007 (4)                    10.48         0.29^            (0.14)          0.15        (0.29)       --          (0.29)
   2006 (4)                    10.35         0.29^             0.13           0.42        (0.29)       --          (0.29)
   2005 (4)                    10.55         0.29^            (0.20)          0.09        (0.29)       --          (0.29)
   2004 (5)                    10.52         0.24^             0.03           0.27        (0.24)       --          (0.24)
   2003 (7)                    10.39         0.32^             0.12           0.44        (0.31)       --          (0.31)

   CLASS C SHARES
   2009 (3)                   $ 9.60       $0.216          $ 0.481         $0.697      $(0.207)     $ --        $(0.207)
   2008 (4)                    10.34         0.29^           (0.74)         (0.45)       (0.29)       --          (0.29)
   2007 (4)                    10.48         0.30^            (0.15)          0.15        (0.29)       --          (0.29)
   2006 (4)                    10.35         0.29^             0.13           0.42        (0.29)       --          (0.29)
   2005 (4)                    10.55         0.29^            (0.20)          0.09        (0.29)       --          (0.29)
   2004 (5)                    10.52         0.24^             0.03           0.27        (0.24)       --          (0.24)
   2003 (7)                    10.39         0.32^             0.12           0.44        (0.31)       --          (0.31)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2009                       $ 1.00       $0.011           $    --         $0.011      $(0.011)     $ --        $(0.011)
   2008                         1.00        0.024             0.001          0.025       (0.025)       --         (0.025)
   2007                         1.00        0.031                --          0.031       (0.031)       --         (0.031)
   2006                         1.00        0.025                --          0.025       (0.025)       --         (0.025)
   2005                         1.00        0.014                --          0.014       (0.014)       --         (0.014)

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE      RATIO OF
                                            NET                    NET                      NET ASSETS         NET
                                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                           VALUE,                  END      OF EXPENSES     FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                            REDEMPTION      END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                               FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2009                        $ --        $10.00      5.24%    $  51,471     0.66%           1.07%           3.99%          54%
   2008                          --          9.89      5.21        52,958     0.65            0.97            4.33           43
   2007                          --          9.82      4.81        54,638     0.65            0.92            4.13           33
   2006                          --          9.76      2.71        36,497     0.65            0.92            3.54           27
   2005 (1)                      --          9.84      0.34        24,545     0.65*           1.11*           2.86*           9

   CLASS A SHARES
   2009                        $ --        $ 9.98      4.88%    $   9,403     0.93%           1.32%           3.72%          54%
   2008                          --          9.88      4.93           271     0.93            1.23            4.05           43
   2007                          --          9.81      4.43           153     0.91            1.16            3.72           33
   2006                          --          9.76      2.46         1,113     0.90            1.21            3.26           27
   2005 (1)                      --          9.84      0.17         1,439     0.91*           1.39*           2.93*           9

   CLASS C SHARES
   2009                        $ --        $10.10      4.47%    $   3,109     1.38%           1.57%           3.27%          54%
   2008                          --          9.99      4.44           362     1.37            1.47            3.61           43
   2007                          --          9.91      4.12         1,608     1.36            1.42            3.37           33
   2006                          --          9.84      1.98         2,509     1.37            1.47            2.80           27
   2005 (2)                      --          9.92      0.61            15     1.38*           1.57*           2.43*           9

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   CLASS A SHARES
   2009 (3)                    $ --        $10.10      7.76%    $ 140,399     1.03%*          1.28%*          3.61%*          9%
   2008 (4)                      --          9.61     (3.72)      143,533     0.95            1.06            3.59            9
   2007 (4)                      --         10.35      2.24       157,899     0.99            1.04            3.56            9
   2006 (4)                      --         10.49      4.89       154,008     1.08            1.08            3.54            6
   2005 (4)                      --         10.36      1.68       150,097     1.09            1.09            3.48            8
   2004 (5)                      --         10.55      3.26       150,891     1.07*           1.13*           3.50*           9
   2003 (6)                      --         10.52      4.63       156,647     1.00            1.07            3.77           11

   CLASS B SHARES
   2009 (3)                    $ --        $10.09      7.18%    $   3,142     1.77%*          1.98%*          2.87%*          9%
   2008 (4)                      --          9.60     (4.43)        3,319     1.70            1.81            2.84            9
   2007 (4)                      --         10.34      1.51         3,562     1.74            1.79            2.81            9
   2006 (4)                      --         10.48      4.14         3,630     1.83            1.83            2.79            6
   2005 (4)                      --         10.35      0.86         3,535     1.84            1.84            2.73            8
   2004 (5)                      --         10.55      2.66         3,683     1.82*           1.88*           2.75*           9
   2003 (7)                      --         10.52      4.33         2,940     1.74*           1.85*           2.93*          11

   CLASS C SHARES
   2009 (3)                    $ --        $10.09      7.22%    $   6,406     1.72%*          1.93%*          2.92%*          9%
   2008 (4)                      --          9.60     (4.33)        6,009     1.70            1.81            2.84            9
   2007 (4)                      --         10.34      1.51         6,640     1.74            1.79            2.81            9
   2006 (4)                      --         10.48      4.14         4,631     1.83            1.83            2.79            6
   2005 (4)                      --         10.35      0.86         4,195     1.84            1.84            2.73            8
   2004 (5)                      --         10.55      2.66         3,491     1.82*           1.88*           2.75*           9
   2003 (7)                      --         10.52      4.33         2,736     1.74*           1.85*           2.94*          11

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2009                        $ --        $ 1.00      1.15%    $ 343,075     0.54%++         0.79%           1.14%         N/A
   2008                          --          1.00      2.55       460,265     0.49            0.76            2.42          N/A
   2007                          --          1.00      3.13       226,583     0.48            0.79            3.08          N/A
   2006                          --          1.00      2.57       176,711     0.48            0.79            2.53          N/A
   2005                          --          1.00      1.46       188,716     0.45            0.82            1.44          N/A

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
194                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                     DIVIDENDS AND
                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                      ---------------------------                --------------------
             NET
            ASSET                   NET REALIZED                                            TOTAL
            VALUE,       NET       AND UNREALIZED     TOTAL         NET                     FROM
          BEGINNING   INVESTMENT   GAIN (LOSS) ON     FROM       INVESTMENT   CAPITAL   DIVIDENDS AND
          OF PERIOD     INCOME+     INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
--------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------

   CLASS A SHARES
   2009     $1.00       $0.009         $   --         $0.009      $(0.009)     $ --       $(0.009)
   2008      1.00        0.022          0.001          0.023       (0.023)       --        (0.023)
   2007      1.00        0.028             --          0.028       (0.028)       --        (0.028)
   2006      1.00        0.023             --          0.023       (0.023)       --        (0.023)
   2005      1.00        0.012             --          0.012       (0.012)       --        (0.012)

   CLASS S SHARES
   2009     $1.00       $0.007         $   --         $0.007      $(0.007)     $ --       $(0.007)
   2008      1.00        0.019          0.001          0.020       (0.020)       --        (0.020)
   2007      1.00        0.026             --          0.026       (0.026)       --        (0.026)
   2006      1.00        0.020             --          0.020       (0.020)       --        (0.020)
   2005      1.00        0.009             --          0.009       (0.009)       --        (0.009)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2009     $1.00       $0.015         $   --         $0.015      $(0.015)     $ --       $(0.015)
   2008      1.00        0.037             --          0.037       (0.037)       --        (0.037)
   2007      1.00        0.049             --          0.049       (0.049)       --        (0.049)
   2006      1.00        0.039             --          0.039       (0.039)       --        (0.039)
   2005      1.00        0.019             --          0.019       (0.019)       --        (0.019)

   CLASS A SHARES
   2009     $1.00       $0.013         $   --         $0.013      $(0.013)     $ --       $(0.013)
   2008      1.00        0.034          0.001          0.035       (0.035)       --        (0.035)
   2007      1.00        0.046             --          0.046       (0.046)       --        (0.046)
   2006      1.00        0.037             --          0.037       (0.037)       --        (0.037)
   2005      1.00        0.017             --          0.017       (0.017)       --        (0.017)

   CLASS S SHARES
   2009     $1.00       $0.010         $   --         $0.010      $(0.010)     $ --       $(0.010)
   2008      1.00        0.032             --          0.032       (0.032)       --        (0.032)
   2007      1.00        0.044             --          0.044       (0.044)       --        (0.044)
   2006      1.00        0.033          0.001          0.034       (0.034)       --        (0.034)
   2005      1.00        0.014             --          0.014       (0.014)       --        (0.014)

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE     RATIO OF
                          NET                     NET                      NET ASSETS       NET
                         ASSET                  ASSETS,       RATIO        EXCLUDING     INVESTMENT
                         VALUE,                   END      OF EXPENSES    FEE WAIVERS      INCOME
          REDEMPTION      END       TOTAL      OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE
             FEES      OF PERIOD   RETURN**      (000)     NET ASSETS     OF EXPENSES    NET ASSETS
---------------------------------------------------------------------------------------------------
--------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------

   CLASS A SHARES
   2009      $ --        $1.00       0.93%    $  604,164     0.78%++          1.04%         0.90%
   2008        --         1.00       2.30        674,650     0.74             1.01          2.17
   2007        --         1.00       2.87        329,718     0.72             1.04          2.83
   2006        --         1.00       2.32        278,442     0.73             1.03          2.30
   2005        --         1.00       1.21        268,133     0.70             1.07          1.19

   CLASS S SHARES
   2009      $ --        $1.00       0.73%    $   39,228     0.97%++          1.09%         0.71%
   2008        --         1.00       2.04         34,968     0.99             1.06          1.92
   2007        --         1.00       2.61         56,721     0.98             1.09          2.60
   2006        --         1.00       2.05         40,753     0.99             1.09          2.03
   2005        --         1.00       0.90         37,543     1.00             1.12          0.92

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2009      $ --        $1.00       1.55%    $2,415,777     0.58%++          0.80%         1.53%
   2008        --         1.00       3.81      2,193,518     0.54             0.76          3.66
   2007        --         1.00       4.98      1,764,559     0.52             0.78          4.87
   2006        --         1.00       4.02      1,923,511     0.52             0.79          3.93
   2005        --         1.00       1.94      2,118,149     0.53             0.81          1.91

   CLASS A SHARES
   2009      $ --        $1.00       1.30%    $  858,653     0.83%++          1.05%         1.28%
   2008        --         1.00       3.55        981,601     0.79             1.01          3.41
   2007        --         1.00       4.72        792,969     0.78             1.03          4.62
   2006        --         1.00       3.76        724,910     0.77             1.04          3.74
   2005        --         1.00       1.69        556,443     0.78             1.06          1.67

   CLASS S SHARES
   2009      $ --        $1.00       1.05%    $  234,462     1.08%++          1.10%         1.03%
   2008        --         1.00       3.29        333,995     1.04             1.06          3.16
   2007        --         1.00       4.47        372,409     1.03             1.08          4.37
   2006        --         1.00       3.49        464,413     1.05             1.10          3.29
   2005        --         1.00       1.39        645,362     1.08             1.11          1.37

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

  *   ANNUALIZED.

 **   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM FOR THE PERIOD ENDED 07/31/09 WAS 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET AND THE DIVERSIFIED MONEY MARKET FUNDS.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

(2)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

(3) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED OCTOBER 31.

(5)   FOR THE TEN MONTH PERIOD ENDED OCTOBER 31, 2004.

(6)   FOR THE YEAR ENDED DECEMBER 31, 2003.

(7) FOR THE PERIOD FROM JANUARY 6, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                                 DIVIDENDS AND
                                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                  ---------------------------                --------------------
                                         NET
                                        ASSET                   NET REALIZED                                            TOTAL
                                        VALUE,       NET       AND UNREALIZED     TOTAL          NET                    FROM
                                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                      OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
--------------------------
TREASURY PLUS MONEY MARKET
--------------------------

   FIDUCIARY SHARES
   2009 (1)                            $ 1.00      $ 0.004^       $     --        $ 0.004     $ (0.004)    $ --       $ (0.004)

   CLASS A SHARES
   2009 (1)                            $ 1.00      $ 0.001^       $     --        $ 0.001     $ (0.001)    $ --       $ (0.001)

   CLASS S SHARES
   2009 (1)(3)                         $ 1.00      $    --^       $     --        $    --     $     --     $ --       $     --

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2009                                $ 1.00      $ 0.009^       $     --        $ 0.009     $ (0.009)    $ --       $ (0.009)
   2008                                  1.00        0.031           0.001          0.032       (0.032)      --         (0.032)
   2007                                  1.00        0.048              --          0.048       (0.048)      --         (0.048)
   2006                                  1.00        0.039              --          0.039       (0.039)      --         (0.039)
   2005                                  1.00        0.018              --          0.018       (0.018)      --         (0.018)

   CLASS A SHARES
   2009                                $ 1.00      $ 0.008^       $     --        $ 0.008     $ (0.008)    $ --       $ (0.008)
   2008                                  1.00        0.029           0.001          0.030       (0.030)      --         (0.030)
   2007                                  1.00        0.045              --          0.045       (0.045)      --         (0.045)
   2006                                  1.00        0.036              --          0.036       (0.036)      --         (0.036)
   2005                                  1.00        0.015           0.001          0.016       (0.016)      --         (0.016)

   CLASS B SHARES
   2009                                $ 1.00      $ 0.005^       $     --        $ 0.005     $ (0.005)    $ --       $ (0.005)
   2008                                  1.00        0.022           0.001          0.023       (0.023)      --         (0.023)
   2007                                  1.00        0.038              --          0.038       (0.038)      --         (0.038)
   2006                                  1.00        0.028           0.001          0.029       (0.029)      --         (0.029)
   2005                                  1.00        0.008           0.001          0.009       (0.009)      --         (0.009)

   CLASS C SHARES
   2009                                $ 1.00      $ 0.006^       $     --        $ 0.006     $ (0.006)    $ --       $ (0.006)
   2008                                  1.00        0.024           0.001          0.025       (0.025)      --         (0.025)
   2007                                  1.00        0.041              --          0.041       (0.041)      --         (0.041)
   2006 (2)                              1.00        0.025          (0.001)         0.024       (0.024)      --         (0.024)

   CLASS S SHARES
   2009                                $ 1.00      $ 0.007^       $     --        $ 0.007     $ (0.007)    $ --       $ (0.007)
   2008                                  1.00        0.026           0.001          0.027       (0.027)      --         (0.027)
   2007                                  1.00        0.043              --          0.043       (0.043)      --         (0.043)
   2006                                  1.00        0.034          (0.001)         0.033       (0.033)      --         (0.033)
   2005                                  1.00        0.014          (0.001)         0.013       (0.013)      --         (0.013)

                                                                                                       RATIO
                                                                                                    OF EXPENSES
                                                                                                     TO AVERAGE     RATIO OF
                                                      NET                   NET                      NET ASSETS        NET
                                                     ASSET                ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                                     VALUE,                 END      OF EXPENSES    FEE WAIVERS      INCOME
                                      REDEMPTION      END       TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                                         FEES      OF PERIOD   RETURN**    (000)      NET ASSETS    OF EXPENSES    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
--------------------------
TREASURY PLUS MONEY MARKET
--------------------------

   FIDUCIARY SHARES
   2009 (1)                              $ --       $ 1.00      0.41%    $ 139,233      0.15%*++       0.80%*        0.23%*

   CLASS A SHARES
   2009 (1)                              $ --       $ 1.00      0.10%    $  13,847      0.30%*++       1.05%*        0.08%*

   CLASS S SHARES
   2009 (1)(3)                           $ --       $ 1.00      0.00%    $      --      0.15%*++       0.55%*        0.23%*

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2009                                  $ --       $ 1.00      0.95%    $ 873,242      0.49%++        0.80%         0.88%
   2008                                    --         1.00      3.25       576,230      0.54           0.78          3.14
   2007                                    --         1.00      4.90       456,802      0.53           0.79          4.80
   2006                                    --         1.00      3.93       506,572      0.53           0.79          3.88
   2005                                    --         1.00      1.86       437,804      0.53           0.82          1.83

   CLASS A SHARES
   2009                                  $ --       $ 1.00      0.79%    $  66,319      0.67%++        1.05%         0.70%
   2008                                    --         1.00      2.99        80,235      0.79           1.05          2.89
   2007                                    --         1.00      4.64        33,560      0.78           1.04          4.55
   2006                                    --         1.00      3.67        32,754      0.78           1.04          3.61
   2005                                    --         1.00      1.61        33,440      0.78           1.07          1.55

   CLASS B SHARES
   2009                                  $ --       $ 1.00      0.47%    $     236      0.94%++        1.55%         0.43%
   2008                                    --         1.00      2.30           127      1.48           1.51          2.20
   2007                                    --         1.00      3.91           432      1.48           1.54          3.85
   2006                                    --         1.00      2.93           780      1.50           1.54          2.83
   2005                                    --         1.00      0.87         1,178      1.51           1.57          0.79

   CLASS C SHARES
   2009                                  $ --       $ 1.00      0.58%    $     308      0.82%++        1.30%         0.55%
   2008                                    --         1.00      2.53           251      1.24           1.28          2.44
   2007                                    --         1.00      4.16            29      1.23           1.29          4.09
   2006 (2)                                --         1.00      2.40            61      1.23*          1.29*         3.80*

   CLASS S SHARES
   2009                                  $ --       $ 1.00      0.67%    $ 158,151      0.78%++        1.10%         0.59%
   2008                                    --         1.00      2.74       161,100      1.04           1.08          2.64
   2007                                    --         1.00      4.38       128,681      1.03           1.09          4.30
   2006                                    --         1.00      3.40        93,026      1.04           1.09          3.41
   2005                                    --         1.00      1.31        58,602      1.08           1.12          1.38

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                                 DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                   NET REALIZED                                            TOTAL
                       VALUE,         NET      AND UNREALIZED      TOTAL         NET                    FROM
                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                      OF PERIOD     INCOME+     INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2009                 $1.00       $0.003         $   --         $0.003      $(0.003)     $ --       $(0.003)
   2008                  1.00        0.023             --          0.023       (0.023)       --        (0.023)
   2007                  1.00        0.045             --          0.045       (0.045)       --        (0.045)
   2006                  1.00        0.035             --          0.035       (0.035)       --        (0.035)
   2005                  1.00        0.016             --          0.016       (0.016)       --        (0.016)

   CLASS A SHARES
   2009                 $1.00       $0.002         $   --         $0.002      $(0.002)     $ --       $(0.002)
   2008                  1.00        0.020             --          0.020       (0.020)       --        (0.020)
   2007                  1.00        0.042             --          0.042       (0.042)       --        (0.042)
   2006                  1.00        0.032          0.001          0.033       (0.033)       --        (0.033)
   2005                  1.00        0.014             --          0.014       (0.014)       --        (0.014)

   CLASS S SHARES
   2009                 $1.00       $0.001         $   --         $0.001      $(0.001)     $ --       $(0.001)
   2008                  1.00        0.018             --          0.018       (0.018)       --        (0.018)
   2007                  1.00        0.040             --          0.040       (0.040)       --        (0.040)
   2006                  1.00        0.030             --          0.030       (0.030)       --        (0.030)
   2005                  1.00        0.011             --          0.011       (0.011)       --        (0.011)

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE     RATIO OF
                                         NET                    NET                      NET ASSETS        NET
                                        ASSET                 ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                        VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME
                         REDEMPTION      END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                            FEES      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2009                     $ --        $1.00       0.27%     $452,594     0.36%++         0.80%          0.25%
   2008                       --         1.00       2.27       465,490     0.54            0.76           2.21
   2007                       --         1.00       4.56       334,211     0.53            0.78           4.47
   2006                       --         1.00       3.58       391,906     0.52            0.78           3.54
   2005                       --         1.00       1.65       406,281     0.53            0.82           1.60

   CLASS A SHARES
   2009                     $ --        $1.00       0.19%     $163,323     0.42%++         1.05%          0.19%
   2008                       --         1.00       2.02       125,056     0.79            1.01           1.96
   2007                       --         1.00       4.30       151,880     0.78            1.03           4.22
   2006                       --         1.00       3.32       177,512     0.78            1.04           3.20
   2005                       --         1.00       1.40       201,034     0.78            1.07           1.39

   CLASS S SHARES
   2009                     $ --        $1.00       0.14%     $120,404     0.52%++         1.10%          0.09%
   2008                       --         1.00       1.77       168,509     1.04            1.06           1.71
   2007                       --         1.00       4.04       228,905     1.03            1.08           3.97
   2006                       --         1.00       3.04       231,826     1.04            1.09           3.01
   2005                       --         1.00       1.09       259,991     1.08            1.12           1.09

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

 *    ANNUALIZED.

**    TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM EXPENSE FOR THE PERIOD ENDED 07/31/09 WAS 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND, 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND AND 0.04% FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

^     PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

(2)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

(3) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2009

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-nine funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Equity Funds, the Fixed Income Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels each of Fund's investments as of July 31, 2009 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. For open contracts as of July 31, 2009, see the Schedule of Investments, which is also indicative of activity for the year ended July 31, 2009.

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the year ended July 31, 2009.

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the year ended July 31, 2009. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2009, the Core Equity Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. For open futures contracts see the Schedule of Investments, which is also indicative of activity for the year ended, July 31, 2009.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

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ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of the Bank or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------

                                                   FIDUCIARY CLASS
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
Geneva Small Cap Growth                 2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Advantage                     2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase

                                                       CLASS A
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
Geneva Small Cap Growth                 2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Advantage                     2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase

                                                       CLASS M
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase

For the year ended July 31, 2009, the Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund received redemption fees of $61, $3,506, $155 and $4,585, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ...............................   0.60%
Cognitive Value ........................   0.75% on the first $500 million
                                           0.70% on assets over $500 million
Core Equity ............................   0.60%
Enhanced Growth ........................   0.75% on the first $500 million
                                           0.70% on the next $500 million
                                           0.65% on assets over $1 billion
Equity Income * ........................   0.55% on the first $100 million
                                           0.50% on the next $400 million
                                           0.45% on assets over $500 million
Fundamental Equity .....................   0.60%
Geneva Growth * ........................   0.75% on the first $250 million
                                           0.70% on the next $250 million
                                           0.65% on assets over $500 million
Geneva Small Cap Growth ................   1.00% on the first $250 million
                                           0.95% on the next $250 million
                                           0.90% on assets over $500 million
International Opportunities ............   0.95% on the first $250 million
                                           0.90% on the next $250 million
                                           0.85% on the next $500 million
                                           0.80% on assets over $1 billion
Large Cap Growth .......................   0.60%
Large Cap Value ........................   0.60%
NYSE Arca Tech 100 Index * .............   0.50% on the first $50 million
                                           0.30% on the next $200 million
                                           0.25% on the next $250 million
                                           0.20% on assets over $500 million
Small Cap Advantage ....................   0.95%
Small Cap Value ........................   1.00%
Value Momentum .........................   0.60%

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

Capital Growth Allocation ................   0.175%
Diversified Equity Allocation ............   0.175%
Growth & Income Allocation ...............   0.175%
Income Plus Allocation ...................   0.175%
Bond .....................................   0.50%
California Intermediate Tax-Free Bond ....   0.50%
National Intermediate Tax-Free Bond ......   0.50%
Short Term Bond ..........................   0.40%
Wisconsin Tax-Exempt * ...................   0.50% on the first $250 million
                                             0.40% on assets over $250 million
California Tax-Free Money Market .........   0.30%
Diversified Money Market .................   0.30%
Treasury Plus Money Market ...............   0.30%
U.S. Government Money Market .............   0.30%
100% U.S. Treasury Money Market ..........   0.30%

* Prior to June 8, 2009, the adviser to North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) was Ziegler Capital Management, LLC ("Ziegler" or the "Former Adviser"), a wholly owned subsidiary of The Ziegler Companies, Inc. For its services, the Former Adviser was entitled to receive a fee with respect to each Fund, which was calculated daily and paid monthly at an annual rate of the following:

      North Track Equity Income ...............  0.55% on the first $100 million
                                                 0.50% on the next $400 million
                                                 0.45% on assets over $500 million
      North Track Geneva Growth ...............  0.75% on the first $250 million
                                                 0.70% on the next $250 million
                                                 0.65% on assets over $500 million
      North Track NYSE Arca Tech 100 Index ....  0.50% on the first $50 million
                                                 0.30% on the next $200 million
                                                 0.25% on the next $250 million
                                                 0.20% on assets over $500 million
      North Track Wisconsin Tax-Exempt ........  0.50% on the first $250 million
                                                 0.40% on assets over $250 million

For the period from November 1, 2008 through June 7, 2009, the Former Adviser received fees for its services of $54,315 from Equity Income Fund, $664,961 from the Geneva Growth Fund, $382,241 from the NYSE Arca Tech 100 Fund, and $458,424 from the Wisconsin Tax-Exempt Fund, which are included in the Investment Adviser fees on the Statement of Operations.

Effective December 1, 2008, for all funds, except for Equity Income Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, NYSE Arca Tech 100 Index Fund and Wisconsin Tax-Exempt Fund, the Adviser has contractually agreed to reduce its fees throughout the period December 1, 2008 through November 30, 2009 and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as noted below. Effective June 8, 2009, for Equity Income Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, NYSE Arca Tech 100 Index Fund and Wisconsin Tax-Exempt Fund, the Adviser has contractually agreed to reduce its fees throughout the period June 8, 2009 through June 7, 2010 and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                  FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                   SHARES      SHARES    SHARES    SHARES    SHARES    SHARES
                                  ---------   -------   -------   -------   -------   -------
Balanced ......................     0.97%      1.22%     1.82%     1.82%      n/a       n/a
Cognitive Value ...............     1.18       1.43       n/a      2.03      1.03%      n/a
Core Equity ...................     0.95       1.20      1.80      1.80       n/a       n/a
Enhanced Growth ...............     1.16       1.41       n/a      2.01      1.01       n/a
Equity Income .................     0.90       1.15      1.75      1.75       n/a       n/a
Fundamental Equity ............     0.97       1.22       n/a      1.82       n/a       n/a
Geneva Growth .................     1.13       1.38      1.98      1.98       n/a       n/a
Geneva Small Cap Growth .......     1.37       1.62       n/a      2.22       n/a       n/a
International
   Opportunities ..............     1.43       1.58       n/a      2.26      1.26       n/a
Large Cap Growth ..............     0.97       1.22      1.82      1.82       n/a       n/a
Large Cap Value ...............     0.95       1.20      1.80      1.80       n/a       n/a
NYSE Arca Tech 100 Index ......     0.83       1.08      1.68      1.68       n/a       n/a
Small Cap Advantage ...........     1.32       1.57       n/a      2.17       n/a       n/a
Small Cap Value ...............     1.37       1.62      2.22      2.22       n/a       n/a
Value Momentum ................     0.97       1.22      1.82      1.82       n/a       n/a
Capital Growth
   Allocation .................     1.32       1.57       n/a      2.27       n/a       n/a
Diversified Equity
   Allocation .................     1.36       1.61       n/a      2.31       n/a       n/a
Growth & Income
   Allocation .................     1.25       1.50       n/a      2.20       n/a       n/a
Income Plus
   Allocation .................     1.13       1.38       n/a      2.08       n/a       n/a
Bond ..........................     0.77       1.02      1.70      1.45       n/a       n/a
California Intermediate
   Tax-Free Bond ..............     0.52       0.77      1.47      1.22       n/a       n/a
National Intermediate
   Tax-Free Bond ..............     0.50       0.75       n/a       n/a       n/a       n/a
Short Term Bond ...............     0.68       0.93       n/a      1.38       n/a       n/a
Wisconsin Tax-Exempt ..........      n/a       0.90      1.60      1.35       n/a       n/a
California Tax-Free
   Money Market ...............     0.56       0.81       n/a       n/a       n/a      1.06
Diversified Money
   Market .....................     0.55       0.80       n/a       n/a       n/a      1.05
Treasury Plus Money Market ....     0.55       0.80       n/a       n/a       n/a      1.05
U.S. Government
   Money Market ...............     0.55       0.80      1.50      1.25       n/a      1.05
100% U.S. Treasury
   Money Market ...............     0.55       0.80       n/a       n/a       n/a      1.05

n/a -- not applicable

Effective August 1, 2008 through November 30, 2008, the Adviser had contractually agreed to reduce its fees and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                 SHARES      SHARES    SHARES    SHARES    SHARES    SHARES
                                ---------   -------   -------   -------   -------   -------
Balanced ....................     0.97%      1.22%     1.82%     1.82%      n/a       n/a
Cognitive Value .............     1.17       1.42       n/a      2.02      1.02%      n/a
Core Equity .................     0.95       1.20      1.80      1.80       n/a       n/a
Enhanced Growth .............     1.15       1.40       n/a      2.00      1.00       n/a
Fundamental Equity ..........     0.97       1.22       n/a      1.82       n/a       n/a
International
   Opportunities ............     1.42       1.57       n/a      2.27      1.27       n/a
Large Cap Growth ............     0.97       1.22      1.82      1.82       n/a       n/a
Large Cap Value .............     0.95       1.20      1.80      1.80       n/a       n/a
Small Cap Advantage .........     1.32       1.57       n/a      2.17       n/a       n/a
Small Cap Value .............     1.37       1.62      2.22      2.22       n/a       n/a
Value Momentum ..............     0.97       1.22      1.82      1.82       n/a       n/a
Capital Growth
   Allocation ...............     0.33       0.60       n/a      1.30       n/a       n/a

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

                                [GRAPHIC OMITTED]

                                FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                 SHARES      SHARES    SHARES    SHARES    SHARES    SHARES
                                ---------   -------   -------   -------   -------   -------
Diversified Equity
   Allocation ...............     0.36%      0.60%      n/a      1.32%      n/a       n/a
Growth & Income
   Allocation ...............     0.34       0.58       n/a      1.28       n/a       n/a
Income Plus
   Allocation ...............     0.40       0.65       n/a      1.35       n/a       n/a
Bond ........................     0.77       1.02      1.70%     1.45       n/a       n/a
California Intermediate
   Tax-Free Bond ............     0.52       0.77      1.47      1.22       n/a       n/a
National Intermediate
   Tax-Free Bond ............     0.30       0.55       n/a       n/a       n/a       n/a
Short Term Bond .............     0.68       0.93       n/a      1.38       n/a       n/a
California Tax-Free
   Money Market .............     0.55       0.80       n/a       n/a       n/a      1.05%
Diversified Money
   Market ...................     0.55       0.80       n/a       n/a       n/a      1.05
Treasury Plus
   Money Market .............     0.55       0.80       n/a       n/a       n/a      1.05
U.S. Government
   Money Market .............     0.55       0.80      1.50      1.25       n/a      1.05
100% U.S. Treasury
   Money Market .............     0.55       0.80       n/a       n/a       n/a      1.05

n/a -- not applicable/Class is not subject to an expense limitation.

Each Fund's total actual annual operating expense rate for the year/period ended July 31, 2009, was less than the amount shown for such Fund above due to additional waivers/reimbursements by the Administrator described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective June 8, 2009 the Adviser and Ziegler entered into an investment sub-advisory agreement relating to HighMark Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee.

Effective June 8, 2009 the Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to HighMark Geneva Growth Fund and HighMark Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after HighMark Geneva Growth Fund and HighMark Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

Effective June 8, 2009, the Adviser and Ziegler entered into an investment sub-advisory agreement relating to the HighMark NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Prior to June 8, 2009, the fees related to the Licensing Agreement, were reimbursed to the Fund through broker trading commissions.

Effective June 8, 2009, the Adviser and Ziegler entered into an investment sub-advisory agreement relating to HighMark Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 10, 2007, the Administrator and HighMark are parties to an Administration Agreement under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an Administrative Services Agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the period, the Administrator voluntarily waived such portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund which provided investors with a higher yield during the period.

Prior to June 8, 2009, the Administrator for North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and the North Track Wisconsin Tax-Exempt Fund (predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) was B.C. Ziegler and Company ("BCZ" or the "Former Administrator"), a wholly owned subsidiary of The Ziegler Companies, Inc.. For its services, the Former Administrator was entitled to receive a monthly fee with respect to each Fund based on 0.10% of the Fund's average daily net assets. For the period from November 1, 2008 through June 7, 2009, the Former Administrator received fees for its services of $290,897, which are included in the Administrative fees on the Statement of Operations.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income Funds and Money Market Funds, pursuant to a separate agreement with the Administrator, PNC Global Investment Servicing (U.S.) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. Prior to December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income and Money Market Funds, pursuant to a separate agreement with SEI Investments Global Funds Services (the "Former Sub-Administrator"), the Former Sub-Administrator performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the year ended July 31, 2009, the Sub-Administrator earned sub-administration fees in the amount of $2,053,209.

As part of the Administration Agreement, the Administrator is responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by HighMark Funds. These expenses are included in "Reduction of Expenses by the Administrator" on the Statement of Operations.

Certain officers and Interested Trustees of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services. All transfer agency related expenses are allocated pro rata amongst all of the Funds based on their respective net assets.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of PFPC

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                                [GRAPHIC OMITTED]

Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Short Term Bond Fund, the Wisconsin Tax-Exempt Fund and the U.S. Government Money Market Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to December 1, 2008, PFPC Distributors, Inc. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated January 1, 2008. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the same fee structure described above.

Prior to June 8, 2009, the North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and the North Track Wisconsin Tax-Exempt Fund (predecessor funds to the HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) had adopted a Rule 12b-1 Distribution Plan (the "Former Plan") with respect to Class A, Class B, Class C and Class R shares and had entered into a Distribution Agreement with BCZ (the "Former Distributor"). The Funds made payments to the Former Distributor at an annual rate of 0.25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the Former Plan. The payments provided compensation for distribution and shareholding servicing expense which included, but are not limited to payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds. Class R Shares were exchanged for Class A Shares on June 8, 2009.

For the year/period ended July 31, 2009, the Distributor, Prior Distributor and Former Distributor earned distribution fees in the amounts of $5,257,246, $3,386,008, and $881,812, respectively, which are included in the Distribution Fees on the Statements of Operations.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 1.00% of the distribution fee attributable to Class C Shares up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the year ending July 31, 2009. The Distributor waived the following amounts during the period:

FUND                                              CLASS A    CLASS B   CLASS C    CLASS S
-------------------------                        ---------   -------   -------   ---------
California Tax Free Money Market ..........      $ 152,836       N/A       N/A   $  26,878
Diversified Money Market ..................             --       N/A       N/A       4,024
Treasury Plus Money Market ................         15,858       N/A       N/A          --
U.S. Government Money Market ..............         76,201     1,046     1,329     398,303
100% U.S. Treasury Money Market ...........        348,855       N/A       N/A     566,914

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year/period ended July 31, 2009. For the year ended July 31, 2009, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $4,117,389, which is included in shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                         CLASS A
                                                                         SHARES*
                                                                         -------
Balanced ..........................................................       5.50%
Cognitive Value ...................................................       5.50
Core Equity .......................................................       5.50
Enhanced Growth ...................................................       5.50
Equity Income .....................................................       5.50
Fundamental Equity ................................................       5.50
Geneva Growth .....................................................       5.50
Geneva Small Cap Growth ...........................................       5.50
International Opportunities .......................................       5.50
Large Cap Growth ..................................................       5.50
Large Cap Value ...................................................       5.50
NYSE Arca Tech 100 Index ..........................................       5.50
Small Cap Advantage ...............................................       5.50
Small Cap Value ...................................................       5.50
Value Momentum ....................................................       5.50
Capital Growth Allocation .........................................       5.50
Diversified Equity Allocation .....................................       5.50
Growth & Income Allocation ........................................       5.50
Income Plus Allocation ............................................       4.50
Bond ..............................................................       2.25
California Intermediate Tax-Free Bond .............................       2.25
National Intermediate Tax-Free Bond ...............................       2.25
Short Term Bond ...................................................       2.25
Wisconsin Tax-Exempt ..............................................       2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                YEARS SINCE                   CONTINGENT DEFERRED
               PURCHASE MADE                      SALES CHARGE
               --------------------------------------------------
                 First ....................             5%
                 Second ...................             4%
                 Third ....................             3%
                 Fourth ...................             3%
                 Fifth ....................             2%
                 Sixth ....................             1%
                 Seventh and Following ....          None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2009 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $  10,169,885   $  13,166,326
Cognitive Value ................................     103,866,170     102,323,518
Core Equity ....................................      29,146,979      46,936,715
Enhanced Growth ................................      20,061,781      50,898,799
Equity Income ..................................       5,307,445       7,714,249
Fundamental Equity .............................      17,968,656       4,695,072
Geneva Growth ..................................      42,530,117      35,976,228
Geneva Small Cap Growth ........................       3,654,837         232,336
International Opportunities ....................     284,420,078     319,727,785
Large Cap Growth* ..............................      47,310,470      58,396,988
Large Cap Value* ...............................     115,726,427     110,886,916
NYSE Arca Tech 100 Index .......................      18,121,663      49,636,201
Small Cap Advantage ............................      14,206,405      12,332,859
Small Cap Value ................................      30,548,118      54,848,953
Value Momentum* ................................      50,669,505      81,517,726
Capital Growth Allocation ......................      19,554,709      29,787,852
Diversified Equity Allocation ..................       4,266,938       2,692,047
Growth & Income Allocation .....................      27,081,967      35,814,580
Income Plus Allocation .........................       7,565,242       5,973,848
Bond ...........................................     120,993,085      98,668,596
California Intermediate Tax-Free Bond ..........      38,478,437      15,264,934
National Intermediate Tax-Free Bond ............      46,844,912      25,993,700
Short Term Bond ................................      26,492,808      19,127,622
Wisconsin Tax-Exempt ...........................      13,015,346      28,404,550

* The cost of purchases excludes securities received from the Reorganization (see Note 10).

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed Income Funds for the year ended July 31, 2009 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $     423,670   $   2,343,647
Bond ...........................................      14,366,821      97,665,136
Short Term Bond ................................       3,384,787       6,545,498

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                                      CAPITAL GROWTH ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS       AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     226,695   $   735,005   $   (309,157)  $     9,825
Core Equity ....................       1,066,842     7,384,371     (1,332,300)      146,127
Enhanced Growth ................         872,338     1,004,893       (324,844)           --
Fundamental Equity .............       5,879,607     1,669,040       (445,914)       24,995
Geneva Growth ..................         507,465            --             --            --
International Opportunities ....       1,290,621     4,464,670     (1,464,595)       93,058
Large Cap Growth ...............         234,183     5,661,463     (1,100,726)       35,014
Large Cap Value ................       2,578,884     1,461,467       (371,478)       84,038
Small Cap Advantage ............       2,111,528     2,744,723     (1,132,999)        6,105
Small Cap Value ................         492,042       690,884       (348,856)       14,924
Value Momentum .................         822,794     7,166,586     (2,359,247)       49,563
Bond ...........................          27,253       648,202        (10,583)        3,851
Short Term Bond ................       1,634,810     3,901,787        (15,530)      106,181
Diversified Money Market .......       7,475,173     7,666,553             --         4,803
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  25,220,235   $45,199,644   $ (9,216,229)  $   578,484
                                   =============   ===========   ============   ===========

                                   DIVERSIFIED EQUITY ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS       AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $      68,609   $    65,140   $    (23,341)  $       917
Core Equity ....................         662,123       978,527       (315,687)       19,173
Enhanced Growth ................         166,784       123,755        (35,860)           --
Fundamental Equity .............         851,736       199,120        (49,129)        2,539
Geneva Growth ..................          85,713            --             --            --
International Opportunities ....         413,794       571,583       (238,226)        8,413
Large Cap Growth ...............         290,839       689,257       (198,282)        2,899
Large Cap Value ................         543,336       116,725        (45,279)        9,135
Small Cap Advantage ............         496,364       335,577       (134,707)          576
Small Cap Value ................          98,549        61,349        (29,463)        1,423
Value Momentum .................         291,327       753,208       (254,381)        6,386
Diversified Money Market .......       2,121,870     2,107,121             --           240
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $   6,091,044   $ 6,001,362   $ (1,324,355)  $    51,701
                                   =============   ===========   ============   ===========

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                                [GRAPHIC OMITTED]

                                      GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS       AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     292,037   $   681,729   $   (308,065)  $     8,368
Core Equity ....................       2,314,552     7,102,506     (1,842,027)      112,812
Enhanced Growth ................         735,142       785,440       (246,030)           --
Fundamental Equity .............       4,694,928     1,769,180       (493,016)       19,348
Geneva Growth ..................         448,494            --             --            --
International Opportunities ....       2,175,538     4,787,345     (1,740,905)       80,478
Large Cap Growth ...............         775,893     4,758,034       (993,494)       30,235
Large Cap Value ................       2,865,773     2,036,775       (604,874)       71,905
Small Cap Advantage ............       2,722,291     3,576,458     (1,524,456)        5,188
Small Cap Value ................         579,968       787,040       (384,733)       12,741
Value Momentum .................       1,267,720     5,890,031     (2,098,132)       38,029
Bond ...........................       2,325,863     4,970,904       (103,359)      174,527
Short Term Bond ................       3,700,306     7,365,906        (18,818)      249,100
Diversified Money Market .......      12,302,538    12,622,551             --            --
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  37,201,043   $57,133,899   $(10,357,909)  $   802,731
                                   =============   ===========   ============   ===========

                                      INCOME PLUS ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS       AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $      76,420   $    92,687   $    (34,658)  $       802
Core Equity ....................         826,711     1,184,137       (395,026)       15,021
Enhanced Growth ................          92,929        72,828        (20,537)           --
Fundamental Equity .............         719,506       306,240        (84,803)        2,274
Geneva Growth ..................          39,762            --             --            --
International Opportunities ....         150,093       299,524       (103,946)        2,836
Large Cap Growth ...............         510,261       817,020       (228,588)        3,876
Large Cap Value ................         604,661       387,919       (144,804)        8,600
Small Cap Advantage ............         506,647       440,357       (156,258)          523
Small Cap Value ................          86,478        72,814        (30,942)        1,229
Value Momentum .................         367,681       722,933       (258,515)        5,614
Bond ...........................       1,182,851     1,197,315        (29,517)       74,818
Short Term Bond ................       1,904,389     1,652,482        (13,315)      100,853
Diversified Money Market .......       4,364,540     4,309,670             --         4,635
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  11,432,929   $11,555,926   $ (1,500,909)  $   221,081
                                   =============   ===========   ============   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

HighMark has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, A CLARIFICATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2009) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Permanent differences primarily attributable to net operating losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                           UNDISTRIBUTED    UNDISTRIBUTED
                                           NET INVESTMENT   NET REALIZED      PAID-IN
                                               INCOME           GAIN          CAPITAL
                                           --------------   -------------   -----------
Balanced ...............................     $   (1,648)    $     1,648     $        --
Cognitive Value ........................             --               1              (1)
Enhanced Growth ........................         61,741         (61,722)            (19)
Equity Income ..........................         11,325          (1,961)         (9,364)
Fundamental Equity .....................            500              --            (500)
Geneva Growth ..........................      1,316,380              --      (1,316,380)
Geneva Small Cap Growth ................          3,545              --          (3,545)
International Opportunities ............        831,668        (831,668)             --
Large Cap Growth .......................             --      (2,054,135)      2,054,135
Large Cap Value ........................             --      (3,613,360)      3,613,360
NYSE Arca Tech 100 Index ...............        391,262              (2)       (391,260)
Small Cap Value ........................           (833)            832               1
Value Momentum .........................           (411)     (2,620,462)      2,620,873
Capital Growth Allocation ..............         53,883         (53,883)             --
Diversified Equity Allocation ..........          5,480          (5,480)             --
Growth & Income Allocation .............         42,192         (42,192)             --
Income Plus Allocation .................          4,483          (4,483)
Bond ...................................       (160,232)        160,232              --
National Intermediate Tax-Free Bond ....           (598)            598              --
Short Term Bond ........................         (2,636)          2,636              --
Wisconsin Tax-Exempt ...................             --       1,235,805      (1,235,805)
California Tax-Free Money Market .......            301            (301)             --
Diversified Money Market ...............         10,857         (10,857)             --
Treasury Plus Money Market .............          6,796              --          (6,796)

These reclassifications have no effect on net assets or net asset value per share of the Funds.

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2009 and July 31, 2008 (unless otherwise indicated) were as follows:

                                                            LONG-TERM    RETURN
                                   TAX-EXEMPT   ORDINARY     CAPITAL       OF
                                     INCOME      INCOME        GAIN      CAPITAL      TOTAL
                                   ----------   ---------   ----------   -------   -----------
Balanced
   2009 ........................   $       --   $ 439,996   $       --   $    --   $   439,996
   2008 ........................           --     934,500    3,147,282        --     4,081,782
Cognitive Value
   2009 ........................           --     837,914           --        --       837,914
   2008 ........................           --   6,087,369    6,418,924        --    12,506,293
Core Equity
   2009 ........................           --   1,310,835           --        --     1,310,835
   2008 ........................           --   1,733,115    4,583,567        --     6,316,682
Equity Income
   2009* .......................           --     371,101           --    12,826       383,927
   10/31/08 ....................           --     765,646    1,216,630        --     1,982,276
   10/31/07 ....................           --   1,208,969      554,797        --     1,763,766
Fundamental Equity
   2009 (1) ....................           --      49,156           --        --        49,156
Geneva Growth
   2009* .......................           --          --           --        --            --
   10/31/08 ....................           --          --   13,425,999        --    13,425,999
   10/31/07 ....................           --          --      939,043        --       939,043
International Opportunities
   2009 ........................           --   4,221,502    5,426,417        --     9,647,919
   2008 ........................           --   8,361,480   12,638,486        --    20,999,966
Large Cap Growth
   2009 ........................           --     485,371           --        --       485,371
   2008 ........................           --     645,788           --        --       645,788
Large Cap Value
   2009 ........................           --   3,120,165           --        --     3,120,165
   2008 ........................           --   4,771,580   21,188,728        --    25,960,308
NYSE Arca Tech 100 Index
   2009* .......................           --          --           --        --            --
   10/31/08 ....................           --          --           --        --            --
   10/31/07 ....................           --          --           --        --            --
Small Cap Advantage
   2009 ........................           --      34,252           --        --        34,252
   2008 ........................           --     373,281           --        --       373,281
Small Cap Value
   2009 ........................           --   2,472,276           --        --     2,472,276
   2008 ........................           --   7,886,554   31,949,288        --    39,835,842
Value Momentum
   2009 ........................           --   6,742,131   16,417,048        --    23,159,179
   2008 ........................           --   8,018,880   68,992,262        --    77,011,142
Capital Growth Allocation
   2009 ........................           --     307,547    3,314,579        --     3,622,126
   2008 ........................           --     830,703    2,876,290        --     3,706,993

                                                               LONG-TERM
                                   TAX-EXEMPT     ORDINARY      CAPITAL
                                     INCOME        INCOME        GAIN          TOTAL
                                   ----------   -----------   -----------   -----------
Diversified Equity Allocation
   2009 ........................   $       --   $     6,309   $    85,979   $    92,288
   2008 ........................           --        44,861        49,404        94,265
Growth & Income Allocation
   2009 ........................           --       578,942     2,602,200     3,181,142
   2008 ........................           --     1,123,280     1,861,253     2,984,533
Income Plus Allocation
   2009 ........................           --       189,876       265,889       455,765
   2008 ........................           --       263,793       222,575       486,368
Bond
   2009 ........................           --    15,498,369            --    15,498,369
   2008 ........................           --    18,743,832            --    18,743,832
California Intermediate
   Tax-Free Bond
   2009 ........................    4,501,546            --       234,391     4,735,937
   2008 ........................    4,196,912            --       156,668     4,353,580
National Intermediate
   Tax-Free Bond
   2009 ........................    2,570,616            --        56,500     2,627,116
   2008 ........................    2,633,003            --        35,241     2,668,244
Short Term Bond
   2009 ........................           --     1,988,865            --     1,988,865
   2008 ........................           --     2,376,636            --     2,376,636
Wisconsin Tax-Exempt
   2009* .......................    3,925,130        24,020            --     3,949,150
   10/31/08 ....................           --     5,894,078            --     5,894,078
   10/31/07 ....................           --     5,781,133            --     5,781,133
California Tax-Free
   Money Market
   2009 ........................   12,357,513        60,135            --    12,417,648
   2008 ........................   18,921,011           314            --    18,921,325
Diversified Money Market
   2009 ........................           --    47,718,812            --    47,718,812
   2008 ........................           --   118,751,093            --   118,751,093
Treasury Plus Money Market
   2009 (2) ....................           --       258,914            --       258,914
U.S. Government Money Market
   2009 ........................           --     8,075,912            --     8,075,912
   2008 ........................           --    23,477,753            --    23,477,753
100% U.S. Treasury Money Market
   2009 ........................           --     1,599,214            --     1,599,214
   2008 ........................           --    17,703,720            --    17,703,720

*     For nine month period ended July 31, 2009.

(1)   Commenced operations on August 1, 2008.

(2)   Commenced operations on August 14, 2008.

Amounts designated as "--" are $0.

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

                                [GRAPHIC OMITTED]

As of July 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                 ORDINARY        TAX-EXEMPT      LONG-TERM         LOSS
                                                  INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $      16,345   $           --   $          --   $  (1,403,955)
Cognitive Value ...........................         293,873               --              --     (11,097,315)
Core Equity ...............................          44,476               --              --     (11,755,376)
Enhanced Growth ...........................         108,290               --              --      (5,373,250)
Equity Income .............................              --               --              --      (9,255,968)
Fundamental Equity ........................          41,661               --              --        (541,162)
Geneva Growth .............................              --               --              --     (13,239,549)
Geneva Small Cap Growth ...................              --               --              --          (2,286)
International Opportunities ...............       5,340,127               --              --     (38,473,422)
Large Cap Growth ..........................         712,154               --              --    (138,391,917)
Large Cap Value ...........................          55,034               --              --     (24,899,893)
NYSE Arca Tech 100 Index ..................              --               --              --    (129,604,343)
Small Cap Advantage .......................          96,898               --              --      (5,150,356)
Small Cap Value ...........................         417,512               --              --              --
Value Momentum ............................          61,606               --              --      (7,905,113)
Capital Growth Allocation .................          80,762               --              --      (2,232,328)
Diversified Equity Allocation .............          11,203               --              --        (353,570)
Growth & Income Allocation ................         104,850               --              --        (936,922)
Income Plus Allocation ....................          12,777               --              --        (112,063)
Bond ......................................         144,061               --              --      (2,285,521)
California Intermediate Tax-Free Bond .....              --           15,062         274,524              --
National Intermediate Tax-Free Bond .......              --            6,965              --              --
Short Term Bond ...........................          18,139               --              --          (9,428)
Wisconsin Tax-Exempt ......................              --           96,874              --        (210,792)
California Tax-Free Money Market ..........          49,628           13,235              --              --
Diversified Money Market ..................         951,559               --              --              --
Treasury Plus Money Market ................          17,733               --              --              --
U.S. Government Money Market ..............         168,206               --              --         (27,860)
100% U.S. Treasury Money Market ...........           7,344               --              --        (116,947)

                                                                                                   TOTAL
                                                                                               DISTRIBUTABLE
                                                  POST-         UNREALIZED         OTHER          EARNINGS
                                                 OCTOBER       APPRECIATION      TEMPORARY      (ACCUMULATED
                                                 LOSSES       (DEPRECIATION)    DIFFERENCES        LOSSES)
                                              ------------    --------------   -------------   -------------
Balanced ..................................   $  (1,899,589)  $    1,321,340   $          --   $  (1,965,859)
Cognitive Value ...........................     (22,411,092)       4,164,499              --     (29,050,035)
Core Equity ...............................     (13,541,143)      (9,226,602)             --     (34,478,645)
Enhanced Growth ...........................     (15,855,039)       8,773,333              --     (12,346,666)
Equity Income .............................              --       (1,804,454)             --     (11,060,422)
Fundamental Equity ........................      (1,255,782)        (388,079)             --      (2,143,362)
Geneva Growth .............................              --       28,651,147              --      15,411,598
Geneva Small Cap Growth ...................              --          160,142              --         157,856
International Opportunities ...............     (52,625,078)      34,453,460              --     (51,304,913)
Large Cap Growth ..........................      (7,925,942)       1,744,066              --    (143,861,639)
Large Cap Value ...........................     (39,349,751)     (11,020,934)             --     (75,215,544)
NYSE Arca Tech 100 Index ..................              --        6,766,583              --    (122,837,760)
Small Cap Advantage .......................      (7,093,893)        (928,919)             --     (13,076,270)
Small Cap Value ...........................     (27,361,273)     (31,720,749)             --     (58,664,510)
Value Momentum ............................     (17,690,649)      (6,855,270)             --     (32,389,426)
Capital Growth Allocation .................      (4,239,512)     (14,273,122)             --     (20,664,200)
Diversified Equity Allocation .............        (110,974)      (1,355,433)             --      (1,808,774)
Growth & Income Allocation ................      (3,711,475)     (10,387,115)             --     (14,930,662)
Income Plus Allocation ....................         (97,525)        (724,899)             --        (921,710)
Bond ......................................              --        5,755,170              --       3,613,710
California Intermediate Tax-Free Bond .....              --        4,943,273              --       5,232,859
National Intermediate Tax-Free Bond .......              --        3,002,544              --       3,009,509
Short Term Bond ...........................        (272,759)         931,414              --         667,366
Wisconsin Tax-Exempt ......................              --       (1,526,093)             --      (1,640,011)
California Tax-Free Money Market ..........              --               --         (12,934)         49,929
Diversified Money Market ..................              --               --        (874,644)         76,915
Treasury Plus Money Market ................              --               --         (10,937)          6,796
U.S. Government Money Market ..............              (1)              --        (168,207)        (27,862)
100% U.S. Treasury Money Market ...........              --          (70,995)         (7,344)       (187,942)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                 2010     2011       2012        2013      2014     2015       2016          2017         TOTAL
                                ------   ------   ----------   --------   ------   ------   ----------   -----------   ------------
Balanced ....................   $   --   $   --   $       --   $     --   $   --   $   --   $       --   $ 1,403,955   $  1,403,955
Cognitive Value .............       --       --           --         --       --       --           --    11,097,315     11,097,315
Core Equity .................       --       --           --         --       --       --      568,503    11,186,873     11,755,376
Enhanced Growth .............       --       --    2,550,850    761,621       --       --           --     2,060,779      5,373,250
Equity Income ...............       --       --           --         --       --       --    5,433,932     3,822,036      9,255,968
Fundamental Equity ..........       --       --           --         --       --       --           --       541,162        541,162
Geneva Growth ...............       --       --           --         --       --       --    8,991,414     4,248,135     13,239,549
Geneva Small Cap Growth .....       --       --           --         --       --       --           --         2,286          2,286
International
   Opportunities ............       --       --           --         --       --       --           --    38,473,422     38,473,422

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                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

                                                   2010           2011          2012         2013         2014
                                               ------------   ------------   -----------   --------   ------------
Large Cap Growth ........................      $ 88,156,404   $ 39,025,017   $        --   $     --   $         --
Large Cap Value .........................                --             --            --         --             --
NYSE Arca Tech 100 Index ................                --        161,205            --         --     59,806,748
Small Cap Advantage .....................                --             --            --         --             --
Value Momentum ..........................                --             --            --         --         16,755*
Capital Growth Allocation ...............                --             --            --         --             --
Diversified Equity Allocation ...........                --             --            --         --             --
Growth & Income Allocation ..............                --             --            --         --             --
Income Plus Allocation ..................                --             --            --         --             --
Bond ....................................                --             --     2,285,521         --             --
Short Term Bond .........................                --             --            --         --             --
Wisconsin Tax-Exempt ....................                --             --            --         --             --
U.S. Government Money Market ............            11,280         14,850            --      1,112            618
100% U.S. Treasury Money Market .........                --         88,793            --         --             --

                                                   2015            2016            2017            TOTAL
                                               ------------    ------------    ------------    -------------
Large Cap Growth ........................      $         --    $    943,708*   $ 10,266,788    $ 138,391,917
Large Cap Value .........................         2,415,678*        393,275*     22,090,940       24,899,893
NYSE Arca Tech 100 Index ................        38,357,084      14,282,341      16,996,965      129,604,343
Small Cap Advantage .....................                --         767,062       4,383,294        5,150,356
Value Momentum ..........................           747,348*      1,061,013*      6,079,997        7,905,113
Capital Growth Allocation ...............                --              --       2,232,328        2,232,328
Diversified Equity Allocation ...........                --              --         353,570          353,570
Growth & Income Allocation ..............                --              --         936,922          936,922
Income Plus Allocation ..................                --              --         112,063          112,063
Bond ....................................                --              --              --        2,285,521
Short Term Bond .........................             9,428              --              --            9,428
Wisconsin Tax-Exempt ....................                --              --         210,792          210,792
U.S. Government Money Market ............                --              --              --           27,860
100% U.S. Treasury Money Market .........            16,174          11,980              --          116,947

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

*     Capital loss carryforward amount was inherited from Merging Fund (see note
      10) and may be subject to IRS limitations in a given year.

During the year ended July 31, 2009, capital loss carryforwards that were utilized and/or expired are as follows:

Large Cap Value ......................      $  12,477,810
Bond .................................          1,431,699
Short Term Bond ......................             22,331
Wisconsin Tax-Exempt .................          1,235,804
U.S. Government Money Market .........              4,810
100% U.S. Treasury Money Market ......             62,102

At July 31, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                         NET
                                                      FEDERAL                                       APPRECIATION
                                                      TAX COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                  ---------------   ------------   -------------   --------------
Balanced ...................................      $    20,874,229   $  2,580,446   $  (1,259,106)  $    1,321,340
Cognitive Value ............................           65,924,468      8,994,033      (4,829,534)       4,164,499
Core Equity ................................           72,636,593      4,533,401     (13,760,003)      (9,226,602)
Enhanced Growth ............................           60,376,025     15,794,407      (7,021,074)       8,773,333
Equity Income ..............................           18,837,338        957,068      (2,761,522)      (1,804,454)
Fundamental Equity .........................           12,072,367        571,137        (959,216)        (388,079)
Geneva Growth ..............................          144,705,758     35,109,031      (6,457,884)      28,651,147
Geneva Small Cap Growth ....................            3,459,482        231,399         (71,257)         160,142
International Opportunities ................          199,581,734     39,845,982      (5,397,262)      34,448,720
Large Cap Growth ...........................           91,259,736      6,779,659      (5,035,593)       1,744,066
Large Cap Value ............................          196,393,966     13,672,202     (24,693,136)     (11,020,934)
Nyse Arca Tech 100 Index ...................          185,344,260     49,440,392     (42,673,809)       6,766,583
Small Cap Advantage ........................           22,694,301      2,724,810      (3,653,729)        (928,919)
Small Cap Value ............................          130,907,512      8,257,390     (39,978,139)     (31,720,749)
Value Momentum .............................          320,521,465     41,941,779     (48,797,049)      (6,855,270)
Capital Growth Allocation ..................           52,383,195        275,599     (14,548,721)     (14,273,122)
Diversified Equity Allocation ..............            7,161,113        132,014      (1,487,447)      (1,355,433)
Growth & Income Allocation .................           49,266,929        717,468     (11,104,583)     (10,387,115)
Income Plus Allocation .....................           10,523,415        762,165      (1,487,064)        (724,899)
Bond .......................................          324,059,658     16,598,121     (10,842,951)       5,755,170
California Intermediate Tax-Free Bond ......          144,273,385      5,252,175        (308,902)       4,943,273
National Intermediate Tax-Free Bond ........           90,109,321      3,103,284        (100,740)       3,002,544
Short Term Bond ............................           62,972,370      1,493,730        (562,316)         931,414
Wisconsin Tax-Exempt .......................          149,077,405      2,936,865      (4,462,958)      (1,526,093)
California Tax-Free Money Market ...........          987,958,612             --              --               --
Diversified Money Market ...................        3,510,344,396             --              --               --
Treasury Plus Money Market .................          153,104,329             --              --               --
U.S. Government Money Market ...............        1,098,228,055             --              --               --
100% U.S. Treasury Money Market ............          736,413,577             --         (70,995)         (70,995)

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6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2009, these fees totaled $49,869. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected as a reduction to interest income in the Statements of Operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the Statements of Assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2009, and the income generated from the program during the year ended July 31, 2009, with respect to such loans are as follows:

                                  MARKET VALUE       MARKET     INCOME RECEIVED
                                  OF SECURITIES     VALUE OF    FROM SECURITIES
                                      LOANED       COLLATERAL       LENDING
                                  -------------   -----------   ---------------
Balanced ......................   $          --   $        --   $         1,050
Cognitive Value ...............              --            --            15,819
Core Equity ...................              --            --               697
Enhanced Growth ...............              --            --            18,142
International Opportunities ...      23,425,630    23,997,766           200,145
Large Cap Growth ..............              --            --             2,925
Large Cap Value ...............              --            --            44,801
Small Cap Advantage ...........              --            --             8,234
Small Cap Value ...............      22,057,624    22,893,936           158,675
Value Momentum ................              --            --            15,705
Bond ..........................              --            --            47,250
Short Term Bond ...............              --            --             2,352

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OTHER (UNAUDITED)

At July 31, 2009, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
Balanced ...........................................         2          32%
Cognitive Value ....................................         1          15%
Core Equity ........................................         2          62%
Enhanced Growth ....................................         1          15%
Equity Income ......................................        --          --
Fundamental Equity .................................         3          85%
Geneva Growth ......................................         2          33%
Geneva Small Cap Growth ............................         3          93%
International Opportunities ........................         2          22%
Large Cap Growth ...................................         2          38%
Large Cap Value ....................................         1          27%
NYSE Arca Tech 100 Index ...........................         1          25%
Small Cap Advantage ................................         3          80%
Small Cap Value ....................................         1          28%
Value Momentum .....................................         2          41%
Capital Growth Allocation ..........................        --          --
Diversified Equity Allocation ......................        --          --
Growth & Income Allocation .........................        --          --
Income Plus Allocation .............................        --          --
Bond Fund ..........................................         3          63%
California Intermediate Tax Free ...................         1          40%
National Intermediate Tax Free .....................         2          62%
Short Term Bond Fund ...............................         1          34%
Wisconsin Tax-Exempt ...............................        --          --
California Tax Free Money Market ...................         2          96%
Diversified Money Market ...........................         2          81%
Treasury Plus Money Market .........................         1          91%
US Government Money Market .........................         2          93%
100% US Treasury Money Market ......................         2          81%

9. LINE OF CREDIT

Prior to the reorganization (see Note 10), the North Track Funds, Inc. ("North Track") had a line of credit of $15,000,000 which terminated on June 7, 2009. Each of the North Track Fund's borrowings, by investment restriction, could not exceed 10% of the total net assets excluding the borrowed amounts. Borrowings under the arrangement bore interest approximating the then current prime rate. Each of the North Track Fund's policies allowed borrowings only for temporary or emergency purposes.

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2009

For the Reorganizing Funds (as defined below) that utilized the line of credit during the period from November 1, 2008 through June 7, 2009, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, included on the Statements of Operations, allocated to each of the Reorganizing Funds for use of the line of credit were as follows:

                                     AVERAGE DAILY   WEIGHTED AVERAGE   INTEREST
REORGANIZING FUND                    LOAN BALANCE     INTEREST RATE     EXPENSE
------------------------             -------------   ----------------   --------
Equity Income                          $ 88,538           3.40%         $   344
Geneva Growth                           233,167           4.00%             155
NYSE Arca Tech 100 Index                309,217           3.43%           1,359

10. FUND REORGANIZATIONS

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Dow Jones U.S. Financial 100 Plus Fund, North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Large Cap Equity Fund and the North Track S&P 100 Index Fund (the "Merging Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Merging Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class A, B and C shares of the corresponding HighMark Fund as noted below. The consummation of the reorganizations took place on June 8, 2009.

                                                            CLASS A    CLASS A   CLASS B   CLASS B   CLASS C   CLASS C
                                                            SHARES    NET ASSET  SHARES   NET ASSET  SHARES   NET ASSET
MERGING FUNDS                           HIGHMARK FUNDS      ISSUED      VALUE    ISSUED     VALUE    ISSUED     VALUE
----------------------------------  ---------------------  ---------  ---------  -------  ---------  -------  ----------
North Track Dow Jones
   U.S. Financial 100 Plus Fund*    Large Cap Value Fund     591,957  $    9.01  181,615  $    8.85  180,087  $    8.82
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund*  Large Cap Growth Fund  1,330,400       7.39  544,752       6.90  457,217       6.89
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund      466,026      11.53      N/A        N/A   66,628      11.25
------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund*     Value Momentum Fund    4,665,352      11.53  362,746      11.29  139,547      11.25

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares of the corresponding HighMark Funds.

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUNDS                           HIGHMARK FUNDS                           CLASS A   CLASS B   CLASS C   CLASS R*
----------------------------------  ---------------------                        -------  ---------  -------  ----------
North Track Dow Jones
   U.S. Financial 100 Plus Fund     Large Cap Value Fund                          0.5041     0.5160   0.5132     0.5134
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund   Large Cap Growth Fund                         1.1684     1.1855   1.1872     1.1536
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund                           0.5813        N/A   0.5968        N/A
------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund      Value Momentum Fund                           2.0400     2.0662   2.0766     2.0262

* Class R shares were exchanged for Class A shares of the corresponding HighMark Funds.

The following information relates to the Merging and the corresponding HighMark Funds immediately prior to and immediately after the consummation of the reorganization:

                                                                                                SHARES       UNREALIZED
REORGANIZING FUND/HIGHMARK FUND                                                  NET ASSETS   OUTSTANDING     APP/(DEP)
----------------------------------------------------                           ------------   -----------   -----------
North Track Dow Jones U.S. Financial 100 Plus Fund (before reorganization)     $  8,530,910     1,876,550   $(3,344,572)
HighMark Large Cap Value Fund (before reorganization)                           168,743,013    18,770,117           N/A
HighMark Large Cap Value Fund (after reorganization)                            177,273,923    19,723,776           N/A
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones U.S. Health Care 100 Plus Fund (before reorganization)     16,747,703     1,983,448     2,446,629
HighMark Large Cap Growth Fund (before reorganization)                           76,090,193    10,163,698           N/A
HighMark Large Cap Growth Fund (after reorganization)                            92,837,896    12,496,067           N/A
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund (before reorganization)                         6,124,511       913,306    (1,154,725)
North Track S&P 100 Index Fund (before reorganization)                           59,476,208     2,529,764    13,529,018
HighMark Value Momentum Fund (before reorganization)                            239,015,858    20,678,587           N/A
HighMark Value Momentum Fund (after reorganization)                             304,616,577    26,378,886           N/A
------------------------------------------------------------------------------------------------------------------------

HighMark Capital Management reimbursed the funds for trading costs associated with the restructuring of portfolios in connection with the reorganizations.

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

                                [GRAPHIC OMITTED]

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding HighMark Fund as noted below. The HighMark Funds listed below were created in anticipation of the reorganizations. The consummation of the reorganizations took place on June 8, 2009. The information in the financial statements and financial highlights of the Reorganizing Funds for periods prior to June 8, 2009 are included in this report as part of the financial statements and financial highlights of the corresponding HighMark Funds below (refer to statements for specific periods covered). The fiscal year end of the "Reorganizing Funds" was October 31. The fiscal year end of the successor HighMark Funds is July 31.

                                                                                             SHARES
REORGANIZING FUNDS                                 HIGHMARK FUNDS            NET ASSETS    OUTSTANDING
-----------------------------               -----------------------------   ------------   -----------
North Track Equity Income Fund*             Equity Income Fund              $ 16,679,360     2,527,451
------------------------------------------------------------------------------------------------------
North Track Geneva Growth Fund*             Geneva Growth Fund               172,638,318    12,096,812
------------------------------------------------------------------------------------------------------
North Track NYSE Arca Tech 100 Index Fund*  NYSE Arca Tech 100 Index Fund    181,294,731     8,806,173
------------------------------------------------------------------------------------------------------
North Track Wisconsin Tax-Exempt Fund       Wisconsin Tax-Exempt Fund        152,122,931    15,111,697

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding HighMark Fund.

11. TEMPORARY GUARANTEE PROGRAM

On October 3, 2008, the Board of Trustees of HighMark Funds (the "Board") approved the participation of each of the Money Market Funds (the "Participating Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program (the "Program") for money market funds. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if a Participating Fund's net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. At the initial time of offering, ESF assets were approximately $50 billion. The U.S. Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Each Participating Fund incurred the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participating in the Program ranges from 0.01% to 0.015%.

The Treasury has twice extended the Program from December 1, 2008 through April 30, 2009 (the "Extension Period") and from May 1, 2009 through September 18, 2009.

The following table represents the expense charged to each Participating Fund for the year ended July 31, 2009:

                                          AMOUNT
                                          CHARGED   EXPENSE RATIO
                                        ----------  -------------
California Tax-Free Money Market ....   $  434,642       0.035%
Diversified Money Market ............    1,260,317       0.037%
Treasury Plus Money Market ..........            6       0.000%
U.S. Government Money Market ........      259,900       0.026%
100% U.S. Treasury Money Market .....      271,166       0.035%

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

                            [HIGHMARK FUNDS LOGO](R)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2009

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through September 25, 2009, the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective August 1, 2009, the Custodian will receive a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund which pays a fee based on transactions and assets at the same or reduced rates.

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

                                [GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of HighMark Funds (the "Funds") comprising the Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, Wisconsin Tax-Exempt Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund as of July 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each period ended on or before September 30, 2005 of Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund were audited by other auditors whose report, dated November 11, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the HighMark Funds as of July 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
September 25, 2009

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2009 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2009, each Fund is designating the following items with regard to distributions paid during the year.

                                                    15% RATE       ORDINARY
                                                    LONG-TERM       INCOME       RETURN    TAX EXEMPT
                                                  CAPITAL GAIN   DISTRIBUTION      OF        INCOME
FUND                                              DISTRIBUTION    (TAX BASIS)   CAPITAL   DISTRIBUTION    TOTAL
----------------------------------------------------------------------------------------------------------------
Balanced ......................................       0.00%         100.00%      0.00%         0.00%     100.00%
Cognitive Value ...............................       0.00%         100.00%      0.00%         0.00%     100.00%
Core Equity ...................................       0.00%         100.00%      0.00%         0.00%     100.00%
Enhanced Growth ...............................       0.00%           0.00%      0.00%         0.00%       0.00%
Equity Income .................................       0.00%          96.66%      3.34%         0.00%     100.00%
Fundamental Equity ............................       0.00%         100.00%      0.00%         0.00%     100.00%
International Opportunities (4) ...............      56.24%          43.76%      0.00%         0.00%     100.00%
Large Cap Growth ..............................       0.00%         100.00%      0.00%         0.00%     100.00%
Large Cap Value ...............................       0.00%         100.00%      0.00%         0.00%     100.00%
Small Cap Advantage ...........................       0.00%         100.00%      0.00%         0.00%     100.00%
Small Cap Value ...............................       0.00%         100.00%      0.00%         0.00%     100.00%
Value Momentum ................................      70.89%          29.11%      0.00%         0.00%     100.00%
Capital Growth Allocation .....................      91.51%           8.49%      0.00%         0.00%     100.00%
Diversified Equity Allocation .................      93.16%           6.84%      0.00%         0.00%     100.00%
Growth & Income Allocation ....................      81.80%          18.20%      0.00%         0.00%     100.00%
Income Plus Allocation ........................      58.34%          41.66%      0.00%         0.00%     100.00%
Bond ..........................................       0.00%         100.00%      0.00%         0.00%     100.00%
California Intermediate Tax-Free Bond (5) .....       4.95%           0.00%      0.00%        95.05%     100.00%
National Intermediate Tax-Free Bond ...........       2.15%           0.00%      0.00%        97.85%     100.00%
Short Term Bond ...............................       0.00%         100.00%      0.00%         0.00%     100.00%
Wisconsin Tax-Exempt ..........................       0.00%           0.61%      0.00%        99.39%     100.00%
California Tax-Free Money Market (5) ..........       0.00%           0.48%      0.00%        99.52%     100.00%
Diversified Money Market ......................       0.00%         100.00%      0.00%         0.00%     100.00%
Treasury Plus Money Market ....................       0.00%         100.00%      0.00%         0.00%     100.00%
U.S. Government Money Market ..................       0.00%         100.00%      0.00%         0.00%     100.00%
100% U.S. Treasury Money Market (6) ...........       0.00%         100.00%      0.00%         0.00%     100.00%

                                                    QUALIFIED
                                                    DIVIDENDS     QUALIFYING
                                                  AND CORPORATE    DIVIDEND
                                                    DIVIDENDS       INCOME
                                                     RECEIVED      (15% TAX        U.S.       QUALIFIED     QUALIFIED
                                                    DEDUCTION      RATE FOR     GOVERNMENT     INTEREST    SHORT-TERM
FUND                                                   (1)         QDI) (2)    INTEREST (3)     INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------------------------------
Balanced ......................................       65.17%         68.75%        29.01%       54.06%        0.00%
Cognitive Value ...............................       65.36%        100.00%         0.00%        1.10%        0.00%
Core Equity ...................................      100.00%        100.00%         0.00%        0.13%        0.00%
Enhanced Growth ...............................        0.00%        100.00%         0.00%        0.00%        0.00%
Equity Income .................................        0.00%        100.00%         0.00%        0.00%        0.00%
Fundamental Equity ............................      100.00%        100.00%         0.00%        2.32%        0.00%
International Opportunities (4) ...............        0.00%        100.00%         0.00%        2.02%        0.00%
Large Cap Growth ..............................      100.00%        100.00%         0.00%        8.05%        0.00%
Large Cap Value ...............................      100.00%        100.00%         0.00%        0.30%        0.00%
Small Cap Advantage ...........................      100.00%        100.00%         0.00%        8.44%        0.00%
Small Cap Value ...............................       76.64%        100.00%         0.00%        0.32%        0.00%
Value Momentum ................................       96.38%        100.00%         0.00%        0.00%        0.00%
Capital Growth Allocation .....................      100.00%        100.00%         0.21%        0.04%        0.00%
Diversified Equity Allocation .................      100.00%        100.00%         0.00%        0.00%        0.00%
Growth & Income Allocation ....................       48.09%         63.57%         0.79%        2.12%        0.00%
Income Plus Allocation ........................       20.92%         23.04%         1.17%        0.22%        0.00%
Bond ..........................................        0.00%          0.00%         2.55%       99.97%        0.00%
California Intermediate Tax-Free Bond (5) .....        0.00%          0.00%         0.00%        0.00%        0.00%
National Intermediate Tax-Free Bond ...........        0.00%          0.00%         0.00%        0.00%        0.00%
Short Term Bond ...............................        0.00%          0.00%         1.14%      100.00%        0.00%
Wisconsin Tax-Exempt ..........................        0.00%          0.00%         0.00%        0.00%        0.00%
California Tax-Free Money Market (5) ..........        0.00%          0.00%         0.00%      100.00%        0.00%
Diversified Money Market ......................        0.00%          0.00%         0.00%       99.87%        0.00%
Treasury Plus Money Market ....................        0.00%          0.00%       100.00%       97.44%        0.00%
U.S. Government Money Market ..................        0.00%          0.00%         0.39%      100.00%        0.00%
100% U.S. Treasury Money Market (6) ...........        0.00%          0.00%       100.00%      100.00%        0.00%

----------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2009, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $7,735,635. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $503,189. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(5) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2009.

(6) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2009. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.

--------------------------------------------------------------------------------
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

                                [GRAPHIC OMITTED]

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members as defined in the 1940 Act." Currently, the Trust does not have any Interested Board Members. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 21, 2009.

-----------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                      NUMBER OF PORTFOLIOS
                                                OFFICE                                          IN HIGHMARK
                                                 AND                   PRINCIPAL                   FUNDS                OTHER
                            POSITION(S)       LENGTH OF              OCCUPATION(S)                COMPLEX           DIRECTORSHIPS
          NAME,              HELD WITH           TIME                 DURING PAST                 OVERSEEN             HELD BY
    ADDRESS(1) AND AGE       THE TRUST        SERVED(2)                 5 YEARS              BY BOARD MEMBER(3)    BOARD MEMBER(4)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS

David Benkert            Trustee,         Since 03/04       From April 1, 1992 to present,           29                  None
52                       Chairman                           Principal, Navigant
                                                            Consulting, Inc. (Financial
                                                            Consulting -- Healthcare).

Thomas L. Braje          Trustee, Vice    Since 06/87       Prior to retirement in October           29                  None
66                       Chairman                           1996, Vice President and Chief
                                                            Financial Officer of Bio Rad
                                                            Laboratories, Inc.

Evelyn Dilsaver          Trustee          Since 01/08       Formerly Executive Vice                  29               Longs Drug
54                                                          President for The Charles                                Corporation
                                                            Schwab Corporation, and                                     (LDG);
                                                            President and Chief Executive                         Aeropostale, Inc.
                                                            Officer of Charles Schwab                                   (ARO)
                                                            Investment Management. Prior
                                                            to July 2004, Senior Vice
                                                            President, Asset Management
                                                            Products and Services. Prior
                                                            to July 2003, Executive Vice
                                                            President - Chief Financial
                                                            Officer and Chief
                                                            Administrative Officer for
                                                            U.S. Trust Company, a
                                                            subsidiary of The Charles
                                                            Schwab Corporation.

David A. Goldfarb        Trustee          Since 06/87       Partner, Goldfarb & Simens,              29                  None
67                                                          Certified Public Accountants.

Michael L. Noel          Trustee          Since 12/98       President, Noel Consulting               29              Avista Corp.
68                                                          Company since 1998. Senior                                  (AVA)
                                                            Advisor, Saber Partners
                                                            (financial advisory firm)
                                                            since 2002. Member, Board of
                                                            Directors, Avista Corp.
                                                            (utility company), since
                                                            January 2004. Member, Board of
                                                            Directors, SCAN Health Plan,
                                                            since 1997. From April 1997 to
                                                            December 1998, Member of
                                                            HighMark Funds Advisory Board.

Robert M. Whitler        Trustee          Since 12/98       Prior to retirement in 1996,             29                  None
71                                                          Executive Vice President and
                                                            Chief Trust Officer of Union
                                                            Bank of California, N.A. From
                                                            April 1997 to December 1998,
                                                            Member of HighMark Funds
                                                            Advisory Board. From April
                                                            1997 to April 2002, Director,
                                                            Current Income Shares, Inc.
                                                            (closed-end investment
                                                            company).

INTERESTED BOARD MEMBERS AND OFFICERS

Earle A. Malm II(5)      Trustee,         Since 12/05       Chairman of the Board of the             29                  N/A
350 California Street    President        (President)       Adviser since February 2005.
San Francisco, CA                         Since 01/08       President, Chief Executive
94104                                     (Trustee)         Officer and Director of the
60                                                          Adviser since October 2002.

Colleen Cummings         Controller and   Since 12/07       Vice President and Director,            N/A                  N/A
4400 Computer Drive      Chief Financial                    Client Services
Westborough, MA          Officer                            Administration, PNC Global
01581                                                       Investment Servicing (U.S.)
38                                                          Inc., since June 2004. Senior
                                                            Manager, Fund Administration,
                                                            PNC Global Investment
                                                            Servicing (U.S.) Inc., from
                                                            1998 to 2004.

----------

(1) Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, San Francisco, CA 94104.

(2) Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

(3) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2009, the HighMark Funds Complex consisted of 29 Funds.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Earle Malm joined the Board of Trustees on January 1, 2008 and is an "interested person" under the 1940 Act by virtue of his position with HighMark Capital Management, Inc.

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

                            [HIGHMARK FUNDS LOGO](R)

TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)

-----------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                      NUMBER OF PORTFOLIOS
                                                OFFICE                                          IN HIGHMARK
                                                 AND                   PRINCIPAL                   FUNDS                OTHER
                            POSITION(S)       LENGTH OF              OCCUPATION(S)                COMPLEX           DIRECTORSHIPS
          NAME,              HELD WITH           TIME                 DURING PAST                 OVERSEEN             HELD BY
     ADDRESS AND AGE         THE TRUST          SERVED                  5 YEARS              BY BOARD MEMBER(1)    BOARD MEMBER(2)
-----------------------------------------------------------------------------------------------------------------------------------
Pamela O'Donnell         Vice President,  Since 12/05       Vice President and Director of          N/A                  N/A
350 California Street    Treasurer        (Treasurer)       Mutual Funds Administration
San Francisco, CA                         Since 03/09       since 2003. Vice President of
94104                                     (Vice President)  Operations and Client Service
45                                                          of the Adviser from 2003 to
                                                            2005. Vice President of
                                                            Finance and Administration of
                                                            MiFund, Inc. from March 2000
                                                            to May 2002.

Catherine Vacca          Chief            Since 9/04        Senior Vice President and               N/A                  N/A
350 California Street    Compliance                         Chief Compliance Officer of
San Francisco, CA 94111  Officer                            the Adviser since July 2004.
52                                                          From December 2002 to July
                                                            2004, Vice President and Chief
                                                            Compliance Officer, Wells
                                                            Fargo Funds Management, LLC.
                                                            From November 2000 to February
                                                            2002, Vice President and Head
                                                            of Fund Administration,
                                                            Charles Schwab & Co., Inc.

David James              Secretary        Since 12/07       Vice President and Counsel of           N/A                  N/A
99 High Street,                                             PNC Global Investment
27th Floor                                                  Servicing (U.S.) Inc., since
Boston, MA 02110                                            June 2006. Counsel and
38                                                          Assistant Vice President at
                                                            State Street Bank and Trust
                                                            Company from June 2000 through
                                                            December 2004. Retired during
                                                            2005.

R. Gregory Knopf         Vice President   Since 9/04        Managing Director of the                N/A                  N/A
445 S. Figueroa Street   & Assistant                        Adviser since 1998.
Suite #306               Secretary
Los Angeles, CA 90071
59

Carol Gould              Vice President   Since 9/08        Assistant Vice President and            N/A                  N/A
99 High Street,          & Assistant                        Manager, PNC Global Investment
27th Floor               Secretary                          Servicing (U.S.) Inc. since
Boston, MA 02110                                            November 2004. Self-employed
48                                                          consultant from September 2002
                                                            to November 2004.

(1) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2009, the HighMark Funds Complex consisted of 29 Funds.

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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                                [GRAPHIC OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. These materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

      o information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

      o the Adviser's and the sub-advisers' financial results and financial condition,

      o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

      o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, the Trust has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that has a sub-adviser other than HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund (the Investment Advisory Agreement, collectively with the sub-advisory agreements relating to each of the Funds other than HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, the "Agreements") at meetings held on June 24-25, 2009.

In considering whether to approve the continuation of the Agreements with respect to the Funds at the meetings held on June 24-25, 2009, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements as they relate to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Aronson+Johnson+Ortiz, LP and LSV Asset Management (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the

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

                            [HIGHMARK FUNDS LOGO](R)

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, including discussions with the Adviser at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Agreements with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also noted that some of the Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Funds have sub-advisers or portfolio managers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Funds, that the performance of the Funds and the Managers supported the renewal of the Agreements with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the

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

                                [GRAPHIC OMITTED]

share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2010.

In addition to the foregoing renewals, during the period covered by this annual report, HighMark established four new series in connection with a reorganization of certain series of North Track Funds, Inc.: HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund (the "Reorganizing Funds").(1) The Board of Trustees approved the establishment of the Reorganizing Funds in connection with HighMark acquiring the assets of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax Exempt Fund (the "North Track Funds") in exchange for Class A, Class B and Class C shares of the Reorganizing Funds and the assumption by the Reorganizing Funds of the assets and liabilities of the North Track Funds.

During the period covered by this annual report, HighMark also established one additional new series: HighMark Geneva Small Cap Growth Fund (the "Geneva Small Cap Growth Fund" and together with the Reorganizing Funds, the "New Funds").

In connection with its establishment of the New Funds, the Board of Trustees, at a meeting held on January 23, 2009, approved amending the Investment Advisory Agreement with respect to the New Funds. The Board of Trustees also approved, at the January 23, 2009 meeting, five new sub-advisory agreements, three of which were between the Adviser and Ziegler Capital Management, LLC ("ZCM") relating to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, respectively (each a "ZCM Sub-Advisory Agreement," and collectively, the "ZCM Sub-Advisory Agreements"), and two of which were between the Adviser and Geneva Capital Management Ltd. ("Geneva") relating to HighMark Geneva Growth Fund and HighMark Geneva Small Cap Growth Fund, respectively (each a "Geneva Sub-Advisory Agreement," and collectively, the "Geneva Sub-Advisory Agreements" and, together with the ZCM Sub-Advisory Agreements, the "New Sub-Advisory Agreements").

----------

(1) In connection with the reorganization, HighMark Funds also acquired the assets and identified liabilities of each of (i) North Track Dow Jones U.S. Health Care 100 Plus Fund in exchange for shares of HighMark Large Cap Growth Fund; (ii) North Track Dow Jones U.S. Financial 100 Plus Fund in exchange for shares of HighMark Large Cap Value Fund and; (iii) North Track S&P 100 Index Fund and North Track Large Cap Equity Fund in exchange for shares of HighMark Value Momentum Fund.

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

                            [HIGHMARK FUNDS LOGO](R)

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

This approval followed extensive discussion of the North Track Funds, the New Funds, ZCM and Geneva at the meeting held on January 23, 2009. In considering whether to approve the Investment Advisory Agreement with respect to the New Funds and the New Sub-Advisory Agreements (the "New Agreements"), the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the New Agreements included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE NEW FUNDS UNDER THE NEW AGREEMENTS. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser, ZCM and Geneva (collectively, the "New Managers") and their affiliates to the New Funds and the resources to be dedicated to the New Funds by the New Managers and their affiliates. The Trustees considered not only the advisory services to be provided by the New Managers to the New Funds, but also the monitoring and oversight services to be provided to the New Funds by the New Managers. For each New Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Agreements, that the nature, extent and quality of services to be provided by the New Managers supported approval of the New Agreements with respect to the New Funds.

INVESTMENT PERFORMANCE OF THE REORGANIZING FUNDS AND THE NEW MANAGERS. With respect to the Reorganizing Funds, although as of the meetings held on January 23, 2009 the Reorganizing Funds had not commenced investment operations, since the assets of the North Track Funds were proposed to be acquired by the Reorganizing Funds and ZCM and Geneva, as applicable, were proposed to continue to provide day-to-day management of each Reorganizing Fund after the reorganization, the Trustees received and considered information regarding the performance history of each North Track Fund since its inception, including information which compared the performance of the North Track Funds to the performance of peer groups of funds and the North Track Funds' respective performance benchmarks. The Trustees also considered the New Managers' reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Agreements, that the performance of ZCM and Geneva in managing the North Track Funds, respectively, supported approval of the New Agreements with respect to the Reorganizing Funds.

INVESTMENT PERFORMANCE OF THE GENEVA SMALL CAP GROWTH FUND, THE ADVISER AND GENEVA. As of the meetings held on January 23, 2009, the Geneva Small Cap Growth Fund had not commenced investment operations, so it did not have any investment performance to be considered. However, the Trustees considered the Adviser's and Geneva's reputation generally, the Funds' performance as a fund family generally, the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance. The Trustees also received and considered information about Geneva's performance in managing products with similar investment objectives and strategies as the Geneva Small Cap Growth Fund over various time periods. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Agreements, that the performance of the Adviser and Geneva supported the approval of the Investment Advisory Agreement and the Geneva Sub-Advisory Agreement with respect to the Geneva Small Cap Growth Fund.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE NEW MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE NEW FUNDS. The Trustees considered and had discussions with Fund management regarding the proposed fees to be charged to the New Funds for advisory services as well as the proposed total expense levels of the New Funds. This information included comparisons of the advisory fees and total expense levels of the New Funds to the advisory fees and total expense levels of other mutual funds within the same investment universe. In evaluating each New Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the New Funds. The Trustees also considered whether any compensation other than advisory fees would be received by the New Managers and their affiliates from the New Funds or any other Fund. The Trustees reviewed information provided by the New Managers as to the anticipated profitability of the New Managers and their affiliates' relationships with the New Funds. When reviewing the anticipated profitability of the New Managers, the Trustees took into account the proposed expense levels of the New Funds and the proposed expense caps. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Agreements, that the advisory fees proposed to be charged by the New Managers relating to their services to be provided to the New Funds were fair and reasonable, and that the costs of these services generally and the related anticipated profitability of the New Managers and their affiliates in respect of their relationships with the New Funds supported the approval of the New Agreements.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale (i.e. decreasing per unit costs as a Fund increases in asset size) in the provision of services by the New Managers and whether those economies of scale would be shared

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

                                [GRAPHIC OMITTED]

with the New Funds. The Trustees noted that all of the share classes of the New Funds are proposed to benefit from expense caps. In considering these issues, the Trustees also took note of the costs of the services to be provided (both on an absolute and a relative basis) and the anticipated profitability to the New Managers and their affiliates of their relationships with the New Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Agreements, that the extent to which any economies of scale are to be shared with the New Funds supported the approval of the New Agreements with respect to the New Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o     the compliance programs of the New Funds and the New Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services to be performed by the Adviser and its affiliates, both under the Investment Advisory Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the New Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the New Funds, and the benefits of investment research that might be provided to the New Managers by reason of brokerage commissions generated by the New Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the New Agreements with respect to the New Funds.

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

                            [HIGHMARK FUNDS LOGO](R)

FUND INFORMATION (UNAUDITED)
JULY 31, 2009

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED                                      431114792       HMBAX        491
COGNITIVE VALUE                               431112390       HCLFX       2209
CORE EQUITY                                   431112788       HMCFX       1627
ENHANCED GROWTH                               431112358       HEGFX       2210
EQUITY INCOME                                 431113109       NJPFX       2643
FUNDAMENTAL EQUITY                            431112267       HMFFX       2217
GENEVA GROWTH                                 431113505       PNMFX       2647
GENEVA SMALL CAP GROWTH                       431113885       HGFSX       2650
INTERNATIONAL OPPORTUNITIES                   431112341       HIOFX       2211
LARGE CAP GROWTH                              431114818       HMGRX        492
LARGE CAP VALUE                               431114206       HMIEX        490
NYSE ARCA TECH 100 INDEX                      431113844       PTSFX       2654
SMALL CAP ADVANTAGE                           431112465       HSAFX       2214
SMALL CAP VALUE                               431112101       HMSCX        148
VALUE MOMENTUM                                431114677       HMVMX        871
CAPITAL GROWTH ALLOCATION                     431112283       HGAFX       2198
DIVERSIFIED EQUITY ALLOCATION                 431112317       HEAFX       2195
GROWTH & INCOME ALLOCATION                    431112325       HGIFX       2197
INCOME PLUS ALLOCATION                        431112333       HPAFX       2196
BOND                                          431114305       HMBDX        489
CA INTERMEDIATE TAX-FREE BOND                 431114644       HMITX        847
NATIONAL INTERMEDIATE TAX-FREE BOND           431112655       HMNTX       1600
SHORT TERM BOND                               431112549       HMSFX       1506
WISCONSIN TAX-EXEMPT                          431113794       WTEFX       2658
CA TAX-FREE MONEY MARKET                      431114842       HMCXX        487
DIVERSIFIED MONEY MARKET                      431114883       HMDXX        484
TREASURY PLUS MONEY MARKET                    431123108       HMFXX       2219
U.S. GOVERNMENT MONEY MARKET                  431114701       HMGXX        485
100% U.S. TREASURY MONEY MARKET               431114503       HMTXX        486

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224                                1.800.433.6884
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

                                [GRAPHIC OMITTED]

                            RETAIL SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED
   CLASS A SHARES                             431114776       HMBRX        480
   CLASS B SHARES                             431114545       HMBBX        452
   CLASS C SHARES                             431112887       HMBCX       1760

COGNITIVE VALUE
   CLASS A SHARES                             431112432       HCLAX       2203
   CLASS C SHARES                             431112424       HCLCX       2206

CORE EQUITY
   CLASS A SHARES                             431112770       HCEAX       1626
   CLASS B SHARES                             431112762       HCEBX       1628
   CLASS C SHARES                             431112754       HCECX       1632

EQUITY INCOME
   CLASS A SHARES                             431113208       NJPAX       2640
   CLASS B SHARES                             431113307       NJPBX       2641
   CLASS C SHARES                             431113406       NJPCX       2642

ENHANCED GROWTH
   CLASS A SHARES                             431112382       HEHAX       2204
   CLASS C SHARES                             431112374       HEGCX       2207

FUNDAMENTAL EQUITY
   CLASS A SHARES                             431112259       HMFAX       2215
   CLASS C SHARES                             431112242       HMFCX       2216

GENEVA GROWTH
   CLASS A SHARES                             431113604       PNMAX       2644
   CLASS B SHARES                             431113703       PNMBX       2645
   CLASS C SHARES                             431113802       MGPCX       2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                             431113877       HGASX       2648
   CLASS C SHARES                             431113851       HGCSX       2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                             431112481       HIOAX       2205
   CLASS C SHARES                             431112473       HITCX       2208

LARGE CAP GROWTH
   CLASS A SHARES                             431114768       HMRGX        481
   CLASS B SHARES                             431114511       HMGBX        455
   CLASS C SHARES                             431112879       HGRCX       1755

LARGE CAP VALUE
   CLASS A SHARES                             431114784       HMERX        479
   CLASS B SHARES                             431114537       HIEBX        457
   CLASS C SHARES                             431112861       HIECX       1754

NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                             431113836       PPTIX       2651
   CLASS B SHARES                             431113828       PSEBX       2652
   CLASS C SHARES                             431113810       PTICX       2653

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

                                [GRAPHIC OMITTED]

FUND INFORMATION (UNAUDITED) (CONCLUDED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                            CUSIP        TICKER      FUND #
SMALL CAP ADVANTAGE
   CLASS A SHARES                             431112457       HSAAX       2212
   CLASS C SHARES                             431112440       HSCAX       2213

SMALL CAP VALUE
   CLASS A SHARES                             431112200       HASVX         41
   CLASS B SHARES                             431112309       HBSVX        123
   CLASS C SHARES                             431112820       HSVCX       1756

VALUE MOMENTUM
   CLASS A SHARES                             431114628       HMVLX        870
   CLASS B SHARES                             431114529       HVMBX        456
   CLASS C SHARES                             431112812       HVMCX       1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                             431112564       HMAAX       1494
   CLASS C SHARES                             431112556       HMACX       1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                             431112275       HEAAX       2193
   CLASS C SHARES                             431112291       HEACX       2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                             431112580       HMRAX       1493
   CLASS C SHARES                             431112572       HMRCX       1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                             431112614       HMPAX       1495
   CLASS C SHARES                             431112598       HMPCX       1498

BOND
   CLASS A SHARES                             431114743       HMRBX        478
   CLASS B SHARES                             431112747       HBDBX       1090
   CLASS C SHARES                             431112648       HBDCX       1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431114578       HMCIX        846
   CLASS B SHARES                             431112796       HCABX       1761
   CLASS C SHARES                             431112630       HCTCX       1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431112663       HMNFX       1598

SHORT TERM BOND
   CLASS A SHARES                             431112523       HMSAX       1505
   CLASS C SHARES                             431112515       HMTCX       1470

WISCONSIN TAX-EXEMPT
   CLASS A SHARES                             431113786       PWTEX       2655
   CLASS B SHARES                             431113778       WTEBX       2656
   CLASS C SHARES                             431113760       WTECX       2657

--------------------------------------------------------------------------------
226                                1.800.433.6884
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

FUND                                            CUSIP        TICKER      FUND #
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                             431114859       HMAXX        476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                             431114800       HMVXX        473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                             431123306       HMPXX       2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                             431114602       HMUXX        474
   CLASS B SHARES                             431114495       HGBXX        450
   CLASS C SHARES                             431112531       HGTXX       1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                             431114404       HMRXX        475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET
   CLASS S SHARES                             431112705       HCSXX       1727

DIVERSIFIED MONEY MARKET
   CLASS S SHARES                             431112408       HDSXX       1728

TREASURY PLUS MONEY MARKET
   CLASS S SHARES                             431123207       HMSXX       2220

U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                             431112507       HGSXX       1729

100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                             431112606       HUSXX       1730

                           CLASS M SHARES INFORMATION

COGNITIVE VALUE
   CLASS M SHARES                             431112416       HCLMX       2200

ENHANCED GROWTH
   CLASS M SHARES                             431112366       HEGMX       2201

INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                             431112499       HIOMX       2202

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--------------------------------------------------------------------------------

                            [HIGHMARK FUNDS LOGO](R)

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

Geneva Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
250 East Wisconsin Avenue, Suite 1050
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Capital Management, LLC
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
750 College Road
Princeton, NJ 08535

TRANSFER AGENT
State Street Bank and Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David Benkert, Chairman
Thomas L. Braje, Vice Chairman
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II

--------------------------------------------------------------------------------
228                                1.800.433.6884
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                            [HIGHMARK FUNDS LOGO](R)

            -----------------------------

              Mutual Funds:
              o are not FDIC insured
              o have no bank guarantee
              o may lose value

            -----------------------------

[HIGHMARK FUNDS LOGO](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0700
84806 (07/09)


                                       -6

ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that David A. Goldfarb, Evelyn Dilsaver and Thomas L. Braje are each qualified to serve as an audit committee financial expert serving on its audit committee and that they are each "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $454,000 for 2008 and $592,100 for 2009.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $27,400 for 2008 and $33,200 for 2009.

          The above "Audit-Related Fees" were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $69,000 for 2008 and $90,200 for 2009.

          Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $48,782 for 2008 and $44,802 for 2009.

  (e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)   100%

                           (c)   100%

                           (d)   100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $145,182 for 2008 and $168,202 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.   INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HIGHMARK FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date      9/27/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date      9/27/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ COLLEEN CUMMINGS
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           principal financial officer)

Date      9/27/09
    ----------------------------------------------------------------------------


------------
* Print the name and title of each signing officer under his or her signature.